UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	8/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Better Future ETF
TICKER SYMBOL:
PJBF
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Jennison Better Future ETF (the “Fund”) for the period of
December 14, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Better Future ETF	$42	0.53%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, demand for
GLP1 weight loss and diabetes drugs, the end to US Federal Reserve interest rate hikes, and continued growth in the US economy.
■
Positions in information technology (driven by semiconductors & semiconductor equipment) and healthcare (led by pharmaceuticals) sectors, which capitalized on important secular trends, contributed the most to the Fund’s performance relative to the Index. Security selection within consumer discretionary, (especially automobiles), also added to performance.
■
Stock selection within consumer staples (especially personal care products) and the Fund’s overweight in consumer discretionary sector detracted the most from returns relative to the Index.
ETF1014E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 14, 2023 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	24.13% (12/14/2023)
Market Price*	24.40% (12/14/2023)
Broad-Based Securities Market Index: MSCI All Country World ND Index	21.54%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions
were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less
than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 16,757,924
Number of fund holdings	29
Total advisory fees paid for the year	$ 48,292
Portfolio turnover rate for the year	57%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	17.0%
Semiconductors & Semiconductor Equipment	15.7%
Pharmaceuticals	13.6%
Broadline Retail	10.4%
Textiles, Apparel & Luxury Goods	7.8%
Technology Hardware, Storage & Peripherals	7.7%
Automobiles	6.2%
Banks	4.5%
Electrical Equipment	3.8%
Biotechnology	3.2%
Personal Care Products	3.0%
Industry Classification	% of Net Assets
Communications Equipment	2.4%
Machinery	2.1%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Electronic Equipment, Instruments & Components	0.8%
Hotels, Restaurants & Leisure	0.8%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since December 14, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Better Future ETF

TICKER SYMBOL	PJBF
CUSIP	69344A826
ETF1014E

PGIM Jennison Focused Growth ETF
TICKER SYMBOL:
PJFG
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Jennison Focused Growth ETF (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth ETF	$87	0.74%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market. Market influences included the end of US Federal Reserve (Fed) interest rate hikes and positioning in favor of lower rates. Further, continued progress on inflation toward the Fed’s sub-2.0% target and positive resiliency in the US economy resulted in strong GDP growth.
■
The Fund outperformed the Index due to strong stock selection, led by semiconductors & equipment companies in the technology sector. The
Fund also saw gains in healthcare sector due to advances in several pharmaceutical holdings. Consumer staples holdings further bolstered relative returns.
■
Conversely, stock selection in consumer discretionary (primarily among apparel & luxury goods companies), along with the Fund’s overweight position in that sector, detracted the most from results relative to the Index.
ETF1010E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2022 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	35.07%	39.56% (12/12/2022)
Market Price**	35.08%	39.58% (12/12/2022)
Russell 1000 Growth Index	30.75%	30.61%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	22.31%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 94,939,800
Number of fund holdings	32
Total advisory fees paid for the year	$ 557,316
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.2%
Broadline Retail	11.7%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.2%
Entertainment	5.1%
Financial Services	3.8%
Consumer Staples Distribution & Retail	3.0%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.5%
Media	1.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.0%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
IT Services	0.6%
Textiles, Apparel & Luxury Goods	0.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth ETF

TICKER SYMBOL	PJFG
CUSIP	69344A875
ETF1010E

PGIM Jennison Focused Mid-Cap ETF
TICKER SYMBOL:
PJFM
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Jennison Focused Mid-Cap ETF (the “Fund”) for the period of
December 14, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Mid-Cap ETF	$32	0.42%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Holdings in consumer discretionary (especially specialty retail), materials (primarily metals & mining), and energy (driven by oil, gas &
consumable fuels) sectors added the most to the Fund’s performance relative to the Index.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to semiconductors & semiconductor equipment), and consumer staples (weighted down by food products) sectors were the primary sources of relative weakness as compared to the Index.
ETF1015E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 14, 2023 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	11.18% (12/14/2023)
Market Price**	11.18% (12/14/2023)
Russell Midcap Index	20.80%
Broad-Based Securities Market Index: S&P 500 Index*	24.96%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 11,673,889
Number of fund holdings	44
Total advisory fees paid for the year	$ 32,778
Portfolio turnover rate for the year	101%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Insurance	10.3%
Oil, Gas & Consumable Fuels	7.5%
Banks	6.8%
Hotels, Restaurants & Leisure	6.3%
Financial Services	5.6%
Multi-Utilities	5.6%
Aerospace & Defense	4.2%
Semiconductors & Semiconductor Equipment	3.7%
Machinery	3.6%
Containers & Packaging	3.6%
Specialized REITs	3.5%
Specialty Retail	3.4%
Biotechnology	3.4%
Affiliated Mutual Fund - Short-Term Investment	3.2%
Software	3.2%
Metals & Mining	2.9%
Textiles, Apparel & Luxury Goods	2.8%
Industry Classification	% of Net Assets
Health Care Providers & Services	2.6%
Real Estate Management & Development	2.6%
Professional Services	2.5%
Interactive Media & Services	2.0%
Life Sciences Tools & Services	1.9%
Electronic Equipment, Instruments & Components	1.8%
Marine Transportation	1.6%
Consumer Staples Distribution & Retail	1.5%
Health Care Equipment & Supplies	1.5%
Ground Transportation	1.3%
Capital Markets	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since December 14, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Mid-Cap ETF

TICKER SYMBOL	PJFM
CUSIP	69344A792
ETF1015E

PGIM Jennison Focused Value ETF
TICKER SYMBOL:
PJFV
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Jennison Focused Value ETF (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value ETF	$82	0.71%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Positions within information technology (driven by technology hardware, storage & peripherals, and semiconductors), healthcare (led by pharmaceuticals and biotechnology), and financials (boosted by banks and capital markets) sectors added the most to the Fund’s very strong performance relative to its Index.
■
Conversely, positions within utilities (led by multi-utilities and electric utilities) and consumer discretionary (driven by automobile components, hotels, and restaurants & leisure) sectors detracted the most from performance relative to the Index.
ETF1009E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2022 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	31.43%	22.34% (12/12/2022)
Market Price**	31.48%	22.38% (12/12/2022)
Russell 1000 Value Index	21.15%	12.61%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	22.31%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 14,662,306
Number of fund holdings	36
Total advisory fees paid for the year	$ 90,480
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	14.0%
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.2%
Insurance	7.0%
Consumer Staples Distribution & Retail	6.3%
Capital Markets	5.7%
Software	5.7%
Semiconductors & Semiconductor Equipment	5.0%
Biotechnology	4.6%
Electric Utilities	4.3%
Aerospace & Defense	4.3%
Health Care Providers & Services	3.5%
Ground Transportation	3.5%
Chemicals	3.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	3.2%
Building Products	2.7%
Automobiles	2.6%
Interactive Media & Services	2.3%
Technology Hardware, Storage & Peripherals	1.9%
Passenger Airlines	1.5%
Multi-Utilities	1.5%
Household Durables	1.0%
Health Care REITs	0.9%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value ETF

TICKER SYMBOL	PJFV
CUSIP	69344A867
ETF1009E

PGIM Jennison International Opportunities ETF
TICKER SYMBOL:
PJIO
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Jennison International Opportunities ETF (the “Fund”) for the
period of December 14, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities ETF	$64	0.83%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as represented by the MSCI ACWI ex USA Index, advanced during the reporting period, with all regions posting positive results. However, international stocks generally lagged US equities, as represented by the S&P 500 Index. Demand for artificial intelligence infrastructure and GLP1 weight loss and diabetes drugs were important secular trends during the period.
■
Security selection within consumer discretionary (driven by automobiles) and healthcare (led by pharmaceuticals) sectors, along with a large overweight in information technology sector, added the most to the Fund’s performance relative to the Index.
■
Conversely, stock selection within consumer staples (especially personal care products) sector, along with the Fund’s significant overweight in consumer discretionary sector and its underweight in financials sector, detracted the most from results relative to the Index.
ETF1016E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 14, 2023 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	16.08% (12/14/2023)
Market Price*	16.50% (12/14/2023)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	16.81%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 13,349,557
Number of fund holdings	29
Total advisory fees paid for the year	$ 68,505
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Textiles, Apparel & Luxury Goods	11.9%
Pharmaceuticals	10.0%
Automobiles	7.9%
Broadline Retail	6.2%
Hotels, Restaurants & Leisure	5.8%
Software	4.7%
Specialty Retail	4.5%
Machinery	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Electrical Equipment	3.3%
Industry Classification	% of Net Assets
Personal Care Products	3.2%
Electronic Equipment, Instruments & Components	2.8%
Beverages	2.2%
Trading Companies & Distributors	2.0%
Financial Services	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since December 14, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities ETF

TICKER SYMBOL	PJIO
CUSIP	69344A818
ETF1016E

PGIM Portfolio Ballast ETF
TICKER SYMBOL:
PBL
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Portfolio Ballast ETF (the “Fund”) for the period of September 1,
2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Portfolio Ballast ETF	$47	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 27%. US bonds also gained, with the Bloomberg
Intermediate Treasury Index up over 6%. Implied volatility increased slightly during the reporting period, with the CBOE Volatility Index increasing from 13.6 to 15.0.
■
The Fund benefited from equity market appreciation as average equity exposure during the reporting period was 68%, slightly higher than the baseline 60%. Increases in implied volatility (which increase option prices) also contributed to the Fund’s performance during the reporting period.
■
Fixed income exposure also added value during the reporting period, as bonds appreciated over the past year.
■
As expected, option time decay was a drag on performance. Overall, the Fund performed as expected during the reporting period, providing
67% participation in the S&P 500 return during the reporting period.
■
The Fund invests primarily in S&P 500 FLEX long-term call options and SPX futures to generate equity exposure and provide market participation. Additionally, the Fund invests in US Treasury futures (in addition to US Treasuries and cash) to manage targeted duration to help reduce equity downside. These derivatives had a positive impact on the Fund’s performance during the reporting period.
ETF1011E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2022 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	17.67%	14.34% (12/12/2022)
Market Price*	17.93%	14.31% (12/12/2022)
Broad-Based Securities Market Index: S&P 500 Index	27.14%	22.31%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 46,620,418
Number of fund holdings	11
Total advisory fees paid for the year	$ 136,130
Portfolio turnover rate for the year	127%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	71.7%
Options Purchased	21.8%
Affiliated Mutual Fund - Short-Term Investment	6.6%
100.1%
Liabilities in excess of other assets*	(0.1)%
100.0%
* Includes unsettled variation margin receivable (payable) for futures contracts outstanding, as reported in the Fund's statutory financial statements.
Futures Contracts outstanding at August 31, 2024
(1)

Futures Contracts: Long Positions	% of Net Assets
5 Year U.S. Treasury Notes	29.6%
2 Year U.S. Treasury Notes	12.0%
10 Year U.S. Treasury Notes	7.6%
S&P 500 E-Mini Index	5.5%
20 Year U.S. Treasury Bonds	2.6%
30 Year U.S. Ultra Treasury Bonds	2.5%
59.8%
(1) Represents the current notional amount of the future contracts (USD) as a percentage of net assets as of August 31, 2024.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Portfolio Ballast ETF

TICKER SYMBOL	PBL
CUSIP	69344A859
ETF1011E

PGIM AAA CLO ETF
TICKER SYMBOL:
PAAA
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM AAA CLO ETF (the “Fund”) for the period of September 1, 2023 to
August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO ETF	$20	0.19%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Collateralized loan obligation (CLO) AAA spreads rallied approximately 35 basis points during the reporting period. (One basis point equals
0.01%.) The spread-tightening environment was driven by robust demand for the asset class despite elevated supply throughout the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: The portfolio was positioned marginally longer in spread duration relative to the Index. (Spread duration measures the sensitivity of the price—the value of principal—of a bond to a change in credit spreads.) As such, the portfolio benefited from additional price appreciation, as longer spread-duration assets outperformed the shorter end of the term curve. The portfolio’s rating composition largely matched the Index throughout the reporting period.
■
No security or sector factors materially detracted from the Fund’s performance relative to the Index during the reporting period.
ETF1012E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 19, 2023 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	8.18%	8.10% (7/19/2023)
Market Price**	8.12%	8.10% (7/19/2023)
JP Morgan CLOIE AAA Index	7.65%	7.61%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	6.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 432,168,234
Number of fund holdings	181
Total advisory fees paid for the year	$ 348,561
Portfolio turnover rate for the year	65%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch).
Credit
ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM AAA CLO ETF

TICKER SYMBOL	PAAA
CUSIP	69344A834
ETF1012E

PGIM Active Aggregate Bond ETF
TICKER SYMBOL:
PAB
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Active Aggregate Bond ETF (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active Aggregate Bond ETF	$19	0.18%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve (the Fed) held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets with greater confidence that the Fed’s first rate cut of the current cycle would come in the second half of 2024. Against the backdrop of a steepening US Treasury yield curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: positioning in AAA collateralized loan obligations, AAA non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities; an overweight to the US investment-grade corporate sector; security selection in mortgage-backed securities and US Treasuries; duration positioning; and credit positioning in midstream energy, banking, electric utilities, and metals & mining. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning; security selection in emerging-markets investment-grade bonds; and credit positioning in telecom, finance companies, and agency CMBS.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps and futures to help manage duration positioning and yield curve exposure. In aggregate, the Fund’s positions in swaps and futures detracted from performance during the reporting period.
ETF1006E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 12, 2021 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	8.13%	-1.18% (4/12/2021)
Market Price*	8.00%	-1.17% (4/12/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	7.30%	-1.06%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 45,039,804
Number of fund holdings	419
Total advisory fees paid for the year	$ 77,962
Portfolio turnover rate for the year	67%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	67.0
AA	5.2
A	9.9
BBB	15.6
BB	0.3
Not Rated	0.1
Cash/Cash Equivalents	1.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Active Aggregate Bond ETF

TICKER SYMBOL	PAB
CUSIP	69344A701
ETF1006E

PGIM Active High Yield Bond ETF
TICKER SYMBOL:
PHYL
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Active High Yield Bond ETF (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active High Yield Bond ETF	$48	0.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in automotives, technology, airlines, electric utilities, and other financials; overweights to the US investment-grade corporate, emerging-markets high yield, and
AAA collateralized loan obligation sectors; and an industry underweight to media & entertainment, along with industry overweights to building materials & home construction, electric utilities, and airlines.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, cable & satellite, and media & entertainment; an overweight to the US bank loan sector and an underweight to the US high yield corporate sector; and industry overweights to metals & mining and cable & satellite, along with industry underweights to technology and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.
ETF1001E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 24, 2018 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	12.15%	4.39%	5.07% (9/24/2018)
Market Price**	11.92%	4.31%	5.06% (9/24/2018)
Bloomberg US High Yield Very Liquid Index	12.54%	3.92%	4.43%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.73%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns.
Since
Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 132,195,847
Number of fund holdings	618
Total advisory fees paid for the year	$ 525,648
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	3.2
A	0.3
BBB	4.7
BB	51.4
B	24.3
CCC	11.3
Not Rated	2.7
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
Effective March 8, 2024, the Fund's unitary fee was lowered from 0.53% to 0.39% of the Fund’s average daily net assets.
■
Effective March 8, 2024, the Fund’s sub-advisory fee was lowered from 0.265% to 0.195% (sub-advisory fees are not paid directly by the
Fund).
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Active High Yield Bond ETF

TICKER SYMBOL	PHYL
CUSIP	69344A206
ETF1001E

PGIM Floating Rate Income ETF
TICKER SYMBOL:
PFRL
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Floating Rate Income ETF (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income ETF	$74	0.70%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans posted positive total returns during the reporting period, continuing to benefit from increased evidence of a soft landing, even as the market experienced a historic repricing and refinancing wave. (When central banks raise interest rates just enough to slow the economy and lower inflation without causing a recession, it is known as a soft landing. When they raise rates enough to cause a significant economic slowdown or a recession, it is known as a hard landing.) During the reporting period, loan mutual funds reported inflows of approximately $14 billion. Meanwhile, collateralized loan obligation (CLO) formation remained robust, with a record gross supply of $279 billion through the first eight months of 2024.
■
The following contributed most to the Fund’s performance relative to the Index during the period: overweights in AA CLOs, emerging-markets high yield, and US investment-grade corporate sectors; an underweight to US bank loans; an overweight to, and security selection in, banking;
security selection in automotive; and an underweight to, and security selection in, consumer non-cyclicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to, and security selection in, telecom; security selection in technology; and security selection in media & entertainment.
■
During the reporting period, the Fund held interest rate futures and swaps to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) Overall, the Fund’s positions in interest rate futures and swaps had a positive impact on performance during the reporting period. The Fund also participated in credit default swaps to increase or reduce credit risk. The Fund’s positions in credit default swaps also had a positive impact on performance. In addition, the Fund also participated in FX forwards, which had no impact on performance.
ETF1008E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 17, 2022 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.62%	9.06% (5/17/2022)
Market Price**	10.39%	9.10% (5/17/2022)
Credit Suisse Leveraged Loan Index	9.81%	8.98%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	1.71%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 74,702,530
Number of fund holdings	401
Total advisory fees paid for the year	$ 413,968
Portfolio turnover rate for the year	131%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.0
AA	8.4
A	5.5
BBB	13.6
BB	29.3
B	37.0
CCC	2.1
CC	0.1
Not Rated	2.9
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income ETF

TICKER SYMBOL	PFRL
CUSIP	69344A883
ETF1008E

PGIM Municipal Income Opportunities ETF
TICKER SYMBOL:
PMIO

Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This
annual shareholder report
contains important information about the PGIM Municipal Income Opportunities ETF (the “Fund”) for the period of
June 14, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Municipal Income Opportunities ETF	$5	0.25%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: an overweight to healthcare credits and security selection in pre-pay gas.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied and an overweight to transportation and tobacco bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) The
Fund’s positions in futures contributed modestly to performance during the reporting period.
ETF1020E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 14, 2024 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	2.77% (6/14/2024)
Market Price**	2.68% (6/14/2024)
Bloomberg 1-15 Year Municipal Index	3.10%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index*	3.27%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 25,576,237
Number of fund holdings	34
Total advisory fees paid for the year	$ 13,485
Portfolio turnover rate for the year	28%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	3.9
AA	35.9
A	17.9
BBB	4.7
B	2.0
Not Rated	34.1
Cash/Cash Equivalents	1.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since June 14, 2024:
■
Effective on or about October 30, 2024, the Fund’s investment objective will change from “to seek total return through a combination of current income and capital appreciation“ to “seek total return through a combination of current income that is exempt from federal income taxes and capital appreciation.” The Fund's investment strategies remain the same.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Municipal Income Opportunities ETF

TICKER SYMBOL	PMIO
CUSIP	69344A776
ETF1020E

PGIM Short Duration High Yield ETF
TICKER SYMBOL:
PSH
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Short Duration High Yield ETF (the “Fund”) for the period of
December 14, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield ETF	$32	0.44%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, cable & satellite, paper & packaging, upstream energy, telecom, airlines, and consumer non-cyclicals; an overweight to the
US investment-grade corporate sector; and industry underweights to telecom and airlines, along with overweights to building materials & home construction and paper & packaging.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in technology, gaming/lodging/leisure, and building materials & home construction; an underweight to the US high yield corporate sector and an overweight to the US bank loan sector; and industry underweights to technology, consumer non-cyclicals, and other financials, along with an industry overweight to cable & satellite.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a positive impact on performance during the reporting period.
ETF1017E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 14, 2023 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	6.61% (12/14/2023)
Market Price**	6.74% (12/14/2023)
Bloomberg 1-3 Year High Yield Corporate 1% Capped Index	8.65%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.01%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions
were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 26,586,625
Number of fund holdings	253
Total advisory fees paid for the year	$ 75,825
Portfolio turnover rate for the year	52%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	7.5
BBB	5.0
BB	49.3
B	25.2
CCC	6.0
Not Rated	0.7
Cash/Cash Equivalents	6.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield ETF

TICKER SYMBOL	PSH
CUSIP	69344A784
ETF1017E

PGIM Short Duration Multi-Sector Bond ETF
TICKER SYMBOL:
PSDM
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Short Duration Multi-Sector Bond ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond ETF	$40	0.38%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve (the Fed) held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets with greater confidence that the Fed’s first rate cut of the current cycle would come in the second half of 2024. Against the backdrop of a steepening US Treasury yield curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: positioning in AAA collateralized loan obligations and AAA non-agency commercial mortgage-backed securities (CMBS); security selection in US high yield corporates, non-agency mortgage-backed securities (MBS), and US Treasuries; duration positioning; overweights to the MBS and emerging-markets high yield sectors;
and credit positioning in banking, consumer non-cyclicals, midstream energy, and retailers & restaurants. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in AA-and-below non-agency CMBS and US investment-grade corporates; yield curve positioning; an overweight to the US high yield corporate sector; and
credit positioning in technology.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, the Fund’s positions in swaps, options, and futures detracted from performance during the reporting period.
ETF1013E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 19, 2023 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	7.97%	7.84% (7/19/2023)
Market Price**	7.91%	7.87% (7/19/2023)
Bloomberg US Government/Credit 1-3 Year Index	6.25%	6.10%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	6.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than
10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 34,558,775
Number of fund holdings	265
Total advisory fees paid for the year	$ 119,588
Portfolio turnover rate for the year	71%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	61.2
AA	6.9
A	8.7
BBB	13.6
BB	4.8
B	2.0
CCC	0.4
Not Rated	1.2
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond ETF

TICKER SYMBOL	PSDM
CUSIP	69344A842
ETF1013E

PGIM Total Return Bond ETF
TICKER SYMBOL:
PTRB
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Total Return Bond ETF (the “Fund”) for the period of September 1,
2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond ETF	$50	0.48%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve (the Fed) held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets with greater confidence that the Fed’s first rate cut of the current cycle would come in the second half of 2024. Against the backdrop of a steepening US Treasury yield curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: positioning in AAA collateralized loan obligations and AAA non-agency commercial mortgage-backed securities (CMBS); security selection in US high yield corporates, US investment-grade corporates, mortgage-backed securities (MBS) and non-agency MBS; overweights to the US investment-grade corporate and emerging-markets high yield sectors, along with an underweight to the MBS sector; and credit positioning in banking, midstream energy, upstream energy, and healthcare & pharmaceuticals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning; security selection in AA-and-below non-agency CMBS and British pound-denominated high yield corporates; and an overweight to the US high yield corporate sector.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) In aggregate, the Fund’s positions in swaps, options, and futures contributed to performance during the reporting period. In addition, the Fund participated in FX forwards, which had a negative impact on performance.
ETF1007E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 2, 2021 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	8.97%	-1.75% (12/2/2021)
Market Price*	8.98%	-1.73% (12/2/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	7.30%	-2.08%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 279,758,363
Number of fund holdings	860
Total advisory fees paid for the year	$ 862,152
Portfolio turnover rate for the year	114%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	61.4
AA	5.0
A	7.9
BBB	18.5
BB	5.2
B	2.1
CCC	0.5
Not Rated	1.1
Cash/Cash Equivalents	(1.7)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond ETF

TICKER SYMBOL	PTRB
CUSIP	69344A800
ETF1007E

PGIM Ultra Short Bond ETF
TICKER SYMBOL:
PULS
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Ultra Short Bond ETF (the “Fund”) for the period of September 1,
2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Bond ETF	$15	0.15%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve (the Fed) held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets with greater confidence that the Fed’s first rate cut of the current cycle would come in the second half of 2024. As a result, US Treasury yields declined across the yield curve, with the 3-month Treasury bill declining from 5.56% to 5.21%
during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) Meanwhile, the Secured Overnight Financing
Rate remained relatively steady around 5.32%.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: allocations to short-term investment-grade corporates as well as high-quality collateralized loan obligations, non-agency commercial mortgage-backed securities, and asset-backed securities. Within credit, the Fund’s positions in banking and electric utilities contributed the most. Duration and yield curve positioning also contributed. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
No security or sector factors materially detracted from the Fund’s performance relative to the Index during the reporting period.
■
During the reporting period, the Fund used interest rate swaps and futures to help manage duration positioning and yield curve exposure.
These instruments allowed the Fund to capture higher yields available farther out on the short-term portion of the yield curve and in spread-sector assets versus Treasuries, while mitigating interest rate risk. Overall, the Fund’s positions in interest rate swaps and futures added to performance during the reporting period.
ETF1000E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 5, 2018 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	6.51%	2.97%	2.93% (4/5/2018)
Market Price**	6.48%	2.97%	2.93% (4/5/2018)
ICE BofA US 3-Month Treasury Bill Index	5.48%	2.27%	2.26%
Broad-Based Securities Market Index : Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.57%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary marke
t trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 7,507,091,860
Number of fund holdings	484
Total advisory fees paid for the year	$ 9,252,966
Portfolio turnover rate for the year	40%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	27.9
AA	21.9
A	22.4
BBB	20.1
Cash/Cash Equivalents	7.5
Other	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Ultra Short Bond ETF

TICKER SYMBOL	PULS
CUSIP	69344A107
ETF1000E

PGIM Ultra Short Municipal Bond ETF
TICKER SYMBOL:
PUSH
Listing Exchange:
NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the PGIM Ultra Short Municipal Bond ETF (the “Fund”) for the period of
June 24, 2024 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Municipal Bond ETF	$3	0.15%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, issuance picked up in the first half of 2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections. Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in housing—driven by an overweight to multifamily housing credits such as Arizona Industrial Development Authority—and underweight positioning in sanitation as spreads widened. The Fund also benefited from +100 basis points of higher yield than the Index, allowing for higher carry return. (One basis point equals 0.01%.)
■
The following detracted most from relative performance during the reporting period: the Fund’s modest yield curve flattener (as the curve steepened); an overweight within healthcare to Westminster Village; and an overweight to dedicated tax, driven by an overweight to New York
Convention Center. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)
ETF1021E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 24, 2024 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	1.22% (6/24/2024)
Market Price**	1.24% (6/24/2024)
Bloomberg 1 Year Municipal Bond Index	1.32%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index*	1.71%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns
for the Index are measured from the closest month-end to
the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 25,199,827
Number of fund holdings	36
Total advisory fees paid for the year	$ 6,999
Portfolio turnover rate for the year	24%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	14.2
AA	22.5
A	32.9
BBB	14.9
Not Rated	4.0
Cash/Cash Equivalents	11.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since June 24, 2024:
■
Effective on or about October 30, 2024, the Fund’s investment objective will change from “to seek total return through a combination of current income and capital appreciation” to “seek total return through a combination of current income that is exempt from federal income taxes and capital appreciation.” The Fund's investment strategies remain the same.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Ultra Short Municipal Bond ETF

TICKER SYMBOL	PUSH
CUSIP	69344A768
ETF1021E

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $473,320 and $240,300, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(e) (1)  Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2024 and August 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –

Audit Committee of Listed Registrants – The registrant has a separately designated standing audit committee (the “Audit Committee”) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Grace Torres (chair), Linda Bynoe, Barry Evens, Keith Hartstein (ex-officio) and Brian Reid.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PGIM ETF TRUST

PGIM Jennison Better Future ETF

PGIM Jennison Focused Growth ETF

PGIM Jennison Focused Mid-Cap ETF

PGIM Jennison Focused Value ETF

PGIM Jennison International Opportunities ETF

PGIM Portfolio Ballast ETF

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

OTC—Over-the-counter

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depositary Receipts

PGIM Jennison Better Future ETF

Schedule of Investments

as of August 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Automobiles 6.2%

Ferrari NV (Italy)	2,095	$1,040,775

Banks 4.5%

NU Holdings Ltd. (Brazil) (Class A Stock)*	50,680	758,680

Biotechnology 3.2%

Vertex Pharmaceuticals, Inc.*	1,074	532,586

Broadline Retail 10.4%

Amazon.com, Inc.*	3,814	680,799
MercadoLibre, Inc. (Brazil)*	517	1,065,878

		1,746,677

Communications Equipment 2.4%

Arista Networks, Inc.*	1,155	408,154

Electrical Equipment 3.8%

Eaton Corp. PLC	1,086	333,326
Schneider Electric SE	1,205	305,962

		639,288

Electronic Equipment, Instruments & Components 0.9%

Keyence Corp. (Japan)	298	141,896

Hotels, Restaurants & Leisure 0.8%

Airbnb, Inc. (Class A Stock)*	1,192	139,834

Machinery 2.1%

Atlas Copco AB (Sweden) (Class A Stock)	19,261	349,179

Personal Care Products 3.0%

L’Oreal SA (France)	1,156	506,793

Pharmaceuticals 13.6%

AstraZeneca PLC (United Kingdom), ADR	5,051	442,568
Eli Lilly & Co.	945	907,219
Novo Nordisk A/S (Denmark), ADR	6,656	926,249

		2,276,036

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 15.7%

ASML Holding NV (Netherlands)	374	$338,047
Broadcom, Inc.	2,927	476,574
NVIDIA Corp.	9,273	1,106,918
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	4,118	707,061

		2,628,600

Software 16.9%

Cadence Design Systems, Inc.*	1,926	517,959
Datadog, Inc. (Class A Stock)*	1,024	119,050
Fair Isaac Corp.*	221	382,390
Microsoft Corp.	2,699	1,125,861
Palo Alto Networks, Inc.*	717	260,070
ServiceNow, Inc.*	504	430,920

		2,836,250

Technology Hardware, Storage & Peripherals 7.7%

Apple, Inc.	5,649	1,293,621

Textiles, Apparel & Luxury Goods 7.8%

Hermes International SCA (France)	325	779,224
LVMH Moet Hennessy Louis Vuitton SE (France)	697	519,524

		1,298,748

TOTAL LONG-TERM INVESTMENTS (cost $14,227,409)		16,597,117

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $159,358)(wb)	159,358	159,358

TOTAL INVESTMENTS 100.0% (cost $14,386,767)		16,756,475
Other assets in excess of liabilities 0.0%		1,449

NET ASSETS 100.0%		$16,757,924

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 3

PGIM Jennison Better Future ETF

Schedule of Investments (continued)

as of August 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$1,040,775	$—	$—
Banks	758,680	—	—
Biotechnology	532,586	—	—
Broadline Retail	1,746,677	—	—
Communications Equipment	408,154	—	—
Electrical Equipment	639,288	—	—
Electronic Equipment, Instruments & Components	141,896	—	—
Hotels, Restaurants & Leisure	139,834	—	—
Machinery	349,179	—	—
Personal Care Products	506,793	—	—
Pharmaceuticals	2,276,036	—	—
Semiconductors & Semiconductor Equipment	2,628,600	—	—
Software	2,836,250	—	—
Technology Hardware, Storage & Peripherals	1,293,621	—	—
Textiles, Apparel & Luxury Goods	1,298,748	—	—
Short-Term Investment
Affiliated Mutual Fund	159,358	—	—

Total	$16,756,475	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Software	16.9%
Semiconductors & Semiconductor Equipment	15.7
Pharmaceuticals	13.6
Broadline Retail	10.4
Textiles, Apparel & Luxury Goods	7.8
Technology Hardware, Storage & Peripherals	7.7
Automobiles	6.2
Banks	4.5
Electrical Equipment	3.8
Biotechnology	3.2
Personal Care Products	3.0
Communications Equipment	2.4

Machinery	2.1%
Affiliated Mutual Fund	1.0
Electronic Equipment, Instruments & Components	0.9
Hotels, Restaurants & Leisure	0.8

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 5

PGIM Jennison Better Future ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $14,227,409)	$16,597,117
Affiliated investments (cost $159,358)	159,358
Foreign currency, at value (cost $5)	5
Dividends receivable	5,148
Tax reclaim receivable	3,490

Total Assets	16,765,118

Liabilities

Management fee payable	7,194

Net Assets	$16,757,924

Net assets were comprised of:
Common stock, at par	$270
Paid-in capital in excess of par	14,595,994
Total distributable earnings (loss)	2,161,660

Net assets, August 31, 2024	$16,757,924

Net asset value, offering price and redemption price per share, ($16,757,924 ÷ 270,000 shares of common stock issued and outstanding)	$62.07

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Statement of Operations

For the Period December 14, 2023* through August 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $6,820 foreign withholding tax)	$53,202
Affiliated dividend income	20,441

Total income	73,643

Expenses
Management fee	53,477
Miscellaneous	14

Total expenses	53,491
Less: Fee waiver and/or expense reimbursement	(5,185)

Net expenses	48,306

Net investment income (loss)	25,337

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(232,751)
In-kind redemptions	566,022
Foreign currency transactions	(720)

332,551

Net change in unrealized appreciation (depreciation) on:
Investments	2,369,708
Foreign currencies	71

2,369,779

Net gain (loss) on investment and foreign currency transactions	2,702,330

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,727,667

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 7

PGIM Jennison Better Future ETF

Statement of Changes in Net Assets

December 14, 2023* through August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$25,337
Net realized gain (loss) on investment and in-kind redemptions transactions	332,551
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,369,779

Net increase (decrease) in net assets resulting from operations	2,727,667

Fund share transactions
Net proceeds from shares sold (200,000 shares)	10,005,236
Shares sold in-kind (100,000 shares)	5,816,453
Shares redeemed in-kind (30,000 shares)	(1,791,432)

Net increase (decrease) in net assets from Fund share transactions	14,030,257

Total increase (decrease)	16,757,924

Net Assets:

Beginning of period	—

End of period	$16,757,924

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Financial Highlights

	December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.96
Total from investment operations	12.07
Net asset value, end of period	$62.07
Total Return(c):	24.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,758
Average net assets (000)	$12,710
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.53	%(e)
Expenses before waivers and/or expense reimbursement	0.59	%(e)
Net investment income (loss)	0.28	%(e)
Portfolio turnover rate(f)	57%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 9

PGIM Jennison Focused Growth ETF

Schedule of Investments

as of August 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Automobiles 2.1%

Tesla, Inc.*	9,354	$2,002,785

Banks 1.5%

NU Holdings Ltd. (Brazil) (Class A Stock)*	96,803	1,449,141

Biotechnology 2.1%

Vertex Pharmaceuticals, Inc.*	4,007	1,987,031

Broadline Retail 11.7%

Amazon.com, Inc.*	42,400	7,568,400
MercadoLibre, Inc. (Brazil)*	1,721	3,548,117

		11,116,517

Consumer Staples Distribution & Retail 3.0%

Costco Wholesale Corp.	3,140	2,802,073

Electrical Equipment 1.0%

Eaton Corp. PLC	3,237	993,532

Entertainment 5.1%

Netflix, Inc.*	5,480	3,843,398
Walt Disney Co. (The)	11,484	1,037,924

		4,881,322

Financial Services 3.8%

Mastercard, Inc. (Class A Stock)	7,518	3,633,750

Health Care Equipment & Supplies 1.4%

Intuitive Surgical, Inc.*	2,601	1,281,331

Hotels, Restaurants & Leisure 1.0%

Airbnb, Inc. (Class A Stock)*	7,786	913,376

Interactive Media & Services 11.1%

Alphabet, Inc. (Class A Stock)	26,162	4,274,348
Meta Platforms, Inc. (Class A Stock)	11,965	6,237,474

		10,511,822

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 0.6%

MongoDB, Inc.*	2,107	$612,694

Media 1.5%

Trade Desk, Inc. (The) (Class A Stock)*	13,191	1,378,855

Personal Care Products 1.0%

L’Oreal SA (France), ADR	11,235	983,961

Pharmaceuticals 9.2%

AstraZeneca PLC (United Kingdom), ADR	15,321	1,342,426
Eli Lilly & Co.	4,761	4,570,655
Novo Nordisk A/S (Denmark), ADR	20,260	2,819,382

		8,732,463

Semiconductors & Semiconductor Equipment 16.4%

ASML Holding NV (Netherlands)	1,675	1,513,982
Broadcom, Inc.	27,456	4,470,386
NVIDIA Corp.	80,550	9,615,254

		15,599,622

Software 16.2%

Cadence Design Systems, Inc.*	6,936	1,865,299
Crowdstrike Holdings, Inc. (Class A Stock)*	2,742	760,302
Datadog, Inc. (Class A Stock)*	6,247	726,276
Microsoft Corp.	20,815	8,682,769
Palo Alto Networks, Inc.*	3,907	1,417,147
ServiceNow, Inc.*	2,256	1,928,880

		15,380,673

Technology Hardware, Storage & Peripherals 9.8%

Apple, Inc.	40,600	9,297,400

Textiles, Apparel & Luxury Goods 0.6%

LVMH Moet Hennessy Louis Vuitton SE (France), ADR	3,837	571,981

TOTAL LONG-TERM INVESTMENTS (cost $67,143,038)		94,130,329

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 11

PGIM Jennison Focused Growth ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $818,889)(wb)	818,889	$818,889

TOTAL INVESTMENTS 100.0% (cost $67,961,927)		94,949,218
Liabilities in excess of other assets (0.0)%		(9,418)

NET ASSETS 100.0%		$94,939,800

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$ 2,002,785	$—	$—
Banks	1,449,141	—	—
Biotechnology	1,987,031	—	—
Broadline Retail	11,116,517	—	—
Consumer Staples Distribution & Retail	2,802,073	—	—
Electrical Equipment	993,532	—	—
Entertainment	4,881,322	—	—
Financial Services	3,633,750	—	—
Health Care Equipment & Supplies	1,281,331	—	—
Hotels, Restaurants & Leisure	913,376	—	—
Interactive Media & Services	10,511,822	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
IT Services	$612,694	$—	$—
Media	1,378,855	—	—
Personal Care Products	983,961	—	—
Pharmaceuticals	8,732,463	—	—
Semiconductors & Semiconductor Equipment	15,599,622	—	—
Software	15,380,673	—	—
Technology Hardware, Storage & Peripherals	9,297,400	—	—
Textiles, Apparel & Luxury Goods	571,981	—	—
Short-Term Investment
Affiliated Mutual Fund	818,889	—	—

Total	$94,949,218	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	16.4%
Software	16.2
Broadline Retail	11.7
Interactive Media & Services	11.1
Technology Hardware, Storage & Peripherals	9.8
Pharmaceuticals	9.2
Entertainment	5.1
Financial Services	3.8
Consumer Staples Distribution & Retail	3.0
Automobiles	2.1
Biotechnology	2.1
Banks	1.5
Media	1.5
Health Care Equipment & Supplies	1.4

Electrical Equipment	1.0%
Personal Care Products	1.0
Hotels, Restaurants & Leisure	1.0
Affiliated Mutual Fund	0.9
IT Services	0.6
Textiles, Apparel & Luxury Goods	0.6

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 13

PGIM Jennison Focused Growth ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $67,143,038)	$94,130,329
Affiliated investments (cost $818,889)	818,889
Dividends receivable	35,572
Tax reclaim receivable	14,115

Total Assets	94,998,905

Liabilities

Management fee payable	59,105

Net Assets	$94,939,800

Net assets were comprised of:
Common stock, at par	$1,070
Paid-in capital in excess of par	69,774,723
Total distributable earnings (loss)	25,164,007

Net assets, August 31, 2024	$94,939,800

Net asset value, offering price and redemption price per share. ($94,939,800 ÷ 1,070,000 shares of common stock issued and outstanding)	$88.73

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $12,926 foreign withholding tax)	$376,927
Affiliated dividend income	37,882
Affiliated income from securities lending, net	556

Total income	415,365

Expenses
Management fee	563,901
Less: Fee waiver and/or expense reimbursement	(6,585)

Net expenses	557,316

Net investment income (loss)	(141,951)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $179)	(1,137,910)
In-kind redemptions	9,279,091

8,141,181

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(6))	13,647,562

Net gain (loss) on investment transactions	21,788,743

Net Increase (Decrease) In Net Assets Resulting From Operations	$21,646,792

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 15

PGIM Jennison Focused Growth ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2024	December 12, 2022* through August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(141,951)	$(47,497)
Net realized gain (loss) on investment and in-kind redemptions transactions	8,141,181	202,396
Net change in unrealized appreciation (depreciation) on investments	13,647,562	13,339,729

Net increase (decrease) in net assets resulting from operations	21,646,792	13,494,628

Fund share transactions
Net proceeds from shares sold (0 and 200,000 shares, respectively)	—	10,005,000
Shares sold in-kind (510,000 and 750,000 shares, respectively)	40,220,978	38,676,326
Shares redeemed in-kind (310,000 and 80,000 shares, respectively)	(24,077,606)	(5,026,318)

Net increase (decrease) in net assets from Fund share transactions	16,143,372	43,655,008

Total increase (decrease)	37,790,164	57,149,636

Net Assets:

Beginning of period	57,149,636	—

End of period	$94,939,800	$57,149,636

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Financial Highlights

	Year Ended August 31, 2024	December 12, 2022(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$65.69	$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	23.19	15.75
Total from investment operations	23.04	15.69
Net asset value, end of period	$88.73	$65.69
Total Return(c):	35.07%	31.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94,940	$57,150
Average net assets (000)	$75,185	$44,323
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.74%	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75%	0.75	%(e)
Net investment income (loss)	(0.19)%	(0.15	)%(e)
Portfolio turnover rate(f)	36%	32%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 17

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments

as of August 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 96.8%

COMMON STOCKS

Aerospace & Defense 4.2%

HEICO Corp.	752	$192,933
L3Harris Technologies, Inc.	1,259	297,968

		490,901

Banks 6.8%

East West Bancorp, Inc.	2,354	197,901
Western Alliance Bancorp	4,664	380,955
Wintrust Financial Corp.	2,014	219,123

		797,979

Biotechnology 3.4%

Natera, Inc.*	1,562	184,722
Neurocrine Biosciences, Inc.*	1,645	209,014

		393,736

Capital Markets 1.1%

LPL Financial Holdings, Inc.	574	128,771

Consumer Staples Distribution & Retail 1.5%

Performance Food Group Co.*	2,403	179,360

Containers & Packaging 3.6%

Crown Holdings, Inc.	4,653	420,678

Electronic Equipment, Instruments & Components 1.8%

Littelfuse, Inc.	763	207,688

Financial Services 5.6%

Essent Group Ltd.	2,006	128,966
Shift4 Payments, Inc. (Class A Stock)*	6,324	525,524

		654,490

Ground Transportation 1.3%

Saia, Inc.*	414	155,594

Health Care Equipment & Supplies 1.5%

Dexcom, Inc.*	2,556	177,233

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 2.6%

Molina Healthcare, Inc.*	871	$304,667

Hotels, Restaurants & Leisure 6.3%

Churchill Downs, Inc.	2,922	406,071
Hilton Worldwide Holdings, Inc.	1,513	332,315

		738,386

Insurance 10.3%

Axis Capital Holdings Ltd.	3,590	286,769
Markel Group, Inc.*	284	454,593
RenaissanceRe Holdings Ltd. (Bermuda)	1,270	323,583
Ryan Specialty Holdings, Inc.	2,017	130,359

		1,195,304

Interactive Media & Services 2.0%

Pinterest, Inc. (Class A Stock)*	7,317	234,437

Life Sciences Tools & Services 1.9%

ICON PLC*	695	223,832

Machinery 3.7%

Allison Transmission Holdings, Inc.	2,330	216,107
Gates Industrial Corp. PLC*	11,537	209,512

		425,619

Marine Transportation 1.6%

Kirby Corp.*	1,562	187,315

Metals & Mining 2.9%

Agnico Eagle Mines Ltd. (Canada)	4,085	332,805

Multi-Utilities 5.6%

CMS Energy Corp.	2,637	178,947
NiSource, Inc.	14,285	472,262

		651,209

Oil, Gas & Consumable Fuels 7.4%

Diamondback Energy, Inc.	1,066	207,987

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 19

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Permian Resources Corp.	19,789	$281,795
Targa Resources Corp.	2,574	378,121

		867,903

Professional Services 2.5%

KBR, Inc.	4,201	291,381

Real Estate Management & Development 2.6%

CBRE Group, Inc. (Class A Stock)*	2,599	299,249

Semiconductors & Semiconductor Equipment 3.7%

Entegris, Inc.	1,577	182,727
Microchip Technology, Inc.	1,471	120,857
Universal Display Corp.	662	128,243

		431,827

Software 3.2%

CyberArk Software Ltd.*	866	248,317
Datadog, Inc. (Class A Stock)*	1,094	127,188

		375,505

Specialized REITs 3.5%

Gaming & Leisure Properties, Inc.	7,833	407,473

Specialty Retail 3.4%

Burlington Stores, Inc.*	1,492	400,214

Textiles, Apparel & Luxury Goods 2.8%

Ralph Lauren Corp.	1,887	323,168

TOTAL LONG-TERM INVESTMENTS (cost $10,041,508)		11,296,724

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 3.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $376,818)(wb)	376,818	$376,818

TOTAL INVESTMENTS 100.0% (cost $10,418,326)		11,673,542
Other assets in excess of liabilities 0.0%		347

NET ASSETS 100.0%		$11,673,889

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$490,901	$—	$—
Banks	797,979	—	—
Biotechnology	393,736	—	—
Capital Markets	128,771	—	—
Consumer Staples Distribution & Retail	179,360	—	—
Containers & Packaging	420,678	—	—
Electronic Equipment, Instruments & Components	207,688	—	—
Financial Services	654,490	—	—
Ground Transportation	155,594	—	—
Health Care Equipment & Supplies	177,233	—	—
Health Care Providers & Services	304,667	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 21

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$738,386	$—	$—
Insurance	1,195,304	—	—
Interactive Media & Services	234,437	—	—
Life Sciences Tools & Services	223,832	—	—
Machinery	425,619	—	—
Marine Transportation	187,315	—	—
Metals & Mining	332,805	—	—
Multi-Utilities	651,209	—	—
Oil, Gas & Consumable Fuels	867,903	—	—
Professional Services	291,381	—	—
Real Estate Management & Development	299,249	—	—
Semiconductors & Semiconductor Equipment	431,827	—	—
Software	375,505	—	—
Specialized REITs	407,473	—	—
Specialty Retail	400,214	—	—
Textiles, Apparel & Luxury Goods	323,168	—	—
Short-Term Investment
Affiliated Mutual Fund	376,818	—	—

Total	$11,673,542	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Insurance	10.3%
Oil, Gas & Consumable Fuels	7.4
Banks	6.8
Hotels, Restaurants & Leisure	6.3
Financial Services	5.6
Multi-Utilities	5.6
Aerospace & Defense	4.2
Semiconductors & Semiconductor Equipment	3.7
Machinery	3.7
Containers & Packaging	3.6
Specialized REITs	3.5
Specialty Retail	3.4
Biotechnology	3.4
Affiliated Mutual Fund	3.2
Software	3.2

Metals & Mining	2.9%
Textiles, Apparel & Luxury Goods	2.8
Health Care Providers & Services	2.6
Real Estate Management & Development	2.6
Professional Services	2.5
Interactive Media & Services	2.0
Life Sciences Tools & Services	1.9
Electronic Equipment, Instruments & Components	1.8
Marine Transportation	1.6
Consumer Staples Distribution & Retail	1.5
Health Care Equipment & Supplies	1.5
Ground Transportation	1.3

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Capital Markets	1.1%

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 23

PGIM Jennison Focused Mid-Cap ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $10,041,508)	$11,296,724
Affiliated investments (cost $376,818)	376,818
Dividends receivable	5,046

Total Assets	11,678,588

Liabilities

Management fee payable	4,699

Net Assets	$11,673,889

Net assets were comprised of:
Common stock, at par	$210
Paid-in capital in excess of par	10,781,529
Total distributable earnings (loss)	892,150

Net assets, August 31, 2024	$11,673,889

Net asset value, offering price and redemption price per share. ($11,673,889 ÷ 210,000 shares of common stock issued and outstanding)	$55.59

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Statement of Operations

For the Period December 14, 2023* through August 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $ 624 foreign withholding tax)	$83,091
Affiliated dividend income	18,690

Total income	101,781

Expenses
Management fee	38,296
Miscellaneous	47

Total expenses	38,343

Less: Fee waiver and/or expense reimbursement	(5,518)

Net expenses	32,825

Net investment income (loss)	68,956

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(434,840)
In-kind redemptions	270,373

(164,467)

Net change in unrealized appreciation (depreciation) on investments	1,255,216

Net gain (loss) on investment transactions	1,090,749

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,159,705

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF  25

PGIM Jennison Focused Mid-Cap ETF

Statement of Changes in Net Assets

December 14, 2023* through August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$68,956
Net realized gain (loss) on investment and in-kind redemptions transactions	(164,467)
Net change in unrealized appreciation (depreciation) on investments	1,255,216

Net increase (decrease) in net assets resulting from operations	1,159,705

Fund share transactions
Net proceeds from shares sold (200,000 shares)	10,000,223
Shares sold in-kind (70,000 shares)	3,656,771
Shares redeemed in-kind (60,000 shares)	(3,142,810)

Net increase (decrease) in net assets from Fund share transactions	10,514,184

Total increase (decrease)	11,673,889

Net Assets:

Beginning of period	—

End of period	$11,673,889

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Financial Highlights

	December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.33
Net realized and unrealized gain (loss) on investment transactions	5.26
Total from investment operations	5.59
Net asset value, end of period	$55.59
Total Return(c):	11.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,674
Average net assets (000)	$10,960
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42	%(e)
Expenses before waivers and/or expense reimbursement	0.49	%(e)
Net investment income (loss)	0.88	%(e)
Portfolio turnover rate(f)	101%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 27

PGIM Jennison Focused Value ETF

Schedule of Investments

as of August 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 96.6%

COMMON STOCKS

Aerospace & Defense 4.3%

Airbus SE (France), ADR	7,714	$296,140
General Electric Co.	1,908	333,175

		629,315

Automobiles 2.6%

General Motors Co.	7,743	385,447

Banks 14.0%

Bank of America Corp.	10,664	434,558
JPMorgan Chase & Co.	3,132	704,074
PNC Financial Services Group, Inc. (The)	2,480	459,023
Truist Financial Corp.	10,398	462,295

		2,059,950

Biotechnology 4.6%

AbbVie, Inc.	3,405	668,436

Building Products 2.7%

Johnson Controls International PLC	5,418	394,701

Capital Markets 5.7%

Blackstone, Inc.	2,132	303,511
Goldman Sachs Group, Inc. (The)	1,040	530,660

		834,171

Chemicals 3.2%

Linde PLC	988	472,511

Consumer Staples Distribution & Retail 6.3%

Walmart, Inc.	11,959	923,594

Electric Utilities 4.3%

PG&E Corp.	31,998	630,361

Ground Transportation 3.5%

Union Pacific Corp.	1,987	508,851

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 3.5%

Cigna Group (The)	1,422	$514,494

Health Care REITs 0.9%

Alexandria Real Estate Equities, Inc.	1,118	133,679

Household Durables 1.0%

Toll Brothers, Inc.	1,047	150,841

Insurance 7.0%

Chubb Ltd.	1,902	540,511
MetLife, Inc.	6,357	492,540

		1,033,051

Interactive Media & Services 2.3%

Meta Platforms, Inc. (Class A Stock)	644	335,724

Multi-Utilities 1.5%

CenterPoint Energy, Inc.	7,919	216,189

Oil, Gas & Consumable Fuels 7.2%

ConocoPhillips	3,769	428,875
Exxon Mobil Corp.	5,296	624,610

		1,053,485

Passenger Airlines 1.5%

Delta Air Lines, Inc.	5,348	227,236

Pharmaceuticals 7.9%

AstraZeneca PLC (United Kingdom), ADR	6,097	534,219
Bristol-Myers Squibb Co.	5,561	277,772
Eli Lilly & Co.	361	346,567

		1,158,558

Semiconductors & Semiconductor Equipment 5.0%

Advanced Micro Devices, Inc.*	1,394	207,093
Broadcom, Inc.	1,798	292,750
Lam Research Corp.	279	229,062

		728,905

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 29

PGIM Jennison Focused Value ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Software 5.7%

Microsoft Corp.	727	$303,261
Oracle Corp.	2,297	324,543
Salesforce, Inc.	816	206,366

		834,170

Technology Hardware, Storage & Peripherals 1.9%

Dell Technologies, Inc. (Class C Stock)	2,356	272,212

TOTAL LONG-TERM INVESTMENTS (cost $10,926,755)		14,165,881

SHORT-TERM INVESTMENT 3.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $471,884)(wb)	471,884	471,884

TOTAL INVESTMENTS 99.8% (cost $11,398,639)		14,637,765
Other assets in excess of liabilities 0.2%		24,541

NET ASSETS 100.0%		$14,662,306

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Schedule of Investments (continued)

as of August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$629,315	$—	$—
Automobiles	385,447	—	—
Banks	2,059,950	—	—
Biotechnology	668,436	—	—
Building Products	394,701	—	—
Capital Markets	834,171	—	—
Chemicals	472,511	—	—
Consumer Staples Distribution & Retail	923,594	—	—
Electric Utilities	630,361	—	—
Ground Transportation	508,851	—	—
Health Care Providers & Services	514,494	—	—
Health Care REITs	133,679	—	—
Household Durables	150,841	—	—
Insurance	1,033,051	—	—
Interactive Media & Services	335,724	—	—
Multi-Utilities	216,189	—	—
Oil, Gas & Consumable Fuels	1,053,485	—	—
Passenger Airlines	227,236	—	—
Pharmaceuticals	1,158,558	—	—
Semiconductors & Semiconductor Equipment	728,905	—	—
Software	834,170	—	—
Technology Hardware, Storage & Peripherals	272,212	—	—
Short-Term Investment
Affiliated Mutual Fund	471,884	—	—

Total	$14,637,765	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Banks	14.0%
Pharmaceuticals	7.9
Oil, Gas & Consumable Fuels	7.2
Insurance	7.0
Consumer Staples Distribution & Retail	6.3
Capital Markets	5.7
Software	5.7
Semiconductors & Semiconductor Equipment	5.0

Biotechnology	4.6%
Electric Utilities	4.3
Aerospace & Defense	4.3
Health Care Providers & Services	3.5
Ground Transportation	3.5
Chemicals	3.2
Affiliated Mutual Fund	3.2
Building Products	2.7

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 31

PGIM Jennison Focused Value ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Automobiles	2.6%
Interactive Media & Services	2.3
Technology Hardware, Storage & Peripherals	1.9
Passenger Airlines	1.5
Multi-Utilities	1.5
Household Durables	1.0

Health Care REITs	0.9%

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $10,926,755)	$14,165,881
Affiliated investments (cost $471,884)	471,884
Dividends receivable	33,458

Total Assets	14,671,223

Liabilities

Management fee payable	8,917

Net Assets	$14,662,306

Net assets were comprised of:
Common stock, at par	$210
Paid-in capital in excess of par	11,477,297
Total distributable earnings (loss)	3,184,799

Net assets, August 31, 2024	$14,662,306

Net asset value, offering price and redemption price per share,
($14,662,306 ÷ 210,000 shares of common stock issued and outstanding)	$69.82

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 33

PGIM Jennison Focused Value ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $ 866 foreign withholding tax)	$253,229
Affiliated dividend income	14,464

Total income	267,693

Expenses
Management fee	95,414
Less: Fee waiver and/or expense reimbursement	(4,934)

Net expenses	90,480

Net investment income (loss)	177,213

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(69,674)
In-kind redemptions	909,748

840,074

Net change in unrealized appreciation (depreciation) on investments	2,511,203

Net gain (loss) on investment transactions	3,351,277

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,528,490

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2024	December 12, 2022* through August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$177,213	$118,487
Net realized gain (loss) on investment and in-kind redemptions transactions	840,074	(30,590)
Net change in unrealized appreciation (depreciation) on investments	2,511,203	727,923

Net increase (decrease) in net assets resulting from operations	3,528,490	815,820

Dividends and Distributions
Distributions from distributable earnings	(144,291)	(12,409)

Fund share transactions
Net proceeds from shares sold (0 and 200,000 shares, respectively)	—	10,005,000
Shares sold in-kind (60,000 and 20,000 shares, respectively)	3,753,253	995,683
Shares redeemed in-kind (60,000 and 10,000 shares, respectively)	(3,763,910)	(515,330)

Net increase (decrease) in net assets from Fund share transactions	(10,657)	10,485,353

Total increase (decrease)	3,373,542	11,288,764

Net Assets:

Beginning of period	11,288,764	—

End of period	$14,662,306	$11,288,764

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 35

PGIM Jennison Focused Value ETF

Financial Highlights

	Year Ended August 31, 2024	December 12, 2022(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$53.76	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.84	0.56
Net realized and unrealized gain (loss) on investment transactions	15.91	3.26
Total from investment operations	16.75	3.82
Less Dividends and Distributions:
Dividends from net investment income	(0.69)	(0.06)
Net asset value, end of period	$69.82	$53.76
Total Return(c):	31.43%	7.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,662	$11,289
Average net assets (000)	$12,721	$10,586
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71%	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75%	0.75	%(e)
Net investment income (loss)	1.39%	1.56	%(e)
Portfolio turnover rate(f)	36%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Schedule of Investments

as of August 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Brazil 10.6%

MercadoLibre, Inc.*	402	$828,787
NU Holdings Ltd. (Class A Stock)*	39,153	586,121

		1,414,908

Denmark 7.5%

Novo Nordisk A/S, ADR	7,172	998,056

France 16.9%

Dassault Systemes SE	7,045	274,745
Hermes International SCA	287	688,115
L’Oreal SA	989	433,579
LVMH Moet Hennessy Louis Vuitton SE	529	394,302
Safran SA	2,109	461,479

		2,252,220

Germany 2.0%

adidas AG	1,053	270,045

Hong Kong 1.0%

Techtronic Industries Co. Ltd.	10,401	140,186

India 4.7%

Varun Beverages Ltd.	16,714	299,102
Zomato Ltd.*	108,375	323,724

		622,826

Italy 9.7%

Ferrari NV	2,112	1,049,220
Moncler SpA	3,948	241,860

		1,291,080

Japan 7.3%

Advantest Corp.	6,915	314,129
Disco Corp.	995	290,353
Keyence Corp.	774	368,549

		973,031

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 37

PGIM Jennison International Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands 9.7%

Adyen NV, 144A*	177	$260,027
ASM International NV	804	543,021
ASML Holding NV	547	494,417

		1,297,465

Spain 4.4%

Industria de Diseno Textil SA	10,997	595,405

Sweden 3.4%

Atlas Copco AB (Class A Stock)	24,750	448,687

Taiwan 7.3%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,699	978,518

United Kingdom 5.9%

AstraZeneca PLC, ADR	3,790	332,080
Compass Group PLC	14,464	455,704

		787,784

United States 7.9%

Ferguson Enterprises, Inc.	1,279	263,103
Monday.com Ltd.*	1,312	348,848
Schneider Electric SE	1,750	444,343

		1,056,294

TOTAL LONG-TERM INVESTMENTS (cost $11,100,024)		13,126,505

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $222,940)(wb)	222,940	222,940

TOTAL INVESTMENTS 100.0% (cost $11,322,964)		13,349,445
Other assets in excess of liabilities 0.0%		112

NET ASSETS 100.0%		$13,349,557

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$1,414,908	$—	$—
Denmark	998,056	—	—
France	2,252,220	—	—
Germany	270,045	—	—
Hong Kong	140,186	—	—
India	622,826	—	—
Italy	1,291,080	—	—
Japan	973,031	—	—
Netherlands	1,297,465	—	—
Spain	595,405	—	—
Sweden	448,687	—	—
Taiwan	978,518	—	—
United Kingdom	787,784	—	—
United States	1,056,294	—	—
Short-Term Investment
Affiliated Mutual Fund	222,940	—	—

Total	$13,349,445	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 39

PGIM Jennison International Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Semiconductors & Semiconductor Equipment	19.6%
Textiles, Apparel & Luxury Goods	11.9
Pharmaceuticals	10.0
Automobiles	7.9
Broadline Retail	6.2
Hotels, Restaurants & Leisure	5.8
Software	4.7
Specialty Retail	4.4
Machinery	4.4
Banks	4.4
Aerospace & Defense	3.5
Electrical Equipment	3.3
Personal Care Products	3.2

Electronic Equipment, Instruments & Components	2.8%
Beverages	2.3
Trading Companies & Distributors	2.0
Financial Services	1.9
Affiliated Mutual Fund	1.7

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $11,100,024)	$13,126,505
Affiliated investments (cost $222,940)	222,940
Foreign currency, at value (cost $14)	14
Tax reclaim receivable	5,104
Dividends and interest receivable	4,693

Total Assets	13,359,256

Liabilities

Management fee payable	9,699

Net Assets	$13,349,557

Net assets were comprised of:
Common stock, at par	$230
Paid-in capital in excess of par	11,624,366
Total distributable earnings (loss)	1,724,961

Net assets, August 31, 2024	$13,349,557

Net asset value, offering price and redemption price per share. ($13,349,557 ÷ 230,000 shares of common stock issued and outstanding)	$58.04

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 41

PGIM Jennison International Opportunities ETF

Statement of Operations

For the Period December 14, 2023* through August 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $13,702 foreign withholding tax)	$86,665
Affiliated dividend income	12,664

Total income	99,329

Expenses
Management fee	74,101
Less: Fee waiver and/or expense reimbursement	(5,596)

Net expenses	68,505

Net investment income (loss)	30,824

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(326,414)
Foreign currency transactions	(6,035)

(332,449)

Net change in unrealized appreciation (depreciation) on:
Investments	2,026,481
Foreign currencies	105

2,026,586

Net gain (loss) on investment and foreign currency transactions	1,694,137

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,724,961

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Statement of Changes in Net Assets

December 14, 2023* through August 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$30,824
Net realized gain (loss) on investment transactions and foreign currencies	(332,449)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,026,586

Net increase (decrease) in net assets resulting from operations	1,724,961

Fund share transactions
Net proceeds from shares sold (200,000 shares)	10,015,000
Shares sold in-kind (30,000 shares)	1,609,596

Net increase (decrease) in net assets from Fund share transactions	11,624,596

Total increase (decrease)	13,349,557

Net Assets:

Beginning of period	—

End of period	$13,349,557

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 43

PGIM Jennison International Opportunities ETF

Financial Highlights

	December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.90
Total from investment operations	8.04
Net asset value, end of period	$58.04
Total Return(c):	16.08%

Ratios/Supplemental Data:

Net assets, end of period (000)	$13,350
Average net assets (000)	$11,545
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)
Expenses before waivers and/or expense reimbursement	0.90	%(e)
Net investment income (loss)	0.37	%(e)
Portfolio turnover rate(f)	36%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Schedule of Investments

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 100.1%

AFFILIATED MUTUAL FUND 6.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $3,069,452)(wb)	3,069,452	$3,069,452

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) 71.7%
U.S. Treasury Bills	5.391%	10/15/24	22,000	21,868,864
U.S. Treasury Bills(k)	4.848	07/10/25	12,000	11,557,847

TOTAL U.S. TREASURY OBLIGATIONS (cost $33,380,818)				33,426,711

OPTIONS PURCHASED*~ 21.8% (cost $8,416,423)				10,162,695

TOTAL INVESTMENTS 100.1% (cost $44,866,693)				46,658,858
Liabilities in excess of other assets(z) (0.1)%				(38,440)

NET ASSETS 100.0%				$46,620,418

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/08/29	$500.00	450	45	$7,013,355
SPDR S&P 500 ETF Trust	Call	06/18/29	$545.00	235	24	3,149,340

Total Options Purchased (cost $8,416,423)						$10,162,695

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 45

PGIM Portfolio Ballast ETF

Schedule of Investments (continued)

as of August 31, 2024

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
27	2 Year U.S. Treasury Notes	Dec. 2024	$5,603,766	$(5,949)
126	5 Year U.S. Treasury Notes	Dec. 2024	13,784,203	(50,336)
31	10 Year U.S. Treasury Notes	Dec. 2024	3,520,438	(18,571)
10	20 Year U.S. Treasury Bonds	Dec. 2024	1,231,250	(16,340)
9	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	1,187,438	(18,435)
9	S&P 500 E-Mini Index	Sep. 2024	2,547,450	58,730

				$(50,901)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

SG	$—	$626,050

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Short-Term Investments
Affiliated Mutual Fund	$3,069,452	$—	$—
U.S. Treasury Obligations	—	33,426,711	—
Options Purchased	—	10,162,695	—

Total	$3,069,452	$43,589,406	$—

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$58,730	$—	$—

Liabilities
Futures Contracts	$(109,631)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

U.S. Treasury Obligations	71.7%
Options Purchased	21.8
Affiliated Mutual Fund	6.6

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$58,730	*	—	$—
Equity contracts	Unaffiliated investments	10,162,695		—	—

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 47

PGIM Portfolio Ballast ETF

Schedule of Investments (continued)

as of August 31, 2024

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$109,631	*

		$10,221,425		$109,631

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures
Equity contracts	$3,476,093	$11,085
Interest rate contracts	—	413,584

Total	$3,476,093	$424,669

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures
Equity contracts	$150,067	$42,273
Interest rate contracts	—	(209,647)

Total	$150,067	$(167,374)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 6,170,645
Futures Contracts - Long Positions (2)	21,005,836

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $41,797,241)	$43,589,406
Affiliated investments (cost $3,069,452)	3,069,452
Dividends receivable	11,630

Total Assets	46,670,488

Liabilities
Due to broker—variation margin futures	32,816
Management fee payable	17,254

Total Liabilities	50,070

Net Assets	$46,620,418

Net assets were comprised of:
Common stock, at par	$1,600
Paid-in capital in excess of par	41,885,396
Total distributable earnings (loss)	4,733,422

Net assets, August 31, 2024	$46,620,418

Net asset value, offering price and redemption price per share, ($46,620,418 ÷ 1,600,000 shares of common stock issued and outstanding)	$29.14

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 49

PGIM Portfolio Ballast ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$1,170,229
Affiliated dividend income	112,559

Total income	1,282,788

Expenses
Management fee	140,849
Less: Fee waiver and/or expense reimbursement	(4,719)

Net expenses	136,130

Net investment income (loss)	1,146,658

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	3,476,283
Futures transactions	424,669

3,900,952

Net change in unrealized appreciation (depreciation) on:
Investments	202,227
Futures	(167,374)

34,853

Net gain (loss) on investment transactions	3,935,805

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,082,463

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2024	December 12, 2022* through August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,146,658	$634,121
Net realized gain (loss) on investment transactions	3,900,952	(533,716)
Net change in unrealized appreciation (depreciation) on investments	34,853	1,706,411

Net increase (decrease) in net assets resulting from operations	5,082,463	1,806,816

Dividends and Distributions
Distributions from distributable earnings	(2,117,128)	(38,729)

Fund share transactions
Net proceeds from shares sold (580,000 and 1,060,000 shares, respectively)	16,446,772	26,547,838
Cost of shares purchased (40,000 and 0 shares, respectively)	(1,107,614)	—

Net increase (decrease) in net assets from Fund share transactions	15,339,158	26,547,838

Total increase (decrease)	18,304,493	28,315,925

Net Assets:
Beginning of period	28,315,925	—

End of period	$46,620,418	$28,315,925

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 51

PGIM Portfolio Ballast ETF

Financial Highlights

	Year Ended August 31, 2024	December 12, 2022(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.71	$25.00
Income (loss) from investment operations:
Net investment income (loss)	1.00	0.61
Net realized and unrealized gain (loss) on investment transactions	3.47	1.14
Total from investment operations	4.47	1.75
Less Dividends and Distributions:
Dividends from net investment income	(0.90)	(0.04)
Distributions from net realized gains	(1.14)	-
Total dividends and distributions	(2.04)	(0.04)
Net asset value, end of period	$29.14	$26.71
Total Return(c):	17.67%	7.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,620	$28,316
Average net assets (000)	$31,298	$26,311
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.45%	0.45	%(e)
Net investment income (loss)	3.66%	3.36	%(e)
Portfolio turnover rate(f)	127%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM Jennison Better Future ETF, PGIM Jennison Focused Growth ETF, PGIM Jennison Focused Mid-Cap ETF, PGIM Jennison Focused Value ETF, PGIM Jennison International Opportunities ETF and PGIM Portfolio Ballast ETF (each a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Value ETF and PGIM Jennison Focused Mid-Cap ETF are diversified funds for purposes of the 1940 Act, and PGIM Jennison Better Future ETF, PGIM Jennison Focused Growth ETF, PGIM Jennison International Opportunities ETF and PGIM Portfolio Ballast ETF are non-diversified funds for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Better Future ETF (“Jennison Better Future”)	Long-term growth of capital.
PGIM Jennison Focused Growth ETF (“Jennison Focused Growth”)	Long-term growth of capital.
PGIM Jennison Focused Mid-Cap ETF (“Jennison Focused Mid-Cap”)	Long-term growth of capital.
PGIM Jennison Focused Value ETF (“Jennison Focused Value”)	Long-term growth of capital.
PGIM Jennison International Opportunities ETF (“Jennison International Opportunities”)	Long-term growth of capital.
PGIM Portfolio Ballast ETF (“Portfolio Ballast”)	Seek to provide long-term capital growth with reduced volatility compared to the equity market.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial

Notes to Financial Statements  (continued)

statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

Notes to Financial Statements  (continued)

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When each Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to gain exposure to equities and fixed income. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund

Notes to Financial Statements  (continued)

and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Funds. The Manager pays for the services of the subadviser.

Fund	Subadviser(s)

Jennison Better Future	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

Jennison Focused Growth	Jennison

Jennison Focused Mid-Cap	Jennison

Jennison Focused Value	Jennison

Jennison International Opportunities	Jennison

Portfolio Ballast	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each fund whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to each Fund Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below. The Manager has voluntarily agreed to reduce a portion of the Funds’ respective unitary management fees through

Notes to Financial Statements  (continued)

December 31, 2024, which are disclosed on the Statement of Operations. Any such management fee reduction will not be subject to recoupment by the Manager.

Fund	Unitary Fee Rate

Jennison Better Future	0.59%

Jennison Focused Growth	0.75%

Jennison Focused Mid-Cap	0.49%

Jennison Focused Value	0.75%

Jennison International Opportunities	0.90%

Portfolio Ballast	0.45%

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS, Jennison, and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended August 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Better Future	$16,832,709	$6,974,150

Jennison Focused Growth	26,320,345	26,644,446

Jennison Focused Mid-Cap	20,144,387	10,706,808

Jennison Focused Value	4,450,902	5,710,180

Jennison International Opportunities	13,881,274	4,015,525

Portfolio Ballast	9,359,727	9,388,410

The aggregate cost of purchases and proceeds from sales of in-kind creation and redemption transactions for the year ended August 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Better Future	$5,719,990	$1,684,412

Jennison Focused Growth	39,926,187	23,170,256

Jennison Focused Mid-Cap	3,558,323	2,789,927

Jennison Focused Value	3,660,167	2,627,422

Jennison International Opportunities	1,560,689	—

Portfolio Ballast	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended August 31, 2024, is presented as follows:

Jennison Better Future

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)

$—	$11,686,254	$11,526,896	$—	$—	$159,358	159,358	$20,441

Notes to Financial Statements  (continued)

Jennison Focused Growth

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$1,218,101	$2,987,632	$3,386,844	$—	$ —	$818,889	818,889	$37,882

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wb)
343,559	686,063	1,029,795	(6)	179	—	—	556	(2)
$1,561,660	$3,673,695	$4,416,639	$ (6)	$179	$818,889		$38,438

Jennison Focused Mid-Cap

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$—	$10,730,866	$10,354,048	$—	$—	$376,818	376,818	$18,690

Jennison Focused Value

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$229,067	$1,128,449	$885,632	$—	$—	$471,884	471,884	$14,464

Jennison International Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$—	$11,753,978	$11,531,038	$—	$—	$222,940	222,940	$12,664

Portfolio Ballast

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$1,615,814	$26,532,554	$25,078,916	$—	$—	$3,069,452	3,069,452	$112,559

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the period ended August 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

Jennison Better Future (a)	$(566,007)	$566,007

Jennison Focused Growth (a)(b)	(9,216,050)	9,216,050

Jennison Focused Mid-Cap (a)	(267,555)	267,555

Jennison Focused Value	(909,590)	909,590

Jennison International Opportunities	—	—

Portfolio Ballast	—	—

(a)	Redemptions In Kind Adjustments.
(b)	Net Operating Loss.

For the period ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Jennison Better Future	$ —	$ —	$—	$ —

Jennison Focused Growth	—	—	—	—

Jennison Focused Mid-Cap	—	—	—	—

Jennison Focused Value	144,291	—	—	144,291

Jennison International Opportunities	—	—	—	—

Portfolio Ballast	1,409,741	707,387	—	2,117,128

Notes to Financial Statements  (continued)

For the period ended August 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Jennison Better Future	$—	$—	$—	$ —

Jennison Focused Growth	—	—	—	—

Jennison Focused Mid-Cap	—	—	—	—

Jennison Focused Value	12,409	—	—	12,409

Jennison International Opportunities	—	—	—	—

Portfolio Ballast	38,729	—	—	38,729

For the period ended August 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Jennison Better Future	$ 24,632	$ —

Jennison Focused Growth	—	—

Jennison Focused Mid-Cap	69,003	—

Jennison Focused Value	139,000	—

Jennison International Opportunities	24,789	—

Portfolio Ballast	1,812,960	1,128,297

The United States federal income tax basis of the investments and the net unrealized appreciation as of August 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Better Future	$14,399,615	$2,541,113	$(184,253)	$2,356,860

Jennison Focused Growth	67,990,291	28,096,468	(1,137,541)	26,958,927

Jennison Focused Mid-Cap	10,431,502	1,398,393	(156,353)	1,242,040

Jennison Focused Value	11,424,194	3,333,112	(119,541)	3,213,571

Jennison International Opportunities	11,329,148	2,258,029	(237,732)	2,020,297

Portfolio Ballast	44,815,792	1,850,895	(58,730)	1,792,165

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Better Future	$220,000	$—
Jennison Focused Growth	1,670,000	—
Jennison Focused Mid-Cap	419,000	—
Jennison Focused Value	168,000	—
Jennison International Opportunities	320,000	—
Portfolio Ballast	—	—

The Fund indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Growth	$125,000	$—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. except for the Jennison Better Future, Jennison Focused Mid-Cap and Portfolio Ballast which list their shares on the Cboe BZX Exchange, Inc. (together with NYSE Arca, Inc., the “Exchanges”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a

Notes to Financial Statements  (continued)

specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund except for the Portfolio Ballast, which consists of 20,000 shares.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Jennison Better Future	125,000	46.3%

Jennison Focused Growth	185,007	17.3

Jennison Focused Mid-Cap	200,000	95.2

Jennison Focused Value	200,000	95.2

Jennison International Opportunities	186,000	80.9

Portfolio Ballast	997,500	62.3

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Jennison Better Future	1	46.3%

Jennison Focused Growth	1	17.3

Jennison Focused Mid-Cap	1	95.2

Jennison Focused Value	1	95.2

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Jennison International Opportunities	1	80.9%

Portfolio Ballast	1	62.3

Unaffiliated:

Jennison Better Future	2	49.0

Jennison Focused Growth	1	75.7

Jennison Focused Mid-Cap	—	—

Jennison Focused Value	—	—

Jennison International Opportunities	2	16.8

Portfolio Ballast	1	33.0

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the year ended August 31, 2024, the Funds had subscriptions in-kind and /or redemptions in-kind, excluding Portfolio Ballast, with total proceeds in the amounts presented on the Statements of Changes in Net Assets.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA*
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The SCA does not include Jennison Better Future, Jennison Focused Mid-Cap and Jennison International Opportunities.

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 will provide a commitment of $1,200,000,000 through September 25, 2025. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

Notes to Financial Statements  (continued)

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended August 31, 2024.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Better Future	Jennison Focused Growth	Jennison Focused Mid-Cap	Jennison Focused Value	Jennison International Opportunities	Portfolio Ballast

Active Trading	–	–	X	–	–	X

Authorized Participant Concentration	X	X	X	X	X	X

Blend Style	–	–	X	–	–	–

Cash Transactions	X	X	X	X	X	–

Country	X	–	–	–	X	–

Currency	X	–	–	–	X	–

Convertible Securities	–	X	–	–	–	–

Debt Obligations	–	–	–	–	–	X

Derivatives	–	–	–	–	–	X

Economic and Market Events	X	X	X	X	X	X

Emerging Markets	X	–	–	–	X	–

Equity and Equity-Related Securities	X	X	X	X	X	X

ETF Shares Trading	X	X	X	X	X	X

Foreign Securities	X	X	X	X	X	–

Futures and Forward Contracts	–	–	–	–	–	X

Geographic Concentration	X	–	–	–	X	–

Growth Style	X	X	–	–	X	–

Initial Public Offerings	–	X	X	–	–	–

Investment in China	–	–	–	–	X	–

Investment Program	–	–	–	–	–	X

Large Capitalization Company	–	X	–	X	–	–

Large Shareholder and Large Scale Redemption	X	X	X	X	X	X

Liquidity	–	–	–	–	X	–

Management	X	X	X	X	X	X

Market Capitalization	X	–	–	–	X	–

Market Disruption and Geopolitical	X	X	X	X	X	X

Market	X	X	X	X	X	X

Risks	Jennison Better Future	Jennison Focused Growth	Jennison Focused Mid-Cap	Jennison Focused Value	Jennison International Opportunities	Portfolio Ballast
Medium Capitalization (Mid-Cap) Company	–	–	X	–	–	–
Methodology	X	–	–	–	–	–
Model Design	–	–	–	–	–	X
Model Implementation	–	–	–	–	–	X
New/Small Fund	X	X	X	X	X	X
Non-Diversified Investment Company	X	X	–	–	X	X
Preferred Securities	–	X	–	–	–	–
Real Estate Investment Trust	X	–	–	–	–	–
Sector Exposure	X	X	X	X	X	–
Value Style	–	–	–	X	–	–

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other

Notes to Financial Statements  (continued)

portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies

Notes to Financial Statements  (continued)

that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Notes to Financial Statements  (continued)

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other ETFs.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued in recent years prohibit the Fund from investing in certain companies and/or certain sectors.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Investment Program Risk: In pursuing its investment program, the Fund seeks to reduce volatility over a full market cycle, including by limiting Fund losses relative to the broader market. The subadviser may not be successful in limiting volatility and there is a risk that the Fund will experience losses consistent with, or greater than, the equity market during a market downturn. In addition, the Fund’s strategy of using options to capture market upside will limit the returns of the Fund during periods in which the market is rising, particularly during periods of rapid appreciation, and the Fund may not experience investment gains comparable to the broader market. The Fund may not be able to enter into, or close out, options transactions at times or in quantities the subadviser believes necessary to accomplish the Fund’s investment strategy. Because the Fund’s strategy to limit volatility involves buying and selling options on one or more broad market indexes or financial instruments that seek to replicate or approximate the return of such an index, the Fund will incur additional costs in the form of options premiums that an investor would not incur investing directly in the securities of an index or in a fund that tracks the index directly, which costs will reduce the Fund’s returns. In addition, the Fund will forgo the opportunity to benefit fully from potential increases in value if the value of the instrument underlying an option rises above its strike price. Moreover, if the strike price of a purchased option is higher than the value of the underlying instrument at expiration, the option will expire worthless and the Fund will lose the premium paid for the option without a corresponding benefit.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

Notes to Financial Statements  (continued)

Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Methodology Risk: Because the subadviser utilizes exclusionary tools in its methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its methodology criteria when it might be otherwise disadvantageous for it to do so. Due to the exclusionary tools, the subadviser may be less inclined or unable to invest in issuers that provide positive financial returns. There is no guarantee that the subadviser’s exclusionary tools will enhance the quality of asset allocation or portfolio construction. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices. The subadviser’s analysis is also based on a company’s disclosures or forward-looking statements of intent that are not necessarily fact-based or objectively measurable.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical

Notes to Financial Statements  (continued)

underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred securities can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the stock held by the Fund. Preferred security holders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred securities may be less attractive and the price of preferred securities may decline. Preferred securities usually do not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred securities to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PGIM ETF Trust and Shareholders of PGIM Jennison Better Future ETF, PGIM Jennison Focused Growth ETF, PGIM Jennison Focused Mid-Cap ETF, PGIM Jennison Focused Value ETF, PGIM Jennison International Opportunities ETF and PGIM Portfolio Ballast ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting PGIM ETF Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements

PGIM Jennison Focused Growth ETF

PGIM Jennison Focused Value ETF

PGIM Portfolio Ballast ETF

PGIM Jennison Better Future ETF

PGIM Jennison Focused Mid-Cap ETF

PGIM Jennison International Opportunities ETF

Statements of operations for the year ended August 31, 2024, and statements of changes in net assets for the year ended August 31, 2024 and the period December 12, 2022 (commencement of operations) through August 31, 2023 Statements of operations and statements of changes in net assets for the period December 14, 2023 (commencement of operations) through August 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

October 22, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

80

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies are compensated through the unitary management fee paid by the Fund to the Manager and not directly by the Fund. Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Funds’ Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth ETF, PGIM Jennison Focused Value ETF and PGIM Portfolio Ballast ETF (each, a “Fund, and collectively, the “Funds”)1 consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the Trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) and Jennison Associates LLC (“Jennison”), as applicable. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM Quantitative Solutions and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadvisers and, as applicable, its affiliates, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale

1	Each of the Funds is a series of PGIM ETF Trust.

Approval of Advisory Agreements  (continued)

that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to management agreements with each Fund, and between PGIM Investments and each of PGIM Quantitative Solutions and Jennison, as applicable, which serve as the Funds’ subadvisers pursuant to the terms of their respective subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, PGIM Quantitative Solutions and Jennison. The Board noted that PGIM Quantitative Solutions and Jennison are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser(s) for each Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to each Fund, such as PGIM Investments’ role as administrator of each Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions and Jennison, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with

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applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, PGIM Quantitative Solutions and Jennison, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions and Jennison portfolio managers who are responsible for the day-to-day management of the portfolio for their respective Fund(s). The Board was provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Quantitative Solutions and Jennison. The Board also noted that it received favorable compliance reports from each Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Quantitative Solutions and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, and the subadvisory services provided to each Fund by PGIM Quantitative Solutions and Jennison, as applicable, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, PGIM Quantitative Solutions and Jennison under the management agreements and the subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each

Approval of Advisory Agreements  (continued)

Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Quantitative Solutions and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions, Jennison and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with each Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions and Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Quantitative Solutions and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of each Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-, three-, five- and ten-year periods, as applicable, ended December 31, 2023.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal period ended August 31, 2023. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual

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funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. The tables set forth net performance comparisons for each Fund (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

PGIM Jennison Focused Growth ETF

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	N/A	N/A	N/A

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund commenced operations on December 12, 2022 and that longer term performance was not available.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Approval of Advisory Agreements  (continued)

PGIM Jennison Focused Value ETF

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	N/A	N/A	N/A

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund commenced operations on December 12, 2022 and that longer term performance was not available.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Portfolio Ballast ETF

Net Performance	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund commenced operations on December 12, 2022 and that longer term performance was not available.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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Approval of Advisory Agreements

PGIM Better Future ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Jennison Associates LLC (Jennison or the Subadviser) with respect to the PGIM Better Future ETF (the Fund). The Board, including all of the Independent Trustees, met on September 13, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager

Approval of Advisory Agreements  (continued)

and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the

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subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that a separately managed account is managed by the Subadviser that utilizes a substantially similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical

Approval of Advisory Agreements  (continued)

information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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Approval of Advisory Agreements

PGIM Jennison Focused Mid-Cap ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Jennison Associates LLC (Jennison or the Subadviser) with respect to the PGIM Jennison Focused Mid-Cap ETF (the Fund). The Board, including all of the Independent Trustees, met on September 13, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager

Approval of Advisory Agreements  (continued)

and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the

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subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that a separately managed account is managed by the Subadviser that utilizes a substantially similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Approval of Advisory Agreements  (continued)

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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Approval of Advisory Agreements

PGIM Jennison International Opportunities ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Jennison Associates LLC (Jennison or the Subadviser) with respect to the PGIM Jennison International Opportunities ETF (the Fund). The Board, including all of the Independent Trustees, met on September 13, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager

Approval of Advisory Agreements  (continued)

and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that

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the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of a mutual fund advised by the Manager and subadvised by the Subadviser that utilizes a substantially similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the fourth quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical

Approval of Advisory Agreements  (continued)

information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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PGIM ETF TRUST

PGIM AAA CLO ETF

PGIM Active Aggregate Bond ETF

PGIM Active High Yield Bond ETF

PGIM Floating Rate Income ETF

PGIM Municipal Income Opportunities ETF

PGIM Short Duration High Yield ETF

PGIM Short Duration Multi-Sector Bond ETF

PGIM Total Return Bond ETF

PGIM Ultra Short Bond ETF

PGIM Ultra Short Municipal Bond ETF

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AMT—Alternative Minimum Tax

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CABS—Capital Appreciation Bonds

CDD—Community Development District

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CPI—Consumer Price Index

1

Glossary (continued)

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GO—General Obligation

GSI—Goldman Sachs International

iBoxx—Bond Market Indices

IDB—Industrial Development Bond

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

NAB—National Australia Bank Ltd.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PIK—Payment-in-Kind

PSFG—Permanent School Fund Guarantee

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

Rfdg—Refunding

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UMBS—Uniform Mortgage-Backed Securities

USOIS—United States Overnight Index Swap

2

PGIM AAA CLO ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.6%

ASSET-BACKED SECURITIES

Collateralized Loan Obligations

AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704%(c)	07/20/34	3,000	$3,001,877
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	12/02/34	500	501,306
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.645(c)	07/21/37	6,000	6,002,929
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	6.559(c)	07/21/37	5,000	5,002,188
AGL Core CLO Ltd. (Cayman Islands),
Series 2021-15A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	01/20/35	537	537,592
Allegany Park CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.582(c)	01/20/35	1,750	1,750,858
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	6.891(c)	04/28/37	2,500	2,511,250
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.741(c)	01/19/35	2,000	2,000,000
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733(c)	07/15/34	4,000	4,002,800
Ares CLO Ltd. (Cayman Islands),
Series 2016-40A, Class A1RR, 144A, 3 Month SOFR + 1.132% (Cap N/A, Floor 0.870%)	6.433(c)	01/15/29	266	266,051
Series 2020-56A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.706(c)	10/25/34	850	850,246
Series 2021-60A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.661(c)	07/18/34	460	460,386
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	07/20/32	494	494,377
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.033(c)	10/23/32	2,000	1,999,886
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.051(c)	07/15/30	1,157	1,162,281

See Notes to Financial Statements.

PGIM Fixed Income ETFs 3

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Bain Capital Credit CLO (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	6.348%(c)	04/19/34	5,000	$4,999,999
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	10/20/34	4,002	3,998,862
Series 2021-06A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.694(c)	10/21/34	1,000	1,000,679
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.723(c)	07/16/37	5,000	5,013,884
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	01/20/32	1,485	1,486,174
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.744(c)	07/20/34	2,999	3,010,118
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	01/20/35	3,000	3,006,411
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.712(c)	04/20/34	3,000	2,999,790
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644(c)	01/20/34	1,500	1,497,842
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.582(c)	04/20/35	810	814,817
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.332(c)	10/20/35	1,000	1,005,687
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37	1,000	1,006,867
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.715(c)	01/25/35	4,955	4,952,008
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.695(c)	04/24/34	2,750	2,752,769
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.433(c)	05/17/31	772	772,053
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.734(c)	01/20/35	2,500	2,498,895

See Notes to Financial Statements.

4

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.586%(c)	01/17/33	1,000	$1,000,900
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.582(c)	03/09/34	2,000	2,001,732
Series 2022-23A, Class A, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.741(c)	05/19/36	2,500	2,499,617
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.734(c)	07/20/34	1,000	1,003,250
Series 2021-23A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.626(c)	04/25/34	2,500	2,498,542
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644(c)	04/20/34	1,250	1,250,875
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.671(c)	04/15/35	600	600,515
Series 2021-32A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733(c)	10/15/34	1,500	1,501,619
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	07/20/34	4,250	4,255,422
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	6.633(c)	07/15/31	3,196	3,196,972
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.731(c)	07/15/37	5,000	5,007,494
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	6.616(c)	04/15/35	2,000	1,998,478
Capital Four US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.751(c)	01/18/35	1,753	1,750,235
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.517(c)	04/17/31	130	130,221
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	6.575(c)	07/27/31	138	138,370
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.382(c)	01/20/32	2,995	2,995,806

See Notes to Financial Statements.

PGIM Fixed Income ETFs 5

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	0.000%(c)	10/21/37	2,000	$2,000,000
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624(c)	04/20/31	231	231,453
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.722(c)	07/20/37	4,000	4,019,328
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	6.654(c)	04/20/32	4,876	4,879,845
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	6.481(c)	01/15/32	875	875,309
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.883(c)	07/15/37	2,250	2,257,335
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.724(c)	07/20/34	3,500	3,490,726
CIFC Falcon Ltd. (Cayman Islands),
Series 2019-FAL, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.544(c)	01/20/33	800	800,777
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.525(c)	04/24/31	704	704,894
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.614(c)	04/20/34	3,750	3,754,125
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.541(c)	04/18/31	3,403	3,406,742
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.703(c)	01/15/35	800	799,146
Series 2022-05A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.806(c)	01/16/37	1,000	1,002,435
CIFC Funding Ltd.,
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	6.742(c)	07/17/37	5,000	5,005,514
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37	3,000	3,007,800

See Notes to Financial Statements.

6

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.396%(c)	01/20/34	5,000	$4,999,781
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	04/20/34	2,750	2,750,329
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	7.175(c)	01/25/37	2,500	2,509,880
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.764(c)	01/20/35	4,000	4,001,149
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.734(c)	07/20/34	250	249,959
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	07/20/34	3,000	2,996,430
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	6.892(c)	04/20/37	1,500	1,508,162
Series 2024-06A, Class A1, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.823(c)	07/15/37	1,000	1,000,170
Diameter Capital CLO Ltd. (Cayman Islands),
Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.806(c)	07/20/37	5,000	5,012,297
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	0.000(c)	10/15/37	4,000	4,000,000
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.753(c)	07/15/34	2,000	1,995,039
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.694(c)	04/20/34	500	500,335
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.701(c)	07/18/37	4,000	4,004,477
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	10/20/34	2,250	2,256,822
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	6.552(c)	04/20/34	4,000	4,006,109
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.819(c)	04/17/37	2,000	2,010,200

See Notes to Financial Statements.

PGIM Fixed Income ETFs 7

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elmwood CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841%(c)	04/20/37	1,500	$1,507,503
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.705(c)	04/25/36	3,600	3,603,342
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.401(c)	10/14/35	1,000	1,008,650
Series 2023-01A, Class AJ, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.851(c)	10/14/35	1,000	1,002,177
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	6.606(c)	10/22/37	3,000	3,000,522
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.712(c)	07/20/37	6,000	6,002,966
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.902(c)	04/22/37	1,500	1,507,807
Series 07A, Class A2R, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.282(c)	04/22/37	1,500	1,506,102
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.569(c)	04/26/31	669	669,786
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.722(c)	10/20/31	792	792,800
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	6.977(c)	04/28/37	2,250	2,251,337
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.684(c)	04/20/34	6,000	6,009,953
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.685(c)	01/23/35	3,000	3,006,382
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.751(c)	10/26/34	500	499,272
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.576(c)	04/25/31	1,019	1,019,862

See Notes to Financial Statements.

8

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744%(c)	10/20/34	250	$250,382
Katayma CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.282(c)	10/20/36	4,000	4,029,010
KKR CLO Ltd. (Cayman Islands),
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.643(c)	04/15/34	2,000	1,998,983
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.481(c)	07/18/30	1,474	1,473,405
LCM Ltd. (Cayman Islands),
Series 32A, Class A1, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.654(c)	07/20/34	1,600	1,599,190
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.882(c)	01/22/37	2,090	2,101,976
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.591(c)	10/15/32	3,565	3,566,739
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.478(c)	10/16/37	5,000	5,000,000
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.666(c)	04/25/32	349	349,057
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.831(c)	04/15/37	3,000	3,014,209
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.691(c)	04/19/33	2,515	2,512,372
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.779(c)	04/18/37	1,500	1,505,349
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.379(c)	07/27/34	3,000	2,999,880
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.773(c)	10/15/34	750	751,534
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.787(c)	10/17/34	1,500	1,502,880
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	07/20/31	2,326	2,328,297

See Notes to Financial Statements.

PGIM Fixed Income ETFs 9

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	6.593%(c)	10/23/34	4,000	$4,003,364
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.588(c)	01/16/31	1,394	1,394,278
Mountain View CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	6.761(c)	04/15/34	870	870,770
MP CLO Ltd. (Cayman Islands),
Series 2015-02A, Class ARR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.725(c)	04/28/34	750	752,219
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	6.471(c)	01/15/31	998	997,849
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.603(c)	04/15/34	5,000	5,004,033
Neuberger Berman Loan Advisers CLO Ltd. (United Kingdom),
Series 2022-51A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.567(c)	10/23/36	4,000	4,009,475
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.628(c)	10/16/33	1,000	1,000,491
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A2RR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.339(c)	09/16/31	1,500	1,504,293
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.713(c)	07/15/34	2,210	2,202,700
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.723(c)	07/15/34	1,875	1,875,681
Ocean Trails CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1, 144A, 3 Month SOFR + 1.590% (Cap N/A, Floor 1.590%)	6.872(c)	07/20/35	2,000	2,001,651
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	7.001(c)	01/15/37	3,000	3,002,637

See Notes to Financial Statements.

10

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.551%(c)	01/15/33	5,750	$5,757,704
Octagon Investment Partners 51 Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	07/20/34	3,000	3,000,305
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	6.491(c)	07/15/31	2,916	2,920,679
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)	6.154(c)	04/17/31	2,188	2,189,837
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	6.502(c)	04/20/33	4,000	3,996,211
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.344(c)	07/20/29	101	101,384
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.544(c)	10/20/31	1,404	1,404,993
Pikes Peak CLO (Cayman Islands),
Series 2019-04A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.763(c)	07/15/34	1,000	999,993
Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.533(c)	05/18/34	3,500	3,498,340
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.786(c)	04/16/37	1,000	1,000,921
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.741(c)	10/18/34	3,500	3,493,667
Rad CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.687(c)	10/30/34	3,000	2,993,714
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733(c)	01/15/35	1,500	1,500,300
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.282(c)	04/20/35	600	604,519

See Notes to Financial Statements.

PGIM Fixed Income ETFs 11

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.755%(c)	06/20/34	2,000	$2,003,433
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	0.000(c)	01/15/33	4,000	4,000,000
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	01/20/35	1,000	1,001,653
Regatta XVIII Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.663(c)	01/15/34	2,200	2,203,025
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	10/20/31	404	403,828
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	07/20/34	2,450	2,456,114
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.722(c)	07/20/37	3,250	3,249,061
Rockford Tower CLO Ltd.,
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.583(c)	10/15/29	89	89,494
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	6.425(c)	07/25/31	2,270	2,265,108
Shackleton CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.470(c)	08/15/30	101	101,597
Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.754(c)	10/20/34	3,000	2,999,868
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.835(c)	04/25/37	1,500	1,507,141
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.814(c)	04/20/33	750	750,137
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.671(c)	07/18/37	6,000	5,999,700
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	7.162(c)	01/20/36	2,000	2,000,073

See Notes to Financial Statements.

12

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.611%(c)	01/26/31	273	$272,344
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.579(c)	10/26/31	6,768	6,764,263
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624(c)	01/20/32	872	874,317
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733(c)	07/15/34	2,250	2,250,750
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.565(c)	01/25/32	7,000	6,999,943
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.662(c)	10/20/33	3,500	3,503,169
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)	6.508(c)	04/16/31	385	385,456
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.562(c)	10/20/32	4,800	4,801,920
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	03/18/34	3,250	3,256,252
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	07/20/34	1,000	999,580
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.601(c)	04/15/33	2,250	2,250,257
Series 2018-12A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733(c)	07/15/34	2,500	2,502,325
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.152(c)	01/20/36	1,500	1,501,269
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.251(c)	01/15/36	1,750	1,759,493
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.732(c)	07/18/37	3,000	3,004,699
Tralee CLO Ltd. (Cayman Islands),
Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.866(c)	04/25/34	3,000	3,005,161

See Notes to Financial Statements.

PGIM Fixed Income ETFs 13

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.132%(c)	07/20/36	2,000	$2,010,090
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.972(c)	01/20/35	2,000	2,004,467
Trinitas CLO Ltd. (Cayman Islands),
Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.812(c)	07/20/35	1,500	1,504,633
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.551(c)	07/15/32	2,500	2,499,932
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.693(c)	04/15/34	4,000	3,995,244
Voya CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.563(c)	07/15/31	5,558	5,552,782
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.701(c)	07/19/34	3,250	3,253,199
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.251(c)	01/15/37	1,500	1,508,204
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.783(c)	07/15/34	2,500	2,502,824
Whitebox CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.765(c)	10/24/34	2,000	1,993,395
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.773(c)	10/15/34	250	249,963
Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	07/20/33	2,704	2,710,404

See Notes to Financial Statements.

14

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.236%(c)	04/16/36	3,250	$3,268,759

TOTAL ASSET-BACKED SECURITIES
(cost $420,817,434)				421,896,556

TOTAL LONG-TERM INVESTMENTS
(cost $420,817,434)				421,896,556

			Shares

SHORT-TERM INVESTMENT 4.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%)
(cost $19,334,270)(wb)			19,334,270	19,334,270

TOTAL INVESTMENTS 102.1%
(cost $440,151,704)				441,230,826
Liabilities in excess of other assets (2.1)%				(9,062,592)

NET ASSETS 100.0%				$432,168,234

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 15

PGIM AAA CLO ETF

Schedule of Investments (continued)

as of August 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$421,896,556	$—
Short-Term Investment
Affiliated Mutual Fund	19,334,270	—	—

Total	$19,334,270	$421,896,556	$—

Security Allocations:

The security allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

Collateralized Loan Obligations	97.6%

Affiliated Mutual Fund	4.5%

102.1
Liabilities in excess of other assets	(2.1)

100.0%

See Notes to Financial Statements.

16

PGIM AAA CLO ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $420,817,434)	$421,896,556
Affiliated investments (cost $19,334,270)	19,334,270
Dividends and interest receivable	3,551,110
Receivable for Fund shares sold	2,558,091

Total Assets	447,340,027

Liabilities

Payable for investments purchased	15,098,277
Management fee payable	60,342
Payable to custodian	13,174

Total Liabilities	15,171,793

Net Assets	$432,168,234

Net assets were comprised of:
Common stock, at par	$8,450
Paid-in capital in excess of par	428,194,522
Total distributable earnings (loss)	3,965,262

Net assets, August 31, 2024	$432,168,234

Net asset value, offering price and redemption price per share.
($432,168,234 ÷ 8,450,000 shares of common stock issued and outstanding)	$51.14

See Notes to Financial Statements.

PGIM Fixed Income ETFs 17

PGIM AAA CLO ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$12,404,032
Affiliated dividend income	374,826

Total income	12,778,858

Expenses
Management fee	354,552
Less: Fee waiver and/or expense reimbursement	(5,991)

Net expenses	348,561

Net investment income (loss)	12,430,297

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	780,933
Net change in unrealized appreciation (depreciation) on investments	900,856

Net gain (loss) on investment transactions	1,681,789

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,112,086

See Notes to Financial Statements.

18

PGIM AAA CLO ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2024	July 19, 2023* through August 31, 2023
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$12,430,297	$759,026

Net realized gain (loss) on investment transactions	780,933	4,693

Net change in unrealized appreciation (depreciation) on investments	900,856	178,266

Net increase (decrease) in net assets resulting from operations	14,112,086	941,985

Dividends and Distributions

Distributions from distributable earnings	(11,088,809)	—

Fund share transactions

Net proceeds from shares sold (6,750,000 and 2,500,000 shares, respectively)	343,728,259	125,142,342

Shares sold in-kind (50,000 and 0 shares, respectively)	2,539,818	—

Cost of shares purchased (850,000 and 0 shares, respectively)	(43,207,447)	—

Net increase (decrease) in net assets from Fund share transactions	303,060,630	125,142,342

Total increase (decrease)	306,083,907	126,084,327

Net Assets:

Beginning of period	126,084,327	—

End of period	$432,168,234	$126,084,327

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 19

PGIM AAA CLO ETF

Financial Highlights

	Year Ended August 31, 2024	July 19, 2023(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.43	$50.00
Income (loss) from investment operations:
Net investment income (loss)	3.38	0.39
Net realized and unrealized gain (loss) on investment transactions	0.59	0.04
Total from investment operations	3.97	0.43
Less Dividends and Distributions:
Dividends from net investment income	(3.25)	-
Distributions from net realized gains	(0.01)	-
Total dividends and distributions	(3.26)	-
Net asset value, end of period	$51.14	$50.43
Total Return(c):	8.18%	0.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$432,168	$126,084
Average net assets (000)	$186,594	$99,359
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19%	0.19	%(e)
Expenses before waivers and/or expense reimbursement	0.19%	0.19	%(e)
Net investment income (loss)	6.66%	6.48	%(e)
Portfolio turnover rate(f)	65%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

PGIM Active Aggregate Bond ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.4%

ASSET-BACKED SECURITIES 10.4%

Automobiles 3.5%

AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C	5.800%	12/18/28	100	$102,318
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	97,559
Series 2023-03A, Class A, 144A	5.440	02/22/28	100	101,271
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	119	120,565
CarMax Auto Owner Trust,
Series 2022-01, Class D	2.470	07/17/28	100	95,532
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30	79	79,921
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	101,222
Series 2023-02, Class A, 144A	5.280	02/15/36	100	102,954
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	100	100,543
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A	5.490	06/25/27	100	100,821
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	100	93,511
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	200	202,590
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	102,360
Series 2023-04, Class C	6.040	12/15/31	100	102,678
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	86	86,202

				1,590,047

Collateralized Loan Obligations 6.3%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.672(c)	04/20/35	250	249,650
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.442(c)	11/27/31	177	177,449

See Notes to Financial Statements.

PGIM Fixed Income ETFs 21

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.599%(c)	04/18/35	250	$250,250
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	01/20/32	248	247,696
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.622(c)	04/20/35	250	249,732
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.753(c)	07/15/34	250	249,380
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.684(c)	04/20/34	250	250,415
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.918(c)	01/16/33	246	245,661
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.815(c)	06/20/34	250	249,759
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.736(c)	07/10/34	400	400,341
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.562(c)	10/20/32	250	250,100

				2,820,433

Consumer Loans 0.6%

OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	200	190,304
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	102,757

				293,061

TOTAL ASSET-BACKED SECURITIES (cost $4,701,292)				4,703,541

See Notes to Financial Statements.

22

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.4%
BANK,
Series 2019-BN22, Class A3	2.726%	11/15/62	250	$226,826
Series 2021-BN38, Class A4	2.275	12/15/64	100	84,760
Barclays Commercial Mortgage Securities Trust,
Series 2021-C12, Class A4	2.421	11/15/54	250	216,880
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	434,954
Series 2021-B31, Class A4	2.420	12/15/54	100	85,670
CD Mortgage Trust,
Series 2019-CD08, Class A3	2.657	08/15/57	500	454,669
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3	2.749	09/10/52	250	228,739
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR05, Class A3	3.123	06/13/52	500	461,123
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	436	399,715
Series 2020-C56, Class A4	2.194	06/15/53	500	442,078
Series 2021-C59, Class A3	1.958	04/15/54	350	301,583

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,769,409)				3,336,997

CORPORATE BONDS 29.3%

Aerospace & Defense 1.0%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	242,523
Sr. Unsec’d. Notes	2.950	02/01/30	50	44,428
Sr. Unsec’d. Notes	3.625	03/01/48	35	23,857
Sr. Unsec’d. Notes	5.150	05/01/30	75	74,803
Sr. Unsec’d. Notes	5.930	05/01/60	20	18,886
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	25	21,341
Sr. Unsec’d. Notes	4.125	11/16/28	13	12,835

				438,673

Agriculture 0.5%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	44,915
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	23	22,450

See Notes to Financial Statements.

PGIM Fixed Income ETFs 23

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT Capital Corp. (United Kingdom), (cont’d.)
Gtd. Notes	5.834%	02/20/31	50	$52,353
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	35	35,980
Sr. Unsec’d. Notes	5.125	02/13/31	25	25,649
Sr. Unsec’d. Notes	5.250	09/07/28	20	20,580

				201,927

Airlines 0.1%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	50	50,444
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	8	7,444

				57,888

Auto Manufacturers 0.5%

Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	1.625	12/13/24	150	148,303
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	26	27,047
Sr. Unsec’d. Notes	6.600	04/01/36	17	18,400
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	16,324

				210,074

Auto Parts & Equipment 0.0%

BorgWarner, Inc.,
Sr. Unsec’d. Notes
	4.950	08/15/29	5	5,047

Banks 6.6%

Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	51,057
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	144,723
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	335,536
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	30	28,652

See Notes to Financial Statements.

24

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.829%(ff)	05/09/27	200	$202,941
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	110	99,081
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	110,442
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	15	15,269
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	15	15,785
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	90	75,567
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	73,885
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,714
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	77,732
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	15	15,846
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,498
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	130	109,869
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	332,124
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,321
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	36,758
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	137,299
Sub. Notes	2.956(ff)	05/13/31	21	19,112
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	15	16,062
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	100	94,317
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	33,855
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	162,939
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	75,182
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	200	167,018
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	105	105,513
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	41,009
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	15,660
U.S. Bancorp,
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	20	21,010

See Notes to Financial Statements.

PGIM Fixed Income ETFs 25

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572%(ff)	02/11/31	282	$252,999
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	70	71,883

				2,978,658

Beverages 0.4%

Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	4.450	05/15/25	110	109,318
Constellation Brands, Inc.,
Sr. Unsec’d. Notes	2.250	08/01/31	80	68,199

				177,517

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30	80	82,805
Sr. Unsec’d. Notes	5.750	03/02/63	15	15,385

				98,190

Building Materials 0.1%

Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	25	24,444
Vulcan Materials Co.,
Sr. Unsec’d. Notes	3.500	06/01/30	13	12,310

				36,754

Chemicals 0.4%

DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.319	11/15/38	3	3,224
Sr. Unsec’d. Notes	5.419	11/15/48	5	5,424
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	13	10,420
LYB International Finance III LLC,
Gtd. Notes	4.200	10/15/49	17	13,583
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	65	65,840

See Notes to Financial Statements.

26

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Nutrien Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes	4.900%	06/01/43	21	$19,317
Sr. Unsec’d. Notes	5.200	06/21/27	55	55,950

				173,758

Commercial Services 1.0%

California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	20	14,135
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/01/24	101	100,266
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	45	43,904
Global Payments, Inc.,
Sr. Unsec’d. Notes	1.200	03/01/26	21	19,918
Johns Hopkins University,
Unsec’d. Notes, Series A	4.705	07/01/32	20	20,364
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	7,420
Unsec’d. Notes	4.678	07/01/2114	30	28,095
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	23,419
Unsec’d. Notes	3.150	07/15/46	35	27,154
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.750	08/09/27	15	15,071
Trustees of Boston University,
Sec’d. Notes, Series CC	4.061	10/01/48	20	17,449
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	25	18,144
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	32	32,653
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,545
Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	64,367
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	20	13,128

				454,032

See Notes to Financial Statements.

PGIM Fixed Income ETFs 27

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.1%

Apple, Inc.,
Sr. Unsec’d. Notes	3.250%	02/23/26	40	$39,454
International Business Machines Corp.,
Sr. Unsec’d. Notes	5.875	11/29/32	8	8,688

				48,142

Diversified Financial Services 0.2%

Discover Financial Services,
Sr. Unsec’d. Notes	3.750	03/04/25	21	20,812
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.875	07/21/28	55	56,968

				77,780

Electric 3.2%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	13	9,046
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	47	40,855
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	17	14,334
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	20	20,150
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	8	7,337
Sr. Unsec’d. Notes	3.500	12/01/49	25	17,944
Sr. Unsec’d. Notes	6.350	12/15/32	20	21,715
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600	06/15/43	32	29,096
DTE Energy Co.,
Sr. Unsec’d. Notes	4.950	07/01/27	35	35,383
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes	6.100	06/01/37	21	22,771
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	81,802
First Mortgage	5.875	11/15/33	60	64,665
Edison International,
Sr. Unsec’d. Notes	5.450	06/15/29	25	25,706
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	40,240

See Notes to Financial Statements.

28

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Florida Power & Light Co.,
First Mortgage	4.050%	06/01/42	15	$13,030
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49	34	29,354
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	33	28,588
Monongahela Power Co.,
First Mortgage, 144A	3.550	05/15/27	96	93,586
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	6.051	03/01/25	145	145,562
Northern States Power Co.,
First Mortgage	3.400	08/15/42	34	26,913
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	40	34,692
First Mortgage	4.750	02/15/44	45	38,662
PacifiCorp,
First Mortgage	5.350	12/01/53	40	38,405
PECO Energy Co.,
First Mortgage	2.800	06/15/50	32	20,956
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	13	9,093
First Mortgage	5.250	05/15/53	15	15,055
Public Service Co. of Colorado,
First Mortgage	5.250	04/01/53	25	24,240
Public Service Co. of New Hampshire,
First Mortgage	5.350	10/01/33	25	26,089
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	10,154
First Mortgage, MTN	3.700	05/01/28	38	37,147
Sec’d. Notes, MTN	4.650	03/15/33	75	74,814
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30	75	71,477
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	15	12,561
First Mortgage	5.350	04/01/53	25	24,971
Sempra,
Sr. Unsec’d. Notes	3.300	04/01/25	35	34,566
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,905
Southern California Edison Co.,
First Mortgage	4.900	06/01/26	90	90,437

See Notes to Financial Statements.

PGIM Fixed Income ETFs 29

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Southern California Edison Co., (cont’d.)
First Ref. Mortgage	4.000%	04/01/47	55	$44,503
System Energy Resources, Inc.,
First Mortgage	6.000	04/15/28	5	5,220
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.250	05/15/32	30	27,054
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.050	08/15/34	10	10,071
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	10	9,332

				1,439,481

Engineering & Construction 0.4%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	195,000

Entertainment 0.1%

Warnermedia Holdings, Inc.,
Gtd. Notes	5.141	03/15/52	70	53,143

Foods 0.5%

Campbell Soup Co.,
Sr. Unsec’d. Notes	3.300	03/19/25	51	50,462
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29	100	91,735
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	30	25,627
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	10	9,105
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.700	03/15/34	35	36,381

				213,310

See Notes to Financial Statements.

30

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.3%

CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100%	09/01/47	21	$17,048
Sr. Unsec’d. Notes	5.250	03/01/28	65	66,454
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	13	12,663
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	21	20,078
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	30	24,281

				140,524

Healthcare-Services 1.2%

Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	32,208
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	35	35,672
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	50	45,910
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	53,119
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	7,070
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,775
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,747
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	20	17,558
Northwestern Memorial Healthcare Obligated Group,
Unsec’d. Notes, Series 2021	2.633	07/15/51	20	13,315
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	25,639
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,907
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	45,328
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	35	24,996
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	39,272

See Notes to Financial Statements.

PGIM Fixed Income ETFs 31

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.950%	10/15/42	60	$51,542
Sr. Unsec’d. Notes	4.250	01/15/29	40	40,009
Sr. Unsec’d. Notes	4.500	04/15/33	25	24,715
Sr. Unsec’d. Notes	5.050	04/15/53	22	21,299
Sr. Unsec’d. Notes	5.750	07/15/64	10	10,493
UPMC,
Sec’d. Notes	5.035	05/15/33	25	25,303

				541,877

Home Builders 0.5%

Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	220	220,299

Insurance 0.5%

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.900	04/05/32	45	41,664
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,622
Sr. Unsec’d. Notes	4.868	06/01/44	30	27,060
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	15	15,281
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	70	73,141
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	38	28,710
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	8	7,367
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	32	29,481
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	8	6,445

				234,771

Iron/Steel 0.1%

Nucor Corp.,
Sr. Unsec’d. Notes	4.300	05/23/27	25	25,005

See Notes to Financial Statements.

32

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.1%

Marriott International, Inc.,
Sr. Unsec’d. Notes	5.350%	03/15/35	25	$25,297
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	33	32,147

				57,444

Machinery-Construction & Mining 0.0%

Caterpillar, Inc.,
Sr. Unsec’d. Notes	2.600	09/19/29	13	12,052

Machinery-Diversified 0.4%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	5	4,267
IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	50	50,635
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	88	86,524
Gtd. Notes	5.611	03/11/34	10	10,418

				151,844

Media 0.8%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	24	18,241
Sr. Sec’d. Notes	4.908	07/23/25	22	21,928
Sr. Sec’d. Notes	6.384	10/23/35	120	121,499
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	34,257
Gtd. Notes	4.250	10/15/30	30	29,669
Gtd. Notes	5.500	05/15/64	30	30,236
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	110	113,114

				368,944

Mining 1.2%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	55	56,554

See Notes to Financial Statements.

PGIM Fixed Income ETFs 33

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Freeport-McMoRan, Inc.,
Gtd. Notes	4.125%	03/01/28	25	$24,537
Gtd. Notes	4.375	08/01/28	50	49,297
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	210,625
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes	6.250	07/15/33	60	64,205
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	122	113,288
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	5.350	03/15/34	15	15,497

				534,003

Miscellaneous Manufacturing 0.2%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	30	25,103
Textron, Inc.,
Sr. Unsec’d. Notes	3.375	03/01/28	84	80,710

				105,813

Oil & Gas 1.3%

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,625
Sr. Unsec’d. Notes	5.400	06/15/47	34	32,517
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	15	14,175
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	31	30,252
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	65	66,197
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	40	39,888
Sr. Unsec’d. Notes	8.625	01/19/29	35	37,461
Sr. Unsec’d. Notes	8.875	01/13/33	40	42,440
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31	30	25,789

See Notes to Financial Statements.

34

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.200%	08/01/29	5	$5,073
Sr. Unsec’d. Notes	5.550	10/01/34	5	5,067
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/25	155	155,162
Phillips 66,
Gtd. Notes	2.150	12/15/30	84	73,050
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26	17	16,657
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26	50	47,788

				595,141

Pharmaceuticals 1.2%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	94,771
Sr. Unsec’d. Notes	4.050	11/21/39	15	13,578
Sr. Unsec’d. Notes	4.550	03/15/35	60	59,179
Sr. Unsec’d. Notes	4.625	10/01/42	15	14,105
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.400	07/26/29	5	4,804
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	30	29,822
Sr. Unsec’d. Notes	2.400	03/15/30	35	31,357
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	15	12,623
Sr. Unsec’d. Notes	5.125	07/20/45	82	73,971
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.600	08/14/34	72	72,195
Merck & Co., Inc.,
Sr. Unsec’d. Notes	3.400	03/07/29	8	7,739
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	15	12,837
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	4	3,910

See Notes to Financial Statements.

PGIM Fixed Income ETFs 35

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950%	06/15/26	50	$49,309
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	98	74,819

				555,019

Pipelines 2.3%

DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	65	66,064
Energy Transfer LP,
Sr. Unsec’d. Notes	4.900	03/15/35	5	4,876
Sr. Unsec’d. Notes	4.950	06/15/28	133	134,367
Sr. Unsec’d. Notes	6.250	04/15/49	34	35,364
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	51,255
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	15	14,015
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	17	11,397
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	67,064
Sr. Unsec’d. Notes	4.500	04/15/38	63	57,486
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,888
Sr. Unsec’d. Notes	5.500	02/15/49	17	16,320
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	25	25,799
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	57	52,610
Gtd. Notes	3.400	09/01/29	15	14,155
Gtd. Notes	6.050	09/01/33	105	110,920
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	17	16,906
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	30	27,951
Gtd. Notes	5.200	07/01/27	55	55,866
Gtd. Notes	6.125	03/15/33	60	63,752
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	61	56,646
Sr. Unsec’d. Notes	3.950	05/15/50	31	24,412

See Notes to Financial Statements.

36

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500%	11/15/30	50	$46,870
Sr. Unsec’d. Notes	4.800	11/15/29	35	35,258

				1,044,241

Real Estate Investment Trusts (REITs) 1.4%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	40	36,615
Sr. Unsec’d. Notes	5.750	02/15/35	15	15,513
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	15	13,617
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	4,367
Gtd. Notes	5.750	06/01/28	50	51,054
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	20	20,264
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,307
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	55	50,117
Gtd. Notes	3.200	04/01/32	25	22,259
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	73,653
Sr. Unsec’d. Notes	2.700	02/15/32	33	28,451
Sr. Unsec’d. Notes	3.100	12/15/29	29	27,114
Sr. Unsec’d. Notes	3.250	01/15/31	25	22,962
Simon Property Group LP,
Sr. Unsec’d. Notes	1.750	02/01/28	90	82,516
Sun Communities Operating LP,
Gtd. Notes	5.700	01/15/33	35	35,623
Ventas Realty LP,
Gtd. Notes	4.125	01/15/26	127	125,734
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	20	19,944

				634,110

Retail 0.3%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	4.500	07/26/47	27	23,365

See Notes to Financial Statements.

PGIM Fixed Income ETFs 37

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

AutoNation, Inc.,
Gtd. Notes	3.800%	11/15/27	50	$48,269
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.750	04/18/29	28	27,053
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	5.875	12/16/36	8	8,805
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	17,880

				125,372

Semiconductors 0.5%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.500	01/15/28	45	43,545
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	35,108
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	106,849
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	25	24,388
Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54	15	14,217
Sr. Unsec’d. Notes	5.900	02/10/63	15	14,501

				238,608

Software 0.2%

Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	15	10,952
Sr. Unsec’d. Notes	3.850	04/01/60	8	5,759
Sr. Unsec’d. Notes	5.550	02/06/53	20	19,815
Sr. Unsec’d. Notes	6.900	11/09/52	30	34,924
Workday, Inc.,
Sr. Unsec’d. Notes	3.700	04/01/29	20	19,339

				90,789

Telecommunications 1.1%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	50	41,362
Sr. Unsec’d. Notes	3.500	09/15/53	50	35,555
Sr. Unsec’d. Notes	4.500	05/15/35	65	61,995

See Notes to Financial Statements.

38

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.400%	02/15/34	50	$51,627
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34	45	46,368
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34	65	65,477
Sprint LLC,
Gtd. Notes	7.625	03/01/26	110	113,453
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	40	29,864
Gtd. Notes	3.875	04/15/30	30	28,860
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	26	22,074
Sr. Unsec’d. Notes	3.150	03/22/30	7	6,527

				503,162

Transportation 0.1%

CSX Corp.,
Sr. Unsec’d. Notes
	6.150	05/01/37	33	36,744

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
	5.750	05/24/26	110	111,561

TOTAL CORPORATE BONDS
(cost $14,239,798)				13,186,697

MUNICIPAL BONDS 0.3%

California 0.0%

Regents of the University of California Medical Center
Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563	05/15/53	10	9,279

See Notes to Financial Statements.

PGIM Fixed Income ETFs 39

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan 0.1%

University of Michigan,
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504%	04/01/52	35	$28,054

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	12,080

New York 0.0%

Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	9,034

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	9,350

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	10	10,257

Texas 0.1%

Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	17,673

Virginia 0.1%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	16,668

TOTAL MUNICIPAL BONDS (cost $144,133)				112,395

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.2%

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day
Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.249(c)	04/25/42	30	31,065
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	50	45,339

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $80,322)				76,404

See Notes to Financial Statements.

40

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS 0.8%

Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500%	01/11/28	200	$194,562
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	50,063
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	4.125	08/25/27	50	49,327
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34	86	86,544

TOTAL SOVEREIGN BONDS
(cost $409,008)				380,496

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.4%

Federal Home Loan Mortgage Corp.	1.500	04/01/51	399	312,725
Federal Home Loan Mortgage Corp.	2.000	02/01/51	826	678,963
Federal Home Loan Mortgage Corp.	2.000	07/01/51	447	367,685
Federal Home Loan Mortgage Corp.	2.500	04/01/51	868	744,092
Federal Home Loan Mortgage Corp.	3.500	01/01/52	214	197,641
Federal Home Loan Mortgage Corp.	4.000	11/01/39	146	142,261
Federal Home Loan Mortgage Corp.	4.000	12/01/40	98	95,570
Federal Home Loan Mortgage Corp.	6.000	11/01/52	186	189,835
Federal National Mortgage Assoc.	1.500	12/01/50	319	250,370
Federal National Mortgage Assoc.	2.000	05/01/36	327	296,247
Federal National Mortgage Assoc.	2.000	05/01/51	663	546,185
Federal National Mortgage Assoc.(k)	2.500	04/01/51	1,215	1,042,526
Federal National Mortgage Assoc.	2.500	05/01/52	419	362,080
Federal National Mortgage Assoc.	3.000	11/01/46	212	193,926
Federal National Mortgage Assoc.	3.000	02/01/52	411	365,257
Federal National Mortgage Assoc.	3.000	03/01/52	394	355,024
Federal National Mortgage Assoc.	3.000	05/01/52	377	340,428
Federal National Mortgage Assoc.	3.500	06/01/47	309	288,230
Federal National Mortgage Assoc.	3.500	02/01/52	206	190,536
Federal National Mortgage Assoc.	4.000	02/01/41	120	117,511
Federal National Mortgage Assoc.	4.000	02/01/45	106	103,866
Federal National Mortgage Assoc.	4.000	03/01/49	337	322,827
Federal National Mortgage Assoc.	4.000	05/01/52	216	205,648
Federal National Mortgage Assoc.	4.500	05/01/52	276	268,541
Federal National Mortgage Assoc.	4.500	06/01/52	208	202,378
Federal National Mortgage Assoc.	5.000	07/01/52	443	440,232
Federal National Mortgage Assoc.	5.500	10/01/52	216	217,370
Federal National Mortgage Assoc.	5.500	11/01/52	434	438,399
Government National Mortgage Assoc.	2.000	03/20/51	369	310,458

See Notes to Financial Statements.

PGIM Fixed Income ETFs 41

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Government National Mortgage Assoc.	3.000%	01/20/51	517	$469,734
Government National Mortgage Assoc.	3.500	TBA	500	465,641
Government National Mortgage Assoc.	4.500	05/20/52	880	863,675
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	12,636
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.375	08/01/34	45	45,317

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,336,033)				11,443,814

U.S. TREASURY OBLIGATIONS 25.6%

U.S. Treasury Bonds	1.250	05/15/50	210	110,316
U.S. Treasury Bonds	1.625	11/15/50	660	381,562
U.S. Treasury Bonds	2.000	11/15/41	1,045	753,870
U.S. Treasury Bonds	2.250	08/15/49	275	187,172
U.S. Treasury Bonds(k)	2.375	02/15/42	1,170	893,587
U.S. Treasury Bonds	2.375	11/15/49	525	366,680
U.S. Treasury Bonds	2.375	05/15/51	365	253,219
U.S. Treasury Bonds	3.000	02/15/49	740	588,762
U.S. Treasury Bonds	3.375	11/15/48	960	818,100
U.S. Treasury Bonds	3.625	02/15/53	265	237,672
U.S. Treasury Bonds	4.750	11/15/53	117	127,384
U.S. Treasury Notes	2.750	08/15/32	2,275	2,103,664
U.S. Treasury Notes	3.250	06/30/29	2,545	2,488,135
U.S. Treasury Notes	3.875	08/15/33	400	399,187
U.S. Treasury Notes	4.125	09/30/27	660	666,703
U.S. Treasury Notes	4.375	07/31/26	115	115,867
U.S. Treasury Notes	4.625	05/15/54	80	85,463
U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	636,033
U.S. Treasury Strips Coupon	2.527(s)	08/15/44	305	122,786
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	169,963
U.S. Treasury Strips Coupon	2.561(s)	11/15/45	80	30,528

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,311,771)				11,536,653

TOTAL LONG-TERM INVESTMENTS (cost $47,991,766)				44,776,997

See Notes to Financial Statements.

42

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $434,051)(wb)	434,051	$434,051

TOTAL INVESTMENTS 100.4% (cost $48,425,817)		45,211,048
Liabilities in excess of other assets(z) (0.4)%		(171,244)

NET ASSETS 100.0%		$45,039,804

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	09/16/24	$(250)	$(243,185)
Government National Mortgage Assoc.	4.500%	TBA	09/23/24	(750)	(734,678)

TOTAL FORWARD COMMITMENT CONTRACTS
(proceeds receivable $960,723)					$(977,863)

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
17	2 Year U.S. Treasury Notes	Dec. 2024	$3,528,297	$ (1,521)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 43

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Futures contracts outstanding at August 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
5	10 Year U.S. Ultra Treasury Notes	Dec. 2024	$587,188	$(4,381)
5	30 Year UMBS TBA – 5.5% Coupon	Oct. 2024	503,750	(874)

				(6,776)

Short Positions:
3	5 Year U.S. Treasury Notes	Dec. 2024	328,195	957
11	20 Year U.S. Treasury Bonds	Dec. 2024	1,354,375	18,421
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	263,875	5,661

				25,039

				$18,263

Credit default swap agreement outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	3,650	0.493%	$71,992	$88,331	$16,339

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

44

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at August 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
424	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	$—	$(528)	$(528)
424	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	29	29
852	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	166	166
965	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(5,054)	(5,054)
2,005	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.320%	673	40,725	40,052
1,250	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.320%	(1,250)	(39,949)	(38,699)
70	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.320%	31,566	27,283	(4,283)

				$30,989	$22,672	$(8,317)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(244)	$(5,808)	$—	$(5,808)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Fixed Income ETFs 45

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(5,808)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$160,342
JPS	—	193,992

Total	$—	$354,334

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles.	$—	$1,590,047	$—
Collateralized Loan Obligations	—	2,820,433	—
Consumer Loans	—	293,061	—
Commercial Mortgage-Backed Securities	—	3,336,997	—
Corporate Bonds	—	13,186,697	—
Municipal Bonds	—	112,395	—
Residential Mortgage-Backed Securities.	—	76,404	—
Sovereign Bonds	—	380,496	—
U.S. Government Agency Obligations	—	11,443,814	—
U.S. Treasury Obligations.	—	11,536,653	—

See Notes to Financial Statements.

46

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$434,051	$—	$—

Total	$434,051	$44,776,997	$—

Other Financial Instruments*
Assets
Futures Contracts	$25,039	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	16,339	—
Centrally Cleared Interest Rate Swap Agreements	—	40,247	—

Total	$25,039	$56,586	$—

Liabilities
Forward Commitment Contracts	$—	$(977,863)	$—
Futures Contracts	(6,776)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(48,564)	—
OTC Total Return Swap Agreement	—	(5,808)	—

Total	$(6,776)	$(1,032,235)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

U.S. Treasury Obligations	25.6%
U.S. Government Agency Obligations	25.4
Commercial Mortgage-Backed Securities	7.4
Banks	6.6
Collateralized Loan Obligations	6.3
Automobiles	3.5
Electric	3.2
Pipelines	2.3
Real Estate Investment Trusts (REITs)	1.4
Oil & Gas	1.3
Pharmaceuticals	1.2
Healthcare-Services	1.2

Mining	1.2%
Telecommunications	1.1
Commercial Services	1.0
Aerospace & Defense	1.0
Affiliated Mutual Fund	1.0
Sovereign Bonds	0.8
Media	0.8
Consumer Loans	0.6
Semiconductors	0.5
Insurance	0.5
Home Builders	0.5
Foods	0.5

See Notes to Financial Statements.

PGIM Fixed Income ETFs 47

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Auto Manufacturers	0.5%
Agriculture	0.5
Engineering & Construction	0.4
Beverages	0.4
Chemicals	0.4
Machinery-Diversified	0.4
Gas	0.3
Retail	0.3
Municipal Bonds	0.3
Trucking & Leasing	0.3
Miscellaneous Manufacturing	0.2
Biotechnology	0.2
Software	0.2
Diversified Financial Services	0.2
Residential Mortgage-Backed Securities	0.2
Airlines	0.1

Lodging	0.1%
Entertainment	0.1
Computers	0.1
Building Materials	0.1
Transportation	0.1
Iron/Steel	0.1
Machinery-Construction & Mining	0.0 *
Auto Parts & Equipment	0.0 *

100.4
Liabilities in excess of other assets	(0.4)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$16,339	*	—	$—

Interest rate contracts	Due from/to broker-variation margin futures	25,039	*	Due from/to broker-variation margin futures	6,776	*

Interest rate contracts	Due from/to broker-variation margin swaps	40,247	*	Due from/to broker-variation margin swaps	48,564	*

See Notes to Financial Statements.

48

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	—	$—	Unrealized depreciation on OTC swap agreements	$5,808

		$81,625		$61,148

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$35,964
Interest rate contracts	35,057	(366)

Total	$35,057	$35,598

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$13,623
Interest rate contracts	24,351	(23,355)

Total	$24,351	$(9,732)

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,797,146
Futures Contracts - Short Positions (1)	2,370,242
Interest Rate Swap Agreements (1)	5,487,000
Credit Default Swap Agreements - Sell Protection (1)	2,456,000
Total Return Swap Agreements (1)	240,766

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 49

PGIM Active Aggregate Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPM	$—	$(5,808)	$(5,808)	$—	$(5,808)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

50

PGIM Active Aggregate Bond ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $47,991,766)	$44,776,997
Affiliated investments (cost $434,051)	434,051
Receivable for investments sold	1,022,065
Dividends and interest receivable	285,204
Due from broker—variation margin futures	3,917
Due from broker—variation margin swaps	1,887

Total Assets	46,524,121

Liabilities

Forward commitment contracts, at value (proceeds receivable $960,723)	977,863
Payable for investments purchased	493,410
Management fee payable	7,236
Unrealized depreciation on OTC swap agreements	5,808

Total Liabilities	1,484,317

Net Assets	$45,039,804

Net assets were comprised of:
Shares of beneficial interest, at par	$1,050
Paid-in capital in excess of par	51,571,195
Total distributable earnings (loss)	(6,532,441)

Net assets, August 31, 2024	$45,039,804

Net asset value, offering price and redemption price per share.
($45,039,804 ÷ 1,050,000 shares of common stock issued and outstanding)	$42.90

See Notes to Financial Statements.

PGIM Fixed Income ETFs 51

PGIM Active Aggregate Bond ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$1,826,155
Affiliated dividend income	15,646

Total income	1,841,801

Expenses
Management fee	83,584
Less: Fee waiver and/or expense reimbursement	(5,622)

Net expenses	77,962

Net investment income (loss)	1,763,839

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(786,806)
Futures transactions	35,057
Swap agreement transactions	35,598

(716,151)

Net change in unrealized appreciation (depreciation) on:
Investments	2,399,901
Futures	24,351
Swap agreements	(9,732)

2,414,520

Net gain (loss) on investment transactions	1,698,369

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,462,208

See Notes to Financial Statements.

52

PGIM Active Aggregate Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$1,763,839	$1,459,114

Net realized gain (loss) on investment transactions	(716,151)	(1,340,282)

Net change in unrealized appreciation (depreciation) on investments	2,414,520	(526,197)

Net increase (decrease) in net assets resulting from operations	3,462,208	(407,365)

Dividends and Distributions

Distributions from distributable earnings	(1,785,302)	(1,491,727)

Fund share transactions

Net proceeds from shares sold (25,000 and 50,000 shares, respectively)	1,020,925	2,107,680

Cost of shares purchased (25,000 and 0 shares, respectively)	(1,052,213)	—

Net increase (decrease) in net assets from Fund share transactions	(31,288)	2,107,680

Total increase (decrease)	1,645,618	208,588

Net Assets:

Beginning of year	43,394,186	43,185,598

End of year	$45,039,804	$43,394,186

See Notes to Financial Statements.

PGIM Fixed Income ETFs 53

PGIM Active Aggregate Bond ETF

Financial Highlights

	Year Ended August 31,			April 12, 2021(a) through
	2024	2023	2022	August 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$41.33	$43.19	$51.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.66	1.44	0.95	0.25
Net realized and unrealized gain (loss) on investment transactions	1.59	(1.83)	(7.27)	1.05
Total from investment operations	3.25	(0.39)	(6.32)	1.30
Less Dividends and Distributions:
Dividends from net investment income	(1.68)	(1.47)	(1.02)	(0.23)
Distributions from net realized gains	-	-	(0.54)	-
Total dividends and distributions	(1.68)	(1.47)	(1.56)	(0.23)
Net asset value, end of period	$42.90	$41.33	$43.19	$51.07
Total Return(c):	8.13%	(0.92)%	(12.62)%	2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,040	$43,394	$43,186	$26,810
Average net assets (000)	$43,993	$42,451	$38,280	$27,915
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.18%	0.19%	0.19%	0.19	%(e)
Expenses before waivers and/or expense reimbursement	0.19%	0.19%	0.19%	0.19	%(e)
Net investment income (loss)	4.01%	3.44%	2.02%	1.28	%(e)
Portfolio turnover rate(f)(g)	67%	142%	409%	337%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

PGIM Active High Yield Bond ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.2%

ASSET-BACKED SECURITIES 2.7%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.051%(c)	07/15/30	434	$435,856
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.544(c)	10/20/30	447	447,321
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.591(c)	10/15/32	1,000	1,000,488
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.802(c)	01/20/36	500	500,448
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.972(c)	01/20/35	1,000	1,002,233
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.567(c)	04/17/30	155	155,082

TOTAL ASSET-BACKED SECURITIES (cost $3,527,398)				3,541,428

CORPORATE BONDS 88.9%

Advertising 0.5%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125	08/15/27	350	341,968
CMG Media Corp.,
Gtd. Notes, 144A (original cost $393,474; purchased 07/13/22 - 06/17/24)(f)	8.875	12/15/27	523	278,025

				619,993

Aerospace & Defense 2.3%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	307	289,525
Sr. Unsec’d. Notes	5.930	05/01/60	323	305,011
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	510	508,725
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	100	104,125

See Notes to Financial Statements.

PGIM Fixed Income ETFs 55

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.125%	06/15/26	101	$102,768
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	95	99,869
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	234	246,285
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	109	109,545
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	148	160,950
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	174	167,412
Gtd. Notes	5.500	11/15/27	515	511,792
Sr. Sec’d. Notes, 144A	6.375	03/01/29	251	258,538
Sr. Sec’d. Notes, 144A	6.625	03/01/32	165	171,883

				3,036,428

Agriculture 0.3%

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	339	343,879

Airlines 1.2%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	62	62,393
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	249	247,228
Sr. Sec’d. Notes, 144A	5.750	04/20/29	105	102,703
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	517	492,310
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	253	207,460
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	189	177,187
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	293	273,955

				1,563,236

See Notes to Financial Statements.

56

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.4%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125%	11/15/29	50	$47,132
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	581	495,943

				543,075

Auto Manufacturers 0.9%

Ford Motor Co.,
Sr. Unsec’d. Notes	9.625	04/22/30	458	544,123
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	200	195,482
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	154	162,460
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	332	340,411

				1,242,476

Auto Parts & Equipment 1.2%

Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	101	103,525
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	65	65,365
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	58	51,432
Sr. Unsec’d. Notes	5.625	06/15/28	35	34,529
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	215	222,815
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	77,000
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	849	792,468
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	223	217,986

				1,565,120

See Notes to Financial Statements.

PGIM Fixed Income ETFs 57

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 0.9%

Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875%(ff)	02/18/26(oo)	288	$276,158
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	257	253,724
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	298	299,731
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	93	101,288
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	75	83,259
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	200	175,215
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	50	51,400

				1,240,775

Building Materials 1.8%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	40	38,836
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	103	102,307
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	135	112,723
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	195	197,093
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/31	75	77,312
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	105	103,017
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	87	86,963
Knife River Corp.,
Sr. Unsec’d. Notes, 144A	7.750	05/01/31	50	52,995
Masterbrand, Inc.,
Gtd. Notes, 144A	7.000	07/15/32	60	61,873
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	69	70,952
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	210	199,784
Owens Corning,
Sr. Unsec’d. Notes	3.500	02/15/30	95	89,357

See Notes to Financial Statements.

58

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000%	11/01/28	332	$331,049
Sr. Sec’d. Notes, 144A	8.875	11/15/31	108	116,143
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	65	66,972
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	135	118,222
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	100	93,595
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	466	459,668

				2,378,861

Chemicals 1.0%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	91	96,160
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A (original cost $50,000; purchased 09/15/21)(f)	5.250	09/30/28	50	25,881
Sr. Unsec’d. Notes, 144A (original cost $109,915; purchased 09/15/21 - 06/17/24)(f)	7.500	09/30/29	187	94,050
Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	50	49,967
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^	15.000	12/06/28	34	33,594
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.250	06/15/31	200	205,788
Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	213,371
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	3	2,964
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	185	173,900
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	187,000
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	90	91,144

See Notes to Financial Statements.

PGIM Fixed Income ETFs 59

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Tronox, Inc.,
Gtd. Notes, 144A	4.625%	03/15/29	94	$85,700
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	7.375	03/01/31	25	25,993

				1,285,512

Coal 0.1%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	136	139,060
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	10.750	05/15/26	35	36,269

				175,329

Commercial Services 4.5%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	79	77,663
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	285	289,287
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	356,000
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	686	686,798
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	553,500
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	170	154,301
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	356	332,426
Gtd. Notes, 144A	4.625	10/01/27	50	48,936
APi Group DE, Inc.,
Gtd. Notes, 144A	4.750	10/15/29	50	47,819
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	231	214,490
Gtd. Notes, 144A	5.375	03/01/29	163	149,779
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	25	24,415
Gtd. Notes, 144A	6.500	06/15/29	25	25,909

See Notes to Financial Statements.

60

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Herc Holdings, Inc.,
Gtd. Notes, 144A	6.625%	06/15/29	85	$87,443
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	115	90,255
Gtd. Notes, 144A	5.000	12/01/29	50	33,555
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	769	741,032
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	375	346,582
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	208	186,809
Sr. Unsec’d. Notes	4.000	05/15/31	225	206,485
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	80	82,551
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	382	344,884
Gtd. Notes	3.875	02/15/31	285	263,268
Gtd. Notes	4.875	01/15/28	138	136,042
Gtd. Notes	5.250	01/15/30	103	102,298
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	248	220,821
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	75	78,778
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	55	56,738

				5,938,864

Computers 1.3%

Amentum Escrow Corp.,
Sr. Unsec’d. Notes, 144A	7.250	08/01/32	80	83,591
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	150	155,784
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	50	47,228
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	573	549,555
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	312	344,000

See Notes to Financial Statements.

PGIM Fixed Income ETFs 61

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

NCR Voyix Corp.,
Gtd. Notes, 144A	5.000%	10/01/28	336	$331,492
Gtd. Notes, 144A	5.125	04/15/29	159	156,083
Gtd. Notes, 144A	5.250	10/01/30	50	48,677

				1,716,410

Distribution/Wholesale 0.8%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	759	703,050
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	75	79,500
Sr. Sec’d. Notes, 144A	6.750	03/15/28	25	25,688
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	40	41,584
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	185	198,589

				1,048,411

Diversified Financial Services 4.8%

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	258	278,542
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	209,387
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	120	121,012
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	65	66,548
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	40	41,300
Gtd. Notes, 144A	8.000	02/15/27	200	208,000
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	110	107,113
Gtd. Notes, 144A	9.250	12/01/28	20	21,450
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	60	61,620
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	09/01/28	364	352,549
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	190,015

See Notes to Financial Statements.

62

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

LD Holdings Group LLC,
Gtd. Notes, 144A	6.125%	04/01/28	139	$117,747
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	88	81,831
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	58	59,921
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	105	109,573
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	179	190,409
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	103	108,855
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	358	340,029
Gtd. Notes, 144A	5.750	11/15/31	90	87,625
Gtd. Notes, 144A	6.000	01/15/27	587	586,140
Gtd. Notes, 144A	6.500	08/01/29	75	75,575
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	254	241,578
Sr. Unsec’d. Notes	6.750	06/25/25	114	114,380
Sr. Unsec’d. Notes	9.375	07/25/30	164	177,910
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	275	253,292
Gtd. Notes	4.000	09/15/30	75	66,387
Gtd. Notes	6.625	01/15/28	48	48,864
Gtd. Notes	7.125	03/15/26	555	565,435
Gtd. Notes	7.125	11/15/31	80	80,796
Gtd. Notes	7.500	05/15/31	55	56,765
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	135	127,568
Gtd. Notes, 144A	5.375	10/15/25	491	489,027
Gtd. Notes, 144A	5.750	09/15/31	75	72,366
Gtd. Notes, 144A	7.125	11/15/30	80	81,260
Gtd. Notes, 144A	7.875	12/15/29	25	26,535
PRA Group, Inc.,
Gtd. Notes, 144A	8.875	01/31/30	65	67,239
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	224	208,194
Gtd. Notes, 144A	3.875	03/01/31	75	68,492
Gtd. Notes, 144A	4.000	10/15/33	208	183,714

				6,345,043

See Notes to Financial Statements.

PGIM Fixed Income ETFs 63

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 4.4%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750%	03/01/31	240	$220,075
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	193,940
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	421	402,186
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	915	878,393
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	600	586,115
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	100	100,081
Gtd. Notes	6.625	01/15/27	30	30,013
Gtd. Notes, 144A	3.375	02/15/29	117	107,471
Gtd. Notes, 144A	3.625	02/15/31	160	143,559
Gtd. Notes, 144A	3.875	02/15/32	120	107,672
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	674	749,745
PG&E Corp.,
Sr. Sec’d. Notes	5.250	07/01/30	103	100,871
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	418	421,773
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	122	126,117
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	371	355,401
Gtd. Notes, 144A	5.000	07/31/27	399	394,937
Gtd. Notes, 144A	5.500	09/01/26	195	194,840
Gtd. Notes, 144A	5.625	02/15/27	616	615,162
Gtd. Notes, 144A	6.875	04/15/32	95	98,811

				5,827,162

Electrical Components & Equipment 0.7%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	296	278,744
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32	35	36,684
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	136	139,766
Gtd. Notes, 144A	6.625	03/15/32	70	72,233
Gtd. Notes, 144A	7.250	06/15/28	333	341,678

				869,105

See Notes to Financial Statements.

64

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.1%

Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A	10.375%	08/01/30	84	$91,559
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	50	45,577

				137,136

Entertainment 3.0%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	749	708,228
Sr. Sec’d. Notes, 144A	6.500	02/15/32	220	226,244
Sr. Sec’d. Notes, 144A	7.000	02/15/30	409	424,061
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	170	169,885
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	106	105,289
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	55	57,092
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	415	395,502
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	384	367,035
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	25	22,388
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	484	475,081
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31	135	93,634
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	444	439,735
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	295	288,550
Gtd. Notes, 144A	7.125	02/15/31	226	239,912

				4,012,636

See Notes to Financial Statements.

PGIM Fixed Income ETFs 65

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control 0.8%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000%	08/01/28	179	$170,050
Gtd. Notes, 144A	4.375	08/15/29	229	217,337
Gtd. Notes, 144A	4.750	06/15/29	204	196,860
Sr. Sec’d. Notes, 144A	6.750	01/15/31	108	112,320
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	100	91,910
Gtd. Notes, 144A	4.875	12/01/29	261	242,322
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32	40	41,400

				1,072,199

Foods 2.5%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	135	125,090
Gtd. Notes, 144A	5.875	02/15/28	125	124,757
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	574	543,664
Sr. Sec’d. Notes, 144A	8.000	09/15/28	343	356,506
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP 175	222,970
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.625	01/15/32	388	346,380
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32	200	183,920
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	114	100,766
Gtd. Notes	4.250	04/15/31	534	501,855
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	231	219,596
Gtd. Notes, 144A	5.500	12/15/29	350	343,788
Gtd. Notes, 144A	6.375	03/01/33	95	95,717
Sr. Sec’d. Notes, 144A	6.250	02/15/32	65	66,708
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	105	97,668

				3,329,385

See Notes to Financial Statements.

66

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	68	$66,549
Sr. Unsec’d. Notes	5.875	08/20/26	103	101,903

				168,452

Healthcare-Products 1.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A
	3.875	04/01/29	1,523	1,440,347

Healthcare-Services 4.0%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,654	1,472,846
Gtd. Notes, 144A	4.625	06/01/30	75	70,585
Gtd. Notes, 144A	6.875	09/01/32	145	148,362
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	75	85,661
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	158	154,267
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	943	881,269
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	564	411,477
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	120	120,906
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	906	869,962
Sr. Sec’d. Notes	4.375	01/15/30	888	849,681
Sr. Unsec’d. Notes	6.875	11/15/31	210	228,458

				5,293,474

Home Builders 3.6%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	113	107,214
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	200	188,350
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	427	424,478
Gtd. Notes	7.250	10/15/29	313	319,906

See Notes to Financial Statements.

PGIM Fixed Income ETFs 67

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Beazer Homes USA, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	03/15/31	105	$107,174
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	210	194,250
Gtd. Notes, 144A	6.250	09/15/27	410	407,950
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	150	158,437
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	75	72,775
KB Home,
Gtd. Notes	4.800	11/15/29	210	204,993
Gtd. Notes	7.250	07/15/30	210	218,665
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A	8.875	04/01/29	195	201,667
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	110	101,044
Gtd. Notes	4.950	02/01/28	25	24,520
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	160	151,400
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	572	564,135
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	80	83,368
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	307	299,642
Sr. Unsec’d. Notes	4.750	04/01/29	98	94,177
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	105	110,360
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	412	417,334
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	144	142,570
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	74,674
Gtd. Notes	5.700	06/15/28	115	115,602

				4,784,685

Household Products/Wares 0.6%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	506	470,654

See Notes to Financial Statements.

68

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares (cont’d.)

Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250%	06/30/31	190	$195,462
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	90	89,796

				755,912

Housewares 0.7%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	426	381,696
Gtd. Notes	4.375	02/01/32	201	181,224
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $610,288; purchased 09/17/21 - 06/17/24)(f)	6.500	10/01/29	757	401,203

				964,123

Insurance 0.9%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	150	154,200
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	447	459,638
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	85	88,419
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	175	166,855
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	140	133,780
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	180	171,313

				1,174,205

Internet 0.4%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	392	390,305
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	205	190,706

				581,011

See Notes to Financial Statements.

PGIM Fixed Income ETFs 69

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.5%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250%	08/15/30	60	$63,659
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	98	99,076
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	231	234,550
Gtd. Notes, 144A	7.000	03/15/32	105	105,482
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	175	185,281

				688,048

Leisure Time 4.4%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	300	303,000
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	1,071	1,071,000
Sr. Sec’d. Notes, 144A	4.000	08/01/28	737	701,992
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	225	233,472
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	50	49,674
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	587	584,615
Sr. Sec’d. Notes, 144A	5.875	02/15/27	177	176,779
Sr. Sec’d. Notes, 144A	8.125	01/15/29	195	208,705
Sr. Sec’d. Notes, 144A	8.375	02/01/28	46	48,473
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	320	341,200
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	221	223,210
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	95	99,988
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	206	206,599
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	50	49,938
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	366	367,493
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	230	235,674
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	225	224,692
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	154	168,822

See Notes to Financial Statements.

70

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625%	02/15/29	283	$279,462
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	225	220,250

				5,795,038

Lodging 1.6%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	360	338,554
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	206	184,792
Gtd. Notes, 144A	5.875	04/01/29	120	122,218
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	27	26,621
Gtd. Notes	4.750	10/15/28	470	457,778
Gtd. Notes	5.500	04/15/27	216	216,027
Gtd. Notes	6.500	04/15/32	440	443,433
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	400	381,200

				2,170,623

Machinery-Construction & Mining 0.4%

Terex Corp.,
Gtd. Notes, 144A
	5.000	05/15/29	506	491,628

Machinery-Diversified 0.8%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	179	194,379
Sr. Sec’d. Notes, 144A	7.500	01/01/30	198	208,189
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $225,481; purchased 07/29/21 - 06/24/24)(f)	4.625	12/15/28	264	176,778

See Notes to Financial Statements.

PGIM Fixed Income ETFs 71

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500%	09/01/28	253	$263,270
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	245,313

				1,087,929

Media 5.0%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	771	658,549
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	502	435,782
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	150	144,295
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	49,062
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	376	356,381
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	110	109,707
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	129,115
Gtd. Notes, 144A	4.125	12/01/30	200	131,442
Gtd. Notes, 144A	5.375	02/01/28	680	521,475
Gtd. Notes, 144A	5.500	04/15/27	200	163,659
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	78,140
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	200	78,987
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $565,303; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)	1,251	22,905
Sec’d. Notes, 144A (original cost $507,220; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26(d)	1,235	15,860
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	681	310,734
Gtd. Notes	7.375	07/01/28	807	414,499
Gtd. Notes	7.750	07/01/26	263	177,799
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	575	584,362
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	25	23,473
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	85	83,065
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	214	169,497

See Notes to Financial Statements.

72

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.500%	09/15/28	703	$386,730
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	273	232,560
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	202	177,284
Sr. Sec’d. Notes, 144A	6.625	06/01/27	457	452,374
Sr. Sec’d. Notes, 144A	8.000	08/15/28	347	350,860
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	200	176,000
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	225,859

				6,660,455

Mining 1.8%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	50	53,832
Unsec’d. Notes, 144A	11.500	10/01/31	110	124,523
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	259	255,822
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	200	197,812
Gtd. Notes, 144A	8.625	06/01/31	200	200,063
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	160	162,706
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	237	233,445
Gtd. Notes, 144A	6.125	04/01/29	254	255,519
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	385	388,369
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	225	201,927
Gtd. Notes, 144A	4.750	01/30/30	240	229,788
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	80	83,000

				2,386,806

See Notes to Financial Statements.

PGIM Fixed Income ETFs 73

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.5%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625%	05/15/30	467	$440,024
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	150	157,157

				597,181

Office/Business Equipment 0.0%

Zebra Technologies Corp.,
Gtd. Notes, 144A
	6.500	06/01/32	55	56,899

Oil & Gas 6.5%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	100	101,338
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	310	31
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	320	321,219
Gtd. Notes, 144A	9.000	11/01/27	119	145,375
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	127	130,807
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $ 282,840; purchased 01/06/23 - 06/17/24)(f)	5.875	02/01/29	296	296,856
Gtd. Notes, 144A (original cost $ 44,715; purchased 08/02/21 - 06/14/24)(f)	6.750	04/15/29	44	44,692
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	378	378,597
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	220	232,369
Gtd. Notes, 144A	8.625	11/01/30	225	245,041
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/01/32	85	89,156
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	120	113,529
Gtd. Notes, 144A	6.750	03/01/29	192	188,816
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	85	87,275

See Notes to Financial Statements.

74

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Crescent Energy Finance LLC, (cont’d.)
Gtd. Notes, 144A	7.625%	04/01/32	89	$91,812
Gtd. Notes, 144A	9.250	02/15/28	215	227,518
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	16	16,233
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	50	52,570
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	333	330,884
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	362	360,916
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	251	249,819
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	165	165,984
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	74	73,892
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	57	62,417
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29	60	61,845
Matador Resources Co.,
Gtd. Notes, 144A	6.500	04/15/32	135	137,101
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	118	116,967
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	211	206,780
Nabors Industries, Inc.,
Gtd. Notes, 144A	8.875	08/15/31	75	75,198
Gtd. Notes, 144A	9.125	01/31/30	430	461,434
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	145	150,548
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	334	314,508
Gtd. Notes, 144A	4.625	05/01/30	216	202,230
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	55	55,426
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	80	82,029
Gtd. Notes, 144A	7.000	01/15/32	154	161,395
Gtd. Notes, 144A	8.000	04/15/27	105	108,576
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	49	49,623
Gtd. Notes, 144A	7.125	01/15/26	36	35,955
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	130	129,413

See Notes to Financial Statements.

PGIM Fixed Income ETFs 75

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Range Resources Corp., (cont’d.)
Gtd. Notes, 144A	4.750%	02/15/30	35	$33,612
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	70	71,160
Sr. Unsec’d. Notes, 144A	7.000	08/01/32	45	46,163
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	806	764,184
Gtd. Notes	5.375	02/01/29	25	24,684
Gtd. Notes	5.375	03/15/30	100	99,177
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	103	107,350
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	196	188,291
Gtd. Notes	4.500	04/30/30	161	153,252
Gtd. Notes	5.875	03/15/28	286	286,462
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29	193	194,930
Gtd. Notes, 144A	8.500	05/15/31	15	15,227
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	125	130,386
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	50	54,887

				8,525,939

Packaging & Containers 1.8%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	200	46,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	171,750
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	85	83,954
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	75	72,711
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	422	414,087

See Notes to Financial Statements.

76

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000%	12/15/28	243	$207,953
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	135	125,106
Sr. Sec’d. Notes, 144A	9.500	11/01/28	50	51,236
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	145	129,660
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	261	257,776
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27	175	180,981
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	25	23,487
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	25	25,064
Gtd. Notes, 144A	7.250	05/15/31	80	81,018
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	47,596
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	420	460,796
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	50	46,529

				2,425,704

Pharmaceuticals 2.4%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	270	246,464
Gtd. Notes, 144A	5.125	03/01/30	300	274,218
Gtd. Notes, 144A	6.125	08/01/28	321	318,289
Bausch Health Americas, Inc.,
Gtd. Notes, 144A (original cost $ 293,940; purchased 10/22/21)(f)	8.500	01/31/27	276	204,407
Bausch Health Cos., Inc.,
Gtd. Notes, 144A (original cost $ 12,000; purchased 06/05/24)(f)	5.000	02/15/29	25	12,750
Gtd. Notes, 144A (original cost $ 12,750; purchased 05/23/24)(f)	5.250	01/30/30	25	12,000
Gtd. Notes, 144A (original cost $ 12,625; purchased 05/17/24)(f)	5.250	02/15/31	25	12,000

See Notes to Financial Statements.

PGIM Fixed Income ETFs 77

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A (original cost $1,191,744; purchased 05/11/20 - 10/04/22)(f)	6.250%	02/15/29	1,400	$707,000
Gtd. Notes, 144A (original cost $14,250; purchased 05/17/24)(f)	7.000	01/15/28	25	14,375
Gtd. Notes, 144A (original cost $23,250; purchased 08/02/24)(f)	9.000	12/15/25	25	22,563
Sr. Sec’d. Notes, 144A (original cost $100,703; purchased 05/24/21 - 11/16/23)(f)	4.875	06/01/28	150	112,822
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,200	1,122,742
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	86	81,053

				3,140,683

Pipelines 4.0%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	74	73,139
Gtd. Notes, 144A	5.750	03/01/27	225	224,780
Gtd. Notes, 144A	5.750	01/15/28	117	117,156
Gtd. Notes, 144A	6.625	02/01/32	50	51,571
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	30	31,214
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	55	57,790
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	110	103,805
Gtd. Notes	4.500	10/01/29	25	24,457
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	196	193,963
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	50,202
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	25,201
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	213	213,337
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	45	46,161
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	103	106,256
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	85	92,790

See Notes to Financial Statements.

78

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875%	01/15/29	191	$192,417
Gtd. Notes, 144A	8.250	01/15/32	83	86,372
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	50	51,735
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	50	53,346
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A	6.750	07/15/32	55	56,673
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	115	106,786
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	123	119,434
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	120	125,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	230	221,985
Gtd. Notes, 144A	6.000	03/01/27	96	95,806
Gtd. Notes, 144A	6.000	12/31/30	105	100,192
Gtd. Notes, 144A	6.000	09/01/31	50	47,402
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	80	81,668
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	297	280,815
Sr. Sec’d. Notes, 144A	4.125	08/15/31	248	230,025
Sr. Sec’d. Notes, 144A	6.250	01/15/30	88	91,557
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	135	138,179
Sr. Sec’d. Notes, 144A	9.500	02/01/29	638	718,976
Sr. Sec’d. Notes, 144A	9.875	02/01/32	923	1,027,249

				5,237,771

Real Estate 1.3%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	338	346,770
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	50	53,334
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	187	172,200
Gtd. Notes, 144A	4.375	02/01/31	210	188,990
Gtd. Notes, 144A	5.375	08/01/28	484	471,095

See Notes to Financial Statements.

PGIM Fixed Income ETFs 79

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250%	04/15/29	543	$512,103

				1,744,492

Real Estate Investment Trusts (REITs) 1.1%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	206	157,490
Gtd. Notes	9.750	06/15/25	103	103,142
Sr. Unsec’d. Notes	4.750	02/15/28	106	93,162
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	204	139,272
Gtd. Notes	4.625	08/01/29	242	185,749
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	80	82,094
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	96	92,268
Gtd. Notes, 144A	6.500	04/01/32	215	221,308
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	108	99,395
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	125	130,214
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	125	128,427

				1,432,521

Retail 5.7%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	598	547,918
Sr. Sec’d. Notes, 144A	3.875	01/15/28	246	234,930
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	200	177,864
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	56	54,285
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A	6.500	08/01/30	25	25,674

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Brinker International, Inc.,
Gtd. Notes, 144A	8.250%	07/15/30	340	$361,242
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28	475	492,879
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30	266	283,980
Sr. Sec’d. Notes, 144A, PIK 14.000%	14.000	06/01/31	107	122,034
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A	8.000	05/15/32	85	89,683
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	12.000	11/30/28	225	245,250
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	667	597,248
Sr. Sec’d. Notes, 144A	4.625	01/15/29	284	265,900
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	271	243,608
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	240	215,002
Gtd. Notes, 144A	3.875	10/01/31	247	213,340
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	395	357,415
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	380	362,036
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	262	278,519
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	175	162,447
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	201	165,657
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	187	157,449
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	70,438
Gtd. Notes, 144A	7.500	10/15/27	50	50,151
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32	384	391,829
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	160	159,243

See Notes to Financial Statements.

PGIM Fixed Income ETFs 81

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	06/01/31		406		$372,878
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29		359		335,180
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28		388		384,271
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26		50		49,899

						7,468,249

Software 0.5%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26		110		107,481
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29		343		330,306
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27		250		249,865

						687,652

Telecommunications 5.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	350		379,539
Sr. Sec’d. Notes, 144A	5.000	01/15/28		400		321,000
Sr. Sec’d. Notes, 144A	5.750	08/15/29		600		460,500
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	10/01/26		200		197,662
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $11; purchased 11/14/23)^(f)	0.000	12/31/30		112		—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $92; purchased 11/14/23)^(f)	0.000	12/31/30		—	(r)	19
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30		5		—

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $237,136; purchased 01/29/24 - 05/15/24)(f)	10.500%	05/25/27	257	$255,172
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $277,892; purchased 01/29/24 - 05/15/24)(f)	10.500	11/25/28	424	344,786
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28	640	621,921
Sr. Sec’d. Notes, 144A	5.875	10/15/27	175	174,335
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	225	225,855
Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	202,750
Sr. Sec’d. Notes, 144A	8.500	04/15/31	200	211,500
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	487	467,091
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	100	62,199
Gtd. Notes, 144A	3.750	07/15/29	75	45,154
Sec’d. Notes, 144A	3.875	10/15/30	175	119,534
Sec’d. Notes, 144A	4.000	04/15/31	75	50,751
Sec’d. Notes, 144A	4.500	04/01/30	835	618,504
Sec’d. Notes, 144A	4.875	06/15/29	51	40,491
Sr. Sec’d. Notes, 144A	10.500	04/15/29	25	26,904
Sr. Sec’d. Notes, 144A	11.000	11/15/29	658	722,507
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	177	218,055
Sprint LLC,
Gtd. Notes	7.625	03/01/26	224	231,032
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	416	412,433
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	440	459,153

				6,868,847

Transportation 0.5%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	439	447,155

See Notes to Financial Statements.

PGIM Fixed Income ETFs 83

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
RXO, Inc.,
Gtd. Notes, 144A	7.500%	11/15/27	100	$103,561
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	25	26,102
Gtd. Notes, 144A	7.125	02/01/32	95	99,659

				676,477

TOTAL CORPORATE BONDS
(cost $120,845,693)				117,596,186

FLOATING RATE AND OTHER LOANS 2.4%

Advertising 0.0%
CMG Media Corp.,
2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.935(c)	12/17/26	25	21,516

Auto Parts & Equipment 0.3%
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%^	14.014(c)	03/30/28	230	217,350
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	10.082(c)	11/17/28	169	160,822

				378,172

Chemicals 0.4%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30	175	161,907
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.102(c)	06/28/28	146	137,584
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 2.000%^	15.286(c)	12/31/25	100	99,725
Term Loan, 3 Month SOFR + 10.000%^	15.299(c)	10/12/28	142	134,973

				534,189

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Electric 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	10.835%(c)	07/20/28	15	$14,976

Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	9.314(c)	07/08/31	25	24,656

Housewares 0.0%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.361(c)	10/06/28	25	18,766

Insurance 0.4%
Acrisure LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 3.250%	8.594(c)	11/06/30	150	148,687
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.611(c)	01/20/29	165	152,161
New B-08 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	12/23/26	175	173,675

				474,523

Media 0.6%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.837(c)	01/18/28	399	380,767
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	176	215,942
First Lien Term Loan, 1 Month SOFR + 10.100%	15.442(c)	05/25/26	22	20,100
Second Lien Term Loan, 1 Month SOFR + 3.400%	8.175(c)	08/24/26(d)	437	7,015
Gray Television, Inc.,
Term F Loan, 1 Month SOFR + 5.250%	10.592(c)	06/04/29	96	91,577
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	09/25/26	88	70,299

				785,700

Retail 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.111(c)	03/06/28	38	38,256

See Notes to Financial Statements.

PGIM Fixed Income ETFs 85

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software 0.3%
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.592%(c)	05/01/31	274	$274,055
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.642(c)	07/14/28	190	149,767

				423,822

Telecommunications 0.4%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.747(c)	09/27/29	324	314,867
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/25/27	20	19,996
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.838(c)	04/15/29	15	15,023
Term B-2, 1 Month SOFR + 6.560%	11.838(c)	04/15/30	15	15,115
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month SOFR + 4.000%	9.571(c)	10/02/28(d)	417	73,208
Initial Term Loan - Second Lien, 1 Month SOFR + 7.000%	12.564(c)	10/01/29(d)	150	2,625

				440,834

Textiles 0.0%
ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.235(c)	12/12/25	31	30,300

TOTAL FLOATING RATE AND OTHER LOANS
(cost $3,664,069)				3,185,710

U.S. TREASURY OBLIGATIONS(k) 0.5%
U.S. Treasury Notes	2.625	05/31/27	165	159,908
U.S. Treasury Notes	4.250	12/31/25	500	500,273

TOTAL U.S. TREASURY OBLIGATIONS
(cost $662,890)				660,181

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS 1.2%

Chemicals 0.4%
Cornerstone Chemical Co.*^	1,807	$34,333
TPC Group, Inc.*^	6,118	232,484
Venator Materials PLC (original cost $612,979; purchased 09/26/18 - 10/17/23)*^(f)	433	259,800

		526,617

Gas Utilities 0.4%
Ferrellgas Partners LP (Class B Stock)^	2,652	543,423

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp. (original cost $6,657; purchased 02/04/21 - 02/09/21)(f)	1,673	124,622
Heritage Power LLC*^	2,134	89,628
Heritage Power LLC*^	94	3,948
Heritage Power LLC*^	2,456	1,228

		219,426

Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica) (original cost $29,016; purchased 01/29/24)*^(f)	23,916	59,551
Intelsat Emergence SA (Luxembourg)*	7,641	285,899

		345,450

TOTAL COMMON STOCKS
(cost $1,693,582)		1,634,916

PREFERRED STOCKS 0.5%

Electronic Equipment, Instruments & Components 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	600	600,000

See Notes to Financial Statements.

PGIM Fixed Income ETFs 87

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

PREFERRED STOCKS (Continued)

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $15,320; purchased 01/26/24 - 01/29/24)*^(f)	2,540	$27,182

TOTAL PREFERRED STOCKS (cost $607,720)		627,182

TOTAL LONG-TERM INVESTMENTS (cost $131,001,352)		127,245,603

SHORT-TERM INVESTMENT 2.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $3,115,355)(wb)	3,115,355	3,115,355

TOTAL INVESTMENTS 98.6% (cost $134,116,707)		130,360,958
Other assets in excess of liabilities(z) 1.4%		1,834,889

NET ASSETS 100.0%		$132,195,847

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,352,214 and 1.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,629,601. The aggregate value of $3,525,299 is 2.7% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	2 Year U.S. Treasury Notes	Dec. 2024	$4,358,484	$(2,367)
79	5 Year U.S. Treasury Notes	Dec. 2024	8,642,477	(15,143)
44	10 Year U.S. Treasury Notes	Dec. 2024	4,996,750	(27,341)
4	20 Year U.S. Treasury Bonds	Dec. 2024	492,500	(5,701)
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	395,813	(4,911)

				$(55,463)

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	BOA	GBP 174	$230,119	$228,998	$—	$(1,121)
Euro,
Expiring 09/03/24	BOA	EUR 339	378,635	374,882	—	(3,753)

			$608,754	$603,880	—	(4,874)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	BNP	GBP 174	$224,509	$228,997	$—	$(4,488)
Expiring 10/02/24	BOA	GBP 174	230,182	229,058	1,124	—
Euro,
Expiring 09/03/24	BOA	EUR 339	368,465	374,882	—	(6,417)
Expiring 10/02/24	BOA	EUR 339	379,142	375,382	3,760	—

			$1,202,298	$1,208,319	4,884	(10,905)

					$4,884	$(15,779)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 89

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Credit default swap agreement outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	4,560	3.215%	$286,385	$372,394	$86,009

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Total return swap agreements outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	12/20/24	(4,220)	$(24,026)	$117	$(24,143)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	JPM	12/20/24	2,250	(11,922)	1,136	(13,058)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	03/20/25	1,110	(4,488)	(46)	(4,442)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(1,490)	(83,394)	(61)	(83,333)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	12/20/24	(2,970)	33,722	156	33,566

					$(90,108)	$1,302	$(91,410)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,409	$(107)	$33,566	$(124,976)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$310,000	$645,204

See Notes to Financial Statements.

PGIM Fixed Income ETFs 91

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$3,541,428	$—
Corporate Bonds	—	117,562,573	33,613
Floating Rate and Other Loans	—	2,718,686	467,024
U.S. Treasury Obligations	—	660,181	—
Common Stocks	124,622	285,899	1,224,395
Preferred Stocks	—	—	627,182
Short-Term Investment
Affiliated Mutual Fund	3,115,355	—	—

Total	$3,239,977	$124,768,767	$2,352,214

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$4,884	$—
Centrally Cleared Credit Default Swap Agreement	—	86,009	—
OTC Total Return Swap Agreement	—	33,722	—

Total	$—	$124,615	$—

Liabilities
Futures Contracts	$(55,463)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(15,779)	—
OTC Total Return Swap Agreements	—	(123,830)	—

Total	$(55,463)	$(139,609)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Rights
Balance as of 08/31/23	$—	$199,702	$152,950	$600,000	$8,179
Realized gain (loss)	4,474	164	(12,264)	1,832	—
Change in unrealized appreciation (depreciation)	2,800	(11,490)	(77,520)	11,067	(8,168)
Purchases/Exchanges /Issuances	30,677	563,224	1,114,044	67,030	—
Sales/Paydowns	(4,627)	(108,753)	(55,998)	(53,542)	(11)
Accrued discount/premium	289	1,361	—	795	—
Transfers into Level 3*	—	—	103,183	—	—
Transfers out of Level 3*	—	(177,184)	—	—	—

Balance as of 08/31/24	$33,613	$467,024	$1,224,395	$627,182	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$2,800	$(11,382)	$(77,520)	$11,067	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$19	Market	Recovery Value	Recovery Rate	0.00% - 48.00%
Corporate Bonds	33,594	Market	Transaction Based	Unadjusted Price	NA
Common Stocks	543,423	Market	Adjusted Trade Price	Premium Rate	20.00%
Common Stocks	93,884	Market	Enterprise Value	EBITDA Multiple	4.0x - 12.2x
Common Stocks	1,228	Market	Enterprise Value	Recovery Rate	0.50%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 93

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Level 3 Securities**	Fair Value as of August 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Preferred Stocks	$27,182	Market	Enterprise Value	Recovery Rate	10.70%
Preferred Stocks	600,000	Market	Transaction Based	Unadjusted Price	NA

	$1,299,330

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2024, the aggregate value of these securities and/or derivatives was $1,052,884. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Oil & Gas	6.5%
Retail	5.7
Media	5.6
Telecommunications	5.6
Diversified Financial Services	4.8
Commercial Services	4.5
Electric	4.4
Leisure Time	4.4
Healthcare-Services	4.0
Pipelines	4.0
Home Builders	3.6
Entertainment	3.0
Collateralized Loan Obligations	2.7
Foods	2.5
Pharmaceuticals	2.4
Affiliated Mutual Fund	2.4
Aerospace & Defense	2.3
Packaging & Containers	1.8
Mining	1.8
Building Materials	1.8
Chemicals	1.8
Lodging	1.6
Auto Parts & Equipment	1.5
Real Estate	1.3
Computers	1.3
Insurance	1.3

Airlines	1.2%
Healthcare-Products	1.1
Real Estate Investment Trusts (REITs)	1.1
Auto Manufacturers	0.9
Banks	0.9
Software	0.8
Machinery-Diversified	0.8
Environmental Control	0.8
Distribution/Wholesale	0.8
Housewares	0.7
Electrical Components & Equipment	0.7
Household Products/Wares	0.6
Iron/Steel	0.5
Transportation	0.5
U.S. Treasury Obligations	0.5
Advertising	0.5
Electronic Equipment, Instruments & Components	0.5
Miscellaneous Manufacturing	0.5
Internet	0.4
Gas Utilities	0.4
Apparel	0.4
Machinery-Construction & Mining	0.4
Agriculture	0.3
Wireless Telecommunication Services	0.2
Oil, Gas & Consumable Fuels	0.2
Coal	0.1

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Gas	0.1%
Engineering & Construction	0.1
Office/Business Equipment	0.0	*
Textiles	0.0	*

	98.6
Other assets in excess of liabilities	1.4

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$86,009	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,884		Unrealized depreciation on OTC forward foreign currency exchange contracts	15,779
Interest rate contracts	—	—		Due from/to broker-variation margin futures	55,463	*
Interest rate contracts	Premiums paid for OTC swap agreements	1,409		Premiums received for OTC swap agreements	107
Interest rate contracts	Unrealized appreciation on OTC swap agreements	33,566		Unrealized depreciation on OTC swap agreements	124,976

		$125,868			$196,325

See Notes to Financial Statements.

PGIM Fixed Income ETFs 95

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$255,983
Foreign exchange contracts	—	(488)	—
Interest rate contracts	291,741	—	(61,635)

Total	$291,741	$(488)	$194,348

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(20,049)
Foreign exchange contracts	—	(12,555)	—
Interest rate contracts	(80,822)	—	(129,899)

Total	$(80,822)	$(12,555)	$(149,948)

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$12,807,782
Futures Contracts - Short Positions (1)	193,369
Forward Foreign Currency Exchange Contracts - Purchased (2)	220,002
Forward Foreign Currency Exchange Contracts - Sold (2)	436,756
Credit Default Swap Agreements - Buy Protection (1)	1,360,000
Credit Default Swap Agreements - Sell Protection (1)	3,662,150
Total Return Swap Agreements (1)	4,696,798

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$—	$(87,882)	$(87,882)	$—	$(87,882)
BOA	4,884	(11,291)	(6,407)	—	(6,407)
JPM	1,136	(13,058)	(11,922)	—	(11,922)
MSI	33,839	(28,631)	5,208	—	5,208

	$39,859	$(140,862)	$(101,003)	$—	$(101,003)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 97

PGIM Active High Yield Bond ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $131,001,352)	$127,245,603
Affiliated investments (cost $3,115,355)	3,115,355
Cash	918
Foreign currency, at value (cost $10,647)	10,981
Dividends and interest receivable	1,987,040
Receivable for investments sold	834,776
Deposit with broker for centrally cleared/exchange-traded derivatives	310,000
Unrealized appreciation on OTC swap agreements	33,566
Due from broker—variation margin swaps	5,814
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,884
Premiums paid for OTC swap agreements	1,409

Total Assets	133,550,346

Liabilities

Payable for investments purchased	1,128,178
Unrealized depreciation on OTC swap agreements	124,976
Management fee payable	43,716
Due to broker—variation margin futures	39,125
Unrealized depreciation on OTC forward foreign currency exchange contracts	15,779
Accrued expenses and other liabilities	2,618
Premiums received for OTC swap agreements	107

Total Liabilities	1,354,499

Net Assets	$132,195,847

Net assets were comprised of:
Common stock, at par	$3,750
Paid-in capital in excess of par	143,754,825
Total distributable earnings (loss)	(11,562,728)

Net assets, August 31, 2024	$132,195,847

Net asset value, offering price and redemption price per share.
($132,195,847 ÷ 3,750,000 shares of common stock issued and outstanding)	$35.25

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$9,282,736
Affiliated dividend income	117,241
Unaffiliated dividend income	33,883
Income from securities lending, net (including affiliated income of $253)	266

Total income	9,434,126

Expenses
Management fee	534,103
Less: Fee waiver and/or expense reimbursement	(8,455)

Net expenses	525,648

Net investment income (loss)	8,908,478

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $19)	(2,901,234)
Futures transactions	291,741
In-kind redemptions	(379,565)
Forward currency contract transactions	(488)
Swap agreement transactions	194,348
Foreign currency transactions	(719)

(2,795,917)

Net change in unrealized appreciation (depreciation) on:
Investments	7,160,524
Futures	(80,822)
Forward currency contracts	(12,555)
Swap agreements	(149,948)
Foreign currencies	195

6,917,394

Net gain (loss) on investment and foreign currency transactions	4,121,477

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,029,955

See Notes to Financial Statements.

PGIM Fixed Income ETFs 99

PGIM Active High Yield Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$8,908,478	$6,440,038

Net realized gain (loss) on investment, in-kind redemptions and foreign currency transactions	(2,795,917)	(2,263,367)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,917,394	1,406,029

Net increase (decrease) in net assets resulting from operations	13,029,955	5,582,700

Dividends and Distributions

Distributions from distributable earnings	(9,649,024)	(6,738,650)

Fund share transactions

Net proceeds from shares sold (300,000 and 500,000 shares, respectively)	10,373,060	17,014,419

Shares sold in-kind (800,000 and 425,000 shares, respectively)	27,316,828	14,435,556

Shares redeemed in-kind (500,000 and 0 shares, respectively)	(16,682,364)	—

Cost of shares purchased (175,000 and 325,000 shares, respectively)	(5,842,557)	(11,039,936)

Net increase (decrease) in net assets from Fund share transactions	15,164,967	20,410,039

Total increase (decrease)	18,545,898	19,254,089

Net Assets:

Beginning of year	113,649,949	94,395,860

End of year	$132,195,847	$113,649,949

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Financial Highlights

			Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$34.18	$34.64	$41.42	$39.99	$40.96
Income (loss) from investment operations:
Net investment income (loss)	2.61	2.39	1.85	1.95	2.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.31	(0.32)	(6.23)	2.30	(0.49)
Total from investment operations	3.92	2.07	(4.38)	4.25	2.00
Less Dividends and Distributions:
Dividends from net investment income	(2.85)	(2.53)	(1.92)	(2.24)	(2.55)
Distributions from net realized gains	-	-	(0.48)	(0.58)	(0.42)
Total dividends and distributions	(2.85)	(2.53)	(2.40)	(2.82)	(2.97)
Net asset value, end of year	$35.25	$34.18	$34.64	$41.42	$39.99
Total Return(b):	12.15%	6.32%	(11.01)%	11.00%	5.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$132,196	$113,650	$94,396	$86,976	$34,994
Average net assets (000)	$116,899	$91,165	$85,683	$58,270	$29,367
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.45%	0.53%	0.53%	0.53%	0.53%
Expenses before waivers and/or expense reimbursement	0.46%	0.53%	0.53%	0.53%	0.53%
Net investment income (loss)	7.62%	7.06%	4.87%	4.76%	6.37%
Portfolio turnover rate(d)	47%	35%	31%	85%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 101

PGIM Floating Rate Income ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITIES 9.7%

Collateralized Loan Obligations

Ares CLO Ltd. (Cayman Islands),
Series 2021-61A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.382%(c)	04/20/37	550	$554,116
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.282(c)	07/20/35	275	279,091
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.951(c)	07/15/30	250	250,212
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.035(c)	04/15/35	EUR 250	272,430
Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.914(c)	01/27/36	500	503,555
CBAM LLC,
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.363(c)	01/15/36	250	249,429
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.054(c)	07/17/37	350	350,600
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A	0.000(cc)	10/15/37	400	400,000
Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	8.085(c)	07/25/36	150	151,568
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.537(c)	04/28/37	500	504,087
HPS Loan Management Ltd. (Cayman Islands),
Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.232(c)	07/20/36	100	101,454
ICG US CLO Ltd. (United Kingdom),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.279(c)	07/18/36	500	508,554
Mountain View CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.301(c)	09/14/36	200	202,805

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.397%(c)	07/20/37	350	$350,363
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.432(c)	01/20/35	250	251,105
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.536(c)	04/16/37	500	500,629
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.182(c)	10/20/33	250	250,367
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.732(c)	01/20/37	300	301,140
Sound Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.896(c)	10/25/34	250	244,645
Symphony CLO Ltd. (Bermuda),
Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.851(c)	01/14/34	500	501,603
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.251(c)	01/15/36	500	502,712

TOTAL ASSET-BACKED SECURITIES (cost $7,154,077)				7,230,465

CORPORATE BONDS 17.7%

Advertising 0.0%

CMG Media Corp.,
Gtd. Notes, 144A (original cost $13,789; purchased 07/10/24)(f)	8.875	12/15/27	25	13,290

Aerospace & Defense 0.1%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	63	63,315

See Notes to Financial Statements.

PGIM Fixed Income ETFs 103

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines 0.1%

VistaJet Malta Finance PLC/Vista Management
Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875%	05/01/27		75	$70,313

Auto Manufacturers 0.1%

General Motors Co.,
Sr. Unsec’d. Notes	5.600	10/15/32		105	108,525

Banks 14.8%

Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25	(oo)	2,400	2,369,539
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27	(oo)	500	482,262
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29	(oo)	340	347,657
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26	(oo)	2,050	1,965,706
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26	(oo)	600	566,740
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29	(oo)	175	183,220
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25	(oo)	500	497,449
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25	(oo)	1,000	984,621
Royal Bank of Canada (Canada),
Jr. Sub. Notes	7.500(ff)	05/02/84		1,750	1,806,290
Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes	6.600(ff)	06/05/34	(oo)	100	103,375
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	7.250(ff)	07/31/84		970	991,650
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27	(oo)	100	88,718
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26	(oo)	725	703,208

					11,090,435

Building Materials 0.1%

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27		45	45,483

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 0.8%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625%	02/01/29		100	$95,531
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		150	143,999
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26	(oo)	100	103,375
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29	(oo)	250	265,220

					608,125

Environmental Control 0.1%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31		50	52,000

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		38	35,786

Housewares 0.1%

SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $55,500; purchased 03/27/24)(f)	6.500	10/01/29		75	39,749

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		80	84,117

Media 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.400	04/01/33		75	68,286
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $1,688; purchased 01/31/24)(f)	6.625	08/15/27	(d)	25	458
Sec’d. Notes, 144A (original cost $5,156; purchased 01/31/24)(f)	5.375	08/15/26	(d)	75	963

See Notes to Financial Statements.

PGIM Fixed Income ETFs 105

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500%	09/15/26	25	$19,801
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	25	13,753

				103,261

Oil & Gas 0.2%

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	99,855
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	75	75,814

				175,669

Packaging & Containers 0.1%

Sealed Air Corp.,
Gtd. Notes, 144A	5.000	04/15/29	50	49,060
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	25	25,446

				74,506

Pipelines 0.2%

Energy Transfer LP,
Sr. Unsec’d. Notes	3.750	05/15/30	75	71,107
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	75	69,876

				140,983

Real Estate Investment Trusts (REITs) 0.1%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	60	45,871
Gtd. Notes	9.750	06/15/25	5	5,007
Sr. Unsec’d. Notes	4.750	02/15/28	5	4,394

				55,272

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.1%

Gap, Inc. (The),
Gtd. Notes, 144A	3.875%	10/01/31	75	$64,780

Telecommunications 0.5%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $1; purchased 11/14/23)^(f)	0.000	12/31/30	5	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $92; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	19
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30	5	—
Digicel Intermediate Holdings Ltd./Digicel
International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $189,709; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	205	204,138
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $74,616; purchased 01/29/24 - 05/15/24)(f)	10.500	11/25/28	114	92,578
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29	25	19,848
Sr. Sec’d. Notes, 144A	10.500	04/15/29	25	26,904
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	53,761

				397,248

TOTAL CORPORATE BONDS (cost $12,864,247)				13,222,857

See Notes to Financial Statements.

PGIM Fixed Income ETFs 107

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 70.7%

Advertising 0.1%

CMG Media Corp.,
2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.935%(c)	12/17/26	61	$52,786
Summer BC Holdco B Sarl (Luxembourg),
Extended Facility B, 3 Month SOFR + 5.260%	10.595(c)	02/15/29	50	49,688

				102,474

Aerospace & Defense 0.9%

Dynasty Acquisition Co.,Inc.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 3.500%	8.747(c)	08/24/28	144	144,451
2024 Refinancing Term B-2 Loan, 1 Month SOFR + 3.500%	8.747(c)	08/24/28	56	55,697
Propulsion BC FI (Spain),
Inital Term Loan, 3 Month SOFR + 3.750%	9.085(c)	09/14/29	150	150,186
Transdigm, Inc.,
Term I Loan, 3 Month SOFR + 2.750%	8.085(c)	08/24/28	50	50,065
Tranche J Term Loan, 3 Month SOFR + 2.500%	7.843(c)	02/28/31	200	199,681
Tranche K Term Loan, 3 Month SOFR + 2.750%	8.085(c)	03/22/30	100	100,115

				700,195

Agriculture 0.4%

Alltech, Inc.,
Term A Loan, 1 Month SOFR + 3.350%^	8.597(c)	10/15/26	247	242,680
Term B Loan, 1 Month SOFR + 4.114%	9.361(c)	10/13/28	49	48,592

				291,272

Airlines 1.0%

American Airlines, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%	7.775(c)	06/04/29	200	198,781
Initial Term Loan, 3 Month SOFR + 5.012%	10.294(c)	04/20/28	221	228,850
United Airlines, Inc.,
Class B Term Loan, 3 Month SOFR + 2.750%	8.033(c)	02/22/31	299	299,708

				727,339

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment 1.8%

Adient US LLC,
Term B-2 Loan, 1 Month SOFR + 2.750%	7.997%(c)	01/31/31	100	$99,946
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	7.747(c)	05/06/30	175	174,708
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	10.514(c)	03/30/27	347	342,373
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%^	14.014(c)	03/30/28	225	212,625
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	10.082(c)	11/17/28	304	289,551
Term B Loan, 3 Month SOFR + 5.100%	10.366(c)	11/17/28	250	240,178

				1,359,381

Beverages 1.0%

Brewco Borrower LLC,
First-Out New Money Term Loan, 3 Month SOFR + 6.250%^	11.551(c)	04/05/28	272	255,894
City Brewing Co. LLC,
Second-Out Term Loan, 3 Month SOFR + 5.262%^	9.063(c)	04/05/28	119	82,688
Pegasus Bidco BV (Netherlands),
2024-1 Term Dollar Loan, 3 Month SOFR + 3.750%	8.868(c)	07/12/29	396	396,587

				735,169

Building Materials 3.0%

Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	10.962(c)	08/01/28	196	197,050
Tranche C Term Loan, 1 Month SOFR + 4.500%	9.837(c)	05/15/31	50	49,000
CP Atlas Buyer, Inc.,
Term B Loan, 1 Month SOFR + 3.850%	9.097(c)	11/23/27	147	141,438
Emerald Debt Merger Sub L.L.C.,
Second Amendment Incremental Term Loan, 3 Month SOFR + 2.500%	7.557(c)	08/04/31	100	99,950
EMRLD Borrower LP,
Initial Term B Loan, 3 Month SOFR + 2.500%	7.557(c)	05/31/30	416	415,555

See Notes to Financial Statements.

PGIM Fixed Income ETFs 109

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials (cont’d.)

Griffon Corporation,
Repriced Term Loan, 3 Month SOFR + 2.250%	7.466%(c)	01/24/29	400	$399,167
MIWD HoldCo II LLC,
2024 Incremental Term Loan, 1 Month SOFR + 3.500%	8.747(c)	03/28/31	100	100,422
Quikrete Holdings, Inc.,
Term B Loan (2031), 1 Month SOFR + 2.500%	7.747(c)	04/14/31	424	424,785
Smyrna Ready Mix Concrete LLC,
New Term Loan B, 1 Month SOFR + 3.500%^	8.778(c)	04/02/29	250	251,471
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month SOFR + 5.114%	10.361(c)	10/12/28	148	147,113

				2,225,951

Chemicals 3.1%

A-Ap Buyer, Inc.,
Term B Loan^	— (p)	08/31/31	125	124,531
Ascend Performance Materials Operations LLC,
2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	10.074(c)	08/27/26	234	227,379
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30	125	115,648
Ecovyst Catalyst Technologies LLC,
Second Amendment Term Loan, 3 Month SOFR + 2.250%	7.502(c)	06/12/31	50	49,850
Geon Performance Solutions LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	9.846(c)	08/18/28	172	171,994
Ineos Finance PLC (Luxembourg),
2030 Dollar Term Loan, 1 Month SOFR + 3.250%	8.497(c)	02/18/30	174	173,783
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.097(c)	03/14/30	74	74,219
New Term Loan B, 1 Month SOFR + 4.350%	9.597(c)	04/02/29	100	99,875
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.102(c)	06/28/28	128	120,379
LSF11 A5 HoldCo, LLC,
2024 Refinancing Term Loan, 1 Month SOFR + 3.614%	8.861(c)	10/15/28	549	547,955

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Olympus Water US Holding Corporation,
Term B-5 USD Loan, 3 Month SOFR + 3.500%	8.847%(c)	06/20/31	181	$181,047
Starfruit Finco BV,
Incremental Term Loan B, 3 Month SOFR + 3.500%	8.821(c)	04/03/28	99	99,343
Term B Loan, 3 Month SOFR + 3.500%	8.628(c)	04/03/28	248	248,163
Vantage Specialty Chemicals, Inc.,
First Lien 2023 Other Term Loan, 3 Month SOFR + 4.750%	9.871(c)	10/26/26	49	48,106

				2,282,272

Commercial Services 7.4%

Albion Financing 3 SARL (Luxembourg),
New 2024 Amended USD Term Loan, 3 Month SOFR + 4.512%	9.826(c)	08/17/29	74	74,618
Allied Universal Holdco LLC,
Term Loan USD, 1 Month SOFR + 3.850%	9.097(c)	05/12/28	249	247,738
Amentum Government Services Holdings LLC,
Tranche 3 Term Loan, 1 Month SOFR + 4.000%	9.278(c)	02/15/29	122	121,429
API Group DE, Inc.,
2021 Repriced Term Loan B, 1 Month SOFR + 2.000%	7.247(c)	01/03/29	207	207,222
ArchKey Holdings, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 5.364%	10.611(c)	06/29/28	272	271,818
Avis Budget Car Rental LLC,
New Tranche C Term Loan, 1 Month SOFR + 3.100%	8.347(c)	03/16/29	398	398,000
Boost Newco Borrower LLC,
Term B-1 Loan, 2 Month SOFR + 2.500%	7.748(c)	01/31/31	350	350,292
Cimpress USA LLC (Ireland),
2024 Refinancing Tranche Term B-1 Loan, 1 Month SOFR + 3.000%	8.247(c)	05/17/28	147	147,221
CoreLogic, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.861(c)	06/02/28	448	442,211
Crisis Prevention Institute, Inc.,
Initial Term Loan, 3 Month SOFR + 4.750%	10.085(c)	04/09/31	200	199,833

See Notes to Financial Statements.

PGIM Fixed Income ETFs 111

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

DS Parent, Inc.,
Term B Loan, 3 Month SOFR + 5.500%	10.835%(c)	01/31/31	100	$98,667
EAB Global, Inc.,
Term Loan, 1 Month SOFR + 3.250%	8.497(c)	08/16/28	150	149,056
Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%	7.120(c)	08/11/25	303	294,428
Grant Thornton LLP,
Initial Term Loan, 1 Month SOFR + 3.250%	8.497(c)	06/02/31	100	100,250
Inmar, Inc.,
Initial Term Loan, 3 Month SOFR + 5.500%	10.791(c)	05/01/26	150	150,328
Kingpin Intermediate Holdings LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.747(c)	02/08/28	52	52,294
Kuehg Corp.,
Term B Loan, 3 Month SOFR + 4.500%	9.835(c)	06/12/30	199	199,278
Latham Pool Products, Inc.,
Initial Term Loan, 1 Month SOFR + 4.100%	9.347(c)	02/23/29	301	287,621
Mavis Tire Express Services Topco Corp.,
Term Loan, 1 Month SOFR + 3.500%	8.747(c)	05/04/28	249	249,443
NAB Holdings LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 2.750%	8.097(c)	11/23/28	247	246,173
Neon Maple Purchaser, Inc.,
Tranche B-1 Term Loan	— (p)	01/31/32	475	473,219
Omnia Partners, LLC,
Repriced Term Loan, 3 Month SOFR + 3.250%	8.529(c)	07/25/30	200	200,165
PG Polaris Bidco Sarl (Luxembourg),
Initial Term Loan, 3 Month SOFR + 3.500%	8.835(c)	03/26/31	200	200,450
Ryan LLC,
Initial Term Loan, 1 Month SOFR + 3.500%	8.747(c)	11/14/30	126	126,587
TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	9.347(c)	11/02/27	148	143,636
VT Topco, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	8.747(c)	08/09/30	75	74,905

				5,506,882

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers 3.2%

Amazon Holdco Inc.,
Term B Loan^	— %(p)	08/31/31	325	$324,188
ConvergeOne Holdings,
Term Loan^	— (p)	06/04/30	55	54,260
Fortress Intermediate,
Initial Term Loan, 1 Month SOFR + 3.750%^	9.002(c)	06/27/31	240	240,000
Indy US Bidco, LLC,
Ninth Amend Dollar Term Loan, 1 Month SOFR + 4.750%	9.997(c)	03/06/28	252	249,749
KBR, Inc.,
2024 Refinancing Term Loan, 1 Month SOFR + 2.000%	7.247(c)	01/17/31	275	275,859
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/01/29	419	417,757
NCR Atleos LLC,
Term B Loan, 3 Month SOFR + 4.850%	10.099(c)	03/27/29	223	225,101
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%	9.097(c)	02/01/28	293	286,242
Redstone Holdco 2 LP,
First Lien Initial Term Loan, 3 Month SOFR + 5.012%	10.264(c)	04/27/28	61	48,323
Sandvine Corp. (Canada),
Initial Term Loan (First Lien), 6 Month SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.000(c)	06/28/27	123	17,264
SonicWall US Holdings, Inc.,
2023 Term Loan, 3 Month SOFR + 5.000%	10.335(c)	05/18/28	75	73,207
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%	9.333(c)	08/20/25	220	197,771

				2,409,721

Distribution/Wholesale 1.0%

AIP RD Buyer Corp.,
2024 Term Loan, 1 Month SOFR + 4.500%	9.747(c)	12/22/28	100	99,874
Closure Systems International Group, Inc.,
Amendment No. 4 Term Loan, 1 Month SOFR + 4.000%	9.247(c)	03/22/29	50	50,219
Fastlane Parent Co., Inc.,
Term B Loan, 1 Month SOFR + 4.500%	9.747(c)	09/29/28	50	48,570

See Notes to Financial Statements.

PGIM Fixed Income ETFs 113

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Distribution/Wholesale (cont’d.)

Gates Corporation,
Initial B-4 Dollar Term Loan, 1 Month SOFR + 2.250%	7.497%(c)	11/16/29	246	$245,963
Resideo Funding, Inc.,
Fourth Amendment Term Loan, 3 Month SOFR + 2.000%	7.301(c)	06/13/31	100	100,000
Windsor Holdings III LLC,
Term B Loan 2024, 1 Month SOFR + 4.000%	9.311(c)	08/01/30	164	164,558

				709,184

Diversified Financial Services 2.2%

Blackhawk Network Holdings, Inc.,
Term B Loan, 1 Month SOFR + 5.000%	10.247(c)	03/12/29	125	125,781
Castlelake Aviation One,
Initial Term Loan, 3 Month SOFR + 2.500%	7.839(c)	10/22/26	132	132,213
CPI Holdco B LLC,
Initial Term Loan, 1 Month SOFR + 2.000%	7.247(c)	05/16/31	350	349,417
Genuine FINL Holdings,
Term Loan	— (p)	09/27/30	199	197,819
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%	8.319(c)	03/20/28	393	392,931
Nuvei Technologies Corp. (Canada),
Initial Term Loan, 1 Month SOFR + 3.100%	8.313(c)	12/19/30	197	197,160
VFH Parent LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	7.997(c)	06/21/31	218	218,201

				1,613,522

Electric 1.1%

Calpine Corporation,
Term Loan (04/19), 1 Month SOFR + 2.000%	7.247(c)	01/31/31	375	374,582
Discovery Energy Holding Corp.,
Initial Dollar Term Loan, 3 Month SOFR + 4.750%	10.085(c)	05/01/31	125	125,547
Generation Bridge Northeast LLC,
Term B Loan, 1 Month SOFR + 3.500%	8.747(c)	08/22/29	121	121,919
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	11.002(c)	01/29/27	185	184,279
Extended Term C Loan, 3 Month SOFR + 5.750%	11.002(c)	01/29/27	10	10,423

				816,750

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Electronics 0.8%

Coherent Corp.,
Term B-1 Loan, 1 Month SOFR + 2.500%	7.747%(c)	07/02/29	255	$255,997
Ingram Micro, Inc.,
Term B Loan, 3 Month SOFR + 3.262%	8.596(c)	06/30/28	161	161,423
Roper Industrial Products Investment Company LLC,
Tranche C Dollar Term Loan, 3 Month SOFR + 3.250%	8.585(c)	11/22/29	149	149,688

				567,108

Engineering & Construction 1.3%

Arcosa, Inc.,
Term Loan	— (p)	08/31/31	200	200,625
Azuria Water Solutions, Inc.,
2024 Second Additional Replacement Term Loan, 1 Month SOFR + 3.750%	8.997(c)	05/17/28	274	275,278
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.750%	7.935(c)	07/01/31	25	24,929
Initial Term Loan, 1 Month SOFR + 2.750%	7.997(c)	07/01/31	149	149,234
Michael Baker International LLC,
Term B Loan, 1 Month SOFR + 4.750%^	9.997(c)	12/01/28	200	200,750
Osmose Utilities Services, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.364%	8.611(c)	06/23/28	149	148,001

				998,817

Entertainment 3.3%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	10.985(c)	02/10/27	184	121,949
AP Gaming I LLC,
Term B Loan, 1 Month SOFR + 3.750%	8.997(c)	02/15/29	75	74,841
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.750%	7.997(c)	02/06/31	200	199,157
Term B Loan, 1 Month SOFR + 2.750%	7.997(c)	02/06/30	189	188,889
Cinemark USA, Inc.,
Term Loan, 1 Month SOFR + 3.250%	8.519(c)	05/24/30	222	222,888

See Notes to Financial Statements.

PGIM Fixed Income ETFs 115

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Entertainment (cont’d.)

ECL Entertainment LLC,
Term B Loan, 1 Month SOFR + 4.000%	9.247%(c)	08/31/30	50	$50,031
Entain PLC (United Kingdom),
Facility B3, 6 Month SOFR + 2.750%	8.014(c)	10/31/29	497	497,125
Flutter Financing BV (Ireland),
Term B Loan, 3 Month SOFR + 2.250%	7.585(c)	11/29/30	224	223,875
Golden Entertainment, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.250%	7.502(c)	05/28/30	132	131,670
Great Canadian Gaming Co.,
Term B Loan, 3 Month SOFR + 4.000%	9.609(c)	11/01/26	124	123,779
J&J Ventures Gaming LLC,
2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	9.611(c)	04/26/28	150	149,438
Initial Term Loan, 1 Month SOFR + 4.114%	9.361(c)	04/26/28	97	97,323
Maverick Gaming LLC,
First-Out Term Loan, 3 Month SOFR + 7.500%	12.821(c)	06/03/28	34	32,256
Second-Out Term Loan, 3 Month SOFR + 7.500%^	12.346(c)	06/03/28	68	32,548
PCI Gaming Authority,
2024 Term B Loan, 1 Month SOFR + 2.000%	7.342(c)	07/18/31	300	297,938

				2,443,707

Environmental Control 2.1%

Action Environmental Group Inc, The,
Second Amendment Term B Loan, 3 Month SOFR + 4.000%	9.335(c)	10/24/30	485	487,634
Covanta Holding Corp.,
2024 Incremental Term B Loan, 1 Month SOFR + 2.750%	8.087(c)	11/30/28	203	203,513
2024 Incremental Term C Loan, 1 Month SOFR + 2.750%	8.087(c)	11/30/28	11	11,121
GFL Environmental, Inc.,
2024 Refinancing Term Loan, 3 Month SOFR + 2.000%	7.321(c)	07/03/31	200	200,000
JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.842(c)	10/17/30	199	199,561

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control (cont’d.)

Madison Iaq LLC,
Initial Term Loan, 1 Month SOFR + 2.750%	7.889%(c)	06/21/28	250	$250,250
Mip V Waste Holdings, LLC,
Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	9.422(c)	12/08/28	250	249,375

				1,601,454

Foods 0.4%

B&G Foods, Inc.,
Tranche B-5 Term Loan, 3 Month SOFR + 3.500%	8.557(c)	10/10/29	75	74,370
BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.361(c)	06/09/28	271	250,953

				325,323

Hand/Machine Tools 0.4%

Alliance Laundry Systems LLC,
Initial Term B Loan, 3 Month SOFR + 3.500%	8.842(c)	08/09/31	325	325,609

Healthcare 0.2%

Lifepoint Health, Inc.,
Term B Loan 2024 Repricing, 3 Month SOFR + 4.750%	10.054(c)	11/16/28	117	117,198

Healthcare-Products 0.5%

Auris Luxembourg III Sarl (Denmark),
Facility B4, 6 Month SOFR + 4.678%	9.564(c)	02/27/29	50	50,188
Medline Borrower LP,
Dollar Incremental Term Loan, 1 Month SOFR + 2.250%	7.497(c)	10/23/28	50	50,031
Term B Loan, 1 Month SOFR + 2.750%	7.997(c)	10/23/28	233	233,078

				333,297

Healthcare-Services 2.5%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.400%	9.735(c)	02/15/29	250	198,787

See Notes to Financial Statements.

PGIM Fixed Income ETFs 117

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Services (cont’d.)

Charlotte Buyer, Inc.,
First Refinancing Term Loan, 1 Month SOFR + 4.750%	10.077%(c)	02/11/28	264	$265,383
Concentra Health Services, Inc.,
Term B Loan, 1 Month SOFR + 2.250%^	7.497(c)	07/26/31	100	100,250
eResearch Technology, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 4.000%	9.247(c)	02/04/27	122	122,623
Mamba Purchaser, Inc.,
Third Amendment Term Loan, 1 Month SOFR + 3.250%	8.587(c)	10/16/28	49	48,776
Pacific Dental Services LLC,
Refinancing Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/07/31	174	174,470
Phoenix Guarantor, Inc.,
Tranche B-4 Term Loan, 1 Month SOFR + 3.250%	8.497(c)	02/21/31	399	399,277
Radnet Management, Inc.,
Term B Loan, 3 Month SOFR + 2.500%	7.779(c)	04/18/31	100	100,188
Sound Inpatient Physicians Holdings LLC,
Tranche B Term Loan, 3 Month SOFR + 5.262%	10.596(c)	06/28/28	339	281,654
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	12.096(c)	06/28/28	50	49,998
Tranche C Term Loan, 1 Month SOFR + 6.750%	— (p)	06/28/29	5	2,019
Surgery Center Holdings, Inc.,
2024 Refinancing Term Loan, 1 Month SOFR + 2.750%	8.061(c)	12/19/30	150	149,906

				1,893,331

Holding Companies-Diversified 0.8%

Belfor Holdings, Inc.,
Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.997(c)	11/01/30	187	187,940
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	9.752(c)	12/19/30	450	441,993

				629,933

Home Furnishings 0.5%

TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	8.597(c)	06/29/28	426	398,491

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Household Products/Wares 0.2%

Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	9.314%(c)	07/08/31	125	$123,281

Housewares 0.3%

Lifetime Brands, Inc.,
Extended Term Loan, 1 Month SOFR + 5.614%	10.904(c)	08/26/27	47	45,693
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.361(c)	10/06/28	206	154,864

				200,557

Insurance 3.0%

Acrisure LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 3.250%	8.594(c)	11/06/30	599	594,248
AmWINS Group, Inc.,
Term Loan, 1 Month SOFR + 2.364%	7.611(c)	02/19/28	63	63,094
Assured Partners, Inc.,
2024 Term Loan, 1 Month SOFR + 3.500%	8.747(c)	02/14/31	231	231,125
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.611(c)	01/20/29	200	184,438
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	07/31/27	242	239,004
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.347(c)	08/19/28	114	112,830
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.597(c)	08/21/28	224	222,550
Second Lien Term B-3 Loan, 1 Month SOFR + 5.364%	10.611(c)	01/31/28	50	46,661
Broadstreet Partners, Inc.,
2024 Term B Loan, 1 Month SOFR + 3.250%	8.497(c)	06/13/31	225	224,888
HUB International Ltd,
Facility 2024-1 Incremental Term Loan, 2 Month SOFR + 3.000%	8.255(c)	06/20/30	200	200,069
Sedgwick Claims Management Services, Inc.,
2024 Term Loan, 3 Month SOFR + 3.000%	8.251(c)	07/31/31	150	150,000

				2,268,907

See Notes to Financial Statements.

PGIM Fixed Income ETFs 119

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.4%

Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%	8.701%(c)	11/30/27	132	$130,497
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	9.497(c)	05/03/28	195	194,628

				325,125

Investment Companies 0.4%

AAL Delaware Holdco, Inc.,
Initial Term Loan, 1 Month SOFR + 3.500%	8.747(c)	07/30/31	50	50,094
Guardian US Holdco,
Initial Term Loan, 3 Month SOFR + 3.500%	8.835(c)	01/31/30	123	122,587
WECUS HoldingsLtd.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.997(c)	01/27/31	100	100,069

				272,750

Leisure Time 1.9%

Alterra Mountain Co.,
Term B-5 Loan, 1 Month SOFR + 3.500%	8.747(c)	05/31/30	124	124,528
Amer Sports Co. (Finland),
Initial USD Term Loan, 3 Month SOFR + 3.250%	8.346(c)	02/17/31	250	250,625
Bombardier Recreational Products, Inc. (Canada),
2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.997(c)	12/13/29	319	318,804
Carnival Corp.,
(2027) Term Loan, 1 Month SOFR + 2.750%	7.997(c)	08/08/27	53	53,523
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%	9.347(c)	12/01/28	70	68,583
LC Ahab US Bidco LLC,
Initial Term Loan, 1 Month SOFR + 3.500%	8.747(c)	05/01/31	200	200,500
Recess Holdings, Inc.,
Initial Term Loan, 3 Month SOFR + 4.500%	9.752(c)	02/21/30	200	199,812
Topgolf Callaway Brands Corp.,
Initial Term Loan, 1 Month SOFR + 3.000%	8.247(c)	03/15/30	237	234,890

				1,451,265

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Lodging 0.1%

Travel Leisure Co.,
2023 Incremental Term Loan, 1 Month SOFR + 3.350%	8.661%(c)	12/14/29	100	$99,583

Machinery-Construction & Mining 0.2%

Vertiv Group Corporation,
Term B-2 Loan, 1 Month SOFR + 2.000%	7.343(c)	03/02/27	148	148,703

Machinery-Diversified 1.9%

Chart Industries, Inc.,
2024 Term B Loan, 3 Month SOFR + 2.500%	7.825(c)	03/15/30	159	159,487
CPM Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.842(c)	09/28/28	148	140,871
Engineered Machinery Holdings, Inc.,
Incremental USD First Lien Term Loan, 3 Month SOFR + 3.750%	9.346(c)	05/19/28	49	49,350
Hyster-Yale Group, Inc.,
Term B Loan Facility, 1 Month SOFR + 3.614%	8.861(c)	05/26/28	315	313,058
Pro Mach Group Inc,
Initial Term Loan, 1 Month SOFR + 3.500%	8.747(c)	08/31/28	89	88,926
STS Operating, Inc.,
First Refinancing Term Loan, 1 Month SOFR + 4.100%	9.347(c)	03/25/31	200	198,418
TK Elevator US Newco, Inc. (Germany),
Facility B2 (USD), 6 Month SOFR + 3.500%	8.588(c)	04/30/30	398	399,657
Zekelman Industries, Inc.,
2024 Term Loan, 1 Month SOFR + 2.250%	7.559(c)	01/24/31	100	99,889

				1,449,656

Media 2.1%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	10.301(c)	10/31/27	124	109,513
Audacy Capital Corp.,
Term B-2 Loan	8.074	11/18/24(d)	75	33,000
Term Loan, 1 Month SOFR + 6.114%^	11.361(c)	09/30/24	6	5,920
Charter Communications Operating LLC,
Term B-4 Loan, 3 Month SOFR + 2.000%	7.332(c)	12/07/30	174	173,102

See Notes to Financial Statements.

PGIM Fixed Income ETFs 121

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.837%(c)	01/18/28	196	$186,692
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	30	36,222
First Lien Term Loan, 1 Month SOFR + 10.100%	15.442(c)	05/25/26	11	10,238
Second Lien Term Loan	8.175	08/24/26(d)	397	6,368
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	09/25/26	239	191,471
Sinclair Television Group, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.850%	9.097(c)	04/21/29	98	66,420
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.585(c)	06/24/29	49	48,449
2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	8.861(c)	01/31/29	100	96,950
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	8.611(c)	01/31/29	290	281,157
Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.350%	8.656(c)	03/31/31	300	287,109

				1,532,611

Metal Fabricate/Hardware 1.0%

Crosby US Acquisition Corp.,
Amendment No. 3 Replacement Term Loan, 1 Month SOFR + 4.000%	9.247(c)	08/16/29	174	174,778
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%	11.835(c)	04/23/30	224	222,193
Grinding Media, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%^	9.569(c)	10/12/28	158	157,279
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.347(c)	03/31/28	48	47,904
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	1.000(c)	03/31/28	9	9,291

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware (cont’d.)

Trulite Glass & Aluminum Solutions LLC,
Initial Term Loan, 1 Month SOFR + 6.000%^	11.247%(c)	03/01/30	174	$168,254

				779,699

Mining 0.3%

Arsenal Aic Parent LLC,
2024 Term B Loan, 1 Month SOFR + 3.250%	8.560(c)	08/18/30	249	249,001

Miscellaneous Manufacturing 0.5%

AMG Advanced Metallurgical Group NV (Netherlands),
2021 Term Loan, 1 Month SOFR + 5.614%^	8.861(c)	11/30/28	274	272,925
Gates Global LLC,
Inital B-5 Dollar Term Loan, 1 Month SOFR + 2.250%	7.497(c)	06/04/31	75	75,176

				348,101

Oil & Gas 0.2%

Apro LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	9.075(c)	07/09/31	125	125,039

Packaging & Containers 1.1%

Clydesdale Acquisition Holdings, Inc.,
Term B Loan, 1 Month SOFR + 3.175%	8.422(c)	04/13/29	114	113,582
Pregis TopCo LLC,
First Lien Initial Term Loan, 1 Month SOFR + 4.000%	9.247(c)	07/31/26	99	99,586
Pretium PKG Holdings, Inc.,
Initial Third Amendment Tranche A-1 Term Loan (First Lien), 3 Month SOFR + 4.600%	9.848(c)	10/02/28	52	43,108
Proampac PG Borrower LLC,
2024 Term B Loan, 3 Month SOFR + 4.000%	9.210(c)	09/15/28	98	98,395
Secure Acquisition, Inc.,
Closing Date Term Loan, 2 Month SOFR + 4.250%	9.514(c)	12/15/28	100	100,292

See Notes to Financial Statements.

PGIM Fixed Income ETFs 123

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers (cont’d.)

Supplyone, Inc.,
Term B Loan, 1 Month SOFR + 4.250%	9.497%(c)	04/19/31	125	$125,747
Trident TPI Holdings, Inc.,
Tranche B-6 Term Loan, 3 Month SOFR + 4.000%	9.332(c)	09/15/28	246	246,717

				827,427

Pharmaceuticals 0.7%

Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	9.435(c)	10/01/27	245	220,321
Sharp Services LLC,
Tranche C Term Loan, 3 Month SOFR + 3.750%^	9.085(c)	12/31/28	150	149,625
Vizient, Inc.,
Term B-8 Loan, 1 Month SOFR + 2.000%	7.247(c)	08/01/31	150	150,300

				520,246

Pipelines 1.7%

AL GCX Holdings LLC,
Initial Term Loan, 1 Month SOFR + 2.750%	8.077(c)	05/17/29	288	288,066
Al Ngpl Holdings LLC,
Term Loan, 3 Month SOFR + 3.250%	8.564(c)	04/13/28	295	296,085
CPPIB OVM Member U.S. LLC,
Initial Term Loan, 3 Month SOFR + 3.250%	8.586(c)	08/01/31	150	150,375
CQP Holdco LP,
Initial Term Loan, 3 Month SOFR + 2.250%	7.585(c)	12/31/30	250	250,660
GIP III Stetson I LP,
Initial Term Loan, 1 Month SOFR + 3.500%	8.747(c)	10/31/28	109	109,193
GIP Pilot Acquisition Partners, L.P.,
2024 Term B Loan, 3 Month SOFR + 2.500%	7.818(c)	10/04/30	123	123,206
Prairie ECI Acquiror LP,
Initial Term B-2 Loan, 1 Month SOFR + 4.750%	9.997(c)	08/01/29	75	74,746

				1,292,331

Private Equity 0.3%
HarbourVest Partners LP,
New Term Loan B, 1 Month SOFR + 2.250%^	7.491(c)	04/18/30	238	237,616

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Real Estate 0.8%

BRP Nimbus LLC,
Initial Term B Loan, 1 Month SOFR + 2.600%	7.847%(c)	08/27/25	292	$291,021
Greystar Real Estate Partners, LLC,
Term B-2 Loan, 1 Month SOFR + 2.750%^	8.059(c)	08/21/30	269	269,213

				560,234

Real Estate Investment Trusts (REITs) 1.0%

Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month SOFR + 2.864%	8.117(c)	04/23/26	98	96,505
Term B-4 Loan, 1 Month SOFR + 3.500%^	8.752(c)	05/09/29	398	390,128
Starwood Property Mortgage LLC,
First Lien Term B Loan, 1 Month SOFR + 2.750%	7.997(c)	11/18/27	99	99,368
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month SOFR + 2.600%^	7.847(c)	07/26/26	145	145,248

				731,249

Retail 2.8%

Dave & Buster’s, Inc.,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.250%	8.500(c)	06/29/29	322	321,421
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.111(c)	03/06/28	179	178,987
Harbor Freight Tools USA, Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%	7.494(c)	06/11/31	350	344,969
Johnstone Supply LLC,
Initial Term Loan, 1 Month SOFR + 3.000%	8.352(c)	06/07/31	150	149,859
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.097(c)	12/17/27	111	109,389
Peer Holding III BV (Netherlands),
Facility B5, 3 Month SOFR + 3.000%	8.332(c)	06/20/31	175	175,437
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.846(c)	03/03/28	225	207,956

See Notes to Financial Statements.

PGIM Fixed Income ETFs 125

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)

Whatabrands LLC,
Term B Loan, 1 Month SOFR + 2.750%	7.997%(c)	08/03/28	348	$348,283
White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	8.497(c)	10/19/29	250	248,219

				2,084,520

Semiconductors 0.6%

Allegro Microsystems, Inc. (Japan),
Amendment No 2 Term Loan, 1 Month SOFR + 2.250%^	7.497(c)	10/31/30	250	250,625
Natel Engineering Co., Inc.,
Initial Term Loan, 1 Month SOFR + 6.364%^	11.611(c)	04/30/26	147	125,208
Ultra Clean Holdings, Inc.,
Term Loan First Lien, 1 Month SOFR + 3.500%	8.747(c)	02/27/28	75	74,811

				450,644

Shipbuilding 0.2%

LSF11 Trinity Bidco, Inc.,
2024 Term B Loan, 1 Month SOFR + 3.500%^	8.811	06/14/30	146	145,644

Software 4.9%

Applovin Corp.,
2030 Initial Term Loan, 1 Month SOFR + 2.500%	7.747(c)	08/16/30	199	198,938
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	8.497(c)	02/15/29	424	420,439
Boxer Parent Company, Inc.,
2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	9.005(c)	07/30/31	197	196,530
Camelot US Acquisition LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	7.997(c)	01/31/31	175	174,562
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%	9.097(c)	10/08/28	210	204,767
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.592(c)	05/01/31	299	299,094
Dun & Bradstreet Corp.,
Incremental Term B-2, 1 Month SOFR + 2.750%	8.026(c)	01/18/29	125	124,824

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)
Evertec Group LLC (Puerto Rico),
Term B Loan, 1 Month SOFR + 3.250%^	8.497%(c)	10/30/30	135	$136,013
Genesys Cloud Services,
2024 Incremental Dollar Term Loan, 1 Month SOFR + 3.864%	9.111(c)	12/01/27	124	124,930
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%	8.747(c)	12/01/27	25	24,961
Instructure Holdings, Inc.,
Initial Term Loan, 3 Month SOFR + 3.012%	8.074(c)	10/30/28	224	224,415
Playtika Ltd.,
Term B-1 Loan, 1 Month SOFR + 2.864%	8.111(c)	03/13/28	149	148,542
Polaris Newco LLC,
First Lien Dollar Term Loan, 3 Month SOFR + 4.262%	9.514(c)	06/02/28	131	130,070
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.600%	8.847(c)	10/02/28	221	210,195
Renaissance Holding Corp.,
Covenant-Lite First-Lien Term Loan, 1 Month SOFR + 4.250%	9.497(c)	04/05/30	199	198,515
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.642(c)	07/14/28	121	95,262
SS&C Technologies Holdings, Inc.,
Term B-8 Loan, 1 Month SOFR + 2.000%	7.247(c)	05/09/31	160	160,216
VS Buyer LLC,
2024 Refinancing Initial Term Loan, 1 Month SOFR + 3.250%	8.587(c)	04/12/31	125	124,844
Webpros Investments Sarl (Luxembourg),
2024 Term Loan, 1 Month SOFR + 4.000%	9.247(c)	03/28/31	50	49,937
Weld North Education LLC,
2024 Term Loan, 1 Month SOFR + 3.500%	8.747(c)	12/21/29	125	124,754
Zelis Cost Management Buyer, Inc.,
Term B-2 Loan, 1 Month SOFR + 2.750%	7.997(c)	09/28/29	249	249,583

				3,621,391

Technology 0.0%

Aventiv Technologies,
Term Loan^	— (p)	07/31/25	6	6,308

See Notes to Financial Statements.

PGIM Fixed Income ETFs 127

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications 3.5%

Aventiv Technologies,
Second Lien Term Loan, 3 Month SOFR + 9.312%	14.499%(c)	11/01/25	10	$1,353
Second-Out Term Loan, 3 Month SOFR + 7.762%	13.096(c)	07/31/25	5	4,661
Super Priority First Lien Third Out Term Loan, 3 Month SOFR + 5.352%	10.686(c)	07/31/25	101	75,022
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.335(c)	12/17/27	181	180,964
CommScope, Inc.,
Initial Term Loan, 1 Month SOFR + 3.364%	8.611(c)	04/06/26	158	149,636
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.747(c)	09/27/29	176	171,335
Crown Subsea Communications Holding, Inc.,
2024 Term Loan, 3 Month SOFR + 4.000%	9.252(c)	01/30/31	150	151,031
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/25/27	133	130,269
Gogo Intermediate Holdings LLC,
Initial Term Loan, 1 Month SOFR + 3.864%	9.111(c)	04/30/28	250	248,348
Iridium Satellite LLC,
Term B-4 Loan, 1 Month SOFR + 2.250%	7.497(c)	09/20/30	141	140,782
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.838(c)	04/15/29	165	165,804
Term B-2, 1 Month SOFR + 6.560%	11.838(c)	04/15/30	165	165,715
Lorca Co.,
Facility B4 Loan, 3 Month SOFR + 3.500%	8.835(c)	03/25/31	125	124,376
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.250%	14.629(c)	10/18/27	4	200
Initial Term Loan, 3 Month SOFR + 6.540%	11.819(c)	10/18/27	22	12,451
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.079(c)	10/18/27	50	3,973
Orbcomm, Inc.,
Closing Date Term Loan, 1 Month SOFR + 4.364%	9.611(c)	09/01/28	97	81,984
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	10.854(c)	08/01/29	236	218,963
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.747(c)	03/02/29	218	203,191

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month SOFR + 4.000%	9.571%(c)	10/02/28(d)	419	$73,588
Initial Term Loan - Second Lien, 1 Month SOFR + 7.000%	12.564(c)	10/01/29(d)	25	438
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 3.000%	8.361(c)	03/09/27	105	96,753
Zegona Holdco Ltd.,
Term Loan	— (p)	07/31/29	175	173,578

				2,574,415

Textiles 0.8%

ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.235(c)	12/12/25	645	631,841

Transportation 0.8%

First Student Bidco, Inc.,
Term B Loan, 3 Month SOFR + 3.100%	8.435(c)	07/21/28	161	161,393
Kenan Advantage Group,Inc. (The),
Term B-4 Loan, 1 Month SOFR + 3.250%	8.497(c)	01/25/29	25	24,750
Pods LLC,
Term Loan, 3 Month SOFR + 3.262%	8.514(c)	03/31/28	123	113,984
Savage Enterprises LLC,
Term B Loan, 1 Month SOFR + 3.000%	8.247(c)	09/15/28	300	300,812

				600,939

TOTAL FLOATING RATE AND OTHER LOANS (cost $53,332,491)				52,773,463

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.9%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.849(c)	05/25/33	119	120,616
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.698(c)	03/29/27	264	266,131

See Notes to Financial Statements.

PGIM Fixed Income ETFs 129

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.448%	09/27/28	300	$300,000

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $683,476)				686,747

			Shares

COMMON STOCKS 0.1%

Health Care Providers & Services 0.0%

Sound Inpatient Physicians, Inc. (Class A Stock)*^			7,940	1
Sound Inpatient Physicians, Inc. (Class A2 Stock)*^			355	352

				353

IT Services 0.1%

ConvergeOne Holdings, Inc.			3,151	69,322

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $11,205; purchased 01/29/24)*^(f)			9,237	23,000

TOTAL COMMON STOCKS
(cost $42,430)				92,675

PREFERRED STOCK 0.0%

Wireless Telecommunication Services

Digicel International Finance Ltd. (Jamaica) (original cost $5,920; purchased 01/26/24 - 01/29/24)*^(f) (cost $5,920)			981	10,498

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Units	Value

WARRANTS* 0.0%

Entertainment

Falcon’s Beyond Global, Inc., expiring 12/31/79 (cost $0)	2,501	$—

TOTAL LONG-TERM INVESTMENTS
(cost $74,082,641)		74,016,705

	Shares

SHORT-TERM INVESTMENT 3.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $2,385,641)(wb)	2,385,641	2,385,641

TOTAL INVESTMENTS 102.3%
(cost $76,468,282)		76,402,346
Liabilities in excess of other assets(z) (2.3)%		(1,699,816)

NET ASSETS 100.0%		$74,702,530

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,615,761 and 6.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $357,676. The aggregate value of $384,693 is 0.5% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 131

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Unfunded loan commitments outstanding at August 31, 2024:

	Principal
	Amount	Current	Unrealized	Unrealized
Borrower	(000)#	Value	Appreciation	Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $22,500)	23	$22,331	$—	$(169)
Ryan LLC, Delayed Draw Term Loan, 3.500%, Maturity Date 11/14/30 (cost $13,333)	13	13,358	25	—
Tank Holding Corp., Delayed Draw Term Commitment, 1 Month SOFR + 6.100%, 1.000%, Maturity Date 03/31/28 (cost $11,550)	12	11,435	—	(115)
The Action Environmental Group, Inc., 2024-1 Incremental Delayed Draw Term Loan, 1.000%, Maturity Date 10/24/30 (cost $14,286)	14	14,375	89	—

		$61,499	$114	$(284)

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	20 Year U.S. Treasury Bonds	Dec. 2024	$123,125	$(1,087)

Short Positions:
20	2 Year U.S. Treasury Notes	Dec. 2024	4,150,938	4,394
33	5 Year U.S. Treasury Notes	Dec. 2024	3,610,148	11,327
8	10 Year U.S. Treasury Notes	Dec. 2024	908,500	5,351
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	131,937	2,819

				23,891

				$22,804

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 09/03/24	BOA	EUR	240	$268,151	$265,493	$—	$(2,658)

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 09/03/24	BOA	EUR	240	$260,949	$265,493	$—	$(4,544)
Expiring 10/02/24	BOA	EUR	240	268,510	265,847	2,663	—

				$529,459	$531,340	2,663	(4,544)

						$2,663	$(7,202)

Credit default swap agreements outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	3,325	3.215%	$199,894	$271,537	$71,643
CDX.NA.IG.42.V1	06/20/29	1.000	%(Q)	5,425	0.493%	109,211	131,286	22,075

						$309,105	$402,823	$93,718

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 133

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreement outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	12/20/24	1,490	$(956)	$—	$(956)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	12/20/24	100	116	—	116
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	12/20/24	750	(2,144)	(30)	(2,114)
Invesco Senior Loan ETF(T)	1 Day SOFR +25bps(T)/ 5.570%	BNP	09/06/24	111	572	—	572

					$(2,412)	$(30)	$(2,382)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(30)	$688	$(3,070)

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$530,000	$—
JPS	150,000	—

Total	$680,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$7,230,465	$—
Corporate Bonds	—	13,222,838	19
Floating Rate and Other Loans	—	48,191,572	4,581,891
Residential Mortgage-Backed Securities	—	686,747	—
Common Stocks	—	69,322	23,353
Preferred Stock	—	—	10,498
Warrants	—	—	—**
Short-Term Investment
Affiliated Mutual Fund	2,385,641	—	—

Total	$2,385,641	$69,400,944	$4,615,761

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$114	$—
Futures Contracts	23,891	—	—
OTC Forward Foreign Currency Exchange Contract	—	2,663	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 135

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreements	$—	$93,718	$—
OTC Total Return Swap Agreements	—	688	—

Total	$23,891	$97,183	$—

Liabilities
Unfunded Loan Commitments	$—	$(284)	$—
Futures Contracts	(1,087)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(7,202)	—
OTC Total Return Swap Agreements	—	(3,100)	—

Total	$(1,087)	$(10,586)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/23	$—	$2,747,739	$—	$—
Realized gain (loss)	137	38,124	—	707
Change in unrealized appreciation (depreciation)	(65)	(90,802)	12,141	4,578
Purchases/Exchanges/Issuances	251	5,351,626	11,212	25,890
Sales/Paydowns	(290)	(4,576,121)	—	(20,677)
Accrued discount/premium	(14)	25,897	—	—
Transfers into Level 3*	—	1,428,119	—	—
Transfers out of Level 3*	—	(342,691)	—	—

Balance as of 08/31/24	$19	$4,581,891	$23,353	$10,498

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(65)	$(58,361)	$12,141	$4,578

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$19	Market	Recovery Value	Recovery Rate	0.00% - 48.00%
Floating Rate and Other Loans	32,548	Market	Enterprise Value	EBITDA Multiple	5.0x
Common Stocks	23,000	Market	Enterprise Value	EBITDA Multiple	4.0x
Common Stocks	353	Market	Enterprise Value	Recovery Rate	0.00% - 0.99%
Preferred Stocks	10,498	Market	Enterprise Value	Recovery Rate	10.70%

	$66,418

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2024, the aggregate value of these securities and/or derivatives was $4,549,343. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

Banks	14.8%
Collateralized Loan Obligations	9.7
Commercial Services	7.4
Software	4.9
Telecommunications	4.0
Entertainment	3.3
Computers	3.2
Affiliated Mutual Fund	3.2
Chemicals	3.1
Building Materials	3.1
Insurance	3.0
Retail	2.9
Healthcare-Services	2.5
Environmental Control	2.2

Media	2.2%
Diversified Financial Services	2.2
Machinery-Diversified	2.0
Leisure Time	1.9
Pipelines	1.9
Electric	1.9
Auto Parts & Equipment	1.8
Engineering & Construction	1.3
Packaging & Containers	1.2
Airlines	1.1
Real Estate Investment Trusts (REITs)	1.1
Metal Fabricate/Hardware	1.0
Aerospace & Defense	1.0
Beverages	1.0

See Notes to Financial Statements.

PGIM Fixed Income ETFs 137

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Distribution/Wholesale	1.0%
Residential Mortgage-Backed Securities	0.9
Textiles	0.8
Holding Companies-Diversified	0.8
Transportation	0.8
Electronics	0.8
Real Estate	0.8
Pharmaceuticals	0.7
Semiconductors	0.6
Home Furnishings	0.5
Miscellaneous Manufacturing	0.5
Healthcare-Products	0.5
Hand/Machine Tools	0.4
Foods	0.4
Internet	0.4
Oil & Gas	0.4
Agriculture	0.4
Investment Companies	0.4
Housewares	0.4
Mining	0.3
Private Equity	0.3

Machinery-Construction & Mining	0.2%
Shipbuilding	0.2
Household Products/Wares	0.2
Healthcare	0.2
Advertising	0.1
Auto Manufacturers	0.1
Lodging	0.1
IT Services	0.1
Home Builders	0.1
Wireless Telecommunication Services	0.0	*
Technology	0.0	*
Health Care Providers & Services	0.0	*

	102.3
Liabilities in excess of other assets	(2.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$93,718	*	—	$—

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$2,663		Unrealized depreciation on OTC forward foreign currency exchange contracts	$7,202
Interest rate contracts	Due from/to broker-variation margin futures	23,891	*	Due from/to broker-variation margin futures	1,087	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	30
Interest rate contracts	Unrealized appreciation on OTC swap agreements	688		Unrealized depreciation on OTC swap agreements	3,070

		$120,960			$11,389

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$543,399
Foreign exchange contracts	—	1,086	—
Interest rate contracts	(145,449)	—	23,836

Total	$(145,449)	$1,086	$567,235

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(74,489)
Foreign exchange contracts	—	(4,539)	—
Interest rate contracts	50,695	—	(2,382)

Total	$50,695	$(4,539)	$(76,871)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 139

PGIM Floating Rate Income ETF

Schedule of Investments (continued)

as of August 31, 2024

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 268,000
Futures Contracts - Short Positions (1)	7,000,496
Forward Foreign Currency Exchange Contracts - Purchased (2)	210,243
Forward Foreign Currency Exchange Contracts - Sold (2)	417,132
Credit Default Swap Agreements - Sell Protection (1)	8,029,200
Total Return Swap Agreements (1)	534,466

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$688	$(3,100)	$(2,412)	$—	$(2,412)
BOA	2,663	(7,202)	(4,539)	—	(4,539)

	$3,351	$(10,302)	$(6,951)	$—	$(6,951)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $74,082,641)	$74,016,705
Affiliated investments (cost $2,385,641)	2,385,641
Foreign currency, at value (cost $3,622)	3,675
Receivable for investments sold	20,649,371
Deposit with broker for centrally cleared/exchange-traded derivatives	680,000
Dividends and interest receivable	498,166
Due from broker—variation margin futures	13,016
Due from broker—variation margin swaps	5,001
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,663
Unrealized appreciation on OTC swap agreements	688
Unrealized appreciation on unfunded loan commitment	114

Total Assets	98,255,040

Liabilities

Payable for investments purchased	23,453,287
Management fee payable	44,714
Payable to custodian	43,923
Unrealized depreciation on OTC forward foreign currency exchange contracts	7,202
Unrealized depreciation on OTC swap agreements	3,070
Unrealized depreciation on unfunded loan commitments	284
Premiums received for OTC swap agreements	30

Total Liabilities	23,552,510

Net Assets	$74,702,530

Net assets were comprised of:
Common stock, at par	$1,475
Paid-in capital in excess of par	73,933,246
Total distributable earnings (loss)	767,809

Net assets, August 31, 2024	$74,702,530

Net asset value, offering price and redemption price per share.
($74,702,530 ÷ 1,475,000 shares of common stock issued and outstanding)	$50.65

See Notes to Financial Statements.

PGIM Fixed Income ETFs 141

PGIM Floating Rate Income ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$5,638,564
Affiliated dividend income	141,477

Total income	5,780,041

Expenses
Management fee	422,754
Less: Fee waiver and/or expense reimbursement	(8,786)

Net expenses	413,968

Net investment income (loss)	5,366,073

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	79,413
Futures transactions	(145,449)
Forward currency contract transactions	1,086
Swap agreement transactions	567,235
Foreign currency transactions	(1,069)

501,216

Net change in unrealized appreciation (depreciation) on:
Investments	(336,630)
Futures	50,695
Forward currency contracts	(4,539)
Swap agreements	(76,871)
Foreign currencies	67
Unfunded loan commitments	269

(367,009)

Net gain (loss) on investment and foreign currency transactions	134,207

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,500,280

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$5,366,073	$4,523,751

Net realized gain (loss) on investment and foreign currency transactions	501,216	74,933

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(367,009)	672,747

Net increase (decrease) in net assets resulting from operations	5,500,280	5,271,431

Dividends and Distributions

Distributions from distributable earnings	(5,796,639)	(4,140,051)

Fund share transactions

Net proceeds from shares sold (625,000 and 675,000 shares, respectively)	31,576,567	33,359,380

Cost of shares purchased (500,000 and 0 shares, respectively)	(24,896,018)	—

Net increase (decrease) in net assets from Fund share transactions	6,680,549	33,359,380

Total increase (decrease)	6,384,190	34,490,760

Net Assets:

Beginning of year	68,318,340	33,827,580

End of year	$74,702,530	$68,318,340

See Notes to Financial Statements.

PGIM Fixed Income ETFs 143

PGIM Floating Rate Income ETF

Financial Highlights

	Year Ended August 31,			May 17, 2022(a) through August 31, 2022
	2024	2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.61	$50.11		$50.00
Income (loss) from investment operations:
Net investment income (loss)	4.61	4.27		0.62
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.46	0.16		(0.18)
Total from investment operations	5.07	4.43		0.44
Less Dividends and Distributions:
Dividends from net investment income	(5.01)	(3.88)		(0.33)
Distributions from net realized gains	(0.02)	(0.05)		-
Total dividends and distributions	(5.03)	(3.93)		(0.33)
Net asset value, end of period	$50.65	$50.61		$50.11
Total Return(c):	10.62%	9.32%		0.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,703	$68,318		$33,828
Average net assets (000)	$58,719	$52,571		$26,460
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70%	0.72%		0.72	%(e)
Expenses before waivers and/or expense reimbursement	0.72%	0.72%		0.72	%(e)
Net investment income (loss)	9.14%	8.61%		4.32	%(e)
Portfolio turnover rate(f)	131%	59	%(g)	9%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate has been revised to correct for an immaterial adjustment to the previously issued financial statements. The portfolio turnover rate previously reported was 182%.

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.6%

MUNICIPAL BONDS 90.9%

Alabama 4.2%

Black Belt Energy Gas Dist. Rev.,
Gas Proj., Series D-1, Rfdg. (Mandatory put date 02/01/29)	5.500%(cc)	06/01/49	1,000	$1,079,415

California 2.8%

Los Angeles Dept. Arpts. Rev.,
Sr. Rev., Series A, AMT	5.000	05/15/26	715	724,324

District of Columbia 8.1%

Dist. of Columbia,
Series D, GO	5.000	06/01/41	965	994,618
Metropolitan Washington Arpt. Auth. Avtn. Rev.,
Series A, Rfdg., AMT	5.250	10/01/46	1,000	1,084,165

				2,078,783

Florida 7.0%

Capital Tr. Agcy. Rev.,
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.158(t)	07/01/61	6,500	487,323
Florida Dev. Fin. Corp. Rev.,
River City Science Academy Proj., Series B, Rfdg.	5.000	07/01/31	330	347,358
Vlg. CDD No. 13,
2021 Spl. Assmt., Phase III	3.250	05/01/52	1,200	961,252

				1,795,933

Georgia 2.6%

Municipal Elec. Auth. of Georgia Rev.,
Plant Vogtle Unis 3&4 Proj. M Bonds, Series A	5.000	01/01/28	625	664,618

Illinois 8.1%

Illinois Fin. Auth. Rev.,
The Carle Foundation, Series A, Rfdg.	5.000	08/15/25	1,000	1,019,950
Illinois St. Toll Hwy. Auth. Rev.,
Toll Hwy., Sr. Rev., Series B	5.000	01/01/45	1,000	1,059,197

				2,079,147

See Notes to Financial Statements.

PGIM Fixed Income ETFs 145

PGIM Municipal Income Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky 8.1%

Kentucky Asset Liability Commn. Rev.,
Series B, Rfdg., AMT	5.000%	09/01/25	450	$460,272
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,000	1,094,899
Series B, Rfdg.	5.000	08/01/25	500	506,416

				2,061,587

Missouri 3.8%

Missouri Joint Muni. Elec. Util. Commn. Rev.,
Iatan 2 Proj., Series A, Rfdg.	5.000	12/01/35	525	529,507
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
Lutheran Sr. Svcs. Proj., Series C, Rfdg.	4.000	02/01/48	485	433,919

				963,426

New Hampshire 3.9%

New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	1,000	1,000,958

New Jersey 2.6%

New Jersey Econ. Dev. Auth. Rev.,
Series RRR, Rfdg.	5.000	03/01/26	655	678,718

New York 3.9%

New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,050	988,855

Ohio 1.9%

Ohio Air Qlty. Dev. Auth. Rev.,
AMG Vanadium Proj., AMT, 144A	5.000	07/01/49	500	493,643

Oklahoma 4.0%

Oklahoma Tpke. Auth. Rev.,
Series A	5.000	01/01/42	1,000	1,014,738

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oregon 2.6%

Port of Portland Arpt. Rev.,
Series 24B, AMT	5.000%	07/01/37	650	$663,262

Puerto Rico 1.6%

Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	4.000	07/01/40	400	401,885

Texas 2.4%

New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Cardinal Bay Inc., Vlg. on the Park Carriage Inn Proj., Series A-1	4.000	07/01/26	180	158,162
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	500	464,864

				623,026

Utah 4.2%

Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	1,000	1,064,369

Wisconsin 19.1%

Pub. Fin. Auth. Rev.,
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	1,000	1,130,646
Ku Campus Dev. Corp. Proj.	5.000	03/01/46	1,000	1,013,151
Rans Elevon Proj., 144A	5.000	07/15/30	800	822,893
Signorelli Proj., 144A	5.375	12/15/32	875	876,723
The Meadows Proj., 144A	5.750	12/15/33	1,000	1,030,898

				4,874,311

TOTAL MUNICIPAL BONDS (cost $22,870,625)				23,250,998

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 6.7%
iShares National Muni Bond ETF			7,445	801,603

See Notes to Financial Statements.

PGIM Fixed Income ETFs 147

PGIM Municipal Income Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (Continued)
Vanguard Tax-Exempt Bond Index ETF	18,000	$911,880

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,703,150)		1,713,483

TOTAL LONG-TERM INVESTMENTS (cost $24,573,775)		24,964,481

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $124,550)(wb)	124,550	124,550

TOTAL INVESTMENTS 98.1% (cost $24,698,325)		25,089,031
Other assets in excess of liabilities(z) 1.9%		487,206

NET ASSETS 100.0%		$25,576,237

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(t)	Represents zero coupon. Rate quoted represents effective yield at August 31, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	$923,563	$20,802

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$230,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$1,079,415	$—
California	—	724,324	—
District of Columbia	—	2,078,783	—
Florida	—	1,795,933	—
Georgia	—	664,618	—
Illinois	—	2,079,147	—
Kentucky	—	2,061,587	—
Missouri	—	963,426	—
New Hampshire	—	1,000,958	—
New Jersey	—	678,718	—
New York	—	988,855	—
Ohio	—	493,643	—
Oklahoma	—	1,014,738	—
Oregon	—	663,262	—
Puerto Rico	—	401,885	—
Texas	—	623,026	—
Utah	—	1,064,369	—
Wisconsin	—	4,874,311	—
Unaffiliated Exchange-Traded Funds	1,713,483	—	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 149

PGIM Municipal Income Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$124,550	$—	$—

Total	$1,838,033	$23,250,998	$—

Other Financial Instruments*
Assets
Futures Contracts	$20,802	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Transportation	19.6%
Special Tax/Assessment District	18.3
Healthcare	18.3
Pre-pay Gas	10.5
Education	7.2
Unaffiliated Exchange-Traded Funds	6.7
Power	4.7
General Obligation	3.9
Development	3.9

Lease Backed Certificate of Participation	2.6%
Corporate Backed IDB & PCR	1.9
Affiliated Mutual Fund	0.5

98.1
Other assets in excess of liabilities	1.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (continued)

as of August 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$20,802	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(35,926)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$20,802

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 151

PGIM Municipal Income Opportunities ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $24,573,775)	$24,964,481
Affiliated investments (cost $124,550)	124,550
Cash	7,001
Dividends and interest receivable	248,381
Deposit with broker for centrally cleared/exchange-traded derivatives	230,000
Due from broker—variation margin futures	7,219

Total Assets	25,581,632

Liabilities

Management fee payable	5,395

Net Assets	$25,576,237

Net assets were comprised of:
Common stock, at par	$500
Paid-in capital in excess of par	25,074,500
Total distributable earnings (loss)	501,237

Net assets, August 31, 2024	$25,576,237

Net asset value, offering price and redemption price per share.
($25,576,237 ÷ 500,000 shares of common stock issued and outstanding)	$51.15

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Statement of Operations

For the Period June 14, 2024* through August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$229,683
Affiliated dividend income	20,208
Unaffiliated dividend income	9,663

Total income	259,554

Expenses
Management fee	13,485

Net investment income (loss)	246,069

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(12,064)
Futures transactions	(35,926)

(47,990)

Net change in unrealized appreciation (depreciation) on:
Investments	390,706
Futures	20,802

411,508

Net gain (loss) on investment transactions	363,518

Net Increase (Decrease) In Net Assets Resulting From Operations	$609,587

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 153

PGIM Municipal Income Opportunities ETF

Statement of Changes in Net Assets

June 14, 2024* through August 31, 2024
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$246,069

Net realized gain (loss) on investment transactions	(47,990)

Net change in unrealized appreciation (depreciation) on investments	411,508

Net increase (decrease) in net assets resulting from operations	609,587

Dividends and Distributions

Distributions from distributable earnings	(108,350)

Fund share transactions

Net proceeds from shares sold (500,000 shares)	25,075,000

Total increase (decrease)	25,576,237

Net Assets:

Beginning of period	—

End of period	$25,576,237

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Financial Highlights

	June 14, 2024(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.49
Net realized and unrealized gain (loss) on investment transactions	0.88
Total from investment operations	1.37
Less Dividends and Distributions:
Dividends from net investment income	(0.22)
Net asset value, end of period	$51.15
Total Return(c):	2.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,576
Average net assets (000)	$25,311
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.25	%(e)
Expenses before waivers and/or expense reimbursement	0.25	%(e)
Net investment income (loss)	4.56	%(e)
Portfolio turnover rate(f)	28%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 155

PGIM Short Duration High Yield ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 92.1%

ASSET-BACKED SECURITIES 2.5%

Collateralized Loan Obligations

Ares CLO Ltd. (Cayman Islands),
Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.436%(c)	10/17/30	201	$201,742
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.579(c)	10/26/31	242	241,581
Voya CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.432(c)	10/20/31	216	215,542

TOTAL ASSET-BACKED SECURITIES (cost $658,662)				658,865

CORPORATE BONDS 81.5%

Advertising 0.3%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A
	5.125	08/15/27	75	73,279

Aerospace & Defense 0.6%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	49,875
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	107	108,873

				158,748

Airlines 1.4%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	131	130,578
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	150	146,517
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	100	93,750

				370,845

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.6%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875%	05/15/26	75	$74,523
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	75	74,900

				149,423

Auto Manufacturers 0.3%

PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
	9.500	10/01/28	70	71,774

Auto Parts & Equipment 2.4%

American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	50	50,281
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	150	151,500
Sr. Sec’d. Notes, 144A	6.250	05/15/26	125	123,829
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	75	74,307
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	10	10,266
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	200	186,683
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	50	48,876

				645,742

Banks 1.0%

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	75	74,044
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	125	125,726
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	75	78,375

				278,145

See Notes to Financial Statements.

PGIM Fixed Income ETFs 157

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 1.6%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000%	03/01/30	10	$9,709
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	75	75,805
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	100	97,074
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	250	246,603

				429,191

Chemicals 0.8%

Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	175	174,884
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	50	48,966

				223,850

Coal 0.3%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
	13.125	05/01/28	73	74,643

Commercial Services 2.7%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	24,577
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	30	27,230
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	150	146,809
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	150	145,819
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	50	48,830
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	125	124,128
Gtd. Notes, 144A	6.625	06/15/29	15	15,431
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	50	39,241

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500%	05/15/29	75	$72,272
Service Corp. International,
Sr. Unsec’d. Notes	4.625	12/15/27	25	24,549
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	50	49,291

				718,177

Computers 1.3%

Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	20	20,771
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	75	71,931
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	100	110,256
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	125	123,323
Gtd. Notes, 144A	5.125	04/15/29	25	24,542

				350,823

Distribution/Wholesale 0.6%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	125	115,786
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	50	51,375

				167,161

Diversified Financial Services 5.6%

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	7.000	01/15/26	25	25,016
Gtd. Notes, 144A	9.750	03/15/29	50	53,981
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	65	66,548
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	10	10,325
Gtd. Notes, 144A	8.000	02/15/27	100	104,000

See Notes to Financial Statements.

PGIM Fixed Income ETFs 159

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375%	05/01/26	150	$146,063
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	25	21,178
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	25	23,247
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,166
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	50	52,842
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	50	49,150
Gtd. Notes, 144A	6.000	01/15/27	175	174,743
Gtd. Notes, 144A	6.500	08/01/29	15	15,115
Navient Corp.,
Sr. Unsec’d. Notes	5.000	03/15/27	25	24,494
Sr. Unsec’d. Notes	6.750	06/25/25	100	100,334
Sr. Unsec’d. Notes	6.750	06/15/26	100	101,758
OneMain Finance Corp.,
Gtd. Notes	7.125	03/15/26	150	152,820
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	200	199,196
PRA Group, Inc.,
Gtd. Notes, 144A	8.875	01/31/30	15	15,517
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	150	142,775

				1,484,268

Electric 3.2%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	150	149,196
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	48,843
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	150,121
Gtd. Notes, 144A	5.250	06/15/29	50	49,535
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	100	98,982

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.500%	09/01/26	175	$174,856
Gtd. Notes, 144A	5.625	02/15/27	175	174,762

				846,295

Electrical Components & Equipment 0.5%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	6.500	12/31/27	125	126,159
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,415

				141,574

Engineering & Construction 0.2%

AECOM,
Gtd. Notes
	5.125	03/15/27	50	50,029

Entertainment 2.9%

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	7.000	02/15/30	125	129,603
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	149,899
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	10	10,380
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	200	201,750
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	100	95,302
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	175	171,775

				758,709

Environmental Control 0.2%

GFL Environmental, Inc.,
Gtd. Notes, 144A
	4.000	08/01/28	50	47,500

See Notes to Financial Statements.

PGIM Fixed Income ETFs 161

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 1.2%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875%	02/15/28	25	$24,951
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A	8.000	09/15/28	240	249,450
Post Holdings, Inc.,
Gtd. Notes, 144A	5.625	01/15/28	50	49,856

				324,257

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
	5.500	05/20/25	44	43,853

Healthcare-Products 0.4%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A
	3.875	04/01/29	110	104,030

Healthcare-Services 1.9%

HCA, Inc.,
Gtd. Notes	7.050	12/01/27	125	133,279
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	200	195,275
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	75	54,718
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	20	20,151
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	06/15/28	100	97,810

				501,233

Home Builders 5.3%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	50	50,400
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	225	223,671

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250%	09/15/27	200	$199,000
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	175	170,598
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A	8.875	04/01/29	70	72,393
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	75	73,561
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	225	221,906
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	75	73,202
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	25	26,276
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	125	126,619
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	175	174,238

				1,411,864

Housewares 0.3%

Scotts Miracle-Gro Co. (The),
Gtd. Notes
	4.500	10/15/29	75	71,069

Insurance 0.1%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
	8.250	02/01/29	25	25,707

Internet 1.5%

Cogent Communications Group LLC,
Sr. Sec’d. Notes, 144A	3.500	05/01/26	50	48,434

See Notes to Financial Statements.

PGIM Fixed Income ETFs 163

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000%	04/15/25	225	$224,027
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	125	124,306

				396,767

Iron/Steel 0.5%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	75	75,823
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	52,938

				128,761

Leisure Time 5.3%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	150	150,000
Gtd. Notes, 144A	7.625	03/01/26	150	151,561
Sr. Sec’d. Notes, 144A	4.000	08/01/28	25	23,813
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	75	77,824
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	125	124,185
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	200	199,187
Sr. Sec’d. Notes, 144A	5.875	02/15/27	200	199,750
Sr. Sec’d. Notes, 144A	8.125	01/15/29	50	53,514
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	75	74,344
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes	7.500	10/15/27	25	26,563
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	100	100,291
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	175	174,760
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	50	50,562

				1,406,354

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 3.7%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.875%	04/01/29	20	$20,370
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.500	08/18/26	50	48,549
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	123,248
Gtd. Notes	5.500	04/15/27	200	200,025
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	50	48,035
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	175	174,635
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	100	99,332
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	275	262,075

				976,269

Machinery-Diversified 0.3%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
	11.500	09/01/28	75	78,044

Media 4.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	75	73,594
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	225	224,400
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	11,407
Gtd. Notes	5.875	11/15/24	275	266,019
Gtd. Notes	7.375	07/01/28	25	12,841
Gtd. Notes	7.750	07/01/26	25	16,901
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	125	127,035
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	25	24,431
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	275	217,812
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	25	13,753

See Notes to Financial Statements.

PGIM Fixed Income ETFs 165

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125%	02/15/27	75	$63,890
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	200	197,976

				1,250,059

Mining 2.0%

Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	50	50,846
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	175	172,375
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	75	75,656
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	250	240,649

				539,526

Miscellaneous Manufacturing 0.5%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	75	74,793
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	65	68,102

				142,895

Oil & Gas 5.4%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	100	101,338
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	100,381
Gtd. Notes, 144A	9.000	11/01/27	25	30,541
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	75	77,248
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $49,557; purchased 12/14/23)(f)	5.500	02/01/26	50	49,972
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	150	150,237

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375%	07/01/28	75	$79,217
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	75	79,367
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	100	101,920
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	50	49,682
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29	15	15,461
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	200	202,172
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875	07/15/27	150	149,250
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	20	20,331
Southwestern Energy Co.,
Gtd. Notes	5.375	03/15/30	65	64,465
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	15	15,634
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	6.000	04/15/27	75	75,206
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29	30	30,300
Gtd. Notes, 144A	8.500	05/15/31	5	5,076
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	50	52,154

				1,449,952

Packaging & Containers 3.0%

Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	30	29,631
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	125	122,656
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/26	100	99,503
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	100	98,764

See Notes to Financial Statements.

PGIM Fixed Income ETFs 167

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875%	04/15/27	175	$180,981
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	25	23,883
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	50	50,892
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	175	191,998

				798,308

Pharmaceuticals 2.3%

AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	175	173,522
Bausch Health Cos., Inc.,
Gtd. Notes, 144A (original cost $23,250; purchased 08/02/24)(f)	9.000	12/15/25	25	22,563
Sr. Sec’d. Notes, 144A (original cost $354,375; purchased 05/21/24)(f)	5.750	08/15/27	450	353,250
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	75	70,686

				620,021

Pipelines 3.0%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	195	194,810
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	20	20,810
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	125	128,225
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	75	75,698
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	50	53,346
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	75	73,792
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	25	23,214

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28	75	$72,386
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	15	15,313
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	25	25,589
Sr. Sec’d. Notes, 144A	9.500	02/01/29	50	56,346
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.100	02/01/25	50	49,465

				788,994

Real Estate 0.6%

Howard Hughes Corp. (The),
Gtd. Notes, 144A
	5.375	08/01/28	175	170,334

Real Estate Investment Trusts (REITs) 2.3%

Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	88	88,121
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	25	17,067
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,262
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	75	73,449
Gtd. Notes, 144A	6.500	04/01/32	20	20,587
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	175	169,428
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	50	48,584
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	50	51,371
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	125	123,245

				602,114

See Notes to Financial Statements.

PGIM Fixed Income ETFs 169

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail 2.3%

Brinker International, Inc.,
Gtd. Notes, 144A	5.000%	10/01/24		75	$74,940
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		181	187,813
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		50	47,636
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		50	46,414
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		75	76,529
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		50	49,763
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28		100	99,039
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26		20	19,960

					602,094

Software 2.1%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26		400	390,837
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875	07/01/28		50	47,652
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27		125	124,933

					563,422

Telecommunications 5.7%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	200	216,880
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	10/01/26		200	197,662
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.875	10/15/27		225	224,145

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500%	10/15/26	200	$200,760
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29	75	59,545
Sr. Sec’d. Notes, 144A	10.500	04/15/29	200	215,230
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	200	198,285
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	200	208,706

				1,521,213

Transportation 0.4%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	55	56,958
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	50	51,109

				108,067

TOTAL CORPORATE BONDS (cost $21,660,546)				21,665,383

FLOATING RATE AND OTHER LOANS 2.7%

Auto Parts & Equipment 0.3%

First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	10.514(c)	03/30/27	75	73,747

Chemicals 0.1%

Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.102(c)	06/28/28	50	46,831

See Notes to Financial Statements.

PGIM Fixed Income ETFs 171

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services 0.2%

Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%	7.120%(c)	08/11/25	24	$23,544
Kingpin Intermediate Holdings LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.747(c)	02/08/28	35	34,628

				58,172

Insurance 1.0%

Acrisure LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 3.250%	8.594(c)	11/06/30	150	148,687
Asurion LLC,
New B-8 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	12/23/26	125	124,054

				272,741

Media 0.5%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	10.301(c)	10/31/27	99	88,053
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.837(c)	01/18/28	25	23,828
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	09/25/26	25	19,949

				131,830

Retail 0.3%

White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	8.497(c)	10/19/29	75	74,466

Software 0.3%

Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.592(c)	05/01/31	75	74,742

TOTAL FLOATING RATE AND OTHER LOANS (cost $744,151)				732,529

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION 5.0%
U.S. Treasury Notes
(cost $1,308,740)	4.875%	05/31/26	1,300	$1,318,332

			Shares

COMMON STOCK 0.4%

Gas Utilities

Ferrellgas Partners LP (Class B Stock)^ (cost $114,114)			546	111,881

PREFERRED STOCK 0.0%

Electronic Equipment, Instruments & Components

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $6,060)			6	6,000

TOTAL LONG-TERM INVESTMENTS
(cost $24,492,273)				24,492,990

SHORT-TERM INVESTMENT 3.8%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%)
(cost $995,994)(wb)			995,994	995,994

TOTAL INVESTMENTS 95.9%
(cost $25,488,267)				25,488,984
Other assets in excess of liabilities(z) 4.1%				1,097,641

NET ASSETS 100.0%				$26,586,625

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $117,881 and 0.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $427,182. The aggregate value of $425,785 is 1.6% of net assets.

(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 173

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	2 Year U.S. Treasury Notes	Dec. 2024	$1,037,734	$(487)

Short Positions:
15	5 Year U.S. Treasury Notes	Dec. 2024	1,640,977	4,810
2	10 Year U.S. Treasury Notes	Dec. 2024	227,125	1,217

				6,027

				$5,540

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 09/03/24	BOA	EUR	194	$216,258	$214,115	$—	$(2,143)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 09/03/24	BOA	EUR	194	$210,450	$214,115	$—	$(3,665)
Expiring 10/02/24	BOA	EUR	194	216,548	214,401	2,147	—

				$426,998	$428,516	2,147	(3,665)

						$2,147	$(5,808)

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Credit default swap agreement outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	965	3.215%	$57,661	$78,807	$21,146

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 175

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Interest rate swap agreements outstanding at August 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,965	02/06/26	4.263%(A)	1 Day SOFR(2)(A)/ 5.320%	$—	$(4,649)	$(4,649)
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/ 5.320%	—	116	116

				$—	$(4,533)	$(4,533)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	JPM	12/20/24	100	$(530)	$50	$(580)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	03/20/25	530	(2,145)	(97)	(2,048)

					$(2,675)	$(47)	$(2,628)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$50	$(97)	$—	$(2,628)

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$248,000	$—
JPS	603,640	—

Total	$851,640	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$658,865	$—
Corporate Bonds	—	21,665,383	—
Floating Rate and Other Loans	—	732,529	—
U.S. Treasury Obligation	—	1,318,332	—
Common Stock	—	—	111,881
Preferred Stock	—	—	6,000
Short-Term Investment
Affiliated Mutual Fund	995,994	—	—

Total	$995,994	$24,375,109	$117,881

Other Financial Instruments*
Assets
Futures Contracts	$6,027	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	2,147	—
Centrally Cleared Credit Default Swap Agreement	—	21,146	—
Centrally Cleared Interest Rate Swap Agreement	—	116	—

Total	$6,027	$23,409	$—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 177

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(487)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(5,808)	—
Centrally Cleared Interest Rate Swap Agreement	—	(4,649)	—
OTC Total Return Swap Agreements	—	(2,675)	—

Total	$(487)	$(13,132)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Telecommunications	5.7%
Diversified Financial Services	5.6
Oil & Gas	5.4
Home Builders	5.3
Leisure Time	5.3
Media	5.2
U.S. Treasury Obligation	5.0
Affiliated Mutual Fund	3.8
Lodging	3.7
Electric	3.2
Packaging & Containers	3.0
Pipelines	3.0
Commercial Services	2.9
Entertainment	2.9
Auto Parts & Equipment	2.7
Retail	2.6
Collateralized Loan Obligations	2.5
Software	2.4
Pharmaceuticals	2.3
Real Estate Investment Trusts (REITs)	2.3
Mining	2.0
Healthcare-Services	1.9
Building Materials	1.6
Internet	1.5
Airlines	1.4
Computers	1.3
Foods	1.2

Insurance	1.1%
Banks	1.0
Chemicals	0.9
Real Estate	0.6
Distribution/Wholesale	0.6
Aerospace & Defense	0.6
Apparel	0.6
Miscellaneous Manufacturing	0.5
Electrical Components & Equipment	0.5
Iron/Steel	0.5
Gas Utilities	0.4
Transportation	0.4
Healthcare-Products	0.4
Machinery-Diversified	0.3
Coal	0.3
Advertising	0.3
Auto Manufacturers	0.3
Housewares	0.3
Engineering & Construction	0.2
Environmental Control	0.2
Gas	0.2

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Electronic Equipment, Instruments & Components	0.0	*%

	95.9
Other assets in excess of liabilities	4.1

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$21,146	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,147		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,808
Interest rate contracts	Due from/to broker-variation margin futures	6,027	*	Due from/to broker-variation margin futures	487	*
Interest rate contracts	Due from/to broker-variation margin swaps	116	*	Due from/to broker-variation margin swaps	4,649	*
Interest rate contracts	Premiums paid for OTC swap agreements	50		Premiums received for OTC swap agreements	97
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	2,628

		$29,486			$13,669

See Notes to Financial Statements.

PGIM Fixed Income ETFs 179

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(33,582)
Foreign exchange contracts	—	802	—
Interest rate contracts	39,577	—	7,607

Total	$39,577	$802	$(25,975)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$21,146
Foreign exchange contracts	—	(3,661)	—
Interest rate contracts	5,540	—	(7,161)

Total	$5,540	$(3,661)	$13,985

For the period ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,026,667
Futures Contracts - Short Positions (1)	2,750,102
Forward Foreign Currency Exchange Contracts - Purchased (2)	106,993
Forward Foreign Currency Exchange Contracts - Sold (2)	212,240
Interest Rate Swap Agreements (1)	3,295,000
Credit Default Swap Agreements - Buy Protection (1)	631,233
Credit Default Swap Agreements - Sell Protection (1)	321,667
Total Return Swap Agreements (1)	210,000

*	Average volume is based on average quarter end balances for the period ended August 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (continued)

as of August 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$2,147	$(5,808)	$(3,661)	$—	$(3,661)
JPM	50	(580)	(530)	—	(530)
MSI	—	(2,145)	(2,145)	—	(2,145)

	$2,197	$(8,533)	$(6,336)	$—	$(6,336)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 181

PGIM Short Duration High Yield ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $24,492,273)	$24,492,990
Affiliated investments (cost $995,994)	995,994
Foreign currency, at value (cost $2,477)	2,513
Deposit with broker for centrally cleared/exchange-traded derivatives	851,640
Receivable for investments sold	374,578
Interest receivable	374,501
Due from broker—variation margin swaps	33,905
Due from broker—variation margin futures	2,813
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,147
Premiums paid for OTC swap agreements	50

Total Assets	27,131,131

Liabilities

Payable for investments purchased	525,909
Management fee payable	10,064
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,808
Unrealized depreciation on OTC swap agreements	2,628
Premiums received for OTC swap agreements	97

Total Liabilities	544,506

Net Assets	$26,586,625

Net assets were comprised of:
Common stock, at par	$525
Paid-in capital in excess of par	26,368,982
Total distributable earnings (loss)	217,118

Net assets, August 31, 2024	$26,586,625

Net asset value, offering price and redemption price per share.
($26,586,625 ÷ 525,000 shares of common stock issued and outstanding)	$50.64

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Statement of Operations

For the Period December 14, 2023* through August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$1,570,173
Affiliated dividend income	41,102

Total income	1,611,275

Expenses
Management fee	81,360
Miscellaneous	3,274

Total expenses	84,634
Less: Fee waiver and/or expense reimbursement	(5,535)

Net expenses	79,099

Net investment income (loss)	1,532,176

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(57,818)
Futures transactions	39,577
Forward currency contract transactions	802
Swap agreement transactions	(25,975)
Foreign currency transactions	107

(43,307)

Net change in unrealized appreciation (depreciation) on:
Investments	717
Futures	5,540
Forward currency contracts	(3,661)
Swap agreements	13,985
Foreign currencies	41

16,622

Net gain (loss) on investment and foreign currency transactions	(26,685)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,505,491

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 183

PGIM Short Duration High Yield ETF

Statement of Changes in Net Assets

December 14, 2023* through August 31, 2024
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$1,532,176

Net realized gain (loss) on investment and foreign currency transactions	(43,307)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,622

Net increase (decrease) in net assets resulting from operations	1,505,491

Dividends and Distributions

Distributions from distributable earnings	(1,291,648)

Fund share transactions

Net proceeds from shares sold (525,000 shares)	26,372,782

Total increase (decrease)	26,586,625

Net Assets:

Beginning of period	—

End of period	$26,586,625

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Financial Highlights

	December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	3.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16	(c)
Total from investment operations	3.20
Less Dividends and Distributions:
Dividends from net investment income	(2.56)
Net asset value, end of period	$50.64
Total Return(d):	6.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,587
Average net assets (000)	$25,353
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.44	%(f)
Expenses before waivers and/or expense reimbursement	0.47	%(f)
Net investment income (loss)	8.47	%(f)
Portfolio turnover rate(g)	52%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 185

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.8%

ASSET-BACKED SECURITIES 20.6%

Automobiles 0.3%

Avis Budget Rental Car Funding AESOP LLC,
Series 2024-01A, Class A, 144A	5.360%	06/20/30		100	$101,960

Collateralized Loan Obligations 19.9%

AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	12/02/34		250	250,653
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.549(c)	06/15/34	EUR	250	274,942
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.741(c)	01/19/35		250	250,000
Barings Euro CLO DAC (Ireland),
Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.645(c)	04/15/36	EUR	250	275,119
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.332(c)	10/20/35		250	251,422
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.734(c)	07/20/34		250	250,813
BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.235(c)	01/15/33	EUR	250	275,785
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	07/20/34		250	250,319
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.544(c)	04/20/31		119	119,080
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	6.892(c)	04/20/37		250	251,360
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841(c)	04/20/37		250	251,251

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.722%(c)	10/20/31		198	$198,200
HPS Loan Management Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.685(c)	01/23/35		250	250,532
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	10/20/34		250	250,945
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.667(c)	07/17/34		290	289,864
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.342(c)	05/15/37	EUR	250	277,547
Mountain View CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.301(c)	09/14/36		250	253,506
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.603(c)	04/15/34		250	250,202
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A1RR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	7.039(c)	09/16/31		250	251,365
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.713(c)	07/15/34		250	249,174
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.618(c)	02/14/34		250	250,285
PPM CLO Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.741(c)	10/18/34		250	249,548
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.875(c)	04/17/37		250	251,267
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.574(c)	04/20/31		168	168,267

See Notes to Financial Statements.

PGIM Fixed Income ETFs 187

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.814%(c)	04/20/33		250	$250,046

Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624(c)	01/20/32		218	218,579

Trinitas CLO Ltd. (Cayman Islands),
Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.812(c)	07/20/35		250	250,772

Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525(c)	04/15/37	EUR	250	277,896

					6,888,739

Home Equity Loans 0.4%
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.053(c)	03/25/54		70	70,913
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.451(c)	05/25/54		65	65,532

					136,445

TOTAL ASSET-BACKED SECURITIES (cost $7,030,567)					7,127,144

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.3%
BANK,
Series 2023-BNK46, Class A21	6.950(cc)	08/15/56		200	210,115
Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675(cc)	12/15/56		200	213,946
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72		300	270,538
Series 2022-B33, Class A1	2.306	03/15/55		296	285,456
Series 2024-V05, Class A3	5.805	01/10/57		100	103,753
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56		150	158,152
Series 2023-C06, Class A2	6.868(cc)	09/15/56		200	213,621

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)
as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BMO Mortgage Trust, (cont’d.)
Series 2023-C06, Class XB, IO	0.347%(cc)	09/15/56	6,200	$92,974
Series 2024-05C05, Class A3	5.857	02/15/57	100	104,142
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.427(c)	03/15/41	100	99,500
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	7.477(c)	07/15/29	100	99,344
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.957(c)	09/15/38	50	50,125
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	242	232,525
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	250	247,732
Series 2016-COR01, Class A4	3.091	10/10/49	250	239,187
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.847(cc)	06/10/39	100	100,792
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/29	100	100,349
GS Mortgage Securities Trust,
Series 2019-GC40, Class A2	2.971	07/10/52	6	5,812
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A5	4.029	03/10/52	250	234,735
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.927(c)	06/15/26	50	49,141
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A4	3.249	02/15/48	300	297,656
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	250	244,490
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	273	260,201

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,784,498)				3,914,286

CORPORATE BONDS 30.7%

Aerospace & Defense 0.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	150	143,788

See Notes to Financial Statements.

PGIM Fixed Income ETFs 189

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.298%	05/01/29	45	$46,993
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	61	61,305

				252,086

Agriculture 0.8%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	115	105,767
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/13/29	150	152,558

				258,325

Airlines 0.3%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	75	74,116
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	25	24,420

				98,536

Apparel 0.1%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	25	24,841

Auto Manufacturers 1.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	6.800	05/12/28	200	209,840
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	180	171,735
Sr. Unsec’d. Notes	5.400	05/08/27	15	15,270
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	81,818

				478,663

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.1%

Dana, Inc.,
Sr. Unsec’d. Notes	5.625%	06/15/28	25	$24,664

Banks 9.5%

Bank of America Corp.,
Sr. Unsec’d. Notes	5.202(ff)	04/25/29	315	321,669
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	200	202,941
BNP Paribas SA (France),
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	200	203,214
Citigroup, Inc.,
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	190	193,619
Sub. Notes	4.450	09/29/27	195	193,934
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	81,434
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	150	155,683
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	21,047
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	131,428
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	180	181,183
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,498
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	70,812
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	513,261
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	17,907
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	309,254
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	85	85,415
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,800
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	127,643
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	30	30,835

See Notes to Financial Statements.

PGIM Fixed Income ETFs 191

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

U.S. Bancorp, (cont’d.)
Sr. Unsec’d. Notes	5.850%(ff)	10/21/33	45	$47,265
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	90	91,852
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	258,215

				3,269,909

Building Materials 0.1%

JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	25	24,268
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	24,358

				48,626

Chemicals 0.3%

CF Industries, Inc.,
Gtd. Notes, 144A	4.500	12/01/26	110	109,274

Commercial Services 0.3%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50	50,058
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	25	24,415
ERAC USA Finance LLC,
Gtd. Notes, 144A	5.000	02/15/29	40	41,010

				115,483

Computers 0.2%

Leidos, Inc.,
Gtd. Notes	3.625	05/15/25	80	79,032

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875%	12/15/28	50	$46,314

Diversified Financial Services 0.5%

American Express Co.,
Sr. Unsec’d. Notes	6.338(ff)	10/30/26	65	66,112
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,454
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,946
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	25	24,963
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	25	23,027

				182,502

Electric 2.2%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	30	30,225
American Electric Power Co., Inc.,
Jr. Sub. Notes	5.699	08/15/25	75	75,478
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	47,766
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	60,215
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	5.749	09/01/25	130	131,059
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,040
Southern California Edison Co.,
First Mortgage	4.875	02/01/27	100	100,974
First Mortgage	4.900	06/01/26	125	125,607
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	51,687
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	23,949

See Notes to Financial Statements.

PGIM Fixed Income ETFs 193

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.000%	07/31/27		50	$49,491
Gtd. Notes, 144A	6.875	04/15/32		10	10,401

					756,892

Engineering & Construction 0.8%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28		65	68,730
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		5	5,168
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	195,000

					268,898

Entertainment 0.7%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		75	70,917
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	24,539
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27		160	153,284

					248,740

Foods 0.5%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28		25	25,318
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		7	6,933
Gtd. Notes	5.250	09/15/27		25	23,679
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	100	118,617

					174,547

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875%	08/20/26	25	$24,734
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29	40	40,965

				65,699

Healthcare-Services 0.5%

CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	100	101,919
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	50	48,819
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	25	23,921

				174,659

Home Builders 0.4%

Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	25	25,552
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	25	24,520
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	25	24,656
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	25	25,324
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	25	24,891

				124,943

Leisure Time 0.2%

NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	50	49,797
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	25	24,966

				74,763

See Notes to Financial Statements.

PGIM Fixed Income ETFs 195

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.3%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750%	01/30/27	75	$76,477
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.450	09/15/26	30	30,532

				107,009

Machinery-Diversified 0.1%

Nordson Corp.,
Sr. Unsec’d. Notes	5.600	09/15/28	10	10,364
Otis Worldwide Corp.,
Sr. Unsec’d. Notes	5.250	08/16/28	35	36,015

				46,379

Media 1.1%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	49,062
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	90	79,533
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	55	56,557
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	77,792
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	11,407
Gtd. Notes	7.375	07/01/28	25	12,841
Gtd. Notes	7.750	07/01/26	25	16,901
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	25	25,407
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	50	49,494

				378,994

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mining 0.3%

Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	5.300%	03/15/26		75	$75,699
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		25	24,065

					99,764

Oil & Gas 2.4%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		150	153,987
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		16	15,760
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $24,632; purchased 07/19/23)(f)	5.500	02/01/26		25	24,986
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		25	25,480
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		30	28,533
Sr. Sec’d. Notes, 144A	5.375	03/30/28		26	23,465
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		25	24,781
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/28		90	92,647
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875	07/15/27		50	49,750
Petrobras Global Finance BV (Brazil),
Gtd. Notes, EMTN	6.250	12/14/26	GBP	100	131,534
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	100	107,120
Gtd. Notes	6.875	10/16/25		30	29,972
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	102,825

					810,840

Packaging & Containers 0.3%

Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	5.800	06/15/31		50	51,579

See Notes to Financial Statements.

PGIM Fixed Income ETFs 197

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	10/15/28	25	$23,798
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	25	25,446

				100,823

Pipelines 2.3%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28	50	50,067
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	15	15,764
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	70	70,282
Sr. Unsec’d. Notes	6.100	12/01/28	40	42,175
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	160	153,106
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	100	99,850
Gtd. Notes	5.650	11/01/28	35	36,358
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	125	126,968
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.650	07/01/26	130	129,301
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	70	70,691

				794,562

Real Estate Investment Trusts (REITs) 1.9%

American Tower Corp.,
Sr. Unsec’d. Notes	3.600	01/15/28	70	67,726
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	95	92,884
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	90	90,415
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	23	23,032

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.250%	06/01/25		65	$64,882
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28		75	75,563
Sr. Unsec’d. Notes	4.750	02/15/29		160	161,473
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		25	24,054
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		75	67,832

					667,861

Retail 0.7%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		25	23,875
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	117,467
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	4.750	06/25/29		65	66,403
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		25	24,882

					232,627

Software 0.2%

Fiserv, Inc.,
Sr. Unsec’d. Notes
	5.375	08/21/28		60	61,980

Telecommunications 1.0%

Rogers Communications, Inc. (Canada),
Gtd. Notes	5.000	02/15/29		130	131,294
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27		115	112,878
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	100	116,177

					360,349

See Notes to Financial Statements.

PGIM Fixed Income ETFs 199

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
	5.750%	05/24/26		75	$76,064

TOTAL CORPORATE BONDS (cost $10,395,311)					10,614,648

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.3%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.449(c)	03/25/42		100	104,185
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.148(c)	06/25/42		100	112,231
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.748(c)	12/25/42		78	80,171
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.749(c)	02/25/42		100	102,404
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.849(c)	05/25/33		382	385,972

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $772,736)					784,963

SOVEREIGN BONDS 1.5%

Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		200	197,670
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	100	113,303
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	107,276
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	107,276

TOTAL SOVEREIGN BONDS (cost $518,324)					525,525

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 9.3%
Federal Home Loan Mortgage Corp.	2.500%	04/01/51	41	$35,064
Federal Home Loan Mortgage Corp.	3.000	07/01/46	80	73,542
Federal Home Loan Mortgage Corp.	3.000	02/01/52	103	91,291
Federal Home Loan Mortgage Corp.	3.500	10/01/45	208	195,157
Federal Home Loan Mortgage Corp.	3.500	09/01/46	463	435,762
Federal Home Loan Mortgage Corp.	5.500	08/01/52	78	79,198
Federal Home Loan Mortgage Corp.	5.500	10/01/52	135	135,705
Federal Home Loan Mortgage Corp.	5.500	11/01/52	236	238,002
Federal Home Loan Mortgage Corp.	5.500	12/01/52	70	70,407
Federal Home Loan Mortgage Corp.	6.000	04/01/53	244	248,499
Federal National Mortgage Assoc.	1.500	03/01/36	171	151,243
Federal National Mortgage Assoc.	2.000	11/01/50	181	148,661
Federal National Mortgage Assoc.	2.500	09/01/50	176	151,268
Federal National Mortgage Assoc.	2.500	06/01/51	192	165,366
Federal National Mortgage Assoc.	2.500	10/01/51	252	215,976
Federal National Mortgage Assoc.	3.000	10/01/44	245	224,275
Federal National Mortgage Assoc.	4.000	06/01/52	259	245,577
Federal National Mortgage Assoc.	4.500	06/01/52	245	238,575
Federal National Mortgage Assoc.	5.500	10/01/52	64	65,046

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,097,262)				3,208,614

U.S. TREASURY OBLIGATIONS 22.1%
U.S. Treasury Notes	0.250	09/30/25	1,600	1,531,875
U.S. Treasury Notes	0.750	04/30/26	1,740	1,648,650
U.S. Treasury Notes	0.750	05/31/26	525	496,371
U.S. Treasury Notes	1.250	12/31/26	420	395,915
U.S. Treasury Notes	4.250	12/31/25	550	550,301
U.S. Treasury Notes(k)	4.625	06/30/25	3,010	3,012,587

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,603,260)				7,635,699

TOTAL LONG-TERM INVESTMENTS (cost $33,201,958)				33,810,879

See Notes to Financial Statements.

PGIM Fixed Income ETFs 201

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $293,415)(wb)	293,415	$293,415

TOTAL INVESTMENTS 98.7% (cost $33,495,373)		34,104,294
Other assets in excess of liabilities(z) 1.3%		454,481

NET ASSETS 100.0%		$34,558,775

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $24,632. The aggregate value of $24,986 is 0.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
68	2 Year U.S. Treasury Notes	Dec. 2024	$14,113,188	$(4,567)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	131,938	(2,108)

				(6,675)

Short Positions:
2	3 Month CME SOFR	Dec. 2024	475,413	484
2	3 Month CME SOFR	Mar. 2025	478,725	171
2	3 Month CME SOFR	Jun. 2025	481,225	(4)
2	5 Year Euro-Bobl	Dec. 2024	262,997	341
31	5 Year U.S. Treasury Notes	Dec. 2024	3,391,352	10,517
1	10 Year U.K. Gilt	Dec. 2024	129,623	555

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Futures contracts outstanding at August 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
6	10 Year U.S. Treasury Notes	Dec. 2024	$681,375	$3,893
5	10 Year U.S. Ultra Treasury Notes	Dec. 2024	587,188	4,610
4	20 Year U.S. Treasury Bonds	Dec. 2024	492,500	4,346
1	Euro Schatz Index	Dec. 2024	117,891	(6)

				24,907

				$18,232

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	MSI	GBP	284	$374,506	$372,644	$—	$(1,862)
Euro,
Expiring 09/03/24	BOA	EUR	1,868	2,086,344	2,065,665	—	(20,679)

				$2,460,850	$2,438,309	—	(22,541)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	BOA	GBP	181	$232,753	$237,456	$—	$(4,703)
Expiring 09/03/24	BOA	GBP	103	134,115	135,189	—	(1,074)
Expiring 10/02/24	MSI	GBP	284	374,606	372,742	1,864	—
Euro,
Expiring 09/03/24	BOA	EUR	1,868	2,030,307	2,065,664	—	(35,357)
Expiring 10/02/24	BOA	EUR	1,868	2,089,141	2,068,424	20,717	—
Expiring 10/02/24	BOA	EUR	18	19,658	19,640	18	—

				$4,880,580	$4,899,115	22,599	(41,134)

						$22,599	$(63,675)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 203

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Credit default swap agreements outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	60	$(340)	$62	$(402)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	20	(113)	25	(138)	BARC

					$(453)	$87	$(540)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleous Mexicanos	09/20/24	1.000%(Q)		30	1.440%	$53	$(9)	$62	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	60	0.088%	336	(43)	379	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	20	0.088%	112	(18)	130	BARC

						$501	$(70)	$571

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	310	3.215%	$18,614	$25,317	$6,703
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	1,390	0.493%	23,509	33,639	10,130

					$42,123	$58,956	$16,833

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at August 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
4,330	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.320%	$—	$13,006	$13,006
3,170	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 5.320%	313	2,067	1,754
2,220	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(11,627)	(11,627)
2,220	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(24,994)	(24,994)
180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	23	(2,163)	(2,186)
2,890	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.320%	970	58,701	57,731
1,800	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.320%	(1,800)	(57,526)	(55,726)
60	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.320%	27,057	23,386	(3,671)

				$26,563	$850	$(25,713)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$87	$(70)	$571	$(540)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 205

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$ —	$203,174
JPS	220,000	—

Total	$220,000	$203,174

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$101,960	$—
Collateralized Loan Obligations	—	6,888,739	—
Home Equity Loans.	—	136,445	—
Commercial Mortgage-Backed Securities	—	3,914,286	—
Corporate Bonds	—	10,614,648	—
Residential Mortgage-Backed Securities	—	784,963	—
Sovereign Bonds	—	525,525	—
U.S. Government Agency Obligations	—	3,208,614	—
U.S. Treasury Obligations	—	7,635,699	—
Short-Term Investment
Affiliated Mutual Fund	293,415	—	—

Total	$293,415	$33,810,879	$—

Other Financial Instruments*
Assets
Futures Contracts	$24,917	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	22,599	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreements	$—	$16,833	$—
OTC Credit Default Swap Agreements	—	501	—
Centrally Cleared Interest Rate Swap Agreements	—	72,491	—

Total	$24,917	$112,424	$—

Liabilities
Futures Contracts	$(6,685)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(63,675)	—
OTC Credit Default Swap Agreements.	—	(453)	—
Centrally Cleared Interest Rate Swap Agreements	—	(98,204)	—

Total	$(6,685)	$(162,332)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

U.S. Treasury Obligations	22.1%
Collateralized Loan Obligations	19.9
Commercial Mortgage-Backed Securities	11.3
Banks	9.5
U.S. Government Agency Obligations	9.3
Oil & Gas	2.4
Pipelines	2.3
Residential Mortgage-Backed Securities	2.3
Electric	2.2
Real Estate Investment Trusts (REITs)	1.9
Sovereign Bonds	1.5
Auto Manufacturers	1.4
Media	1.1
Telecommunications	1.0
Affiliated Mutual Fund	0.9
Engineering & Construction	0.8
Agriculture	0.8
Aerospace & Defense	0.7
Entertainment	0.7
Retail	0.7

Diversified Financial Services	0.5%
Healthcare-Services	0.5
Foods	0.5
Home Equity Loans	0.4
Home Builders	0.4
Commercial Services	0.3
Chemicals	0.3
Lodging	0.3
Automobiles	0.3
Packaging & Containers	0.3
Mining	0.3
Airlines	0.3
Computers	0.2
Trucking & Leasing	0.2
Leisure Time	0.2
Gas	0.2
Software	0.2
Building Materials	0.1
Machinery-Diversified	0.1
Distribution/Wholesale	0.1

See Notes to Financial Statements.

PGIM Fixed Income ETFs 207

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Apparel	0.1%
Auto Parts & Equipment	0.1

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$16,833	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	87		Premiums received for OTC swap agreements	70

Credit contracts	Unrealized appreciation on OTC swap agreements	571		Unrealized depreciation on OTC swap agreements	540

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	22,599		Unrealized depreciation on OTC forward foreign currency exchange contracts	63,675

Interest rate contracts	Due from/to broker-variation margin futures	24,917	*	Due from/to broker-variation margin futures	6,685	*

Interest rate contracts	Due from/to broker-variation margin swaps	72,491	*	Due from/to broker-variation margin swaps	98,204	*

		$137,498			$169,174

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$44,436
Foreign exchange contracts	—	—	72,563	—
Interest rate contracts	39	(109,121)	—	4,909

Total	$39	$(109,121)	$72,563	$49,345

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$14,982
Foreign exchange contracts	—	(73,315)	—
Interest rate contracts	38,115	—	(25,636)

Total	$38,115	$(73,315)	$(10,654)

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 39,000
Futures Contracts - Long Positions (1)	17,085,462
Futures Contracts - Short Positions (1)	6,837,639
Forward Foreign Currency Exchange Contracts - Purchased (2)	1,483,582
Forward Foreign Currency Exchange Contracts - Sold (2)	3,206,997
Interest Rate Swap Agreements (1)	10,962,000
Credit Default Swap Agreements - Buy Protection (1)	17,686
Credit Default Swap Agreements - Sell Protection (1)	978,486

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 209

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$596	$(601)	$(5)	$—	$(5)
BOA	20,735	(61,813)	(41,078)	—	(41,078)
CITI	62	(9)	53	—	53
MSI	1,864	(1,862)	2	—	2

	$23,257	$(64,285)	$(41,028)	$—	$(41,028)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $33,201,958)	$33,810,879
Affiliated investments (cost $293,415)	293,415
Foreign currency, at value (cost $6,876)	6,986
Dividends and interest receivable	276,756
Deposit with broker for centrally cleared/exchange-traded derivatives	220,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	22,599
Due from broker—variation margin swaps	2,097
Tax reclaim receivable	705
Unrealized appreciation on OTC swap agreements	571
Due from broker—variation margin futures	560
Premiums paid for OTC swap agreements	87

Total Assets	34,634,655

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	63,675
Management fee payable	11,595
Unrealized depreciation on OTC swap agreements	540
Premiums received for OTC swap agreements	70

Total Liabilities	75,880

Net Assets	$34,558,775

Net assets were comprised of:
Common stock, at par	$675
Paid-in capital in excess of par	33,932,973
Total distributable earnings (loss)	625,127

Net assets, August 31, 2024	$34,558,775

Net asset value, offering price and redemption price per share.
($34,558,775 ÷ 675,000 shares of common stock issued and outstanding)	$51.20

See Notes to Financial Statements.

PGIM Fixed Income ETFs 211

PGIM Short Duration Multi-Sector Bond ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income (net of $158 foreign withholding tax)	$1,812,169
Affiliated dividend income	23,857

Total income	1,836,026

Expenses
Management fee	125,482
Less: Fee waiver and/or expense reimbursement	(5,894)

Net expenses	119,588

Net investment income (loss)	1,716,438

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	20,144
Futures transactions	(109,121)
Forward currency contract transactions	72,563
Options written transactions	39
Swap agreement transactions	49,345
Foreign currency transactions	(31,151)

1,819

Net change in unrealized appreciation (depreciation) on:
Investments	678,157
Futures	38,115
Forward currency contracts	(73,315)
Swap agreements	(10,654)
Foreign currencies	1,137

633,440

Net gain (loss) on investment and foreign currency transactions	635,259

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,351,697

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2024	July 19, 2023* through August 31, 2023
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$1,716,438	$162,369

Net realized gain (loss) on investment and foreign currency transactions	1,819	3,367

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	633,440	(55,496)

Net increase (decrease) in net assets resulting from operations	2,351,697	110,240

Dividends and Distributions

Distributions from distributable earnings	(1,836,810)	—

Fund share transactions

Net proceeds from shares sold (200,000 and 500,000 shares, respectively)	10,108,810	25,087,500

Cost of shares purchased (25,000 and 0 shares, respectively)	(1,262,662)	—

Net increase (decrease) in net assets from Fund share transactions	8,846,148	25,087,500

Total increase (decrease)	9,361,035	25,197,740

Net Assets:

Beginning of period	25,197,740	—

End of period	$34,558,775	$25,197,740

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 213

PGIM Short Duration Multi-Sector Bond ETF

Financial Highlights

	Year Ended August 31, 2024	July 19, 2023(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.40	$50.00
Income (loss) from investment operations:
Net investment income (loss)	2.76	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.10	0.08	(c)
Total from investment operations	3.86	0.40
Less Dividends and Distributions:
Dividends from net investment income	(2.99)	-
Distributions from net realized gains	(0.07)	-
Total dividends and distributions	(3.06)	-
Net asset value, end of period	$51.20	$50.40
Total Return(d):	7.97%	0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,559	$25,198
Average net assets (000)	$31,387	$25,087
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.38%	0.40	%(f)
Expenses before waivers and/or expense reimbursement	0.40%	0.40	%(f)
Net investment income (loss)	5.47%	5.49	%(f)
Portfolio turnover rate(g)	71%	78%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 100.5%

ASSET-BACKED SECURITIES 21.2%

Automobiles 0.2%

Avis Budget Rental Car Funding AESOP LLC,
Series 2024-01A, Class A, 144A	5.360%	06/20/30		200	$203,919

Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A	5.580	08/15/35		100	101,001

OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	204,427
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	102,119

					611,466

Collateralized Loan Obligations 19.7%

AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	12/02/34		1,000	1,002,613

AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.549(c)	06/15/34	EUR	750	824,825

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.629(c)	07/15/37		1,250	1,250,220
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.672(c)	04/20/35		500	499,301

Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.279(c)	04/26/35		750	751,341

Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	07/20/32		494	494,377

Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.337(c)	07/20/37		1,500	1,501,648

Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.630(c)	06/22/34	EUR	1,750	1,927,683

Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.035(c)	04/15/35	EUR	250	272,430

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.599(c)	04/18/35		250	250,250

See Notes to Financial Statements.

PGIM Fixed Income ETFs 215

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714%(c)	01/20/35	500	$501,069

Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.554(c)	10/20/31	234	233,763

Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37	2,000	2,013,735

Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.715(c)	01/25/35	750	749,547
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.433(c)	05/17/31	382	382,166

Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.577(c)	01/17/32	435	435,263

BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.691(c)	04/19/34	1,000	1,000,600

Canyon Capital CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	6.616(c)	04/15/35	292	291,778

Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.547(c)	04/30/31	158	157,801

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.517(c)	04/17/31	130	130,221

Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37	1,000	1,002,600

Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.646(c)	10/25/33	750	750,503

Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.622(c)	04/20/35	250	249,732

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Crown City CLO (Cayman Islands), (cont’d.)
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	6.892%(c)	04/20/37		1,000	$1,005,442

Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.667(c)	01/17/34		500	500,248

CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.388(c)	05/22/32	EUR	1,227	1,353,605

Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.756(c)	01/25/35		500	499,900
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.902(c)	04/20/37		1,500	1,507,541

Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841(c)	04/20/37		2,000	2,010,004

Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.705(c)	04/25/36		2,000	2,001,857

Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	6.606(c)	10/22/37		1,750	1,750,305

Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.573(c)	04/15/31		135	134,628

Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.569(c)	04/26/31		193	193,039

Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.141(c)	05/24/38	EUR	1,250	1,390,190

HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.684(c)	04/20/34		2,050	2,053,401

ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.576(c)	04/25/31		93	92,715
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.918(c)	01/16/33		246	245,661

See Notes to Financial Statements.

PGIM Fixed Income ETFs 217

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	6.512%(c)	10/20/31		815	$817,544

KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.743(c)	01/15/31		149	149,399
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	07/20/34		500	500,341

Madison Park Euro Funding (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.485(c)	07/15/32	EUR	250	275,236

Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.882(c)	01/22/37		1,000	1,005,730
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.667(c)	07/17/34		250	249,883

Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.342(c)	05/15/37	EUR	1,500	1,665,282

Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.713(c)	07/15/34		1,000	996,697

OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.551(c)	01/15/33		250	250,335

OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.941(c)	04/20/37		2,000	2,013,695

OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.583(c)	04/15/31		141	140,552

Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A2R4, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.962%)	7.088(c)	05/21/34		465	466,468

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.544(c)	10/20/31		156	156,110
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.743(c)	10/15/34		500	501,360

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.875%(c)	04/17/37		1,500	$1,507,605
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	01/20/35		750	751,240

Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.182(c)	01/20/36		1,000	1,008,116

Rockford Tower Europe CLO DAC (Ireland),
Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.805(c)	04/24/37	EUR	1,100	1,218,464

Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	7.094(c)	05/07/31		600	600,735

Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	7.162(c)	01/20/36		1,250	1,250,045

Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.072(c)	01/20/37		1,250	1,256,218

St. Paul’s CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.488(c)	04/22/35	EUR	750	822,365

TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.562(c)	10/20/32		250	250,100

THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	07/20/34		750	749,685

TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.816(c)	04/25/37		1,000	1,004,860

Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.501(c)	07/15/34		750	756,484

Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.972(c)	01/20/35		1,000	1,002,233

See Notes to Financial Statements.

PGIM Fixed Income ETFs 219

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525%(c)	04/15/37	EUR	1,250	$1,389,482

Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.803(c)	04/15/34		250	249,875

Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)	6.714(c)	07/20/32		745	747,007

					55,165,148

Consumer Loans 0.4%

GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59		100	100,759

Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		14	14,381

OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		400	412,900
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	104,286
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	104,700
Series 2024-01A, Class A, 144A	5.790	05/14/41		300	314,496

Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32		100	97,764

					1,149,286

Home Equity Loans 0.3%

BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377	04/25/54		472	480,628

JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.053(c)	03/25/54		88	88,641

Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		85	86,350
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		90	90,639
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		91	91,926

					838,184

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.4%

GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480%	03/20/57	188	$194,193
Series 2024-01GS, Class A, 144A	6.250	06/20/57	293	299,648

Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/29	500	473,654

				967,495

Residential Mortgage-Backed Securities 0.1%

PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075	06/25/64	300	284,814

Student Loan 0.1%

SMB Private Education Loan Trust,
Series 2024-E, Class A1A, 144A	5.090	10/16/56	400	401,342

TOTAL ASSET-BACKED SECURITIES (cost $58,769,136)				59,417,735

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.6%

Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A1, 144A	1.075	10/15/54	270	256,937

BANK,
Series 2020-BN30, Class A3	1.650	12/15/53	1,950	1,633,810
Series 2021-BN35, Class A4	2.031	06/15/64	500	421,380
Series 2021-BN38, Class A4	2.275	12/15/64	250	211,899

Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.733(cc)	02/15/50	8,410	108,193

BANK5,
Series 2023-05YR04, Class A3	6.500	12/15/56	1,039	1,099,152
Series 2024-05YR08, Class A3	5.884	08/15/57	1,200	1,256,767
Series 2024-05YR09, Class A3	5.614	08/15/57	1,300	1,343,610

Barclays Commercial Mortgage Securities Trust,
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.591(c)	10/15/37	300	299,270
Series 2020-C07, Class XB, IO	1.098(cc)	04/15/53	1,019	50,599
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,100	1,176,703
Series 2024-05C27, Class A3	6.014	07/15/57	500	525,748

See Notes to Financial Statements.

PGIM Fixed Income ETFs 221

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust,
Series 2018-B07, Class A3	4.241%	05/15/53	590	$563,910
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	630,314
Series 2021-B28, Class A1	0.597	08/15/54	439	418,991
Series 2023-B40, Class A2	6.930	12/15/56	384	412,468
Series 2023-V02, Class A3	5.812(cc)	05/15/55	500	515,465
Series 2024-V05, Class A3	5.805	01/10/57	500	518,767
Series 2024-V08, Class A3	6.189(cc)	07/15/57	900	950,505
Series 2024-V09, Class A3	5.602	08/15/57	1,250	1,288,210

BFLD Mortgage Trust,
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.829(c)	08/15/26	300	299,250

BMO Mortgage Trust,
Series 2023-C06, Class XB, IO	0.347(cc)	09/15/56	25,500	382,393
Series 2024-05C05, Class A3	5.857	02/15/57	550	572,779

BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	8.271(c)	12/15/38	149	145,360
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.991(c)	08/15/39	500	500,311

BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.427(c)	03/15/41	500	497,500

BXP Trust,
Series 2021-601L, Class A, 144A	2.618	01/15/44	150	124,781

Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4	2.624	11/15/52	150	134,381

CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	1,200	1,146,800

CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.957(c)	09/15/38	200	200,500

Citigroup Commercial Mortgage Trust,
Series 2019-GC43, Class A3	2.782	11/10/52	500	449,369

Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	115	114,513
Series 2014-UBS05, Class A4	3.838	09/10/47	426	425,612
Series 2015-LC21, Class A4	3.708	07/10/48	928	914,950
Series 2017-COR02, Class A3	3.510	09/10/50	373	353,997
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	209,061
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,000	31,610

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953%	09/15/37	250	$222,796
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4	3.766	04/15/51	250	244,341
Series 2019-C16, Class A2	3.067	06/15/52	227	209,880
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.847(cc)	06/10/39	220	221,743
Series 2024-ELM, Class D15, 144A	6.897(cc)	06/10/39	200	201,831
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	9.001(c)	10/15/36	180	175,963
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/29	800	802,791
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205	11/10/50	570	546,381
Series 2018-GS10, Class A4	3.890	07/10/51	125	121,322
Series 2021-GSA03, Class A4	2.369	12/15/54	200	168,621
Series 2021-GSA03, Class XB, IO	0.746(cc)	12/15/54	2,000	78,728
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class ASB	2.051	05/13/53	1,100	1,011,662
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP04, Class A3	3.393	12/15/49	205	199,001
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.927(c)	06/15/26	330	324,328
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	8.052(c)	04/15/38	309	302,524
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5	3.102	11/15/49	1,000	950,763
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	960,437
Series 2019-L02, Class A3	3.806	03/15/52	318	305,249
Series 2020-HR08, Class A3	1.790	07/15/53	365	313,884
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56	500	520,986
NJ Trust,
Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	200	210,369
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.951(c)	03/15/36	120	113,459

See Notes to Financial Statements.

PGIM Fixed Income ETFs 223

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.401%(c)	01/15/36	220	$209,569
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.701(c)	01/15/36	200	186,472
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	487	471,186
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3	2.674	07/15/48	274	264,572
Series 2017-C40, Class A3	3.317	10/15/50	105	100,913
Series 2020-C58, Class A3	1.810	07/15/53	119	103,312

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,418,033)				29,728,948

CORPORATE BONDS 33.9%

Aerospace & Defense 0.5%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	295	300,788
Boeing Co. (The),
Sr. Unsec’d. Notes	3.300	03/01/35	190	150,193
Sr. Unsec’d. Notes	3.900	05/01/49	180	128,295
Sr. Unsec’d. Notes	5.150	05/01/30	420	418,896
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	250	249,375
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	177	177,885

				1,425,432

Agriculture 1.0%

Altria Group, Inc.,
Gtd. Notes	6.875	11/01/33	330	369,632
BAT Capital Corp. (United Kingdom),
Gtd. Notes	5.834	02/20/31	630	659,654
Gtd. Notes	6.343	08/02/30	75	80,435
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	119,119
Gtd. Notes	5.931	02/02/29	25	26,188
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	600	531,874

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125%	02/15/30	450	$462,594
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	5.700	08/15/35	425	434,420

				2,683,916

Airlines 0.3%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	146,719
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	300	296,466
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	140	141,244
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	225	219,776

				804,205

Apparel 0.0%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	50	47,132
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	50	42,680

				89,812

Auto Manufacturers 1.1%

American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN	4.900	01/10/34	520	524,553
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	50	41,722
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.271	01/09/27	400	392,045
Sr. Unsec’d. Notes	7.200	06/10/30	255	274,278
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	181,543
Sr. Unsec’d. Notes	5.800	06/23/28	225	232,447
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	359,369

See Notes to Financial Statements.

PGIM Fixed Income ETFs 225

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Hyundai Capital America, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.300%	03/19/27	290	$294,158
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	5.000	01/11/34	285	286,106
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/05/34	245	246,279
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.250	03/22/29	320	325,411

				3,157,911

Auto Parts & Equipment 0.1%

Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	40	41,067
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	300	280,024

				321,091

Banks 7.2%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	200	205,440
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	400	405,559
Sr. Preferred Notes	5.439	07/15/31	400	411,033
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	675	584,157
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	1,270	1,080,489
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	981,675
Barclays PLC (United Kingdom),
Sub. Notes	7.119(ff)	06/27/34	310	339,959
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	415	395,033
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27	340	319,472
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	208,574
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	207,808

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125%(ff)	08/15/29(oo)	460	$470,359
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	40	38,355
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	891,730
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	520	529,904
Sub. Notes	5.827(ff)	02/13/35	510	524,274
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	716	728,835
Danske Bank A/S (Denmark),
Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	200	202,684
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	310	292,363
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	201	189,568
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	270	284,131
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	51,951
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	724,760
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	170	179,588
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	175	179,459
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	41,993
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	124,362
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	422,573
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,107,546
Sr. Unsec’d. Notes	5.294(ff)	07/22/35	335	343,470
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	755	786,106
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	75	80,308
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	450	402,899
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	95	97,930
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	520	470,712
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	515	430,071
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	970	852,126
Sub. Notes, GMTN	4.350	09/08/26	195	193,925
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	195	184,530
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	500	423,003

See Notes to Financial Statements.

PGIM Fixed Income ETFs 227

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Societe Generale SA (France), (cont’d.)
Sr. Non-Preferred Notes, 144A	6.066%(ff)	01/19/35	400	$413,361
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	45	46,979
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	92,363
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	95	97,644
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	45	47,273
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	140	147,047
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	293,648
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.946(c)	05/12/26	200	201,304
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	128,003
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	685	726,917
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	238,271
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	296,666
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	165,258
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	740	759,903

				20,043,351

Beverages 0.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
	4.900	02/01/46	40	38,350

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes
	5.600	03/02/43	290	296,591

Building Materials 0.5%

CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25	50	50,950
CRH SMW Finance DAC,
Gtd. Notes	5.200	05/21/29	630	647,310
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/29	175	163,507

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Griffon Corp.,
Gtd. Notes	5.750%	03/01/28	23	$22,566
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	25	24,989
Gtd. Notes, 144A	4.875	12/15/27	200	194,147
Masco Corp.,
Sr. Unsec’d. Notes	3.500	11/15/27	230	222,812
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	74,785
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	70,196

				1,471,262

Chemicals 0.4%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	75	65,939
CF Industries, Inc.,
Gtd. Notes	5.150	03/15/34	130	129,501
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.419	11/15/48	260	282,020
FMC Corp.,
Sr. Unsec’d. Notes	5.150	05/18/26	140	140,842
Sr. Unsec’d. Notes	6.375	05/18/53	430	451,003
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	55	55,711
RPM International, Inc.,
Sr. Unsec’d. Notes	2.950	01/15/32	20	17,418

				1,142,434

Commercial Services 0.5%

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	100	90,765
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	125	116,722
Gtd. Notes, 144A	4.625	10/01/27	150	146,809
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	160	156,102
Gtd. Notes, 144A	4.900	05/01/33	355	357,076

See Notes to Financial Statements.

PGIM Fixed Income ETFs 229

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500%	07/15/27	75	$74,477
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	72,272
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	30	29,981
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	50	45,142
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	212	216,324
Washington University (The),
Sr. Unsec’d. Notes	4.349	04/15/2122	80	68,302

				1,373,972

Computers 0.3%

Booz Allen Hamilton, Inc.,
Gtd. Notes	5.950	08/04/33	200	211,701
Leidos, Inc.,
Gtd. Notes	4.375	05/15/30	500	486,689
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	150	143,863
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	87,102

				929,355

Distribution/Wholesale 0.0%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A
	3.875	12/15/28	100	92,629

Diversified Financial Services 0.5%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	52,909
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	112,876
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	120	102,116

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

LFS Topco LLC,
Gtd. Notes, 144A	5.875%	10/15/26	25	$23,247
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	175	178,382
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A	5.297	03/28/34	300	311,438
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.750	11/15/31	150	146,041
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.850	04/15/34	145	151,731
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	7.875	12/15/29	50	53,071
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	208,562

				1,340,373

Electric 1.6%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	225	227,255
Sr. Unsec’d. Notes	5.450	05/15/29	150	155,249
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	175	176,313
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	175	160,471
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	167,999
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	200	192,688
Edison International,
Sr. Unsec’d. Notes	5.250	11/15/28	130	132,291
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29	710	721,046
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	200	200,062
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	400	414,772
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	200	189,626
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	45,928
Gtd. Notes, 144A	3.875	02/15/32	50	44,863

See Notes to Financial Statements.

PGIM Fixed Income ETFs 231

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Pacific Gas & Electric Co.,
First Mortgage	4.500%	07/01/40	110	$95,404
First Mortgage	4.950	07/01/50	15	13,071
PPL Electric Utilities Corp.,
First Mortgage	4.850	02/15/34	185	186,600
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.224	03/15/32	145	133,813
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	120	112,424
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	21,640
First Mortgage	5.300	03/01/28	110	112,844
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	175	176,579
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	675	716,094
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	50	47,898
Gtd. Notes, 144A	6.875	04/15/32	70	72,808

				4,517,738

Engineering & Construction 0.4%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	265	280,206
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29	110	113,708
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	170,875
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	195,000
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	341,750

				1,101,539

Entertainment 0.4%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	75	70,917
Sr. Sec’d. Notes, 144A	6.500	02/15/32	65	66,845
Sr. Sec’d. Notes, 144A	7.000	02/15/30	75	77,762
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	50	49,966

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.500%	02/15/25		200	$200,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		175	166,778
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		50	44,776
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		380	303,988
Gtd. Notes	5.141	03/15/52		155	117,673

					1,098,705

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
	6.750	01/15/31		30	31,200

Foods 0.9%

B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		18	17,828
Gtd. Notes	5.250	09/15/27		50	47,357
Sr. Sec’d. Notes, 144A	8.000	09/15/28		150	155,906
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	270	344,010
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	218	258,584
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A	6.050	01/15/29		205	215,250
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	4.375	02/02/52		300	233,005
Gtd. Notes	5.125	02/01/28		45	45,150
Gtd. Notes, 144A	6.750	03/15/34		205	224,348
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	23,273
Gtd. Notes, 144A	4.375	01/31/32		75	68,970
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		50	44,196
Post Holdings, Inc.,
Gtd. Notes, 144A	6.375	03/01/33		105	105,793

See Notes to Financial Statements.

PGIM Fixed Income ETFs 233

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Post Holdings, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%	09/15/31	75	$69,763
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A	3.000	10/15/30	830	732,470

				2,585,903

Gas 0.0%

Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
	5.050	05/15/52	75	69,583

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	125	118,216
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	25	24,579

				142,795

Healthcare-Services 0.9%

CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	545	555,457
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	150	141,171
Gtd. Notes, 144A	6.875	09/01/32	75	76,739
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	745	692,540
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	75	73,228
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes	4.556	11/01/52	220	210,380
Presbyterian Healthcare Services,
Unsec’d. Notes	4.875	08/01/52	150	147,750
Queen’s Health Systems (The),
Sec’d. Notes	4.810	07/01/52	90	87,282
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	50	47,842
Sr. Sec’d. Notes	6.750	05/15/31	125	129,683

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200%	04/15/63	455	$440,804

				2,602,876

Home Builders 0.4%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	47,440
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	75	76,655
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	75	69,375
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	50	50,470
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	50	48,742
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	147,121
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	04/01/29	50	48,049
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	350	354,532
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28	225	226,177

				1,068,561

Housewares 0.0%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	44,800
Gtd. Notes	4.375	02/01/32	75	67,621

				112,421

Insurance 0.7%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	257,069
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	4.400	04/05/52	100	82,814

See Notes to Financial Statements.

PGIM Fixed Income ETFs 235

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Corebridge Financial, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.750%	01/15/34	450	$469,455
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	103,107
Sr. Unsec’d. Notes	5.625	08/16/32	135	137,532
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	405	423,172
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	165	164,403
Lincoln National Corp.,
Sr. Unsec’d. Notes	5.852	03/15/34	320	334,121
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	85	86,581

				2,058,254

Internet 0.0%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
	5.000	04/15/25	125	124,459

Iron/Steel 0.1%

Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	52,937
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	120	112,165

				165,102

Leisure Time 0.4%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	150	150,000
Gtd. Notes, 144A	6.000	05/01/29	250	250,315
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	95,250
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	25	27,048
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	225	223,532
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	50	49,797

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500%	08/31/26	100	$99,875
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	50	49,932
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	49,375

				995,124

Lodging 0.6%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	170	159,872
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	30,392
Sr. Unsec’d. Notes	5.350	03/15/35	330	333,915
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	540	486,665
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	219,149
Gtd. Notes	6.500	04/15/32	160	161,248
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	200	193,368

				1,584,609

Machinery-Diversified 0.4%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	120	121,888
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,573
CNH Industrial Capital LLC,
Gtd. Notes	5.500	01/12/29	390	403,168
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.700	08/14/33	120	126,518
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	175	182,104
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	140	140,499

				1,026,750

See Notes to Financial Statements.

PGIM Fixed Income ETFs 237

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media 1.0%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500%	05/01/32		50	$42,707
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52		400	262,099
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28		525	539,861
Sr. Unsec’d. Notes, 144A	2.600	06/15/31		535	454,301
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $1,688; purchased 01/31/24)(f)	6.625	08/15/27(d)		25	458
Sec’d. Notes, 144A (original cost $39,000; purchased 08/30/22)(f)	5.375	08/15/26(d)		200	2,568
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		50	22,815
Gtd. Notes	7.375	07/01/28		25	12,841
Gtd. Notes	7.750	07/01/26		50	33,802
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		250	254,070
FactSet Research Systems, Inc.,
Sr. Unsec’d. Notes	3.450	03/01/32		790	710,322
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		80	80,890
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	306	354,577

					2,771,311

Mining 0.8%

First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		200	197,812
Freeport-McMoRan, Inc.,
Gtd. Notes	5.400	11/14/34		135	137,408
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		25	25,423
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.750	05/15/25		200	199,062

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Kinross Gold Corp. (Canada),
Gtd. Notes	4.500%	07/15/27	150	$149,212
Sr. Unsec’d. Notes	6.250	07/15/33	320	342,429

Newmont Corp.,
Gtd. Notes	5.875	04/01/35	580	624,090

Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	5.350	03/15/34	350	361,594

Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	200	192,519

				2,229,549

Miscellaneous Manufacturing 0.0%

Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	115	101,881

Office/Business Equipment 0.3%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	140	133,609
Gtd. Notes	3.250	02/15/29	600	562,751

				696,360

Oil & Gas 2.3%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	250	219,745
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	645	603,170
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	250	260,940

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	175	213,787

BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	300	300,190

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	250	258,072

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	100	72,509

See Notes to Financial Statements.

PGIM Fixed Income ETFs 239

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $126,375; purchased 12/03/21 - 01/05/24)(f)	5.875%	02/01/29		125	$125,361

CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		75	75,118

Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		100	98,808
Gtd. Notes, 144A	8.375	07/01/28		25	26,406
Gtd. Notes, 144A	8.625	11/01/30		25	27,227

Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		45	46,422
Gtd. Notes, 144A	9.250	02/15/28		40	42,329

Devon Energy Corp.,
Sr. Unsec’d. Notes	5.875	06/15/28		95	95,980

Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34		345	351,354
Gtd. Notes	6.250	03/15/33		275	295,769

Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		30	29,895
Sr. Unsec’d. Notes	8.625	01/19/29		220	235,468
Sr. Unsec’d. Notes	8.875	01/13/33		100	106,100

Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	76,440

Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		90	85,600
Sr. Sec’d. Notes, 144A	5.375	03/30/28		144	129,960

Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31		65	55,876

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		15	14,955
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	74,891

Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		65	65,504

Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		75	77,554

Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	160	200,638
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	263,069

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750%	02/26/29	EUR	100	$98,381
Gtd. Notes	5.350	02/12/28		220	200,572
Gtd. Notes	6.500	03/13/27		200	192,350
Gtd. Notes	6.500	01/23/29		100	91,781
Gtd. Notes, EMTN	2.750	04/21/27	EUR	170	169,713
Gtd. Notes, EMTN	4.875	02/21/28	EUR	230	236,496

Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	2.150	01/15/31		125	108,729

Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33		365	399,069

Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32		25	23,703
Gtd. Notes	5.375	02/01/29		50	49,368

Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		35	35,350

Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		200	199,155

					6,333,804

Packaging & Containers 0.3%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32		140	126,844

Ball Corp.,
Gtd. Notes	2.875	08/15/30		300	265,013
Gtd. Notes	6.000	06/15/29		50	51,445

Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	5.800	06/15/31		200	206,316

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		100	95,192

					744,810

Pharmaceuticals 0.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		265	239,884

AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28		125	123,944

See Notes to Financial Statements.

PGIM Fixed Income ETFs 241

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc.,
Gtd. Notes, 144A (original cost $12,000; purchased 06/05/24)(f)	5.000%	02/15/29	25	$12,750
Gtd. Notes, 144A (original cost $12,750; purchased 05/23/24)(f)	5.250	01/30/30	25	12,000
Gtd. Notes, 144A (original cost $12,625; purchased 05/17/24)(f)	5.250	02/15/31	25	12,000
Gtd. Notes, 144A (original cost $46,625; purchased 12/07/21)(f)	6.250	02/15/29	50	25,250
Gtd. Notes, 144A (original cost $14,250; purchased 05/17/24)(f)	7.000	01/15/28	25	14,375
Gtd. Notes, 144A (original cost $23,250; purchased 08/02/24)(f)	9.000	12/15/25	25	22,562
Sr. Sec’d. Notes, 144A (original cost $18,625; purchased 05/24/24)(f)	4.875	06/01/28	25	18,804

Cigna Group (The),
Sr. Unsec’d. Notes	3.200	03/15/40	235	181,286

CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	130	89,878
Sr. Unsec’d. Notes	3.250	08/15/29	225	210,256

Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.200	08/14/64	125	126,624

Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.900	12/10/61	55	34,432

Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	187,124

Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	6	5,865

Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	460	453,642

Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	125	95,432

				1,866,108

Pipelines 2.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	6.625	02/01/32	60	61,885

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036%	11/15/33	670	$707,322

DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27	540	553,797
Gtd. Notes, 144A	6.750	09/15/37	310	341,388

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	316,269
Sr. Unsec’d. Notes	5.000	05/15/50	220	195,402
Sr. Unsec’d. Notes	5.400	10/01/47	285	266,716
Sr. Unsec’d. Notes	6.400	12/01/30	35	37,871
Sr. Unsec’d. Notes	6.550	12/01/33	590	644,902

EnLink Midstream LLC,
Gtd. Notes, 144A	6.500	09/01/30	350	374,066

Enterprise Products Operating LLC,
Gtd. Notes	5.550	02/16/55	267	271,353

EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,790
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	27,291

MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	360	344,490
Sr. Unsec’d. Notes	4.950	03/14/52	55	48,666
Sr. Unsec’d. Notes	5.200	03/01/47	105	97,892
Sr. Unsec’d. Notes	5.500	06/01/34	460	468,186
Sr. Unsec’d. Notes	5.500	02/15/49	55	52,799

ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	400	444,841

ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	122,169
Gtd. Notes	5.200	07/15/48	65	59,721
Gtd. Notes	6.050	09/01/33	130	137,329

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	72,386

Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	37,267
Gtd. Notes	5.500	02/15/35	222	225,359
Gtd. Notes	6.500	03/30/34	565	617,132

Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	248	244,297
Sr. Unsec’d. Notes	4.650	07/01/26	150	149,193

See Notes to Financial Statements.

PGIM Fixed Income ETFs 243

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Western Midstream Operating LP, (cont’d.)
Sr. Unsec’d. Notes	6.350%	01/15/29	135	$142,357

Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	920	804,765
Sr. Unsec’d. Notes	5.150	03/15/34	255	256,245
Sr. Unsec’d. Notes	5.400	03/02/26	95	95,938

				8,245,084

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	50	44,998
Gtd. Notes, 144A	5.375	08/01/28	150	146,000

				190,998

Real Estate Investment Trusts (REITs) 2.6%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.750	04/15/35	30	28,956
Gtd. Notes	5.250	05/15/36	485	485,020

American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	660	639,775

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	700	684,408
Sr. Unsec’d. Notes	4.050	07/01/30	145	138,913
Sr. Unsec’d. Notes	5.500	02/15/34	185	187,095
Sr. Unsec’d. Notes	5.750	02/15/35	75	77,566

COPT Defense Properties LP,
Gtd. Notes	2.750	04/15/31	115	98,639

Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	256,177
Sr. Unsec’d. Notes	5.600	06/01/29	140	145,114

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	57,339
Gtd. Notes	9.750	06/15/25	21	21,029
Sr. Unsec’d. Notes	4.750	02/15/28	25	21,972

Extra Space Storage LP,
Gtd. Notes	3.900	04/01/29	135	130,535

GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	55	48,033

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

GLP Capital LP/GLP Financing II, Inc., (cont’d.)
Gtd. Notes	5.250%	06/01/25	160	$159,710
Gtd. Notes	5.375	04/15/26	850	850,719

Invitation Homes Operating Partnership LP,
Gtd. Notes	5.450	08/15/30	280	289,172

Kimco Realty OP LLC,
Gtd. Notes	4.600	02/01/33	335	327,683

MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	75	51,203
Gtd. Notes	5.000	10/15/27	75	63,563

Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	135	116,392
Sr. Unsec’d. Notes	4.700	12/15/28	270	272,026

RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	95	97,787

SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	150	138,048

Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	155	140,187
Gtd. Notes	4.200	04/15/32	80	74,265
Gtd. Notes	5.500	01/15/29	455	465,152
Gtd. Notes	5.700	01/15/33	45	45,801

VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	60	59,832

VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27	1,000	1,013,568

Welltower OP LLC,
Gtd. Notes	4.250	04/15/28	175	173,113

				7,358,792

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29	25	23,330

Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	75	79,686

Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30	100	106,659

See Notes to Financial Statements.

PGIM Fixed Income ETFs 245

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000%	11/30/28	EUR	100	$117,468
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	218,000

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		75	70,220

Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		50	43,186

Home Depot, Inc. (The),
Sr. Unsec’d. Notes	4.750	06/25/29		475	485,252

Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		150	139,240

Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		40	40,816

Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		50	45,921

					1,369,778

Semiconductors 0.4%

Broadcom, Inc.,
Sr. Unsec’d. Notes	5.050	07/12/29		570	581,037
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		205	171,362
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		490	436,299

					1,188,698

Shipbuilding 0.3%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28		1,000	907,583

Software 0.2%

Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		130	134,291
Sr. Unsec’d. Notes	5.450	03/02/28		140	144,359

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Oracle Corp.,
Sr. Unsec’d. Notes	3.600%	04/01/50		180	$131,421
Sr. Unsec’d. Notes	5.550	02/06/53		50	49,536

					459,607

Telecommunications 1.5%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		275	194,283
Sr. Unsec’d. Notes	5.400	02/15/34		750	774,415

Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		200	148,145
Sec’d. Notes, 144A	4.875	06/15/29		175	138,938
Sr. Sec’d. Notes, 144A	11.000	11/15/29		500	548,952

Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.750	05/24/31		1,060	936,300

TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	200	194,349

T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		450	395,131
Gtd. Notes	3.750	04/15/27		45	44,170

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.150	03/22/30		235	219,111

Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	525	593,030

					4,186,824

Transportation 0.3%

GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		450	458,359

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27		275	284,793

XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28		100	102,217

					845,369

See Notes to Financial Statements.

PGIM Fixed Income ETFs 247

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250%	07/01/29	400	$408,430
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	300	304,256

				712,686

TOTAL CORPORATE BONDS (cost $93,950,667)				94,705,545

FLOATING RATE AND OTHER LOANS 0.2%

Auto Parts & Equipment 0.0%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.082(c)	11/17/28	99	94,840

Computers 0.1%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/01/29	249	248,482

Media 0.1%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.837(c)	01/18/28	99	94,831

Diamond Sports Group LLC,
Dip Term Loan	— (p)	12/02/24	15	18,440
First Lien Term Loan, 1 Month SOFR + 10.100%	15.442(c)	05/25/26	22	20,476
Second Lien Term Loan, 1 Month SOFR + 3.400%	8.175	08/24/26(d)	25	401

				134,148

TOTAL FLOATING RATE AND OTHER LOANS (cost $478,447)				477,470

MUNICIPAL BONDS 0.4%

California 0.2%

Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	520	482,494

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Maryland 0.2%

Maryland Economic Development Corp.,
Taxable, Revenue Bonds	5.433%	05/31/56	480	$488,084

Michigan 0.0%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	36,154

University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	87,674

				123,828

Minnesota 0.0%

University of Minnesota,
Taxable, Revenue Bonds	4.048	04/01/52	95	84,400

TOTAL MUNICIPAL BONDS (cost $1,183,208)				1,178,806

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.6%

Bellemeade Re Ltd.,
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	7.738(c)	08/25/34	250	250,209

Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	6.170	09/25/62	84	83,963

Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.599(c)	03/25/42	15	16,575
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.599(c)	03/25/42	20	21,604
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.448(c)	06/25/43	100	105,600

Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	83	79,106

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.849(c)	10/25/41	200	200,785

See Notes to Financial Statements.

PGIM Fixed Income ETFs 249

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.199%(c)	01/25/42		300	$303,375
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.749(c)	02/25/42		100	102,404
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.249(c)	04/25/42		310	321,004
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	9.049(c)	09/25/42		600	638,108

LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		250	252,282

PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.849(c)	05/25/33		764	771,943
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.698(c)	03/29/27		384	387,099
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)^	8.448(c)	09/27/28		500	500,000

Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.048(c)	07/25/33		150	151,757

RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		248	249,926

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,338,731)					4,435,740

SOVEREIGN BONDS 1.0%

Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		80	79,475

Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		300	300,375
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		100	101,688

Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	150	155,530

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes	1.100%	03/12/33	EUR	100	$90,056

Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	323	332,483

Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	147,903
Sr. Unsec’d. Notes, EMTN	5.500	09/18/28	EUR	170	196,433

Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	386	373,216
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	400	429,103
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	140	135,363
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	309	331,482
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	205,812

TOTAL SOVEREIGN BONDS (cost $2,852,973)					2,878,919

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.9%

Federal Home Loan Mortgage Corp.	2.000	11/01/50		493	406,472

Federal Home Loan Mortgage Corp.	2.000	03/01/51		495	405,858

Federal Home Loan Mortgage Corp.	2.000	05/01/51		1,211	996,508

Federal Home Loan Mortgage Corp.	2.500	08/01/50		495	428,023

Federal Home Loan Mortgage Corp.	2.500	01/01/51		495	427,774

Federal Home Loan Mortgage Corp.	2.500	03/01/51		535	462,473

Federal Home Loan Mortgage Corp.	2.500	04/01/51		448	383,987

Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,037	889,592

Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,489	1,273,587

Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,905	2,517,734

Federal Home Loan Mortgage Corp.	2.500	01/01/52		490	424,197

Federal Home Loan Mortgage Corp.	3.000	01/01/52		420	373,181

Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,147	1,033,336

Federal Home Loan Mortgage Corp.	3.000	02/01/52		416	369,671

Federal Home Loan Mortgage Corp.	3.000	03/01/52		194	174,590

Federal Home Loan Mortgage Corp.	3.000	03/01/52		553	497,199

Federal Home Loan Mortgage Corp.	3.000	06/01/52		534	478,904

Federal Home Loan Mortgage Corp.	3.000	06/01/52		972	876,051

Federal Home Loan Mortgage Corp.	3.500	08/01/43		428	403,029

Federal Home Loan Mortgage Corp.	3.500	05/01/52		1,439	1,326,330

Federal Home Loan Mortgage Corp.	4.000	05/01/52		493	468,304

Federal Home Loan Mortgage Corp.	4.500	06/01/52		1,019	992,220

See Notes to Financial Statements.

PGIM Fixed Income ETFs 251

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	5.500%	12/01/52	874	$880,083

Federal Home Loan Mortgage Corp.	6.000	08/01/52	104	105,644

Federal Home Loan Mortgage Corp.	6.000	04/01/53	483	492,580

Federal National Mortgage Assoc.	1.500	05/01/36	698	618,208

Federal National Mortgage Assoc.	1.500	02/01/51	717	561,523

Federal National Mortgage Assoc.	2.000	TBA	1,000	818,186

Federal National Mortgage Assoc.	2.000	11/01/50	862	709,886

Federal National Mortgage Assoc.	2.000	04/01/51	2,250	1,850,860

Federal National Mortgage Assoc.	2.500	TBA	500	426,846

Federal National Mortgage Assoc.	2.500	12/01/49	337	291,354

Federal National Mortgage Assoc.	2.500	02/01/50	139	120,432

Federal National Mortgage Assoc.	2.500	01/01/51	287	248,050

Federal National Mortgage Assoc.	2.500	07/01/51	714	612,534

Federal National Mortgage Assoc.	2.500	11/01/51	491	420,210

Federal National Mortgage Assoc.	2.500	01/01/52	484	414,501

Federal National Mortgage Assoc.	2.500	02/01/52	412	352,649

Federal National Mortgage Assoc.	2.500	04/01/52	494	422,405

Federal National Mortgage Assoc.	3.000	TBA	1,000	887,051

Federal National Mortgage Assoc.	3.000	12/01/51	404	361,067

Federal National Mortgage Assoc.	3.000	01/01/52	195	174,146

Federal National Mortgage Assoc.	3.000	02/01/52	255	227,513

Federal National Mortgage Assoc.	3.000	02/01/52	942	837,525

Federal National Mortgage Assoc.	3.000	03/01/52	922	819,768

Federal National Mortgage Assoc.	3.500	TBA	1,000	921,165

Federal National Mortgage Assoc.	3.500	02/01/52	781	723,344

Federal National Mortgage Assoc.	4.000	05/01/52	1,478	1,404,498

Federal National Mortgage Assoc.	4.000	06/01/52	485	460,807

Federal National Mortgage Assoc.	4.500	06/01/52	1,304	1,269,707

Federal National Mortgage Assoc.	5.000	TBA	500	496,401

Federal National Mortgage Assoc.	5.000	06/01/52	201	200,312

Federal National Mortgage Assoc.	5.000	07/01/52	653	649,509

Federal National Mortgage Assoc.	5.500	11/01/52	2,375	2,397,632

Federal National Mortgage Assoc.	5.500	12/01/52	490	494,113

Federal National Mortgage Assoc.	6.000	11/01/52	91	93,522

Federal National Mortgage Assoc.	6.000	11/01/52	498	508,991

Federal National Mortgage Assoc.	6.000	12/01/52	379	387,330

Government National Mortgage Assoc.	2.000	10/20/50	794	669,507

Government National Mortgage Assoc.	2.000	01/20/51	485	408,691

Government National Mortgage Assoc.	2.000	02/20/51	511	430,837

Government National Mortgage Assoc.	2.500	04/20/51	493	431,104

Government National Mortgage Assoc.	2.500	09/20/51	1,415	1,236,698

Government National Mortgage Assoc.	3.000	08/20/51	1,072	970,655

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Government National Mortgage Assoc.	3.500%	08/20/50	169	$158,754

Government National Mortgage Assoc.	3.500	12/20/51	1,653	1,541,533

Government National Mortgage Assoc.	3.500	03/20/52	917	853,764

Government National Mortgage Assoc.	5.000	09/20/52	454	453,443

Government National Mortgage Assoc.	5.500	09/20/52	205	206,818

Government National Mortgage Assoc.	6.000	TBA	500	507,383

Government National Mortgage Assoc.	6.000	02/20/53	500	509,141

Government National Mortgage Assoc.	6.500	TBA	500	510,279

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $46,264,955)				47,157,979

U.S. TREASURY OBLIGATIONS 14.7%

U.S. Treasury Bonds	1.625	11/15/50	2,925	1,691,016

U.S. Treasury Bonds(k)	2.000	11/15/41	4,460	3,217,472

U.S. Treasury Bonds	2.250	05/15/41	875	664,863

U.S. Treasury Bonds(h)	2.375	02/15/42	4,245	3,242,119

U.S. Treasury Bonds	2.375	11/15/49	3,210	2,241,984

U.S. Treasury Bonds	2.375	05/15/51	525	364,219

U.S. Treasury Bonds	3.000	02/15/49	9,245	7,355,553

U.S. Treasury Bonds	3.375	11/15/48	7,450	6,348,797

U.S. Treasury Bonds	3.875	05/15/43	125	118,008

U.S. Treasury Bonds	4.000	11/15/52	2,385	2,287,737

U.S. Treasury Bonds	4.125	08/15/53	675	662,766

U.S. Treasury Bonds	4.750	11/15/43	1,005	1,065,300

U.S. Treasury Notes	2.750	08/15/32	2,415	2,233,120

U.S. Treasury Notes	3.875	08/15/33	420	419,147

U.S. Treasury Notes(h)	4.625	09/30/30	4,400	4,596,625

U.S. Treasury Notes	4.625	05/15/54	445	475,385

U.S. Treasury Strips Coupon(k)	3.002(s)	11/15/41	2,360	1,091,500

U.S. Treasury Strips Coupon	4.634(s)	02/15/42	720	328,275

U.S. Treasury Strips Coupon	4.645(s)	08/15/40	825	408,149

U.S. Treasury Strips Coupon	4.686(s)	02/15/41	730	352,881

U.S. Treasury Strips Coupon	4.890(s)	11/15/43	1,145	478,708

U.S. Treasury Strips Coupon	4.908(s)	05/15/42	1,210	544,169

U.S. Treasury Strips Coupon(k)	5.349(s)	05/15/40	2,080	1,046,581

TOTAL U.S. TREASURY OBLIGATIONS (cost $41,635,596)				41,234,374

TOTAL LONG-TERM INVESTMENTS (cost $278,891,746)				281,215,516

See Notes to Financial Statements.

PGIM Fixed Income ETFs 253

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $1,488,603)(wb)	1,488,603	$1,488,603

TOTAL INVESTMENTS 101.1% (cost $280,380,349)		282,704,119
Liabilities in excess of other assets(z) (1.1)%		(2,945,756)

NET ASSETS 100.0%		$279,758,363

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $500,000 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $307,188. The aggregate value of $246,128 is 0.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
141	2 Year U.S. Treasury Notes	Dec. 2024	$29,264,110	$(9,349)
12	5 Year U.S. Treasury Notes	Dec. 2024	1,312,781	(2,050)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Futures contracts outstanding at August 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
48	10 Year U.S. Treasury Notes	Dec. 2024	$5,451,000	$(31,037)
55	10 Year U.S. Ultra Treasury Notes	Dec. 2024	6,459,062	(42,184)
36	20 Year U.S. Treasury Bonds	Dec. 2024	4,432,500	(47,240)

				(131,860)

Short Positions:
14	5 Year Euro-Bobl	Dec. 2024	1,840,978	2,386
3	10 Year Euro-Bund	Dec. 2024	442,381	644
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	131,938	3,319

				6,349

				$(125,511)

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/04/24	SSB	BRL	2,972	$525,157	$527,132	$1,975	$—
Expiring 10/02/24	DB	BRL	2,972	539,222	525,413	—	(13,809)
Chilean Peso,
Expiring 09/23/24	BOA	CLP	82,302	87,000	90,041	3,041	—
Expiring 09/23/24	CITI	CLP	167,458	182,000	183,205	1,205	—
Expiring 09/23/24	JPM	CLP	150,730	161,000	164,903	3,903	—
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	2,193	302,000	310,047	8,047	—
Expiring 09/19/24	CITI	CNH	2,098	289,000	296,672	7,672	—
Expiring 09/19/24	JPM	CNH	1,987	276,000	280,978	4,978	—
Expiring 09/19/24	MSI	CNH	11,571	1,616,877	1,635,971	19,094	—
Expiring 09/19/24	MSI	CNH	2,073	287,000	293,076	6,076	—
Expiring 11/12/24	MSI	CNH	591	83,000	83,990	990	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	264,954	63,250	63,204	—	(46)
Expiring 09/18/24	CITI	COP	262,994	63,250	62,737	—	(513)
Expiring 09/18/24	DB	COP	429,626	103,500	102,486	—	(1,014)
Expiring 09/18/24	SSB	COP	732,309	173,000	174,691	1,691	—
Expiring 09/18/24	SSB	COP	664,518	161,000	158,519	—	(2,481)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 255

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/21/24	GSI	EUR	519	$571,057	$575,596	$4,539	$—
Expiring 10/21/24	SSB	EUR	593	655,903	657,559	1,656	—
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	182,147	503,116	511,433	8,317	—
Indian Rupee,
Expiring 09/18/24	DB	INR	15,066	179,686	179,558	—	(128)
Expiring 09/18/24	JPM	INR	23,981	286,000	285,801	—	(199)
Expiring 09/18/24	MSI	INR	15,066	179,884	179,558	—	(326)
Indonesian Rupiah,
Expiring 09/18/24	CITI	IDR	4,317,181	269,000	278,760	9,760	—
Expiring 09/18/24	JPM	IDR	8,277,227	506,683	534,460	27,777	—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	8,365	444,000	423,560	—	(20,440)
Expiring 09/18/24	CITI	MXN	2,179	113,489	110,323	—	(3,166)
Expiring 09/18/24	CITI	MXN	1,621	83,000	82,092	—	(908)
Expiring 09/18/24	JPM	MXN	2,333	126,000	118,142	—	(7,858)
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	22,431	690,188	702,795	12,607	—
Expiring 09/18/24	CITI	TWD	8,953	276,000	280,523	4,523	—
Expiring 09/18/24	JPM	TWD	11,326	351,000	354,857	3,857	—
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	1,104	294,000	294,604	604	—
Philippine Peso,
Expiring 09/18/24	CITI	PHP	18,655	325,000	331,916	6,916	—
Expiring 09/18/24	CITI	PHP	13,966	238,000	248,493	10,493	—
Expiring 09/18/24	CITI	PHP	8,684	148,030	154,514	6,484	—
Singapore Dollar,
Expiring 09/18/24	MSI	SGD	397	300,000	304,782	4,782	—
Expiring 09/18/24	MSI	SGD	393	298,000	301,699	3,699	—
Expiring 09/18/24	SSB	SGD	400	303,000	307,215	4,215	—
South African Rand,
Expiring 09/18/24	GSI	ZAR	4,904	260,307	274,631	14,324	—
South Korean Won,
Expiring 09/19/24	MSI	KRW	212,987	161,000	159,504	—	(1,496)
Thai Baht,
Expiring 09/18/24	CITI	THB	5,545	155,000	164,073	9,073	—
Turkish Lira,
Expiring 09/04/24	CITI	TRY	12,452	364,158	363,700	—	(458)
Expiring 09/23/24	BOA	TRY	13,393	382,359	382,119	—	(240)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/30/24	CITI	TRY	10,951	$310,179	$309,729	$—	$(450)
Expiring 10/02/24	CITI	TRY	5,449	154,000	153,742	—	(258)
Expiring 10/09/24	CITI	TRY	6,154	172,554	172,144	—	(410)
Expiring 10/09/24	GSI	TRY	6,870	193,337	192,179	—	(1,158)
Expiring 12/18/24	CITI	TRY	10,076	260,232	260,923	691	—

				$14,466,418	$14,604,049	192,989	(55,358)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/04/24	DB	BRL	2,972	$540,906	$527,131	$13,775	$—
British Pound,
Expiring 10/21/24	MSI	GBP	1,027	1,332,436	1,348,797	—	(16,361)
Expiring 10/21/24	SSB	GBP	105	136,766	137,863	—	(1,097)
Chilean Peso,
Expiring 09/23/24	CITI	CLP	147,975	161,811	161,889	—	(78)
Expiring 09/23/24	CITI	CLP	91,015	95,811	99,573	—	(3,762)
Expiring 09/23/24	MSI	CLP	58,555	63,000	64,061	—	(1,061)
Expiring 09/23/24	MSI	CLP	35,753	38,000	39,115	—	(1,115)
Expiring 09/23/24	MSI	CLP	23,558	24,943	25,773	—	(830)
Chinese Renminbi,
Expiring 09/19/24	CITI	CNH	1,960	277,000	277,128	—	(128)
Expiring 09/19/24	JPM	CNH	589	83,000	83,252	—	(252)
Expiring 09/19/24	MSI	CNH	16,806	2,331,501	2,376,242	—	(44,741)
Expiring 09/19/24	MSI	CNH	567	78,000	80,123	—	(2,123)
Expiring 11/12/24	MSI	CNH	11,571	1,624,596	1,644,375	—	(19,779)
Expiring 11/12/24	MSI	CNH	2,031	285,000	288,587	—	(3,587)
Expiring 11/12/24	MSI	CNH	2,016	283,000	286,453	—	(3,453)
Colombian Peso,
Expiring 09/18/24	CITI	COP	778,249	194,533	185,650	8,883	—
Expiring 09/18/24	CITI	COP	272,490	65,189	65,002	187	—
Czech Koruna,
Expiring 10/21/24	JPM	CZK	8,777	378,443	388,061	—	(9,618)
Euro,
Expiring 10/21/24	CITI	EUR	192	210,871	212,669	—	(1,798)
Expiring 10/21/24	GSI	EUR	3,470	3,801,139	3,845,536	—	(44,397)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 257

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/21/24	JPM	EUR	121	$132,982	$134,468	$—	$(1,486)
Expiring 10/21/24	SSB	EUR	5,030	5,420,248	5,573,038	—	(152,790)
Expiring 10/21/24	SSB	EUR	3,776	4,127,714	4,183,549	—	(55,835)
Expiring 10/21/24	SSB	EUR	3,470	3,797,993	3,845,535	—	(47,542)
Expiring 10/21/24	SSB	EUR	95	104,658	105,805	—	(1,147)
Expiring 10/21/24	TD	EUR	525	573,376	582,120	—	(8,744)
Hungarian Forint,
Expiring 10/21/24	JPM	HUF	66,649	183,000	187,138	—	(4,138)
Indian Rupee,
Expiring 09/18/24	JPM	INR	23,181	277,000	276,268	732	—
Mexican Peso,
Expiring 09/18/24	BOA	MXN	3,974	206,000	201,229	4,771	—
Expiring 09/18/24	BOA	MXN	2,067	105,000	104,665	335	—
Expiring 09/18/24	CITI	MXN	1,608	83,000	81,438	1,562	—
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	11,474	350,000	359,508	—	(9,508)
Expiring 09/18/24	CITI	TWD	11,024	339,000	345,405	—	(6,405)
Expiring 09/18/24	CITI	TWD	8,310	258,000	260,369	—	(2,369)
Expiring 09/18/24	CITI	TWD	8,161	253,000	255,703	—	(2,703)
Expiring 09/18/24	CITI	TWD	4,677	145,590	146,549	—	(959)
Expiring 09/18/24	JPM	TWD	10,168	316,000	318,580	—	(2,580)
Expiring 12/18/24	CITI	TWD	22,431	697,593	711,437	—	(13,844)
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	506	134,240	134,960	—	(720)
Expiring 09/18/24	CITI	PEN	566	151,164	151,007	157	—
Expiring 09/18/24	CITI	PEN	506	134,311	134,960	—	(649)
Philippine Peso,
Expiring 09/18/24	BOA	PHP	15,734	269,000	279,948	—	(10,948)
Polish Zloty,
Expiring 10/21/24	BOA	PLN	652	165,000	168,044	—	(3,044)
Singapore Dollar,
Expiring 09/18/24	BOA	SGD	376	280,000	288,786	—	(8,786)
Expiring 09/18/24	CITI	SGD	385	287,000	295,395	—	(8,395)
Expiring 09/18/24	JPM	SGD	351	270,000	269,641	359	—
Expiring 09/18/24	SSB	SGD	427	316,723	327,342	—	(10,619)
South African Rand,
Expiring 09/18/24	JPM	ZAR	2,690	148,000	150,661	—	(2,661)
Expiring 09/18/24	MSI	ZAR	2,764	149,000	154,789	—	(5,789)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 09/19/24	CITI	KRW	631,205	$460,881	$472,702	$—	$(11,821)
Expiring 09/20/24	BOA	KRW	205,236	149,000	153,702	—	(4,702)
Thai Baht,
Expiring 09/18/24	CITI	THB	9,695	282,000	286,879	—	(4,879)
Expiring 09/18/24	CITI	THB	7,821	222,000	231,415	—	(9,415)
Expiring 09/18/24	JPM	THB	38,379	1,050,330	1,135,653	—	(85,323)
Turkish Lira,
Expiring 09/04/24	CITI	TRY	5,873	171,411	171,521	—	(110)
Expiring 09/04/24	GSI	TRY	6,580	193,042	192,179	863	—

				$34,209,201	$34,809,668	31,624	(632,091)

						$224,613	$(687,449)

Cross currency exchange contract outstanding at August 31, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/21/24	Buy	EUR	5	GBP	5	$—	$(13)	CITI

Credit default swap agreements outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	465	$(2,636)	$480	$(3,116)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	155	(879)	195	(1,074)	BARC

					$(3,515)	$675	$(4,190)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 259

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Credit default swap agreements outstanding at August 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	465	0.088%	$2,601	$(330)	$2,931	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	160	0.088%	895	(87)	982	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	155	0.088%	867	(142)	1,009	BARC

						$4,363	$(559)	$4,922

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	1,510	3.215%	$95,498	$123,315	$27,817
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	31,910	0.493%	620,389	772,233	151,844

					$715,887	$895,548	$179,661

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at August 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.950%	$(854)	$15,804	$16,658
GBP 120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	6,097	28,116	22,019
1,272	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(1,585)	(1,585)
1,696	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	115	115
23,875	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.320%	—	71,713	71,713
5,635	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 5.320%	557	3,674	3,117
3,000	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(15,713)	(15,713)
12,230	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(137,693)	(137,693)
730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	93	(8,772)	(8,865)
6,640	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.320%	2,228	134,869	132,641

See Notes to Financial Statements.

PGIM Fixed Income ETFs 261

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Interest rate swap agreements outstanding at August 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,135	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.320%	$(4,134)	$(132,150)	$(128,016)
370	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.320%	166,850	144,214	(22,636)

				$170,837	$102,592	$(68,245)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 54 bps(T)/ 4.790%	JPM	09/20/24	(1,734)	$(41,286)	$—	$(41,286)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.560%	JPM	02/04/25	1,120	(24,475)	—	(24,475)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	JPM	02/13/25	2,270	2,660	—	2,660

					$(63,101)	$—	$(63,101)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$675	$(559)	$7,582	$(69,951)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,396,174
JPS	—	1,010,690

Total	$—	$2,406,864

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$611,466	$—
Collateralized Loan Obligations	—	55,165,148	—
Consumer Loans	—	1,149,286	—
Home Equity Loans	—	838,184	—
Other.	—	967,495	—
Residential Mortgage-Backed Securities.	—	284,814	—
Student Loan	—	401,342	—
Commercial Mortgage-Backed Securities.	—	29,728,948	—
Corporate Bonds	—	94,705,545	—
Floating Rate and Other Loans	—	477,470	—
Municipal Bonds	—	1,178,806	—
Residential Mortgage-Backed Securities	—	3,935,740	500,000
Sovereign Bonds	—	2,878,919	—
U.S. Government Agency Obligations	—	47,157,979	—
U.S. Treasury Obligations	—	41,234,374	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 263

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$1,488,603	$—	$—

Total	$1,488,603	$280,715,516	$500,000

Other Financial Instruments*
Assets
Futures Contracts	$6,349	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	224,613	—
Centrally Cleared Credit Default Swap Agreements	—	179,661	—
OTC Credit Default Swap Agreements	—	4,363	—
Centrally Cleared Interest Rate Swap Agreements	—	246,263	—
OTC Total Return Swap Agreement	—	2,660	—

Total	$6,349	$657,560	$—

Liabilities
Futures Contracts	$(131,860)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(687,449)	—
OTC Cross Currency Exchange Contracts	—	(13)	—
OTC Credit Default Swap Agreements	—	(3,515)	—
Centrally Cleared Interest Rate Swap Agreements	—	(314,508)	—
OTC Total Return Swap Agreements	—	(65,761)	—

Total	$(131,860)	$(1,071,246)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

Collateralized Loan Obligations	19.7%
U.S. Government Agency Obligations	16.9
U.S. Treasury Obligations	14.7
Commercial Mortgage-Backed Securities	10.6
Banks	7.2
Pipelines	2.9
Real Estate Investment Trusts (REITs)	2.6
Oil & Gas	2.3

Residential Mortgage-Backed Securities	1.7%
Electric	1.6
Telecommunications	1.5
Auto Manufacturers	1.1
Media	1.1
Sovereign Bonds	1.0
Agriculture	1.0
Healthcare-Services	0.9

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Foods	0.9%
Mining	0.8
Insurance	0.7
Pharmaceuticals	0.7
Lodging	0.6
Affiliated Mutual Fund	0.6
Building Materials	0.5
Aerospace & Defense	0.5
Commercial Services	0.5
Retail	0.5
Diversified Financial Services	0.5
Semiconductors	0.4
Municipal Bonds	0.4
Computers	0.4
Consumer Loans	0.4
Chemicals	0.4
Engineering & Construction	0.4
Entertainment	0.4
Home Builders	0.4
Machinery-Diversified	0.4
Leisure Time	0.4
Other	0.4
Shipbuilding	0.3
Transportation	0.3
Home Equity Loans	0.3
Airlines	0.3
Packaging & Containers	0.3

Trucking & Leasing	0.3%
Office/Business Equipment	0.3
Automobiles	0.2
Software	0.2
Auto Parts & Equipment	0.1
Student Loan	0.1
Biotechnology	0.1
Real Estate	0.1
Iron/Steel	0.1
Healthcare-Products	0.1
Internet	0.0	*
Housewares	0.0	*
Miscellaneous Manufacturing	0.0	*
Distribution/Wholesale	0.0	*
Apparel	0.0	*
Gas	0.0	*
Beverages	0.0	*
Environmental Control	0.0	*

	101.1
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 265

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$179,661	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	675		Premiums received for OTC swap agreements	559

Credit contracts	Unrealized appreciation on OTC swap agreements	4,922		Unrealized depreciation on OTC swap agreements	4,190

Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	13

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	224,613		Unrealized depreciation on OTC forward foreign currency exchange contracts	687,449

Interest rate contracts	Due from/to broker-variation margin futures	6,349	*	Due from/to broker-variation margin futures	131,860	*

Interest rate contracts	Due from/to broker-variation margin swaps	246,263	*	Due from/to broker-variation margin swaps	314,508	*

Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,660		Unrealized depreciation on OTC swap agreements	65,761

		$665,143			$1,204,340

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$575,238
Foreign exchange contracts	—	—	—	237,948	—
Interest rate contracts	(425)	155	722,441	—	(4,045)

Total	$(425)	$155	$722,441	$237,948	$571,193

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$142,035
Foreign exchange contracts	—	(576,154)	—
Interest rate contracts	(278,904)	—	(243,312)

Total	$(278,904)	$(576,154)	$(101,277)

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 85
Options Written (2)	155,000
Futures Contracts - Long Positions (2)	49,269,525
Futures Contracts - Short Positions (2)	1,318,793
Forward Foreign Currency Exchange Contracts - Purchased (3)	9,571,332
Forward Foreign Currency Exchange Contracts - Sold (3)	21,871,395
Cross Currency Exchange Contracts (4)	94,096
Interest Rate Swap Agreements (2)	34,709,713
Credit Default Swap Agreements - Buy Protection (2)	137,070
Credit Default Swap Agreements - Sell Protection (2)	15,208,282
Total Return Swap Agreements (2)	5,149,379

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 267

PGIM Total Return Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$4,615	$(4,662)	$(47)	$—	$(47)
BOA	24,511	(28,440)	(3,929)	—	(3,929)
CITI	80,817	(103,485)	(22,668)	—	(22,668)
DB	14,757	(15,038)	(281)	—	(281)
GSI	19,726	(45,555)	(25,829)	—	(25,829)
JPM	44,266	(179,876)	(135,610)	50,579	(85,031)
MSI	34,641	(100,661)	(66,020)	—	(66,020)
SSB	9,537	(271,511)	(261,974)	261,974	—
TD	—	(8,744)	(8,744)	—	(8,744)

	$232,870	$(757,972)	$(525,102)	$312,553	$(212,549)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $278,891,746)	$281,215,516
Affiliated investments (cost $1,488,603)	1,488,603
Cash	62
Foreign currency, at value (cost $237,863)	240,036
Receivable for investments sold	4,068,404
Dividends and interest receivable	2,504,220
Unrealized appreciation on OTC forward foreign currency exchange contracts	224,613
Unrealized appreciation on OTC swap agreements	7,582
Tax reclaim receivable	4,429
Due from broker—variation margin swaps	1,588
Premiums paid for OTC swap agreements	675
Other assets	12,377

Total Assets	289,768,105

Liabilities

Payable for investments purchased	9,049,381
Unrealized depreciation on OTC forward foreign currency exchange contracts	687,449
Management fee payable	114,537
Due to broker—variation margin futures	87,852
Unrealized depreciation on OTC swap agreements	69,951
Premiums received for OTC swap agreements	559
Unrealized depreciation on OTC cross currency exchange contracts	13

Total Liabilities	10,009,742

Net Assets	$279,758,363

Net assets were comprised of:
Common stock, at par	$6,600
Paid-in capital in excess of par	286,239,967
Total distributable earnings (loss)	(6,488,204)

Net assets, August 31, 2024	$279,758,363

Net asset value, offering price and redemption price per share.
($279,758,363 ÷ 6,600,000 shares of common stock issued and outstanding)	$42.39

See Notes to Financial Statements.

PGIM Fixed Income ETFs 269

PGIM Total Return Bond ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income (net of $268 foreign withholding tax)	$9,588,854
Affiliated dividend income	327,100
Affiliated income from securities lending, net	41

Total income	9,915,995

Expenses
Management fee	871,466
Less: Fee waiver and/or expense reimbursement	(9,314)

Net expenses	862,152

Net investment income (loss)	9,053,843

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $10)	(666,354)
Futures transactions	722,441
Forward and cross currency contract transactions	237,948
Options written transactions	155
Swap agreement transactions	571,193
Foreign currency transactions	(50,994)

814,389

Net change in unrealized appreciation (depreciation) on:
Investments	8,425,260
Futures	(278,904)
Forward and cross currency contracts	(576,154)
Swap agreements	(101,277)
Foreign currencies	4,830

7,473,755

Net gain (loss) on investment and foreign currency transactions	8,288,144

Net Increase (Decrease) In Net Assets Resulting From Operations	$17,341,987

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$9,053,843	$3,846,738

Net realized gain (loss) on investment and foreign currency transactions	814,389	(6,596,720)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,473,755	1,827,314

Net increase (decrease) in net assets resulting from operations	17,341,987	(922,668)

Dividends and Distributions

Distributions from distributable earnings	(8,478,904)	(4,335,305)

Fund share transactions

Net proceeds from shares sold (4,825,000 and 1,100,000 shares, respectively)	198,605,710	45,669,945

Cost of shares purchased (750,000 and 800,000 shares, respectively)	(31,005,125)	(32,656,702)

Net increase (decrease) in net assets from Fund share transactions	167,600,585	13,013,243

Total increase (decrease)	176,463,668	7,755,270

Net Assets:

Beginning of year	103,294,695	95,539,425

End of year	$279,758,363	$103,294,695

See Notes to Financial Statements.

PGIM Fixed Income ETFs 271

PGIM Total Return Bond ETF

Financial Highlights

	Year Ended August 31,			December 02, 2021(a) through
	2024	2023		August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$40.91	$42.94		$50.00
Income (loss) from investment operations:
Net investment income (loss)	2.09	1.81		0.86
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.44	(1.72	)(c)	(7.23)
Total from investment operations	3.53	0.09		(6.37)
Less Dividends and Distributions:
Dividends from net investment income	(2.05)	(2.12)		(0.69)
Net asset value, end of period	$42.39	$40.91		$42.94
Total Return(d):	8.97%	0.27%		(12.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$279,758	$103,295		$95,539
Average net assets (000)	$177,863	$87,917		$67,327
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.48%	0.49%		0.49	%(f)
Expenses before waivers and/or expense reimbursement	0.49%	0.49%		0.49	%(f)
Net investment income (loss)	5.09%	4.38%		2.54	%(f)
Portfolio turnover rate(g)(h)	114%	194%		150%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 74.1%

ASSET-BACKED SECURITIES 17.5%

Automobiles 1.9%

AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class A2A	5.840%	10/19/26	9,903	$9,910,597
ARI Fleet Lease Trust,
Series 2022-A, Class A2, 144A	3.120	01/15/31	244	243,359
Series 2024-A, Class A2, 144A	5.300	11/15/32	7,000	7,024,884
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	34,828,070
Series 2023-03A, Class A, 144A	5.440	02/22/28	20,000	20,254,274
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,847,992
Enterprise Fleet Financing LLC,
Series 2021-02, Class A2, 144A	0.480	05/20/27	397	394,453
Series 2022-01, Class A2, 144A	3.030	01/20/28	3,106	3,084,453
Series 2022-03, Class A2, 144A	4.380	07/20/29	404	401,753
Series 2023-01, Class A2, 144A	5.510	01/22/29	4,178	4,186,613
Series 2023-02, Class A2, 144A	5.560	04/22/30	6,276	6,313,772
Series 2023-03, Class A2, 144A	6.400	03/20/30	12,722	12,958,740
Series 2024-01, Class A2, 144A	5.230	03/20/30	6,100	6,136,634
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	17,192,831
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,321,464

				147,099,889

Collateralized Loan Obligations 14.8%
Ares CLO Ltd. (Cayman Islands),
Series 2016-40A, Class A1RR, 144A, 3 Month SOFR + 1.132% (Cap N/A, Floor 0.870%)	6.433(c)	01/15/29	1,438	1,439,034
Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.436(c)	10/17/30	40,286	40,348,465
Series 2018-50A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.613(c)	01/15/32	14,401	14,408,484
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.051(c)	07/15/30	10,128	10,169,962
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.554(c)	10/20/31	22,428	22,417,898

See Notes to Financial Statements.

PGIM Fixed Income ETFs 273

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.663%(c)	07/15/31	17,909	$17,929,127
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.433(c)	05/17/31	3,860	3,860,266
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.586(c)	01/17/33	50,000	50,044,980
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.577(c)	01/17/32	4,355	4,352,625
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.643(c)	07/15/31	10,834	10,837,456
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	6.633(c)	07/15/31	18,264	18,268,409
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.563(c)	07/15/30	12,492	12,490,981
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.547(c)	04/30/31	11,676	11,677,308
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.517(c)	04/17/31	2,604	2,604,426
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.382(c)	01/20/32	18,716	18,723,788
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.544(c)	04/20/31	8,188	8,192,694
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	6.654(c)	04/20/32	16,448	16,462,645
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	6.481(c)	01/15/32	21,876	21,882,717
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644(c)	07/20/31	7,949	7,949,233

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.525%(c)	04/24/31	13,721	$13,745,427
Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.495(c)	10/24/30	15,518	15,537,833
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.396(c)	01/20/34	22,000	21,999,036
Golub Capital Partners Static Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	6.512(c)	04/20/33	34,423	34,454,382
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.722(c)	10/20/31	7,923	7,927,997
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.509(c)	05/06/30	2,255	2,257,228
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	6.431(c)	10/15/30	52,217	52,215,664
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.576(c)	04/25/31	4,748	4,750,245
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.482(c)	04/20/32	9,691	9,686,269
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	6.512(c)	10/20/31	20,368	20,438,610
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.743(c)	01/15/31	597	597,595
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.481(c)	07/18/30	7,803	7,800,378
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.484(c)	10/21/30	20,065	20,080,490
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.666(c)	04/25/32	13,524	13,533,431
Series 2021-38A, Class X, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 1.212%)	6.497(c)	07/17/34	1,885	1,884,568

See Notes to Financial Statements.

PGIM Fixed Income ETFs 275

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.691%(c)	04/19/33	14,796	$14,778,660
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.603(c)	07/15/29	88	87,848
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	07/20/31	4,769	4,773,009
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.566(c)	10/12/30	9,938	9,943,182
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	6.471(c)	01/15/31	29,925	29,935,483
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-40A, Class A, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.608(c)	04/16/33	17,372	17,391,464
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.654(c)	04/22/30	5,250	5,259,529
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.557(c)	04/17/30	1,919	1,920,446
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.551(c)	01/15/33	16,750	16,772,443
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class ARR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.432(c)	07/20/30	20,452	20,464,462
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)	6.154(c)	04/17/31	17,502	17,518,696
Series 2014-09A, Class A1A4, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.482(c)	10/20/31	24,345	24,353,212
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	6.502(c)	04/20/33	10,905	10,894,670
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.677(c)	01/17/31	212	214,220

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644%(c)	07/20/30	354	$354,453
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.344(c)	07/20/29	4,054	4,055,350
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.363(c)	10/15/29	6,399	6,399,038
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.401(c)	04/15/31	25,401	25,414,191
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.544(c)	10/20/31	13,727	13,737,705
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.713(c)	07/15/31	5,678	5,686,807
Regatta Funding Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	0.000(c)	01/15/33	30,000	30,000,000
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	6.734(c)	10/20/30	6,607	6,609,011
Rockford Tower CLO Ltd.,
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.583(c)	10/15/29	5,366	5,369,667
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	6.425(c)	07/25/31	37,145	37,065,396
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.574(c)	04/20/31	9,236	9,254,659
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.582(c)	04/20/33	18,430	18,444,314
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.494(c)	05/07/31	11,132	11,134,615

See Notes to Financial Statements.

PGIM Fixed Income ETFs 277

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.615%(c)	10/23/31	8,398	$8,412,446
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.524(c)	10/20/30	3,616	3,618,459
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.579(c)	10/26/31	24,171	24,158,081
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624(c)	01/20/32	11,338	11,366,124
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.601(c)	04/15/33	20,000	20,002,286
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1L2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.641(c)	10/18/31	6,885	6,882,006
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class ARR, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.444(c)	10/20/28	513	513,489
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.551(c)	07/15/32	35,000	34,999,051
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.516(c)	04/25/31	1,933	1,933,319
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	6.690(c)	10/18/31	14,221	14,236,857
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.531(c)	04/18/31	892	892,341
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.567(c)	04/17/30	351	351,520
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.432(c)	10/20/31	43,105	43,108,295
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.614(c)	01/20/31	12,285	12,288,372
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/31	7,979	7,979,044
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	07/20/32	20,000	20,031,134
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.501(c)	04/15/33	30,000	30,000,330

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.853%(c)	04/15/30	45	$45,276

				1,109,620,611

Consumer Loans 0.5%

OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,862,179
SoFi Consumer Loan Program Trust,
Series 2023-01S, Class A, 144A	5.810	05/15/31	136	136,371

				35,998,550

Equipment 0.1%

Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A	5.400	02/17/26	5,214	5,214,834

Home Equity Loans 0.2%

JPMorgan Mortgage Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	6.551(c)	10/20/54	10,092	10,107,705
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	9,551	9,684,456

				19,792,161

TOTAL ASSET-BACKED SECURITIES (cost $1,312,613,810)				1,317,726,045

CERTIFICATES OF DEPOSIT 2.2%
Banco Santander SA, SOFR + 0.510%	5.840(c)	01/31/25	15,000	15,021,651
Credit Agricole Corporate & Investment Bank,
SOFR + 0.590%	5.920(c)	08/28/25	44,000	44,120,390
SOFR + 0.810%	6.140(c)	06/07/27	10,000	9,975,808
Credit Industriel et Commercial	5.550	04/14/25	15,000	15,058,407
Natixis SA, SOFR + 0.420%	5.750(c)	01/06/25	20,000	20,018,022
Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/24/25	10,000	10,003,873

See Notes to Financial Statements.

PGIM Fixed Income ETFs 279

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)

Toronto-Dominion Bank (The), US Federal Funds
Effective Rate + 0.400%	5.730%(c)	08/22/25	25,000	$25,008,169
Wells Fargo Bank NA, SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.930(c)	11/01/24	24,000	24,021,657

TOTAL CERTIFICATES OF DEPOSIT (cost $163,000,000)				163,227,977

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.1%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1	1.122	11/15/54	3,941	3,761,891
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	23,271	22,545,746
Series 2017-BNK08, Class A3	3.229	11/15/50	6,832	6,500,136
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	1,491	1,449,829
Series 2016-UB10, Class A4	3.170	07/15/49	21,000	20,255,878
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A1	1.079	04/15/53	140	139,480
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	186	183,285
Series 2018-B03, Class A2	3.848	04/10/51	85	84,475
Series 2018-B05, Class A2	4.077	07/15/51	522	504,938
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A4	3.283	05/10/58	5,600	5,447,626
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A4	3.635	10/10/47	3,167	3,161,917
Series 2015-GC29, Class A4	3.192	04/10/48	9,325	9,184,227
Series 2015-GC31, Class A4	3.762	06/10/48	9,690	9,493,532
Series 2015-GC33, Class A4	3.778	09/10/58	2,250	2,205,117
Series 2015-P01, Class A4	3.462	09/15/48	13,173	13,018,006
Series 2016-C03, Class A4	3.154	11/15/49	5,447	5,210,169
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,494,536
Series 2016-P05, Class A3	2.684	10/10/49	4,836	4,645,723
Series 2016-P06, Class A4	3.458	12/10/49	7,094	6,902,618
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	82,516
Series 2014-CR21, Class A3	3.528	12/10/47	5,571	5,500,882
Series 2014-UBS03, Class A4	3.819	06/10/47	140	139,786
Series 2014-UBS06, Class A4	3.378	12/10/47	3,983	3,969,698
Series 2014-UBS06, Class A5	3.644	12/10/47	33,978	33,786,128

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Commercial Mortgage Trust, (cont’d.)
Series 2015-CR22, Class A3	3.207%	03/10/48	820	$811,037
Series 2015-CR22, Class A4	3.048	03/10/48	21,900	21,744,538
Series 2015-CR23, Class A4	3.497	05/10/48	2,575	2,540,705
Series 2015-CR23, Class ASB	3.257	05/10/48	165	164,505
Series 2015-CR24, Class A4	3.432	08/10/48	8,096	7,989,116
Series 2015-CR24, Class ASB	3.445	08/10/48	337	335,583
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	12,222,822
Series 2015-LC19, Class A3	2.922	02/10/48	7,256	7,245,538
Series 2015-LC19, Class A4	3.183	02/10/48	2,277	2,258,225
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,848,661
Series 2015-LC23, Class A4	3.774	10/10/48	11,580	11,365,431
Series 2015-PC01, Class A5	3.902	07/10/50	26,237	25,960,679
Series 2016-COR01, Class A4	3.091	10/10/49	11,000	10,524,241
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3	3.501	12/15/49	3,804	3,717,763
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504	06/15/57	12,500	12,335,804
Series 2016-C05, Class ASB	3.533	11/15/48	863	854,079
Series 2016-C06, Class A5	3.090	01/15/49	14,500	13,995,810
Series 2016-C07, Class A4	3.210	11/15/49	6,372	6,197,349
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4	3.276	05/10/49	1,914	1,851,792
Series 2016-C03, Class A5	2.890	08/10/49	8,353	7,973,367
Series 2017-C06, Class A3	3.269	06/10/50	3,264	3,229,212
GS Mortgage Securities Trust,
Series 2015-GC30, Class A4	3.382	05/10/50	22,540	22,215,526
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	14,493,297
Series 2016-GS03, Class A3	2.592	10/10/49	11,858	11,428,571
Series 2016-GS04, Class A3	3.178	11/10/49	5,764	5,582,904
Series 2016-GS04, Class A4	3.442(cc)	11/10/49	4,419	4,277,495
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47	5,274	5,260,334
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	4,861	4,812,317
Series 2014-C24, Class A5	3.639	11/15/47	10,830	10,640,077
Series 2014-C25, Class A4A1	3.408	11/15/47	1,356	1,353,109
Series 2014-C26, Class A3	3.231	01/15/48	5,940	5,919,022
Series 2014-C26, Class A4	3.494	01/15/48	15,500	15,404,374
Series 2015-C27, Class A3A1	2.920	02/15/48	3,324	3,272,994
Series 2015-C29, Class A4	3.611	05/15/48	30,892	30,489,363
Series 2015-C31, Class A3	3.801	08/15/48	10,827	10,644,384
Series 2015-C32, Class A4	3.329	11/15/48	19,126	18,864,258

See Notes to Financial Statements.

PGIM Fixed Income ETFs 281

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882%	12/15/49	3,535	$3,401,388
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP01, Class A5	3.914	01/15/49	9,620	9,430,536
Series 2016-JP02, Class ASB	2.713	08/15/49	2,423	2,377,103
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4	3.526	12/15/47	5,229	5,202,741
Series 2015-C21, Class A3	3.077	03/15/48	12,354	12,270,907
Series 2015-C21, Class A4	3.338	03/15/48	5,679	5,604,520
Series 2015-C23, Class A3	3.451	07/15/50	17,190	16,988,694
Series 2015-C23, Class ASB	3.398	07/15/50	211	209,703
Series 2015-C24, Class A4	3.732	05/15/48	19,387	19,061,927
Series 2015-C25, Class A5	3.635	10/15/48	10,333	10,129,282
Series 2015-C26, Class A5	3.531	10/15/48	10,600	10,379,697
Series 2015-C27, Class A3	3.473	12/15/47	4,062	4,006,661
Series 2016-C30, Class A5	2.860	09/15/49	12,334	11,795,132
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4	3.779(cc)	05/15/48	10,220	10,051,674
Series 2020-HR08, Class A1	0.932	07/15/53	728	711,454
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.401(c)	01/15/36	17,410	16,584,550
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A3	3.572	09/15/58	4,017	3,959,363
Series 2015-LC22, Class A4	3.839	09/15/58	8,000	7,866,741
Series 2015-NXS01, Class A5	3.148	05/15/48	12,831	12,649,561
Series 2015-NXS02, Class A2	3.020	07/15/58	48	47,799
Series 2015-NXS02, Class A4	3.498	07/15/58	10,300	10,157,575
Series 2016-C34, Class ASB	2.911	06/15/49	1,470	1,443,557
Series 2016-C36, Class A3	2.807	11/15/59	12,385	11,947,357
Series 2016-NXS05, Class A5	3.372	01/15/59	4,920	4,820,106

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $670,320,613)				681,590,449

CORPORATE BONDS 45.0%

Aerospace & Defense 1.2%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.000	03/26/27	10,290	10,394,375
GE Capital Funding LLC,
Gtd. Notes	3.450	05/15/25	27,342	26,966,809

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

General Dynamics Corp.,
Gtd. Notes	2.625%	11/15/27	5,120	$4,881,278
RTX Corp.,
Sr. Unsec’d. Notes	5.000	02/27/26	8,000	8,047,200
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	41,022,647

				91,312,309

Agriculture 0.4%

Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,689,539
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	14,000	14,051,568

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	10,000	10,096,169

				30,837,276

Auto Manufacturers 6.7%

American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	9,750	9,784,031
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	5.966(c)	08/14/25	10,000	10,011,351
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.700%	6.066(c)	11/22/24	35,000	35,030,500
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	7,000	6,926,604
Gtd. Notes, 144A, SOFR Index + 0.550%	5.921(c)	04/02/26	20,000	19,999,668
Gtd. Notes, 144A, SOFR Index + 0.620%	5.986(c)	08/11/25	20,000	20,023,890
Gtd. Notes, 144A, SOFR Index + 0.840%	6.211(c)	04/01/25	11,390	11,417,462
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	5.000	01/15/27	9,070	9,151,397
Gtd. Notes, 144A	5.150	01/16/26	14,000	14,077,566
Gtd. Notes, 144A, SOFR + 0.960%	6.330(c)	09/25/27	24,000	24,042,494
General Motors Financial Co., Inc.,
Gtd. Notes	3.500	11/07/24	9,700	9,660,637
Sr. Unsec’d. Notes	5.400	05/08/27	9,375	9,543,800
Sr. Unsec’d. Notes, SOFR Index + 1.050%	6.429(c)	07/15/27	30,000	29,958,829
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	6.410(c)	03/19/27	16,670	16,705,414
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	6.410(c)	06/24/27	40,000	40,060,396
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	4.800	03/30/26	35,000	35,139,335

See Notes to Financial Statements.

PGIM Fixed Income ETFs 283

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Mercedes-Benz Finance North America LLC (Germany), (cont’d.)
Gtd. Notes, 144A	5.375%	11/26/25	8,500	$8,576,996
Gtd. Notes, 144A, SOFR + 0.630%	5.998(c)	07/31/26	13,000	13,010,148
Gtd. Notes, 144A, SOFR + 0.670%	6.041(c)	01/09/26	13,000	13,007,150
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,777,300
Sr. Unsec’d. Notes, MTN	4.450	03/30/26	15,000	15,046,453
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	15,018,471
Sr. Unsec’d. Notes, SOFR + 0.770%	6.135(c)	08/07/26	6,000	6,031,407
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,954,040
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,632,580
Sr. Unsec’d. Notes, MTN, SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.930(c)	06/09/25	20,000	20,025,340
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950	06/06/25	13,250	13,125,985
Gtd. Notes, 144A	6.000	11/16/26	50,000	51,285,235

				505,024,479

Banks 8.2%

Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	5.930(c)	03/18/26	13,500	13,511,205
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	6.179(c)	01/18/27	33,600	33,718,897
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%	5.819(c)	03/13/26	12,625	12,629,076
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.780%	6.149(c)	06/04/27	30,000	29,900,775
Sr. Unsec’d. Notes, MTN, SOFR + 0.460%	5.830(c)	01/10/25	7,750	7,753,878
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.270(c)	04/11/25	4,750	4,765,585
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A, SOFR Index + 0.410%	5.776(c)	02/04/25	20,000	20,000,502
Sr. Preferred Notes, 144A, SOFR + 1.130%	6.500(c)	01/23/27	10,890	10,935,899
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR Index + 0.420%	5.789(c)	10/18/24	10,000	10,002,725
Citibank NA,
Sr. Unsec’d. Notes, SOFR + 0.805%	6.176(c)	09/29/25	52,000	52,170,237
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	5.316	03/13/26	25,000	25,306,042

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Commonwealth Bank of Australia (Australia), (cont’d.)
Sr. Unsec’d. Notes, 144A, SOFR + 0.630%	6.000%(c)	01/10/25	28,500	$28,539,378
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, SOFR Index + 0.620%	5.986(c)	08/28/26	12,920	12,936,380
Sr. Preferred Notes, SOFR Index + 0.710%	6.079(c)	03/05/27	15,000	15,021,097
Sr. Preferred Notes, SOFR Index + 0.710%	6.080(c)	01/09/26	28,500	28,555,615
DNB Bank ASA (Norway),
Sr. Non-Preferred Notes, 144A	5.896(ff)	10/09/26	25,000	25,229,300
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,884,020
Morgan Stanley,
Sr. Unsec’d. Notes, MTN	4.679(ff)	07/17/26	41,019	40,841,273
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,175,400
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	32,154,970
Sr. Unsec’d. Notes, 144A, SOFR + 0.650%	6.019(c)	12/10/25	14,286	14,326,356
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.820(c)	03/22/25	9,000	9,042,030
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A	4.750	09/22/25	10,500	10,498,025
Sr. Preferred Notes, 144A, SOFR + 0.740%	6.110(c)	03/19/27	5,556	5,559,945
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.340%	5.710(c)	10/07/24	10,000	10,001,108
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	5.894(c)	01/20/26	10,000	9,990,113
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	5.938(c)	04/27/26	7,027	7,011,695
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	6.319(c)	01/19/27	20,000	20,089,396
State Street Corp.,
Sr. Unsec’d. Notes	4.993	03/18/27	22,500	22,876,781
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%	5.808(c)	09/16/24	7,500	7,500,333
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.719(c)	09/10/24	8,000	8,000,054
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.375	01/13/25	20,000	19,687,566
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	9,961,199
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	15,000	15,154,386

See Notes to Financial Statements.

PGIM Fixed Income ETFs 285

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%	6.080%(c)	01/15/26	12,800	$12,825,120

				618,556,361

Beverages 1.6%

Diageo Capital PLC (United Kingdom),
Gtd. Notes	5.200	10/24/25	17,000	17,101,213
Keurig Dr. Pepper, Inc.,
Gtd. Notes, SOFR Index + 0.880%	6.249(c)	03/15/27	26,000	26,110,972
PepsiCo, Inc.,
Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,516,669
Sr. Unsec’d. Notes	5.250	11/10/25	50,000	50,538,774

				120,267,628

Biotechnology 0.9%

Amgen, Inc.,
Sr. Unsec’d. Notes	1.900	02/21/25	23,000	22,645,299
Sr. Unsec’d. Notes	5.250	03/02/25	13,250	13,251,200
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.500	02/01/25	30,000	29,793,715

				65,690,214

Building Materials 0.1%

Owens Corning,
Sr. Unsec’d. Notes	5.500	06/15/27	7,976	8,179,631

Chemicals 1.0%

Linde, Inc.,
Gtd. Notes	4.700	12/05/25	28,500	28,571,380
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	06/21/27	20,000	20,345,420
Sr. Unsec’d. Notes	5.900	11/07/24	13,270	13,276,249
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,337,738

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.250%	08/08/25	5,500	$5,468,694

				74,999,481

Commercial Services 0.0%

Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	1,478	1,465,038

Computers 1.8%

Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	16,000	15,842,221
Sr. Unsec’d. Notes	3.250	02/23/26	13,150	12,970,522
IBM International Capital Pte Ltd.,
Gtd. Notes	4.700	02/05/26	20,000	20,061,169
International Business Machines Corp.,
Sr. Unsec’d. Notes	4.500	02/06/26	37,000	37,022,333
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	50,000	48,693,215

				134,589,460

Cosmetics/Personal Care 0.4%

Colgate-Palmolive Co.,
Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,661,234
Kenvue, Inc.,
Gtd. Notes	5.350	03/22/26	12,500	12,681,595
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	4.250	08/12/27	13,650	13,712,189

				33,055,018

Distribution/Wholesale 0.0%

W.W. Grainger, Inc.,
Sr. Unsec’d. Notes	1.850	02/15/25	2,000	1,968,520

See Notes to Financial Statements.

PGIM Fixed Income ETFs 287

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.1%

LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A	4.875%	03/28/27	7,140	$7,196,316

Electric 3.1%

Alliant Energy Finance LLC,
Gtd. Notes, 144A	5.400	06/06/27	10,710	10,924,784
DTE Electric Co.,
General Ref. Mortgage	4.850	12/01/26	42,750	43,349,986
DTE Energy Co.,
Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,229,408
Sr. Unsec’d. Notes	4.950	07/01/27	14,625	14,784,988
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,428,699
Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,304,490
Florida Power & Light Co.,
Sr. Unsec’d. Notes	4.450	05/15/26	16,500	16,530,451
Georgia Power Co.,
Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,852,825
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	6.051	03/01/25	21,750	21,834,341
Gtd. Notes, SOFR Index + 0.760%	6.128(c)	01/29/26	30,000	30,117,213
Southern California Edison Co.,
First Mortgage	5.350	03/01/26	12,000	12,140,815
First Mortgage, Series C	4.200	06/01/25	14,250	14,152,406
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26	23,000	23,015,956
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	6,013,987

				234,680,349

Electronics 1.3%

Amphenol Corp.,
Sr. Unsec’d. Notes	4.750	03/30/26	3,750	3,761,934
Sr. Unsec’d. Notes	5.050	04/05/27	10,000	10,189,067
Fortive Corp.,
Sr. Unsec’d. Notes	3.150	06/15/26	25,000	24,333,920

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics (cont’d.)

Honeywell International, Inc.,
Sr. Unsec’d. Notes	4.650%	07/30/27	34,000	$34,448,374
Tyco Electronics Group SA,
Gtd. Notes	4.500	02/13/26	23,250	23,274,227

				96,007,522

Foods 1.1%

Kroger Co. (The),
Sr. Unsec’d. Notes	4.600	08/15/27	9,380	9,405,114
Sr. Unsec’d. Notes	4.700	08/15/26	8,700	8,725,924
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	4.250	09/15/25	13,750	13,672,652
Mondelez International, Inc.,
Sr. Unsec’d. Notes	1.500	05/04/25	15,305	14,950,750
Nestle Holdings, Inc.,
Gtd. Notes, 144A	4.000	09/12/25	11,725	11,669,773
Gtd. Notes, 144A	5.250	03/13/26	20,000	20,286,374

				78,710,587

Healthcare-Products 0.1%

Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes	5.150	03/20/27	6,133	6,215,648

Healthcare-Services 1.0%

Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/27	7,400	7,445,750
Roche Holdings, Inc.,
Gtd. Notes, 144A	5.265	11/13/26	60,000	61,229,650
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,794,612

				74,470,012

Insurance 3.2%

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.500	04/04/25	8,000	7,913,439

See Notes to Financial Statements.

PGIM Fixed Income ETFs 289

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Corebridge Global Funding,
Sec’d. Notes, 144A	4.650%	08/20/27	10,000	$10,047,112
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	6.671(c)	09/25/26	30,000	30,230,087
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,250	23,108,242
Sec’d. Notes, 144A, MTN, SOFR Index + 0.700%	6.069(c)	06/11/27	19,000	19,032,902
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%	5.940(c)	04/09/26	14,000	13,999,550
New York Life Global Funding,
Sec’d. Notes, 144A, MTN	3.600	08/05/25	19,750	19,557,114
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.670%	6.041(c)	04/02/27	30,000	30,018,727
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,818,314
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	6.266(c)	08/28/25	27,000	27,109,983
Protective Life Global Funding,
Sec’d. Notes, 144A	4.992	01/12/27	19,000	19,232,734
Sec’d. Notes, 144A, SOFR + 1.050% (Cap N/A, Floor 0.000%)	6.419(c)	12/11/24	20,000	20,034,804
Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.070(c)	04/10/26	10,000	10,007,518

				238,110,526

Internet 0.4%

Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.600	12/01/25	32,000	32,104,891

Iron/Steel 0.1%

Nucor Corp.,
Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,939,802

Machinery-Construction & Mining 0.2%

Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	4.800	01/06/26	15,000	15,077,668

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.6%

CNH Industrial Capital LLC,
Gtd. Notes	3.950%	05/23/25	12,500	$12,382,637
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/09/26	29,000	29,168,965

				41,551,602

Media 0.7%

Comcast Corp.,
Gtd. Notes	3.150	03/01/26	12,301	12,070,240
Gtd. Notes	5.250	11/07/25	7,250	7,303,132
Walt Disney Co. (The),
Gtd. Notes	3.700	10/15/25	30,000	29,755,761

				49,129,133

Mining 0.5%

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	4.875	02/27/26	30,000	30,123,975
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	5.300	03/15/26	10,000	10,093,227

				40,217,202

Miscellaneous Manufacturing 0.3%

3M Co.,
Sr. Unsec’d. Notes	2.000	02/14/25	20,699	20,410,619

Oil & Gas 0.2%

Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	5.100	03/29/26	14,250	14,386,605

Oil & Gas Services 0.3%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	5.000	05/29/27	23,750	24,090,548

See Notes to Financial Statements.

PGIM Fixed Income ETFs 291

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 0.7%

Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	4.800%	02/26/27	25,000	$25,330,167
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.900	02/22/27	7,500	7,620,396
Sr. Unsec’d. Notes	4.950	02/20/26	9,250	9,334,966
Sr. Unsec’d. Notes, SOFR + 0.490%	5.856(c)	02/20/26	6,170	6,185,015

				48,470,544

Pipelines 2.0%

Enbridge, Inc. (Canada),
Gtd. Notes	5.250	04/05/27	19,000	19,310,910
Enterprise Products Operating LLC,
Gtd. Notes	3.750	02/15/25	20,000	19,872,384
Gtd. Notes	4.600	01/11/27	20,000	20,163,333
Gtd. Notes	5.050	01/10/26	14,750	14,871,906
MPLX LP,
Sr. Unsec’d. Notes	4.875	06/01/25	17,496	17,460,465
ONEOK, Inc.,
Gtd. Notes	5.550	11/01/26	7,000	7,131,567
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,692,402
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	40,000	40,394,802

				148,897,769

Real Estate Investment Trusts (REITs) 1.6%

Kimco Realty OP LLC,
Gtd. Notes	3.300	02/01/25	7,000	6,935,339
Public Storage Operating Co.,
Gtd. Notes, SOFR Index + 0.700%	6.070(c)	04/16/27	19,773	19,827,315
Realty Income Corp.,
Sr. Unsec’d. Notes	3.875	04/15/25	11,901	11,810,078
Welltower OP LLC,
Gtd. Notes	4.000	06/01/25	40,184	39,833,297
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.750	05/15/26	40,000	40,067,342

				118,473,371

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 1.6%

Dollar General Corp.,
Sr. Unsec’d. Notes	4.250%	09/20/24	6,750	$6,744,410
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,918,400
Sr. Unsec’d. Notes	4.875	06/25/27	21,700	22,112,175
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,957,230
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,543,836
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.300	07/01/25	16,249	16,045,989
Starbucks Corp.,
Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,729,841
Walmart, Inc.,
Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,682,280

				122,734,161

Semiconductors 0.8%

Analog Devices, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%	5.621(c)	10/01/24	2,000	2,000,002
Intel Corp.,
Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,787,178
Sr. Unsec’d. Notes	3.700	07/29/25	45,000	44,390,779

				56,177,959

Software 1.5%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	5,000	4,746,555
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,482,736
Intuit, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,984,988
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	11/15/24	11,000	10,942,464
Sr. Unsec’d. Notes	2.950	05/15/25	31,500	31,022,315

				115,179,058

See Notes to Financial Statements.

PGIM Fixed Income ETFs 293

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 0.8%

Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950%	02/28/26	19,573	$19,195,508
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	25,230,866
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.450	03/20/26	14,557	13,874,777

				58,301,151

Transportation 0.3%

Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,635,281
Union Pacific Corp.,
Sr. Unsec’d. Notes	4.750	02/21/26	16,000	16,074,782

				25,710,063

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
	5.750	05/24/26	17,500	17,748,280

TOTAL CORPORATE BONDS
(cost $3,358,535,235)				3,377,936,801

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.3%
Towd Point Mortgage Trust,
Series 2015-06, Class M1, 144A	3.750(cc)	04/25/55	4,816	4,765,200
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	4,196	4,093,954
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	4,729	4,620,314
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	6,361	6,049,607

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $19,693,728)				19,529,075

TOTAL LONG-TERM INVESTMENTS
(cost $5,524,163,386)				5,560,010,347

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 25.1%

AFFILIATED MUTUAL FUND 7.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $556,666,058)(wb)	556,666,058	$556,666,058

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 3.2%
Bank of America NA,
SOFR + 0.330%	5.680%(c)	04/03/25	15,000	15,005,764
SOFR + 0.350%	5.350(c)	07/30/25	10,000	10,000,048
Bank of Montreal	5.450	02/14/25	10,000	10,022,195
BNP Paribas SA	5.460	02/14/25	2,000	2,004,035
BNP Paribas SA	5.550	04/04/25	15,000	15,052,514
Canadian Imperial Bank of Commerce	6.000	10/18/24	30,000	30,019,575
Canadian Imperial Bank of Commerce, SOFR + 0.340% (Cap N/A, Floor 0.000%)	5.670(c)	06/04/25	31,000	31,018,449
Credit Industriel et Commercial	5.370	12/05/24	23,000	23,006,916
Mizuho Bank Ltd., SOFR + 0.200%	5.530(c)	11/21/24	20,000	20,002,978
Sumitomo Mitsui Trust Bank Ltd.	5.450	09/03/24	25,000	25,000,214
Svenska Handelsbanken, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/21/25	25,000	25,009,423
Swedbank AB, SOFR + 0.240%	5.570(c)	11/20/24	10,000	10,002,889
Toronto-Dominion Bank (The)	6.000	10/18/24	25,000	25,016,253

TOTAL CERTIFICATES OF DEPOSIT
(cost $240,999,960)				241,161,253

COMMERCIAL PAPER 14.1%
Alexandria Real Estate Equities, Inc.,
144A	5.523(n)	09/20/24	71,000	70,774,445
Alimentation Couche-Tard, Inc.,
144A	5.493(n)	09/11/24	19,000	18,965,111
144A	5.494(n)	09/26/24	8,000	7,966,792
144A	5.526(n)	09/16/24	15,000	14,960,919
144A	5.529(n)	09/24/24	10,000	9,961,590
American Honda Finance Corp.	5.639(n)	09/06/24	9,000	8,990,533
AT&T, Inc.,
144A	5.542(n)	09/05/24	32,000	31,971,048
Australia & New Zealand Banking Group Ltd.,
144A	5.405(n)	04/07/25	15,000	14,573,047

See Notes to Financial Statements.

PGIM Fixed Income ETFs 295

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Bank of America Securities, Inc.,
144A	5.522%(n)	05/28/25	35,000	$33,785,955
144A, SOFR + 0.580%	5.930(c)	10/11/24	14,500	14,507,563
Bank of Montreal,
144A, SOFR + 0.340%	5.670(c)	04/03/25	35,000	35,021,401
144A, SOFR + 0.350%	5.680(c)	07/22/25	19,000	19,003,068
144A, SOFR + 0.400%	5.730(c)	08/22/25	10,000	9,999,780
Bank of New York Mellon (The), SOFR + 0.350%	5.700(c)	05/09/25	15,000	15,009,852
Bell Canada,
144A	5.530(n)	09/19/24	18,000	17,946,023
144A	5.533(n)	09/10/24	25,000	24,958,651
144A	5.608(n)	09/25/24	27,000	26,894,951
Consolidated Edison Co. of New York, Inc.,
144A	5.618(n)	09/18/24	50,000	49,856,163
Dominion Resources, Inc.,
144A	5.486(n)	10/02/24	11,500	11,443,054
144A	5.498(n)	10/03/24	31,750	31,588,095
144A	5.546(n)	09/04/24	2,000	1,998,498
144A	5.575(n)	09/12/24	27,000	26,947,150
ERP Operating LP,
144A	5.427(n)	11/13/24	34,000	33,622,458
144A	5.433(n)	11/14/24	8,000	7,910,027
144A	5.435(n)	11/21/24	24,000	23,706,254
Glencore Funding LLC,
144A	5.453(n)	11/18/24	10,000	9,881,852
144A	5.611(n)	09/19/24	25,000	24,924,060
144A	5.636(n)	09/03/24	45,000	44,972,572
Hyundai Capital America,
144A	5.595(n)	09/12/24	15,000	14,970,531
ING (U.S.) Funding LLC,
144A	5.435(n)	11/27/24	15,000	14,810,405
144A, SOFR + 0.210%	5.540(c)	12/23/24	20,000	20,003,988
144A, SOFR + 0.350%	5.700(c)	07/28/25	30,000	29,999,510
Intercontinental Exchange, Inc.,
144A	5.518(n)	09/04/24	21,000	20,983,641
JPMorgan Securities LLC,
144A	5.630	04/29/25	17,000	17,066,813
144A, SOFR + 0.360%	5.710(c)	03/25/25	5,000	5,001,580
144A, SOFR + 0.380%	5.350(c)	07/29/25	45,000	45,004,618
Keurig Dr. Pepper, Inc.,
144A	5.553(n)	09/25/24	30,000	29,881,637

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
NextEra Energy Capital Holdings, Inc.,
144A	5.483%(n)	10/18/24	10,000	$9,926,409
Nutrien Ltd.,
144A	5.530(n)	09/04/24	10,000	9,992,407
PPG Industries, Inc.	5.547(n)	09/27/24	73,000	72,689,627
Royal Bank of Canada,
144A, SOFR + 0.340%	5.670(c)	06/05/25	20,000	20,010,459
Swedbank AB,
144A	5.435(n)	10/01/24	24,000	23,888,285
144A, SOFR + 0.350%	5.350(c)	07/21/25	30,000	30,007,806
Toronto-Dominion Bank (The),
144A, SOFR + 0.310%	5.660(c)	03/19/25	15,000	15,006,517
UDR, Inc.,
144A	5.462(n)	09/04/24	33,000	32,975,126
VW Credit, Inc.,
144A	5.514(n)	09/23/24	7,000	6,974,523

TOTAL COMMERCIAL PAPER
(cost $1,061,101,352)				1,061,334,794

CORPORATE BOND 0.4%

Diversified Financial Services

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes, MTN
(cost $27,090,000)	6.050%	03/12/25	27,090	27,061,795

TOTAL SHORT-TERM INVESTMENTS
(cost $1,885,857,370)				1,886,223,900

TOTAL INVESTMENTS 99.2%
(cost $7,410,020,756)				7,446,234,247
Other assets in excess of liabilities(z) 0.8%				60,857,613

NET ASSETS 100.0%				$7,507,091,860

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 297

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
24	3 Month SOFR	Sep. 2024	$5,677,650	$81,468
24	3 Month SOFR	Dec. 2024	5,704,950	64,694
16	3 Month SOFR	Mar. 2025	3,829,800	24,371
16	3 Month SOFR	Jun. 2025	3,849,800	8,621
16	3 Month SOFR	Sep. 2025	3,862,000	(617)
16	3 Month SOFR	Dec. 2025	3,869,000	(5,854)

				$172,683

Interest rate swap agreements outstanding at August 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
12,500	09/01/24	2.500%(S)	1 Day SOFR(1)(A)/ 5.320%	$5	$366,764	$366,759
6,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/ 5.320%	—	123,330	123,330
4,500	09/09/24	0.368%(S)	1 Day SOFR(1)(A)/ 5.320%	—	228,150	228,150
46,500	09/09/24	1.484%(S)	1 Day SOFR(1)(A)/ 5.320%	736	1,836,308	1,835,572
9,750	10/12/24	0.511%(S)	1 Day SOFR(1)(A)/ 5.320%	7	481,076	481,069
18,250	10/24/24	4.688%(A)	1 Day SOFR(1)(A)/ 5.320%	11,106	119,580	108,474
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/ 5.320%	33	365,712	365,679
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/ 5.320%	76,996	2,171,530	2,094,534

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Interest rate swap agreements outstanding at August 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/ 5.320%	$3,562	$696,270	$692,708
8,000	05/25/25	4.241%(A)	1 Day SOFR(1)(A)/ 5.320%	—	42,243	42,243
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/ 5.320%	68,999	432,074	363,075
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/ 5.320%	(149,013)	855,232	1,004,245
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/ 5.320%	37,404	721,926	684,522
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 5.320%	179,984	2,644,065	2,464,081
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 5.320%	(56,475)	2,992,730	3,049,205
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 5.320%	(6,320)	135,556	141,876
57,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 5.320%	127,168	194,011	66,843
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 5.320%	(7,080)	2,387,198	2,394,278
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 5.320%	2,780	637,962	635,182
45,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 5.320%	38,241	499,659	461,418
70,000	02/27/26	4.345%(A)	1 Day SOFR(1)(A)/ 5.320%	4,083	(10,824)	(14,907)
120,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 5.320%	141,143	(309,970)	(451,113)
4,700	03/02/26	4.030%(A)	1 Day SOFR(1)(A)/ 5.320%	(1,465)	(3,637)	(2,172)
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 5.320%	—	806,026	806,026
60,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 5.320%	123,045	(754,652)	(877,697)
8,700	08/21/26	3.781%(A)	1 Day SOFR(1)(A)/ 5.320%	830	(1,038)	(1,868)
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 5.320%	(143,793)	(1,690,968)	(1,547,175)
257,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 5.320%	1,812,259	1,593,938	(218,321)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 299

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Interest rate swap agreements outstanding at August 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
22,000	02/13/27	4.527%(A)	1 Day SOFR(1)(A)/ 5.320%	$—	$(405,169)	$(405,169)
39,000	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 5.320%	39,368	(454,366)	(493,734)
131,450	05/23/27	4.463%(A)	1 Day SOFR(1)(A)/ 5.320%	(629,641)	(2,626,151)	(1,996,510)
40,430	08/09/27	3.600%(A)	1 Day SOFR(1)(A)/ 5.320%	19,890	(8,962)	(28,852)
4,700	11/15/27	3.630%(A)	1 Day SOFR(1)(A)/ 5.320%	(1,401)	(11,924)	(10,523)

				$1,692,451	$14,053,679	$12,361,228

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$29,760,571	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles.	$—	$147,099,889	$—
Collateralized Loan Obligations	—	1,109,620,611	—
Consumer Loans.	—	35,998,550	—
Equipment	—	5,214,834	—
Home Equity Loans	—	19,792,161	—
Certificates of Deposit	—	163,227,977	—
Commercial Mortgage-Backed Securities	—	681,590,449	—
Corporate Bonds	—	3,377,936,801	—
Residential Mortgage-Backed Securities	—	19,529,075	—
Short-Term Investments
Affiliated Mutual Fund	556,666,058	—	—
Certificates of Deposit	—	241,161,253	—
Commercial Paper.	—	1,061,334,794	—
Corporate Bond	—	27,061,795	—

Total	$556,666,058	$6,889,568,189	$—

Other Financial Instruments*
Assets
Futures Contracts	$179,154	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	18,409,269	—

Total	$179,154	$18,409,269	$—

Liabilities
Futures Contracts	$(6,471)	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	(6,048,041)	—

Total	$(6,471)	$(6,048,041)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Collateralized Loan Obligations	14.8%
Commercial Paper	14.1

Commercial Mortgage-Backed Securities	9.1%
Banks	8.2

See Notes to Financial Statements.

PGIM Fixed Income ETFs 301

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Affiliated Mutual Fund	7.4%
Auto Manufacturers	6.7
Certificates of Deposit	5.4
Insurance	3.2
Electric	3.1
Pipelines	2.0
Automobiles	1.9
Computers	1.8
Retail	1.6
Beverages	1.6
Real Estate Investment Trusts (REITs)	1.6
Software	1.5
Electronics	1.3
Aerospace & Defense	1.2
Foods	1.1
Chemicals	1.0
Healthcare-Services	1.0
Biotechnology	0.9
Telecommunications	0.8
Semiconductors	0.8
Media	0.7
Pharmaceuticals	0.7
Machinery-Diversified	0.6
Mining	0.5
Consumer Loans	0.5
Diversified Financial Services	0.5

Cosmetics/Personal Care	0.4%
Internet	0.4
Agriculture	0.4
Transportation	0.3
Oil & Gas Services	0.3
Miscellaneous Manufacturing	0.3
Residential Mortgage-Backed Securities	0.3
Home Equity Loans	0.2
Trucking & Leasing	0.2
Machinery-Construction & Mining	0.2
Oil & Gas	0.2
Building Materials	0.1
Iron/Steel	0.1
Healthcare-Products	0.1
Equipment	0.1
Distribution/Wholesale	0.0	*
Commercial Services	0.0	*

	99.2
Other assets in excess of liabilities	0.8

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$179,154	*	Due from/to broker-variation margin futures	$6,471	*

Interest rate contracts	Due from/to broker-variation margin swaps	18,409,269	*	Due from/to broker-variation margin swaps	6,048,041	*

		$18,588,423			$6,054,512

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(12,064)	$31,804,335

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(83,710)	$(35,125,660)

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 222,656,827
Futures Contracts - Short Positions (1)	38,311,323
Interest Rate Swap Agreements (1)	1,969,916,000

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 303

PGIM Ultra Short Bond ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $6,853,354,698)	$6,889,568,189
Affiliated investments (cost $556,666,058)	556,666,058
Dividends and interest receivable	56,834,416
Deposit with broker for centrally cleared/exchange-traded derivatives	29,760,571
Receivable for Fund shares sold	4,977,024
Due from broker—variation margin swaps	546,003
Due from broker—variation margin futures	4,800

Total Assets	7,538,357,061

Liabilities

Payable for investments purchased	30,340,380
Management fee payable	924,821

Total Liabilities	31,265,201

Net Assets	$7,507,091,860

Net assets were comprised of:
Common Stock, at par	$150,875
Paid-in capital in excess of par	7,473,938,729
Total distributable earnings (loss)	33,002,256

Net assets, August 31, 2024	$7,507,091,860

Net asset value, offering price and redemption price per share,
($7,507,091,860 ÷ 150,875,000 shares of common stock issued and outstanding)	$49.76

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$321,253,478
Affiliated dividend income	15,493,758
Affiliated income from securities lending, net	60,486

Total income	336,807,722

Expenses
Management fee	9,326,829
Less: Fee waiver and/or expense reimbursement	(73,863)

Net expenses	9,252,966

Net investment income (loss)	327,554,756

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $2,319)	1,247,906
Futures transactions	(12,064)
Swap agreement transactions	31,804,335

33,040,177

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,624))	64,123,587
Futures	(83,710)
Swap agreements	(35,125,660)
Foreign currencies	(9)

28,914,208

Net gain (loss) on investment and foreign currency transactions	61,954,385

Net Increase (Decrease) In Net Assets Resulting From Operations	$389,509,141

See Notes to Financial Statements.

PGIM Fixed Income ETFs 305

PGIM Ultra Short Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$327,554,756	$167,442,528

Net realized gain (loss) on investment and foreign currency transactions	33,040,177	8,739,193

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,914,208	36,277,220

Net increase (decrease) in net assets resulting from operations	389,509,141	212,458,941

Dividends and Distributions

Distributions from distributable earnings	(352,229,903)	(180,412,893)

Fund share transactions

Net proceeds from shares sold (95,600,000 and 83,825,000 shares, respectively)	4,736,810,905	4,124,297,024

Cost of shares purchased (51,500,000 and 26,725,000 shares, respectively)	(2,550,800,144)	(1,314,866,665)

Net increase (decrease) in net assets from Fund share transactions	2,186,010,761	2,809,430,359

Total increase (decrease)	2,223,289,999	2,841,476,407

Net Assets:

Beginning of year	5,283,801,861	2,442,325,454

End of year	$7,507,091,860	$5,283,801,861

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Financial Highlights

			Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$49.49	$49.17	$49.71	$49.93	$50.15
Income (loss) from investment operations:
Net investment income (loss)	2.61	2.09	0.62	0.64	1.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.50	0.46	(0.52)	(0.15)	(0.08)
Total from investment operations	3.11	2.55	0.10	0.49	0.98
Less Dividends and Distributions:
Dividends from net investment income	(2.84)	(2.23)	(0.64)	(0.71)	(1.20)
Net asset value, end of year	$49.76	$49.49	$49.17	$49.71	$49.93
Total Return(b):	6.51%	5.31%	0.21%	0.98%	1.99%

Ratios/Supplemental Data:
Net assets, end of year (000)	$7,507,092	$5,283,802	$2,442,325	$1,876,539	$1,039,888
Average net assets (000)	$6,218,491	$3,951,487	$2,267,793	$1,320,282	$883,274
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.27%	4.24%	1.25%	1.27%	2.12%
Portfolio turnover rate(d)	40%	25%	9%	10%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 307

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.9%

MUNICIPAL BONDS

Arizona 4.1%

Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000%(cc)	02/01/58	1,000	$1,036,474

California 8.4%

Bay Area Toll Auth. Rev.,
San Francisco Bay Area, Series B, Rfdg. (Mandatory put date 04/01/25)	2.850(cc)	04/01/47	500	499,071
California Infrast. & Econ. Dev. Bank Rev.,
Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	880	847,887
California St.,
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	775	768,088

				2,115,046

Colorado 1.2%

Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys., Sunbelt Oblig. Grp., Series B (Mandatory put date 11/20/25)	5.000(cc)	11/15/48	290	297,003

Florida 1.6%

Palm Beach Cnty. Hsg. Fin. Auth. Rev.,
Lakeside Commons (Mandatory put date 04/01/25)	5.000(cc)	04/01/26	400	404,368

Idaho 7.9%

American Falls Reservoir Dist. Rev., Rfdg.	3.950(cc)	02/01/25	1,000	1,000,000
Nez Perce Cnty. Rev.,
Potlatch Corp. Proj., Rfdg.	2.750	10/01/24	1,000	998,628

				1,998,628

Illinois 17.3%

Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/27	1,000	1,005,078
Illinois Fin. Auth. Rev.,
Mercy Hlth. Sys. Oblig. Grp., Rfdg.	5.000	12/01/26	250	257,120
Westminster Vlg., Series A, Rfdg.	4.500	05/01/28	1,000	987,166

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois Hsg. Dev. Auth. Rev.,
1203 N Calif. Avenue (Mandatory put date 02/01/25)	5.000%(cc)	02/01/26	250	$252,183
Illinois St.,
Series B, GO, Rfdg.	5.000	03/01/25	835	843,102
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/40	1,000	1,009,208

				4,353,857

Indiana 3.4%

Indiana Fin. Auth. Rev.,
Indiana Univ. Hlth. Oblig. Grp., Series B (Mandatory Put Date 07/01/25)	2.250(cc)	12/01/58	860	851,717

Kentucky 6.9%

Kentucky Econ. Dev. Fin. Auth. Rev.,
Catholic Hlth., Series C, Rfdg.	3.650(cc)	05/01/34	1,000	1,000,000
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	501,394
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	235	235,277

				1,736,671

Massachusetts 4.1%

Massachusetts Dev. Fin. Agcy. Rev.,
Dexter Southfield., Rfdg.	5.000	05/01/30	1,035	1,046,702

Minnesota 0.4%

Hennepin Cnty. Hsg. & Redev. Auth. Rev.,
Talmage Oakland Proj., Series A (Mandatory Put Date 09/01/24)	4.100(cc)	09/01/25	100	100,000

Missouri 2.4%

Missouri Joint Muni. Elec. Util. Commn. Rev.,
Iatan 2 Proj., Series A, Rfdg.	5.000	12/01/35	600	605,151

New Mexico 2.6%

New Mexico Muni. Energy Acq. Auth. Rev.,
Series A, Rfdg. (Mandatory put date 05/01/25)	5.000(cc)	11/01/39	660	666,359

See Notes to Financial Statements.

PGIM Fixed Income ETFs 309

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 13.0%

Amherst Indl. Dev. Agcy. Rev.,
Sutton Place Preservation LP Proj. (Mandatory put date 04/01/25)	3.900%(cc)	04/01/26	700	$701,857
New York Convention Ctr. Dev. Corp. Rev.,
Hotel Unit Fee Sec’d., Rfdg.	5.000	11/15/40	1,000	1,012,332
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguar Arpt. Term. C&D Redev.	5.000	01/01/25	1,060	1,063,553
Port Auth. of NY & NJ Rev.,
Consol., Series 188, Rfdg., AMT	5.000	05/01/25	500	506,873

				3,284,615

Pennsylvania 4.0%

Pennsylvania Tpke. Commn. Rev.,
Series A-1, Rfdg.	5.000	12/01/40	1,000	1,008,028

South Carolina 3.0%

SCAGO Edl. Facs. Corp. for Pickens Sch. Dist. Rev.,
Rfdg.	5.000	12/01/30	750	760,049

Tennessee 4.0%

Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	1,000	1,004,947

Texas 8.6%

Austin Arpt. Sys. Rev.,
AMT	5.000	11/15/39	1,000	1,000,237
Birdville Independent Sch. Dist.,
Series A, GO, PSFG	5.000	02/15/40	1,000	1,004,758
Travis Cnty. Hsg. Fin. Corp. Rev.,
Kensington Apts. (Mandatory put date 08/01/25)	3.750(cc)	08/01/26	150	150,765

				2,155,760

Washington 0.5%

Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	115	116,691

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 2.5%

Pub. Fin. Auth. Rev. Rev.,
Triad Edu. Svcs., Inc.	4.000%	06/15/26	370	$372,981
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Marshfield Clinic Hlth. Sys., Inc., Series A	5.000	02/15/25	250	252,046

				625,027

TOTAL LONG-TERM INVESTMENTS (cost $24,093,396)				24,167,093

			Shares
SHORT-TERM INVESTMENT 3.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $784,126)(wb)			784,126	784,126

TOTAL INVESTMENTS 99.0% (cost $24,877,522)				24,951,219
Other assets in excess of liabilities 1.0%				248,608

NET ASSETS 100.0%				$25,199,827

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 311

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (continued)

as of August 31, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Arizona	$—	$1,036,474	$—
California	—	2,115,046	—
Colorado	—	297,003	—
Florida	—	404,368	—
Idaho	—	1,998,628	—
Illinois	—	4,353,857	—
Indiana	—	851,717	—
Kentucky	—	1,736,671	—
Massachusetts	—	1,046,702	—
Minnesota	—	100,000	—
Missouri	—	605,151	—
New Mexico	—	666,359	—
New York	—	3,284,615	—
Pennsylvania	—	1,008,028	—
South Carolina	—	760,049	—
Tennessee.	—	1,004,947	—
Texas	—	2,155,760	—
Washington	—	116,691	—
Wisconsin	—	625,027	—
Short-Term Investment
Affiliated Mutual Fund	784,126	—	—

Total	$784,126	$24,167,093	$—

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Transportation	19.9%
Healthcare	14.9
Education	12.0
Development	10.5
General Obligation	10.4
Pre-pay Gas	9.6
Corporate Backed IDB & PCR	8.2
Power	6.4

Special Tax/Assessment District	4.0%
Affiliated Mutual Fund	3.1

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Statement of Assets & Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $24,093,396)	$24,167,093
Affiliated investments (cost $784,126)	784,126
Dividends and interest receivable	251,803

Total Assets	25,203,022

Liabilities

Management fee payable	3,195

Net Assets	$25,199,827

Net assets were comprised of:
Common stock, at par	$500
Paid-in capital in excess of par	25,024,500
Total distributable earnings (loss)	174,827

Net assets, August 31, 2024	$25,199,827

Net asset value, offering price and redemption price per share.
($25,199,827 ÷ 500,000 shares of common stock issued and outstanding)	$50.40

See Notes to Financial Statements.

PGIM Fixed Income ETFs 313

PGIM Ultra Short Municipal Bond ETF

Statement of Operations

For the Period June 24, 2024* through August 31, 2024

Net Investment Income (Loss)

Income
Interest income	$197,570
Affiliated dividend income	9,264

Total income	206,834

Expenses
Management fee	6,999

Net investment income (loss)	199,835

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on investments	73,697

Net gain (loss) on investment transactions	73,697

Net Increase (Decrease) In Net Assets Resulting From Operations	$273,532

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Statement of Changes in Net Assets

June 24, 2024* through August 31, 2024
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$199,835

Net change in unrealized appreciation (depreciation) on investments	73,697

Net increase (decrease) in net assets resulting from operations	273,532

Dividends and Distributions

Distributions from distributable earnings	(98,705)

Fund share transactions

Net proceeds from shares sold (500,000 shares)	25,025,000

Total increase (decrease)	25,199,827

Net Assets:

Beginning of period	—

End of period	$25,199,827

*	Commencement of operations.

See Notes to Financial Statements.

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PGIM Ultra Short Municipal Bond ETF

Financial Highlights

	June 24, 2024(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.40
Net realized and unrealized gain (loss) on investment transactions	0.20
Total from investment operations	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.20)
Net asset value, end of period	$50.40
Total Return(c):	1.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,200
Average net assets (000)	$25,113
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.15	%(e)
Expenses before waivers and/or expense reimbursement	0.15	%(e)
Net investment income (loss)	4.28	%(e)
Portfolio turnover rate(f)	24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM AAA CLO ETF, PGIM Active Aggregate Bond ETF, PGIM Active High Yield Bond ETF, PGIM Floating Rate Income ETF, PGIM Municipal Income Opportunities ETF, PGIM Short Duration High Yield ETF, PGIM Short Duration Multi-Sector Bond ETF, PGIM Total Return Bond ETF, PGIM Ultra Short Bond ETF and PGIM Ultra Short Municipal Bond ETF (each a “Fund” and collectively, the “Funds”). All the Funds are classified as diversified funds with the exception of PGIM AAA CLO ETF which is classified as non-diversified for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM AAA CLO ETF (“AAA CLO”)	Seeks to maximize total return, through a combination of current income and capital appreciation.
PGIM Active Aggregate Bond ETF (“Active Aggregate Bond”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Active High Yield Bond ETF (“Active High Yield Bond”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Floating Rate Income ETF (“Floating Rate Income”)	Primary investment objective is to maximize current income. Secondary objective is to seeks capital appreciation when consistent with primary objective.
PGIM Municipal Income Opportunities ETF (“Municipal Income Opportunities”)	Seeks total return through a combination of current income and capital appreciation.*
PGIM Short Duration High Yield ETF (“Short Duration High Yield”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Short Duration Multi-Sector Bond ETF (“Short Duration Multi-Sector Bond”)	Provide total return.
PGIM Total Return Bond ETF (“Total Return Bond”)	Seeks total return.

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Notes to Financial Statements (continued)

Fund	Investment Objective(s)
PGIM Ultra Short Bond ETF (“Ultra Short Bond”)	Seeks total return through a combination of current income and capital appreciation, consistent with preservation of capital.
PGIM Ultra Short Municipal Bond ETF (“Ultra Short Municipal Bond”)	Seeks total return through a combination of current income and capital appreciation.*

*

Effective on or about October 30, 2024, the Fund’s investment objective will change from “seek total return through a combination of current income and capital appreciation“ to “seek total return through a combination of current income that is exempt from federal income taxes and capital appreciation.”

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds’ hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds’ investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds’ to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Fixed Income ETFs 319

Notes to Financial Statements (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial

PGIM Fixed Income ETFs 321

Notes to Financial Statements (continued)

instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When each Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as

“variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an

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Notes to Financial Statements (continued)

emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These

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Notes to Financial Statements (continued)

adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Funds, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Funds held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

PGIM Fixed Income ETFs 327

Notes to Financial Statements (continued)

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each Funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below. The Manager has voluntarily agreed

PGIM Fixed Income ETFs 329

Notes to Financial Statements (continued)

to reduce a portion of the Funds’ respective unitary management fees through December 31, 2024, which are disclosed on the Statement of Operations. Any such management fee reduction will not be subject to recoupment by the Manager.

Fund	Unitary Fee Rate
AAA CLO	0.19%
Active Aggregate Bond	0.19%
Active High Yield Bond	0.39%*
Floating Rate Income	0.72%
Municipal Income Opportunities	0.25%
Short Duration High Yield	0.45%
Short Duration Multi-Sector Bond	0.40%
Total Return Bond	0.49%
Ultra Short Bond	0.15%
Ultra Short Municipal Bond	0.15%

*	Effective March 8, 2024. Prior to March 8, 2024, the unitary fee was 0.53% of the Fund’s average daily net assets.

The Manager has entered into subadvisory agreements (Subadvisory Agreements) with PGIM, Inc., which provides subadvisory services to the Funds through its business unit PGIM Fixed Income (and, for the AAA CLO, Floating Rate Income, Short Duration High Yield, Short Duration Multi-Sector Bond, Total Return Bond, and Ultra Short Bond, PGIM Limited) (the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended August 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

AAA CLO	$416,395,774	$122,051,284

Active Aggregate Bond	14,830,533	20,774,764

Active High Yield Bond	50,064,153	42,862,823

Floating Rate Income	84,319,185	77,604,459

Municipal Income Opportunities	31,587,117	7,007,173

Short Duration High Yield	33,609,304	11,460,955

Short Duration Multi-Sector Bond	19,312,796	12,149,244

Total Return Bond	309,377,879	171,894,604

Ultra Short Bond	3,281,491,466	1,868,497,696

Ultra Short Municipal Bond	24,346,724	4,915,000

The aggregate cost of purchases and proceeds from sales of in-kind creation and redemption transactions for the year ended August 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

AAA CLO	$2,320,655	$—

Active Aggregate Bond	—	—

Active High Yield Bond	26,806,830	13,933,669

Floating Rate Income	—	—

Municipal Income Opportunities	—	—

Short Duration High Yield	—	—

Short Duration Multi-Sector Bond	—	—

Total Return Bond	—	—

Ultra Short Bond	—	—

Ultra Short Municipal Bond	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended August 31, 2024, is presented as follows:

PGIM Fixed Income ETFs 331

Notes to Financial Statements (continued)

AAA CLO

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$5,633,877	$216,729,112	$203,028,719	$—	$—	$19,334,270	19,334,270	$374,826

Active Aggregate Bond

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$556,512	$7,669,931	$7,792,392	$—	$—	$434,051	434,051	$15,646

Active High Yield Bond

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)

$2,094,768	$38,790,188	$37,769,601	$—	$—	$3,115,355	3,115,355	$117,241

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wb)
—	1,197,738	1,197,757	—	19	—	—	253(2)
$2,094,768	$39,987,926	$38,967,358	$—	$19	$3,115,355		$117,494

Floating Rate Income

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$3,882,660	$44,005,441	$45,502,460	$—	$—	$2,385,641	2,385,641	$141,477

Municipal Income Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$—	$29,046,091	$28,921,541	$—	$—	$124,550	124,550	$20,208

Short Duration High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$—	$33,238,231	$32,242,237	$—	$—	$995,994	995,994	$41,102

Short Duration Multi-Sector Bond

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$348,680	$11,903,053	$11,958,318	$—	$—	$293,415	293,415	$23,857

Total Return Bond

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)

$370,989	$160,552,173	$159,434,559	$—	$—	$1,488,603	1,488,603	$327,100

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wb)
—	50,372	50,382	—	10	—	—	41(2)
$370,989	$160,602,545	$159,484,941	$—	$10	$1,488,603		$327,141

PGIM Fixed Income ETFs 333

Notes to Financial Statements (continued)

Ultra Short Bond

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)

$40,386,021	$4,821,313,655	$4,305,033,618	$ —	$ —	$556,666,058	556,666,058	$15,493,758

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wb)
8,252,968	296,786,097	305,039,760	(1,624)	2,319	—	—	60,486(2)
$48,638,989	$5,118,099,752	$4,610,073,378	$(1,624)	$2,319	$556,666,058		$15,554,244

Ultra Short Municipal Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)
$—	$25,469,790	$24,685,664	$—	$—	$784,126	784,126	$9,264

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Fund.

For the year ended August 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
AAA CLO	$ —	$—
Active Aggregate Bond	—	—
Active High Yield Bond (a)	410,979	(410,979)
Floating Rate Income	—	—
Municipal Income Opportunities	—	—
Short Duration High Yield (b)	3,275	(3,275)
Short Duration Multi-Sector Bond (c)	634	(634)
Total Return Bond	—	—
Ultra Short Bond	—	—
Ultra Short Municipal Bond	—	—

(a)	Redemptions In Kind Adjustments.
(b)	Non deductible expense.
(c)	Prior year post financial statement adjustments.

For the year ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions
AAA CLO	$11,088,809	$—	$—	$ —	$ 11,088,809
Active Aggregate Bond	1,785,302	—	—	—	1,785,302
Active High Yield Bond	9,649,024	—	—	—	9,649,024
Floating Rate Income	5,796,639	—	—	—	5,796,639
Municipal Income Opportunities	19,181	—	—	89,169	108,350
Short Duration High Yield	1,291,648	—	—	—	1,291,648
Short Duration Multi-Sector Bond	1,836,810	—	—	—	1,836,810
Total Return Bond	8,478,904	—	—	—	8,478,904
Ultra Short Bond	352,229,903	—	—	—	352,229,903
Ultra Short Municipal Bond	8,945	—	—	89,760	98,705

For the year ended August 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
AAA CLO	$—	$ —	$—	$ —
Active Aggregate Bond	1,491,727	—	—	1,491,727
Active High Yield Bond	6,738,650	—	—	6,738,650
Floating Rate Income	4,108,983	31,068	—	4,140,051
Municipal Income Opportunities	—	—	—	—
Short Duration High Yield	—	—	—	—
Short Duration Multi-Sector Bond	—	—	—	—

PGIM Fixed Income ETFs 335

Notes to Financial Statements (continued)

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Total Return Bond	$4,335,305	$—	$—	$ 4,335,305
Ultra Short Bond	180,412,893	—	—	180,412,893
Ultra Short Municipal Bond	—	—	—	—

For the year ended August 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax Exempt Income
AAA CLO	$2,887,089	$—	$ —
Active Aggregate Bond	277,783	—	—
Active High Yield Bond	1,204,575	—	—
Floating Rate Income	913,245	—	—
Municipal Income Opportunities	—	—	115,321
Short Duration High Yield	276,323	—	—
Short Duration Multi-Sector Bond	91,274	—	—
Total Return Bond	893,309	—	—
Ultra Short Bond	39,428,926	—	—
Ultra Short Municipal Bond	—	—	75,681

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of August 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AAA CLO	$440,152,653	$1,183,639	$(105,466)	$1,078,173
Active Aggregate Bond	47,686,081	488,712	(3,921,130)	(3,432,418)
Active High Yield Bond	134,684,926	3,723,252	(8,117,677)	(4,394,425)
Floating Rate Income	76,545,351	1,113,981	(1,147,585)	(33,604)
Municipal Income Opportunities	24,698,168	418,308	(6,643)	411,665
Short Duration High Yield	25,514,828	262,385	(272,412)	(10,027)
Short Duration Multi-Sector Bond	33,488,301	707,689	(123,372)	584,317
Total Return Bond	280,310,603	6,291,878	(4,437,559)	1,854,319
Ultra Short Bond	7,429,915,827	59,447,725	(30,595,394)	28,852,331
Ultra Short Municipal Bond	24,852,073	105,358	(6,212)	99,146

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, straddle loss deferral, amortization of premiums, mark-to-market of futures and forwards contracts, swaps, partnerships, and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
AAA CLO	$—	$ —
Active Aggregate Bond	3,343,000	—
Active High Yield Bond	8,093,000	—
Floating Rate Income	—	—
Municipal Income Opportunities	26,000	—
Short Duration High Yield	40,000	—
Short Duration Multi-Sector Bond	19,000	—
Total Return Bond	9,092,000	203,000
Ultra Short Bond	35,277,000	—
Ultra Short Municipal Bond	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. except for Short Duration Multi-Sector Bond and Short Duration High Yield, which list their shares on the Cboe BZX Exchange, Inc. (together with NYSE Arca, Inc., the “Exchanges”), and since the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash

PGIM Fixed Income ETFs 337

Notes to Financial Statements (continued)

(including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 25,000 shares of each Fund, except for AAA CLO which consists of 50,000 shares.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
AAA CLO	1,851,125	22.0%
Active Aggregate Bond	1,012,500	96.4
Active High Yield Bond	792,051	21.1
Floating Rate Income	483,500	32.8
Municipal Income Opportunities	499,000	99.8
Short Duration High Yield	395,000	75.2
Short Duration Multi-Sector Bond	359,000	53.2
Total Return Bond	20,000	0.3
Ultra Short Bond	11,644,540	7.7
Ultra Short Municipal Bond	499,000	99.8

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
AAA CLO	1	22.0%
Active Aggregate Bond	1	96.4
Active High Yield Bond	1	21.1
Floating Rate Income	1	32.8
Municipal Income Opportunities	1	99.8
Short Duration High Yield	1	75.2
Short Duration Multi-Sector Bond	1	53.2
Total Return Bond	—	—
Ultra Short Bond	1	7.7
Ultra Short Municipal Bond	1	99.8
Unaffiliated:
AAA CLO	4	61.4
Active Aggregate Bond	—	—
Active High Yield Bond	3	56.7
Floating Rate Income	5	60.7
Municipal Income Opportunities	—	—
Short Duration High Yield	1	17.1
Short Duration Multi-Sector Bond	2	40.0
Total Return Bond	5	94.0
Ultra Short Bond	7	68.5
Ultra Short Municipal Bond	—	—

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the year ended August 31, 2024, the AAA CLO had redemptions in- kind and Active High Yield Bond ETF had subscriptions in-kind and redemptions in-kind with total proceeds in the amounts presented on the Statements of Changes in Net Assets.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA*	Prior SCA**
Term of Commitment	9/29/2023 – 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	Tranche A: $1,200,000,000 Tranche B: $125,000,000***	Tranche A: $1,200,000,000 Tranche B: $125,000,000***
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

PGIM Fixed Income ETFs 339

Notes to Financial Statements (continued)

	Current SCA*	Prior SCA**
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The Current SCA did not include Municipal Income Opportunities, Short Duration High Yield, and Ultra Short Municipal Bond.
**	The Prior SCA did not include AAA CLO and Short Duration Multi-Sector Bond.
***

Only Floating Rate Income and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 through September 25, 2025 will provide a commitment of $1,325,000,000, of which $1,200,000,000 (“Tranche A”) will be available for all Participating Funds, and of which $125,000,000 (“Tranche B”) will be solely available to the Floating Rate Income and one other fund (the “Floating Rate Funds”). The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the Tranche A SCA and the commitment fee allocated to the Floating Rate Funds will be 0.15% of the unused portion of the Tranche B SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended August 31, 2024.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	AAA CLO	Active Aggregate Bond	Active High Yield Bond	Floating Rate Income	Municipal Income Opportunities
Active Trading	X	X	–	X	–
Adjustable and Floating Rate Securities	–	–	–	X	–
Alternative Minimum Tax	–	–	–	–	X
Authorized Participant Concentration	X	X	X	X	X
Cash Transactions	X	X	X	X	X
CLO Manager	X	–	–	–	–
Collateralized Loan Obligations	X	–	–	–	–
Covenant-Lite	X	–	X	X	–
Credit	X	X	X	X	–
Currency	–	–	–	–	–
Debt Obligations	X	X	X	X	X
Derivatives	X	X	X	X	X
Distressed and Defaulted Securities	–	–	X	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	X	X	X	–
ETF Shares Trading	X	X	X	X	X
Floating Rate and Other Loans	–	–	X	X	–
Foreign Securities	X	X	X	X	–
Insured Municipal Bonds	–	–	–	–	X
Interest Rate	X	X	X	X	X
Junk Bonds	–	–	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	X	X	X	X	X
Loan Liquidity and Settlement	–	–	–	X	–
Management	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Money Market Instruments	–	–	–	–	–
Mortgage-Backed and Asset-Backed Securities	–	X	X	–	–
Municipal Bonds and Notes	–	–	–	–	X
Municipal Lease Obligations	–	–	–	–	X
New/Small Fund	X	–	–	X	X
Non-Diversified Investment Company Risk	X	–	–	–	–
Non-Money Market Fund	–	–	–	–	–
Small Fund	–	–	X	–	–
Structured Products	–	X	–	–	–
U.S. Government and Agency Securities	–	X	–	–	–
Variable and Floating Rate Bonds	–	–	–	–	X

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Risks	AAA CLO	Active Aggregate Bond	Active High Yield Bond	Floating Rate Income	Municipal Income Opportunities
Zero Coupon Bond	–	–	–	–	X

Risks	Short Duration High Yield Bond	Short Duration Multi-Sector Bond	Total Return Bond	Ultra Short Bond	Ultra Short Municipal Bond
Active Trading	–	X	X	–	–
Adjustable and Floating Rate Securities	–	–	–	–	–
Alternative Minimum Tax	–	–	–	–	X
Authorized Participant Concentration	X	X	X	X	X
Cash Transactions	X	X	X	X	X
CLO Manager	–	–	–	–	–
Collateralized Loan Obligations	–	–	X	X	–
Covenant-Lite	X	X	X	–	–
Credit	X	X	X	X	–
Currency	–	X	X	–	–
Debt Obligations	X	X	X	X	X
Derivatives	X	X	X	X	X
Distressed and Defaulted Securities	X	–	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	X	–	X	–	–
ETF Shares Trading	X	X	X	X	X
Floating Rate and Other Loans	X	X	X	–	–
Foreign Securities	X	X	X	X	–
Insured Municipal Bonds	–	–	–	–	X
Interest Rate	X	X	X	X	X
Junk Bonds	X	X	X	–	X
Large Shareholder and Large Scale
Redemption	X	X	X	X	X
Liquidity	X	X	X	–	X
Loan Liquidity and Settlement	–	–	–	–	–
Management	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Money Market Instruments	–	–	–	X	–
Mortgage-Backed and Asset-Backed
Securities	–	X	X	X	–
Municipal Bonds and Notes	–	–	–	–	X
Municipal Lease Obligations	–	–	–	–	X
New/Small Fund	X	X	X	–	X
Non-Diversified Investment Company Risk	–	–	–	–	–
Non-Money Market Fund	–	–	–	X	–
Small Fund	–	–	–	–	–

Risks	Short Duration High Yield Bond	Short Duration Multi-Sector Bond	Total Return Bond	Ultra Short Bond	Ultra Short Municipal Bond
Structured Products	–	–	–	–	–
U.S. Government and Agency Securities	–	X	X	X	–
Variable and Floating Rate Bonds	–	–	–	X	X
Zero Coupon Bond	–	–	–	–	X

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Alternative Minimum Tax Risk: Although the interest received from municipal securities is generally exempt from federal income tax, the Fund may invest in municipal securities subject to the federal alternative minimum tax on individuals. Therefore, all or a portion of the Fund’s otherwise exempt-interest dividends may be taken into account in determining the federal alternative minimum tax on individuals and may have other tax consequences.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

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CLO Manager Risk: CLO managers may have limited operating histories and may be subject to conflicts of interest, including managing the assets of other clients and other investment vehicles or otherwise receiving fees that may incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLOs in which the Fund invests.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Distressed and Defaulted Securities Risk: Distressed and defaulted securities are subject to particularly high credit risk, market risk and illiquidity risk. These securities are at a high risk for default, especially during economic downturns, and they are subject to greater volatility than securities of more stable issuers. To the extent that the Fund invests in bankrupt issuers, the Fund may be subject to litigation risks and costs.

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Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material

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non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss.

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Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds and Notes Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to

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prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer. Municipal notes are shorter term municipal dept obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risk: Municipal lease obligations are typically not subject to the statutory and constitutional requirements of other municipal securities, including voter approval and debt limits. Because municipal lease obligations generally are backed by revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are typically less secure than most municipal obligations. Many municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate funds for future lease payments.

Non-appropriation lease obligations are secured only by the leased property, and disposition of the property in the event of foreclosure could prove difficult. Municipal lease obligations may not have an active trading market, which may make it difficult for the Fund to sell them quickly or at an attractive price.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Non-Money Market Fund Risk: The Fund is not a money market fund. The Fund does not seek to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s NAV and market value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Small Fund Risk: When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund may face the risk of being delisted if it does not meet certain conditions of the listing exchange due to small size. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National

PGIM Fixed Income ETFs 353

Notes to Financial Statements (continued)

Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

Zero Coupon Bond Risk: Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PGIM ETF Trust and Shareholders of PGIM AAA CLO ETF, PGIM Active Aggregate Bond ETF, PGIM Active High Yield Bond ETF, PGIM Floating Rate Income ETF, PGIM Municipal Income Opportunities ETF, PGIM Short Duration High Yield ETF, PGIM Short Duration Multi-Sector Bond ETF, PGIM Total Return Bond ETF, PGIM Ultra Short Bond ETF and PGIM Ultra Short Municipal Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting PGIM ETF Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein ended on or subsequent to August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations, and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein ended on or subsequent to August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements
PGIM Active Aggregate Bond ETF PGIM Active High Yield Bond ETF	Statements of operations for the year ended August 31, 2024 and the statements of changes in net assets for each of the two years in the period ended August 31, 2024
PGIM Floating Rate Income ETF
PGIM Total Return Bond ETF
PGIM Ultra Short Bond ETF

PGIM AAA CLO ETF PGIM Short Duration Multi-Sector Bond ETF	Statements of operations for the year ended August 31, 2024, and statements of changes in net assets for the year ended August 31, 2024 and the period July 19, 2023 (commencement of operations) through August 31, 2023

PGIM Short Duration High Yield ETF	Statement of operations and statement of changes in net assets for the period December 14, 2023 (commencement of operations) through August 31, 2024

PGIM Municipal Income Opportunities ETF	Statement of operations and statement of changes in net assets for the period June 14, 2024 (commencement of operations) through August 31, 2024

PGIM Ultra Short Municipal Bond ETF	Statement of operations and statement of changes in net assets for the period June 24, 2024 (commencement of operations) through August 31, 2024

The financial statements of PGIM Ultra Short Bond ETF and PGIM Active High Yield Bond ETF as of and for the year ended August 31, 2020 and the financial highlights for each of the periods ended on or prior to August 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 15, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

October 25, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Fixed Income ETFs 355

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies are compensated through the unitary management fee paid by the Fund to the Manager and not directly by the Fund. Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Funds’ Board of Trustees

The Board of Trustees (the “Board”) of PGIM Active Aggregate Bond ETF, PGIM Active High Yield Bond ETF, PGIM Floating Rate Income ETF, PGIM Total Return Bond ETF and PGIM Ultra Short Bond ETF (each, a “Fund, and collectively, the “Funds”)1 consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the Trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM, Inc. on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”) and PGIM Limited (“PGIML”), as applicable. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadvisers and, as applicable, its affiliates, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale

[1]	Each of the Funds is a series of PGIM ETF Trust.

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to management agreements with each Fund, and between PGIM Investments and each of PGIML and PGIM Fixed Income, as applicable, which serve as the Funds’ subadvisers pursuant to the terms of their respective subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser(s) for each Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to each Fund, such as PGIM Investments’ role as administrator of each Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and

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procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the portfolio for their respective Fund(s). The Board was provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from each Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, and the subadvisory services provided to each Fund by PGIML and PGIM Fixed Income, as applicable, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management agreements and the subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with each Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of each Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-, three-, five- and ten-year periods, as applicable, ended December 31, 2023.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal period ended August 31, 2023. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by

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Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. The tables set forth net performance comparisons for each Fund (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

PGIM Active Aggregate Bond ETF

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-year period.
●	The Board noted that the Fund commenced operations on April 12, 2021 and that longer term performance was not available.
●

The Board and PGIM Investments agreed to a contractual fee waiver, pursuant to which PGIM Investments waives any management fees it receives from the Fund in an amount equal to the subadvisory fees paid by the Fund to the PGIM Institutional Money Market Fund.

●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

PGIM Active High Yield Bond ETF

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	N/A

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the three-, and five-year periods and underperformed its benchmark index over the one-year period.
●	The Board also noted that PGIM Investments and the subadviser contractually reduced their fee schedules, effective March 8, 2024.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual fee waiver, pursuant to which PGIM Investments waives any management fees it receives from the Fund in an amount equal to the subadvisory fees paid by the Fund to the PGIM Institutional Money Market Fund.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Floating Rate Income ETF

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-year period.
●	The Board noted that the Fund commenced operations on May 17, 2022 and that longer term performance was not available.
●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

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PGIM Total Return Bond ETF

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-year period.
●	The Board noted that the Fund commenced operations on December 2, 2021 and that longer term performance was not available.
●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Ultra Short Bond ETF

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual fee waiver, pursuant to which PGIM Investments waives any management fees it receives from the Fund in an amount equal to the subadvisory fees paid by the Fund to the PGIM Institutional Money Market Fund.

●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

PGIM Fixed Income ETFs

Approval of Advisory Agreements

PGIM AAA CLO ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM Inc. (PGIM), through its PGIM Fixed Income division, together with PGIM Limited, an indirect wholly-owned subsidiary of PGIM, to serve as the subadviser (together, the Subadviser) with respect to the PGIM AAA CLO ETF (the Fund). The Board, including all of the Independent Trustees, met on April 27, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

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Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that sleeves of funds and separately managed accounts were managed by the Subadviser that utilize a substantially similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e, total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review

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profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Fixed Income ETFs

Approval of Advisory Agreements

PGIM Short Duration Multi-Sector Bond ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM Inc. (PGIM), through its PGIM Fixed Income division, together with PGIM Limited, an indirect wholly-owned subsidiary of PGIM, to serve as the subadviser (together, the Subadviser) with respect to the PGIM Short Duration Multi-Sector Bond ETF (the Fund). The Board, including all of the Independent Trustees, met on April 27, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

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Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of a mutual fund advised by the Manager and subadvised by the Subadviser that utilizes the same investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the third quartile. The Board discussed the potential differences in strategies of the funds comprising the Lipper 15(c) Peer Group and the comparative value of such peers. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability

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information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

*  *  *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Fixed Income ETFs

Approval of Advisory Agreements

PGIM Short Duration High Yield ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM Inc. (PGIM), through its PGIM Fixed Income division, together with PGIM Limited, an indirect wholly-owned subsidiary of PGIM, to serve as the subadviser (together, the Subadviser) with respect to the PGIM Short Duration High Yield ETF (the Fund). The Board, including all of the Independent Trustees, met on September 13, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

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Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of a mutual fund advised by the Manager and subadvised by the Subadviser that utilizes a similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the second quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability

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information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Fixed Income ETFs

Approval of Advisory Agreements

PGIM Ultra Short Municipal Bond ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM Inc. (PGIM), through its PGIM Fixed Income division (PGIM Fixed Income) to serve as the subadviser (the Subadviser) with respect to the PGIM Ultra Short Municipal Bond ETF (the Fund). The Board, including all of the Independent Trustees, met on March 6, 2024 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

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Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that the Subadviser manages municipal bond strategies in other funds and accounts. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

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Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Fixed Income ETFs

Approval of Advisory Agreements

PGIM Municipal Income Opportunities ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM Inc. (PGIM), through its PGIM Fixed Income division (PGIM Fixed Income) to serve as the subadviser (the Subadviser) with respect to the PGIM Municipal Income Opportunities ETF (the Fund). The Board, including all of the Independent Trustees, met on March 6, 2024 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

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Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that the Subadviser manages municipal bond strategies in other funds and accounts. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review

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profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Fixed Income ETFs

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 25, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 25, 2024